                             [COLUMBIA FUNDS LOGO]



                                 COLUMBIA FUNDS



                             2002 SEMIANNUAL REPORT


                           COLUMBIA COMMON STOCK FUND

                              COLUMBIA GROWTH FUND

                        COLUMBIA INTERNATIONAL STOCK FUND

                              COLUMBIA SPECIAL FUND

                             COLUMBIA SMALL CAP FUND

                        COLUMBIA REAL ESTATE EQUITY FUND

                            COLUMBIA TECHNOLOGY FUND

                          COLUMBIA STRATEGIC VALUE FUND

                             COLUMBIA BALANCED FUND

                          COLUMBIA SHORT TERM BOND FUND

                      COLUMBIA FIXED INCOME SECURITIES FUND

                     COLUMBIA NATIONAL MUNICIPAL BOND FUND

                       COLUMBIA OREGON MUNICIPAL BOND FUND

                            COLUMBIA HIGH YIELD FUND

                          COLUMBIA DAILY INCOME COMPANY

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------
                        COLUMBIA FUNDS SEMIANNUAL REPORT
                                 JUNE 30, 2002

INTRODUCTION                   1      TO OUR SHAREHOLDERS
-----------------------------------------------------------------------------
INVESTMENT                     4      COLUMBIA COMMON STOCK FUND
REVIEWS                        6      COLUMBIA GROWTH FUND
                               8      COLUMBIA INTERNATIONAL STOCK FUND
                              10      COLUMBIA SPECIAL FUND
                              12      COLUMBIA SMALL CAP FUND
                              14      COLUMBIA REAL ESTATE EQUITY FUND
                              16      COLUMBIA TECHNOLOGY FUND
                              18      COLUMBIA STRATEGIC VALUE FUND
                              20      COLUMBIA BALANCED FUND
                              22      COLUMBIA SHORT TERM BOND FUND
                              24      COLUMBIA FIXED INCOME SECURITIES FUND
                              26      COLUMBIA NATIONAL MUNICIPAL BOND FUND
                              28      COLUMBIA OREGON MUNICIPAL BOND FUND
                              30      COLUMBIA HIGH YIELD FUND
                              32      COLUMBIA DAILY INCOME COMPANY
-----------------------------------------------------------------------------
FINANCIAL                     33      FINANCIAL HIGHLIGHTS
INFORMATION                   41      SCHEDULES OF INVESTMENTS
                              92      STATEMENTS OF ASSETS AND LIABILITIES
                              94      STATEMENTS OF OPERATIONS
                              96      STATEMENTS OF CHANGES IN NET ASSETS
                              98      NOTES TO FINANCIAL STATEMENTS

                                 COLUMBIA FUNDS
                           Columbia Financial Center
                              1301 SW Fifth Avenue
                            Portland, OR 97201-5601
                                 1-800-547-1707
                             www.columbiafunds.com

            Front cover features a photograph of the 85-year-old Vista House, perched atop Crown Point at the mouth of the Columbia River Gorge. The photo was taken in Oregon, looking across to Washington State.

                              TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

                                           [CONSUMER CONFIDENCE AT LOW
                                           LEVELS LINE GRAPH]

                                                                       CONSUMER CONFIDENCE INDEX
                                                                       -------------------------
25-Jan '00                                                                       144.7
                                                                                 140.8
                                                                                 137.1
                                                                                 137.7
                                                                                 144.7
27-Jun                                                                           139.2
                                                                                 143.0
                                                                                 140.8
                                                                                 142.5
                                                                                 135.8
                                                                                 132.6
                                                                                 128.6
30-Jan '01                                                                       115.7
                                                                                 109.2
                                                                                 116.9
                                                                                 109.9
                                                                                 116.1
26-Jun                                                                           118.9
                                                                                 116.3
                                                                                 114.0
                                                                                  97.0
                                                                                  85.3
                                                                                  84.9
                                                                                  94.6
29-Jan '02                                                                        97.8
                                                                                  95.0
                                                                                 110.7
                                                                                 108.5
                                                                                 110.3
25-Jun                                                                           106.3

---------------
Source: The Conference Board

We are pleased to present the Columbia Funds 2002 Semiannual Report. In the following pages, you will find detailed financial information for the 15 Columbia Funds for the six months ended June 30, 2002. In addition, a discussion of each fund's investment activity for the first half of the year is provided. First, however, we'd like to offer an overview of the market environment in which the Funds performed.

INVESTMENT CLIMATE MARRED BY ACCOUNTING CONTROVERSY

The year 2002 began on a strong note with a continuation of a market rally from the closing weeks of 2001. However, the markets resumed a downward trend as the first six months progressed. Aggressive accounting practices that upended Enron and Arthur Anderson were joined by new financial reporting controversies at some of the largest U.S. companies. Such revelations have contributed to a shaky market as investors have lost confidence in corporate financial disclosures, accounting and audit practices, executive compensation, and the due diligence of professional investors and analysts. Plus, the corporate scandals have exacerbated concerns already weighing on investors, such as the threat of further terrorist attacks and the seemingly irreconcilable hostilities in the Middle East.

Despite these worries, the economy appears to be on track for a moderate recovery. Underlying economic fundamentals are improving, albeit more slowly than anticipated. Leading economic indicators -- such as housing and construction permits, orders for durable goods and manufacturing surveys -- continue to support expectations for improving growth. Corporate profits are looking up and should continue to do so, with consumer demand growing, inventories declining and some excess capacity reduced. In addition, new unemployment claims continue to decrease, signaling that a gradual recuperation in employment conditions is underway.

While the U.S. economy is on track for a modest recovery, global economies are also gaining ground, though global markets have been set back due to the turmoil in the U.S. The U.S. dollar has weakened as capital flows have moved to markets with lower valuations and improving prospects and as the Federal Reserve Board (the "Fed") has signaled that U.S. monetary policy is on hold. Prospects in Asia, including Japan, seem to be showing particular improvement.

VOLATILITY IN THE EQUITY MARKETS

Most areas of the equity markets have been challenging for investors so far this year. In a series of declines at the end of June, the S&P 500 approached lows not

                              TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

     [VOLATILITY IN THE BROAD STOCK
     MARKET LINE GRAPH]

                                                                             S&P 500 INDEX
                                                                             -------------
2-Jan '02                                                                       1154.67
                                                                                1165.27
                                                                                1172.51
                                                                                1164.89
                                                                                1160.71
                                                                                1155.14
                                                                                1156.55
                                                                                1145.60
                                                                                1138.41
                                                                                1146.19
                                                                                1127.57
                                                                                1138.88
                                                                                1127.58
                                                                                1119.31
                                                                                1128.18
                                                                                1132.15
                                                                                1133.28
                                                                                1133.06
                                                                                1100.64
                                                                                1113.57
31-Jan '02                                                                      1130.20
                                                                                1122.20
                                                                                1094.44
                                                                                1090.02
                                                                                1083.51
                                                                                1080.17
                                                                                1096.22
                                                                                1111.94
                                                                                1107.50
                                                                                1118.51
                                                                                1116.48
                                                                                1104.18
                                                                                1083.34
                                                                                1097.98
                                                                                1080.95
                                                                                1089.84
                                                                                1109.43
                                                                                1109.38
                                                                                1109.89
28-Feb '02                                                                      1106.73
                                                                                1131.78
                                                                                1153.84
                                                                                1146.14
                                                                                1162.77
                                                                                1157.54
                                                                                1164.31
                                                                                1168.26
                                                                                1165.58
                                                                                1154.09
                                                                                1153.04
                                                                                1166.16
                                                                                1165.55
                                                                                1170.29
                                                                                1151.85
                                                                                1153.59
                                                                                1148.70
                                                                                1131.87
                                                                                1138.49
                                                                                1144.58
28-Mar '02                                                                      1147.39
                                                                                1146.54
                                                                                1136.76
                                                                                1125.40
                                                                                1126.34
                                                                                1122.73
                                                                                1125.29
                                                                                1117.80
                                                                                1130.47
                                                                                1103.69
                                                                                1111.01
                                                                                1102.55
                                                                                1128.37
                                                                                1126.07
                                                                                1124.47
                                                                                1125.17
                                                                                1107.83
                                                                                1100.96
                                                                                1093.14
                                                                                1091.48
                                                                                1076.32
                                                                                1065.45
30-Apr '02                                                                      1076.92
                                                                                1086.46
                                                                                1084.56
                                                                                1073.43
                                                                                1052.67
                                                                                1049.49
                                                                                1088.85
                                                                                1073.01
                                                                                1054.99
                                                                                1074.56
                                                                                1097.28
                                                                                1091.07
                                                                                1098.23
                                                                                1106.23
                                                                                1091.88
                                                                                1079.88
                                                                                1086.02
                                                                                1097.08
                                                                                1083.82
                                                                                1074.55
                                                                                1067.66
                                                                                1064.66
31-May '02                                                                      1067.14
                                                                                1040.68
                                                                                1040.69
                                                                                1049.90
                                                                                1029.15
                                                                                1027.53
                                                                                1030.74
                                                                                1013.60
                                                                                1020.26
                                                                                1009.56
                                                                                1007.27
                                                                                1036.17
                                                                                1037.11
                                                                                1019.99
                                                                                1006.29
                                                                                 989.13
                                                                                 992.72
                                                                                 976.14
                                                                                 973.53
                                                                                 990.64
28-Jun '02                                                                       989.82

seen since September 11th; for the six months ending June 30, the Index returned -13.16%. As large cap stocks suffered throughout the first half of the year, smaller stocks fared slightly better: the Russell 2000 Index was down only -4.70%, helped by small cap value stocks. The markets continued this downward trend early in the third quarter as major equity indices dipped below their post-9/11 lows.

Certain areas of the equity markets have provided some relief from market volatility. International markets, as mentioned, have fared slightly better than the broad U.S. market, and the MSCI EAFE Index returned -1.38% for the first half of the year. The real estate sector has benefited from low interest rates and investors' preference for high dividend yields, and the NAREIT Index returned 13.68% for the period.

HIGH QUALITY BONDS BENEFIT FROM STOCK MARKET TURMOIL
Since making aggressive interest rate cuts in 2001, the Fed has taken little action so far this year, adopting a neutral bias and remaining cautious about raising interest rates. As expectations for the Fed to raise interest rates moved out, interest rates fell, bond prices moved higher, and Treasuries were the primary beneficiaries, as investors fled from stocks to the stability of higher quality bonds. For the six months ended June 30, investment-grade bonds, as represented by the Lehman Aggregate Bond Index, returned 3.79%. Non-investment-grade bonds, however, suffered in the period due to the corporate accounting scandals and returned - 4.31%, as measured by the Merrill Lynch U.S. High Yield Index.

AN OUTLOOK FOR THE INVESTMENT ENVIRONMENT

Recent proposals to institute new legislation and reforms on corporate accountability from President Bush, the Securities & Exchange Commission, and the Financial Accounting Standards Board have yet to stabilize the markets. The new requirement for CEOs to swear to the accuracy of their financial reports, effective August 14, is leading to market tension and some soul searching by corporate executives.

Despite the pessimism in the markets, the second quarter earnings season has so far seen some fairly good results. Economic fundamentals are gradually improving, equity valuations have become much more reasonable, and technical indicators of sentiment are consistent with levels historically seen at market bottoms. In addition, it is likely that the Fed will not risk raising interest rates until the equity markets stabilize and the economic recovery appears firmly on track, pushing any tightening move potentially into 2003. Indeed, there has been some speculation that the Fed

                              TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------
may ease rates further in the near-term to help the economy avoid a "double dip" recession. Fiscal policy, however, may begin to put pressure on interest rates as tax revenues decline and Congress passes new spending measures. One concern is that falling stock prices will convince consumers to stop spending and businesses to defer expansion plans. Such a scenario could hamper further improvements in economic growth and cause the recovery to lose momentum.

With the market deeply oversold and investor sentiment at levels generally seen at market bottoms, we believe some favorable investment opportunities should arise. As economic indicators appear to be stable and improving, our long-term outlook for stocks is constructive.

VISIT US ONLINE

As always, you can find the Investment Team's latest views of the market environment at www.columbiafunds.com. Once online, you can also find news about recent developments at Columbia Funds and access your account information over a secure connection. In addition, educational articles and planning calculators can help guide you as you manage your investments with us. If you have any questions about the Web site or about your account, please contact one of our Investor Services Representatives at 1-800-547-1707 (from 7:30 a.m. to 5:00 p.m., Pacific Standard Time).

If you've been managing significant assets on your own and would like to receive some professional assistance, please inquire about a Private Management Account
(PMA). Through this fee-based service, Columbia can manage your mutual fund account of $150,000 or more on your behalf. For more information about a PMA, please call toll-free 1-866-651-4563.

Thank you for your continued confidence in Columbia Funds. We look forward to serving you in the months and years ahead.

Sincerely,

/s/ Jeff B. Curtis
Jeff B. Curtis
President
Columbia Funds Management Company

/s/ Richard J. Johnson
Richard J. Johnson
Chief Investment Officer
Columbia Funds Management Company

August 2002

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------

        COLUMBIA COMMON STOCK FUND

     GROWTH OF $10,000 OVER 10 YEARS [LINE GRAPH]

                                                                            CCSF                               S&P
                                                                            ----                               ---
6/30/92                                                                   10000.00                           10000.00
6/30/93                                                                   11906.00                           11363.00
6/30/94                                                                   12404.00                           11523.00
6/30/95                                                                   14752.00                           14527.00
6/30/96                                                                   18690.00                           18306.00
6/30/97                                                                   23879.00                           24656.00
6/30/98                                                                   29753.00                           32095.00
6/30/99                                                                   36941.00                           39397.00
6/30/00                                                                   43691.00                           42253.00
6/30/01                                                                   34489.00                           35982.00
6/30/02                                                                   26997.00                           29509.00

                          AVERAGE ANNUAL TOTAL RETURNS
                              As of June 30, 2002

                                                           CCSF     S&P 500
                                                          ------    -------
1 Year                                                    -21.73%   -17.99%

5 Years                                                     2.49%     3.66%

10 Years                                                   10.44%    11.43%

---------------
Past performance is not predictive of future results. The S&P 500 Index is an unmanaged index generally considered representative of the U.S. stock market.

BEAR CONTINUES TO CLAW

After beginning the year 2002 with relatively flat returns in the first quarter, the stock market resumed its volatile path in the second quarter as investor confidence was dealt several blows. In addition to continued threats of terrorism and hostilities in the Middle East, investors were barraged by bad news regarding corporate accounting and the quality of reported earnings. In this uncertain environment, Columbia Common Stock Fund returned -14.92% for the six months ended June 30, 2002. In comparison, the S&P 500 Index returned -13.16%.

                       POSITIVE ECONOMIC NEWS OVERSHADOWED

                       The economy appeared to be on track for a modest recovery as corporate profits and economic activity accelerated in the first quarter of 2002. However, despite these positive developments in fundamentals, the economic recovery was overshadowed by concerns over the quality of reported earnings and corporate governance. Larger cap companies suffered more than smaller cap companies, as valuations continued to compress for the former. As the list of suspected culprits of accounting irregularities grew in the second quarter, the market responded with one of its worst quarters since World War II, with the S&P 500 Index shedding -13.40%.

                       TECH, TELECOM AND MEDIA STRUGGLE

                       The technology, telecommunications and media sectors struggled throughout much of the period and had an overall negative impact on Fund performance. Adelphia Communications was our worst holding in the media area. The position was sold due to reports that the management group of this cable operator had deceived investors and, therefore, had lost all credibility.

                       In addition, Tyco International, a diversified industrial holding, was a very weak performer in the first half of the year. Tyco is yet another company where it appears that management has misled shareholders. By taking early action in January, however, we were able to mitigate losses to the portfolio: we reduced our holdings when the stock was valued in the mid-$50 range, due to concerns over the generation of cash flow at the company.

DEFENSIVE ISSUES MAKE GAINS

Despite a number of disappointments during the period, the Fund did benefit from certain defensive holdings. For instance, Raytheon outperformed nicely in the first

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------


part of the year. A provider of electronic goods for the defense industry, as well as for commercial markets, Raytheon is benefiting from rising defense budgets and an increasing ability to generate strong cash flow. In the finance industry, Bank of America maintained its status as a stalwart holding. The company continued to show strong earnings and dividend yield as a steep yield curve and inwardly focused management team continued to "block and tackle" in a relatively decent environment for financial stocks.

ON TRACK FOR RECOVERY

While the pace of the anticipated rebound can be debated, we continue to believe that the economy is on track for a modest recovery. Therefore, we are seeking companies that are well positioned to benefit from revitalized U.S. and global economies. We have been adding to companies and industries that can benefit from a weaker dollar, such as multinational firms with significant operations abroad. We are also maintaining a lower weighted average market cap than our benchmark index, believing that smaller cap issues will outpace the largest cap companies. Until investor confidence stabilizes, however, it is likely that the markets will remain volatile.

Guy W. Pope
On behalf of the Columbia Investment Team

                                TOP TEN HOLDINGS
                                % of Net Assets

                                                              6/30/02  12/31/01
Pfizer, Inc.                                                      3.9       3.5
Citigroup, Inc.                                                   3.7       4.5
Wal-Mart Stores, Inc.                                             3.1       2.5
General Electric Co.                                              2.5       3.8
Microsoft Corp.                                                   2.5       3.2
Exxon Mobil Corp.                                                 2.4       2.7
Bank of America Corp.                                             2.4       1.7
Pharmacia Corp.                                                   2.3       1.4
American Express Co.                                              2.1       1.5
American International Group, Inc.                                1.9       1.9

                            ------------------------
                                TOP FIVE SECTORS
                                % of Net Assets

                                                              6/30/02  12/31/01
Financial Services                                               22.7      19.0
Consumer Discretionary & Services                                18.7      15.1
Health Care                                                      16.1      14.9
Technology                                                        9.9      17.0
Other/Multi-Sector Companies                                      8.1      10.5

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------

        COLUMBIA GROWTH FUND

     GROWTH OF $10,000 OVER 20 YEARS [LINE GRAPH]

                                                  COLUMBIA GROWTH FUND            S&P 500 INDEX            RUSSELL 1000 GROWTH
                                                  --------------------            -------------            -------------------
6/30/92                                                 10000.00                    10000.00                    10000.00
6/30/93                                                 12315.00                    11363.00                    10903.00
6/30/94                                                 12554.00                    11523.00                    10875.00
6/30/95                                                 15519.00                    14527.00                    14193.00
6/30/96                                                 19705.00                    18306.00                    18142.00
6/30/97                                                 24428.00                    24656.00                    23824.00
6/30/98                                                 32660.00                    32095.00                    31298.00
6/30/99                                                 40123.00                    39397.00                    39836.00
6/30/00                                                 48745.00                    42253.00                    50062.00
6/30/01                                                 35014.00                    35982.00                    31955.00
6/30/02                                                 24553.00                    29509.00                    23494.00

                          AVERAGE ANNUAL TOTAL RETURNS
                              As of June 30, 2002

                                                           RUSSELL
                                                            1000        S&P
                                                  CGF      GROWTH       500
                                                 ------    -------    -------
1 Year                                           -29.88%   -26.48%    -17.99%
5 Years                                            0.10%    -0.28%      3.66%
10 Years                                           9.40%     8.92%     11.43%

---------------
Past performance is not predictive of future results. The S&P 500 Index is an unmanaged index generally considered representative of the U.S. stock market. The Russell 1000 Growth Index is an unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values (the Russell 1000 Index measures the performance of the 1000 largest U.S. companies based on total market capitalization).

GROWTH STOCKS STRUGGLE IN FIRST HALF
During the six months ended June 30, 2002, growth stocks plummeted. Continued disappointment in technology spending trends, persistent terrorist threats, and -- most troubling -- the uprooting of confidence in the capital markets have depressed share prices in sickening fashion. During the period, the Fund declined -23.13%, while the Russell 1000 Growth Index returned -20.78% and the
                       S&P 500 Index returned -13.16%.

                       CORPORATIONS COME UNDER INCREASED SCRUTINY

                       Following the aftermath of the 9/11 tragedy, the overall outlook for the country began to improve, and the stock market responded. A market rally was supported into early 2002 by significant monetary and fiscal stimulus, evidence of an economic rebound, military success in Afghanistan, and a sense that disparate interests at home and abroad were working together to solve economic and terrorist challenges. However, the Enron debacle and the disclosure of other corporate deceptions contributed to widespread paranoia over the credibility of the U.S. system of financial reporting, auditing and other checks. The markets reflected increased unease with greater volatility, as some indices even began to flirt with post-9/11 lows. Companies that suffered most from "Enronitis" included those whose growth has been supported by acquisitions and those that had depreciated large capital investments. Investors sought refuge in what they considered to be "easy-to-understand" organic growth stocks and "safe" value stocks.

                       EXPOSURE TO TYCO HURTS PERFORMANCE

                       The greatest negative impact on the Fund's performance was Tyco International, which succeeded Enron as the alleged poster child for aggressive, and perhaps suspect, accounting practices. While the SEC thoroughly investigated the company in 2000 and has examined subsequent acquisitions, suspicions have crushed the stock's valuation. Tyco's new CEO and expanded board should provide some relief on the issue of credibility and enable the stock to recover.

Cyclical companies whose prospects for profit rebounds have been delayed -- such as Flextronics, Siebel Systems and Clear Channel Communications -- also hurt Fund performance in the period. However, we believe these stocks should perform well as the economic recovery leads to an improvement in corporate discretionary spending.

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------


                                TOP TEN HOLDINGS
                                % of Net Assets

                                                              6/30/02  12/31/01
Microsoft Corp.                                                   5.5       5.0
Pfizer, Inc.                                                      5.3       4.4
Wal-Mart Stores, Inc.                                             3.7       2.7
General Electric Co.                                              3.4       4.5
Baxter International, Inc.                                        2.6       2.4
Johnson & Johnson                                                 2.5       1.0
Viacom, Inc. (Class B)                                            2.4       1.5
Pharmacia Corp.                                                   2.2       1.7
Coca-Cola Co.                                                     2.1        --
American International Group, Inc.                                2.1       2.2

                            ------------------------
                                TOP FIVE SECTORS
                                % of Net Assets

                                                              6/30/02   12/31/01
Consumer Discretionary & Services                                 24.8     19.7
Health Care                                                       22.4     20.3
Technology                                                        19.5     26.9
Financial Services                                                13.6      8.9
Consumer Staples                                                   7.0      2.8

In the difficult first half of 2002, the Fund's performance was supported by competitively strong companies that have franchises, are gaining market share, and that serve the consumer primarily. Such companies include Intuit, Electronic Arts,
Kraft Foods, Kellogg and AutoZone. We sold our holdings in Kellogg during the period, taking profits. As of June 30, we remain optimistic about the growth prospects of the remaining companies.

MARKETS IN TURMOIL

The investment environment is, frankly, in turmoil. Stocks have been in a persistent and ugly decline, and confidence in the integrity of U.S. corporations, reporting and markets is very low. In addition, investors increasingly worry that the weakness in the stock market will undermine the economic recovery in place. Indeed, it appears as though we are experiencing the complete opposite of the manic euphoria associated with the market peak of early
2000.

Nevertheless, there is some cause for optimism. We observe that the market is deeply oversold, investor sentiment is at levels generally seen at market bottoms, mutual fund redemption activity is consistent with historical market troughs, and economic indicators are solid. With companies such as Pfizer, Baxter International, PepsiCo and Johnson &
Johnson trading at mid-teen price/earnings ratios (on 2003 estimates), we see some favorable valuation opportunities emerging.

Our long-term outlook for stocks remains constructive, and we are cognizant that market bottoms develop when the environment seems most dire.

Alexander S. Macmillan
Portfolio Manager

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------

        COLUMBIA INTERNATIONAL STOCK FUND

     GROWTH OF $10,000 SINCE INCEPTION [LINE GRAPH]

                                                             COLUMBIA INTERNATIONAL STOCK FUND           MSCI EAFE INDEX
                                                             ---------------------------------           ---------------
10/1/92                                                                  10000.00                            10000.00
12/31/92                                                                 10060.00                             9623.00
12/31/93                                                                 13417.00                            12794.00
12/31/94                                                                 13086.00                            13825.00
12/31/95                                                                 13760.00                            15422.00
12/31/96                                                                 16042.00                            16403.00
12/31/97                                                                 17882.00                            16740.00
12/31/98                                                                 20177.00                            20144.00
12/31/99                                                                 31865.00                            25643.00
12/31/00                                                                 24651.00                            22063.00
12/31/01                                                                 20098.00                            17384.00
6/30/02                                                                  19994.00                            17148.00

                          AVERAGE ANNUAL TOTAL RETURNS
                              As of June 30, 2002

                                                                     MSCI
                                                           CISF      EAFE
                                                           -----    -------
1 Year                                                     -8.47%    -9.22%

5 Years                                                    1.16%     -1.26%

Since Inception (10/1/92)                                  7.33%      5.66%

---------------
Past performance is not predictive of future results. The MSCI EAFE Index is an unmanaged, market-weighted index composed of companies representative of the market structure of 20 developed market countries in Europe, Australasia and the Far East.

FUND PERFORMANCE
For the first half of 2002, Columbia International Stock Fund returned -0.50% versus the -1.38% return of the MSCI EAFE Index. Over the long term, the Fund has returned 7.33% on an average annual basis since its 1992 inception, compared to 5.66% for the Index.

                       SECOND QUARTER ERASES EARLY GAINS

                       After making modest gains in the first three months of the year, international stock markets overall encountered sharp weakness in the second quarter. The distinct weakness in U.S. markets had a pronounced impact on many foreign counterparts, especially in Europe where telecommunications and technology shares were markedly lower. There were, however, some very positive influences on the portfolio, including the strong gains experienced by foreign currencies, primarily in the second quarter. For several years, the strong U.S. dollar (and weaker foreign currencies) depressed the Fund's returns. It appears that we are now in a new environment where exchange rates may support the portfolio's performance.

                       UNDERWEIGHTING EUROPEAN MARKETS

                       Some strategic changes were made to the portfolio in the first quarter of the year and maintained in the second quarter, namely underweighting European markets and emphasizing Asian markets. In Europe, we had strong success with financials (banks and insurance) early in the period. In the second quarter, however, accounting scandals and financial market weakness put pressure on these institutions. Therefore, we have reduced positions slightly and, as of June 30, are maintaining an emphasis in only what appear to be the largest, strongest financial stocks.

                       ASIAN MARKETS PRESENT OPPORTUNITY

                       Throughout the period, we maintained a heavy weighting in Japan, which continues to outperform most other major markets. The Japanese economy continues to suffer from lack of strong political will to effect some structured changes. However, Japan is very sensitive to international economic activity and is benefiting from the global recovery. We believe this cyclical upturn will result in attractive investment opportunities. As of June 30, we are committed to some key blue chip stocks, such as Sony Corp., Honda Motor Co. and Canon. We also have a strong emphasis on

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------


the retailing sector, and some representative holdings include Ito-Yokado, Shimamura and Daimaru.

In other Asian markets, we have had a heavy exposure to South Korea. Pacific Corp., the leading Korean cosmetics company, is still the portfolio's largest holding in that country. Earlier this year, we returned to Singapore and, more importantly, Thailand. A research visit to the latter confirmed that a sustainable economic recovery is underway, and we have found some compelling investments. Land &
Houses Public Co. is the largest and strongest residential builder in Thailand; with mortgage rates down sharply, construction activity has gathered momentum steadily.
Another holding, Big C Supercenter, is a well-placed retailer benefiting from the return of consumer confidence.

GLOBAL RECOVERY ANTICIPATED

Investors have been tested so far in 2002. While international markets declined in recent months, currency gains have largely offset the losses. We expect international markets to recover in the second half of 2002, as economic growth is picking up globally and is especially improving in Asia. Furthermore, we believe many foreign stock markets will break their recent correlation with the performance of U.S. markets.

James M. McAlear
Portfolio Manager
                     TOP TEN HOLDINGS
                      % of Net Assets

                                                              6/30/02  12/31/01
Royal Bank of Scotland Group plc (United Kingdom)                 1.5       1.1

Ito-Yokado Co., Ltd. (Japan)                                      1.5       1.0

Barclays plc (United Kingdom)                                     1.4       1.5

Sony Corp. (Japan)                                                1.4        --

Canon, Inc. (Japan)                                               1.4       1.3

Novartis AG (Switzerland)                                         1.4       1.0

AEON Co., Ltd. (Japan)                                            1.4       1.2

Pacific Corp. (Korea)                                             1.4       1.2

BNP Paribas (France)                                              1.3       1.4

BP plc, ADR (United Kingdom)                                      1.3       1.4

                            ------------------------
                               TOP FIVE COUNTRIES
                                % of Net Assets

                                                              6/30/02  12/31/01

Japan                                                            21.3      17.6

United Kingdom                                                   19.2      25.6

France                                                            6.3       9.4

Switzerland                                                       5.9       6.7

Netherlands                                                       5.5       5.5

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------

        COLUMBIA SPECIAL FUND

     [GROWTH OF $10,000 OVER 10 YEARS
     LINE GRAPH]

                                                                                                          RUSSELL MIDCAP GROWTH
                                                  COLUMBIA SPECIAL FUND       RUSSELL MIDCAP INDEX                INDEX
                                                  ---------------------       --------------------        ---------------------
6/30/92                                                 10000.00                    10000.00                    10000.00
6/30/93                                                 12894.00                    12294.00                    11864.00
6/30/94                                                 13954.00                    12458.00                    12110.00
6/30/95                                                 16792.00                    15373.00                    15310.00
6/30/96                                                 21455.00                    18830.00                    18922.00
6/30/97                                                 23290.00                    23153.00                    22254.00
6/30/98                                                 26522.00                    28939.00                    27599.00
6/30/99                                                 29151.00                    32212.00                    33205.00
6/30/00                                                 47303.00                    36284.00                    49332.00
6/30/01                                                 37270.00                    36629.00                    33788.00
6/30/02                                                 30465.00                    33250.00                    24889.00

                          AVERAGE ANNUAL TOTAL RETURNS
                              As of June 30, 2002

                                                                    Russell
                                                         Russell    Midcap
                                                CSF      Midcap     Growth
                                              -------    -------    -------
1 Year                                        -18.26%    -9.22%     -26.34%

5 Years                                         5.52%     7.51%       2.26%

10 Years                                       11.78%    12.77%       9.55%

Past performance is not predictive of future results. The Russell Midcap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 24% of the total market capitalization of the Russell 1000 Index. The Russell Midcap Growth Index is an unmanaged index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.

GROWTH STOCKS UNDERPERFORM
Following a rally in the closing weeks of 2001, stocks paused early in 2002 before embarking on a volatile path for the remainder of the first half of the year. In addition, value stocks outperformed growth stocks, continuing a trend that has held for more than two years now. For the six months ended June 30, Columbia Special Fund generated a return of -12.76%. In comparison, the Russell
                       Midcap Growth Index had a return of -19.70% and the Russell Midcap Index produced a return of -5.71%.

                       CORPORATE SCANDAL AFFLICTS MARKET

                       First quarter returns were relatively flat for the broad market, as the market worried that inflated expectations for economic growth were priced into stocks late in 2001. These concerns gave way to greater problems in the second quarter, as investor confidence weakened from a combination of new accounting scandals, earnings misses, terrorist threats and continued hostilities in the Middle East. In addition, the sluggish pace of the economic recovery provided little comfort to investors. In this environment, companies that provided solid performance were those that were able to meet or exceed earnings expectations.

                       In the first quarter, sectors that outperformed included retail, finance and energy. The Fund benefited from an overweighting in retail, as holdings such as TriCon Global and The Limited (which had acquired Intimate Brands) posted gains for the period. Good stock selection in the technology sector also paid off, as names like National Semiconductor and Sungard Data Systems did well. The finance and energy sectors exceeded investor expectations in the quarter, lifting the returns of the indices. The Fund did not benefit fully from the upsurge in finance or energy, as both sectors had been underweighted in the portfolio.

                       As the market environment deteriorated in the second quarter, the Fund continued to experience some compelling returns from the retail, education and health care services sectors. Holdings such as WellPoint Health Networks, Dollar Tree Stores and Intuit contributed positively to the Fund's performance.

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------


TECHNOLOGY MIRED IN BEAR MARKET

The technology sector has been in a bear market since March 2000, with earnings and valuations crumbling. Throughout the first half of 2002, the sector again faced earnings misses and downward revisions. Despite the Fund's underweighting in technology, the sector still had an overall negative impact on performance. If earnings visibility can be restored, we believe that good values should appear in some names.

The biotechnology sector has also underperformed so far this year. A number of companies have struggled to obtain regulatory approval on new drugs, while others have battled generic competition. Holdings like MedImmune and Genentech were a drag on the portfolio's performance.

DIFFICULT ENVIRONMENT LIKELY TO CONTINUE

We expect the third quarter to remain challenging for the stock market, but we are optimistic that conditions will improve in the fourth quarter. The market is technically oversold and investor pessimism is high, conditions that often precede a market rally. However, for any sustainable upturn to occur, investors need to regain confidence in the accuracy of corporate financial reports and the durability of the economic recovery. Renewed confidence should lead to increased spending by consumers. Higher demand would then enable businesses to expand and, eventually, contribute to rising earnings estimates.

Richard J. Johnson
Portfolio Manager


                     TOP TEN HOLDINGS
                      % of Net Assets

                                                           6/30/02     12/31/01
HCA, Inc.                                                    3.2         0.8
Intuit, Inc.                                                 3.1         2.1
WellPoint Health Networks, Inc.                              3.0         2.5
Caremark Rx, Inc.                                            2.6         2.2
Laboratory Corporation of America Holdings                   2.3         1.9
HealthSouth Corp.                                            2.3         2.0
Brinker International, Inc.                                  2.1         1.6
The Gap, Inc.                                                1.8          --
Electronic Arts, Inc.                                        1.7         0.5
Hispanic Broadcasting Corp.                                  1.7         1.0

                            ------------------------



                                TOP FIVE SECTORS
                                % of Net Assets

                                                           6/30/02     12/31/01
Consumer Discretionary & Services                            29.3        26.3
Health Care                                                  25.6        35.9
Technology                                                   10.4        14.5
Financial Services                                            6.3         4.9
Producer Durables                                             5.4         7.4

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------

        COLUMBIA SMALL CAP FUND

     GROWTH OF $10,000 SINCE INCEPTION [LINE GRAPH]

                                                 COLUMBIA SMALL CAP FUND       RUSSELL 2000 INDEX       RUSSELL 2000 GROWTH INDEX
                                                 -----------------------       ------------------       -------------------------
10/1/96                                                 10000.00                    10000.00                    10000.00
12/31/96                                                10762.00                    10520.00                    10026.00
12/31/97                                                14432.00                    12872.00                    11324.00
12/31/98                                                15109.00                    12544.00                    11464.00
12/31/99                                                24045.00                    15211.00                    16404.00
12/31/00                                                25452.00                    14752.00                    12723.00
12/31/01                                                21840.00                    15119.00                    11548.00
6/30/02                                                 18744.00                    14409.00                     9547.00

                          AVERAGE ANNUAL TOTAL RETURNS
                              As of June 30, 2002

                                                                       RUSSELL
                                                            RUSSELL     2000
                                                   CSCF      2000      GROWTH
                                                  ------    -------    -------
1 Year                                            -21.86%    -8.59%    -25.01%

5 Years                                             8.89%     4.44%     -1.98%

Since Inception (10/1/96)                          11.65%     6.50%     -0.80

---------------
Past performance is not predictive of future results. The Russell 2000 is an unmanaged index generally considered representative of the market for small, domestic stocks. The Russell 2000 Growth Index is an unmanaged index that measures performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

A DIFFICULT FIRST HALF
Reflecting a difficult market environment, Columbia Small Cap Fund posted a return of -14.19% for the six months ended June 30, 2002. In comparison, the Russell 2000 Growth Index returned -17.35% and the Russell 2000 Index returned -4.70%. Over the long-term, however, the Fund has outperformed both indices, generating an average annual return of 11.65% since its 1996 inception. For the same period, the Russell 2000 Growth Index and the Russell 2000 Index generated average annual returns of -0.80% and 6.50%, respectively.

                       STOCKS MOVE LOWER

                       The stock market's heady gains at the close of 2001 were not to be repeated in the first half of 2002 as prices were plagued by accounting scandals, earnings misses and terrorist threats. In addition, concerns about the pace of the economic recovery did little to ease investor worries. As the first half of the year came to a close, the Dow Jones Industrial Average had fallen 6.91% to close at 9243.26, while the NASDAQ composite had dropped 24.84%, closing at 1463.21 and approaching lows not seen since the weeks following September 11.

                       The technology sector suffered throughout the period. Technology stocks have been mired in a bear market since March of 2000, as both earnings and valuations have crumbled. During the period, the stock of many technology companies fell on news of missed earnings or as estimates were revised downward. The Fund was underweighted in the sector versus the Russell 2000 Growth Index, which helped its relative performance. If earnings visibility can be restored, good values should appear in some technology stocks going forward.

                       The telecommunications, biotechnology and specialty pharmaceuticals sectors were also hard hit during the period. Telecommunications companies suffered as key players, such as WorldCom (not a portfolio holding), were investigated for accounting irregularities. Biotechnology and specialty pharmaceutical firms battled other concerns, including regulatory approval on new drugs and generic competition.

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------


SOME STEADY PERFORMERS

Despite the volatile and difficult environment, several holdings contributed positively to the Fund's performance. The health care services sector was a solid performer throughout the period. Holdings such as Caremark Rx and Express Scripts boosted performance in the first quarter, while Trigon Healthcare and First Health Corp. made their contributions in the second.
In addition, the education sector continued to perform well for the Fund, which received positive contributions from Education Management and Strayer Education (which was sold during the second quarter).

LOOKING FORWARD

We expect the third quarter to remain challenging for the stock market, but are optimistic that conditions will improve later in the year and into 2003. The market is technically oversold and investor pessimism is high; such conditions often precede a market rally. However, for any sustainable upturn to occur, investors must regain confidence in the quality of corporate financial reporting and the durability of the economic recovery. This renewed confidence should lead to increased spending by consumers.
An uptick in demand could then enable businesses to expand and, eventually, contribute to rising earnings estimates.

Richard J. Johnson
Portfolio Manager


                     TOP TEN HOLDINGS
                      % of Net Assets

                                                           6/30/02    12/31/01
DaVita, Inc.                                                 2.3        2.4

First Health Group Corp.                                     2.2        1.6

Caremark Rx, Inc.                                            2.2        2.0

Entercom Communications Corp.                                1.8        1.4

Lamar Advertising Co.                                        1.8        1.8

Sylvan Learning Systems, Inc.                                1.6        1.9

Trigon Healthcare, Inc.                                      1.6        0.8

Zale Corp.                                                   1.4        1.9

Willis Group Holdings Ltd.                                   1.4        0.8

Mid Atlantic Medical Services, Inc.                          1.4         --

                            ------------------------



                                TOP FIVE SECTORS
                                % of Net Assets

                                                           6/30/02    12/31/01
Health Care                                                 25.5        32.2

Consumer Discretionary & Services                           25.5        24.2

Producer Durables                                           10.4         7.2

Technology                                                   8.0        17.0

Material & Processing                                        6.8         3.9

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------

        COLUMBIA REAL ESTATE EQUITY FUND

     GROWTH OF $10,000 SINCE INCEPTION [LINE GRAPH]

                                                              COLUMBIA REAL ESTATE EQUITY FUND             NAREIT INDEX
                                                              --------------------------------             ------------
4/01/94                                                                    10000                              10000
12/31/94                                                                   10176                               9978
12/31/95                                                                   11892                              11502
12/31/96                                                                   16446                              15558
12/31/97                                                                   20515                              18710
12/31/98                                                                   17985                              15434
12/31/99                                                                   17545                              14721
12/31/00                                                                   22605                              18603
12/31/01                                                                   23828                              21195
06/30/02                                                                   26434                              24090

                          AVERAGE ANNUAL TOTAL RETURNS
                              As of June 30, 2002

                                                           CREF     NAREIT
                                                          ------    ------
1 Year                                                    10.43%    16.21%

5 Years                                                    8.21%     7.94%

Since Inception (4/1/94)                                  12.42%    11.77%

---------------
Past performance is not predictive of future results. The National Association of Real Estate investment Trusts Index (NAREIT) is an unmanaged index that tracks performance of all publicly traded equity REITs.

STRONG PERFORMANCE IN EARLY 2002

Stability, a lack of financial accounting controversy, and high dividend yields allowed REITs to continue their strong performance in the first half of 2002. For the six months ended June 30, the NAREIT Index returned 13.68%, while Columbia Real Estate Equity Fund returned 10.95%. Over the long term, however, the Fund has outperformed the Index, returning 12.42% on an average annual basis since its 1994 inception, as compared to the NAREIT Index return of 11.17% for the same period.



                       PRESSURE ON OCCUPANCIES, RENTS

                       The economic recession has put pressure on occupancies and rents, causing REIT earnings estimates for the year 2002 to fall (it is normal for REIT estimate reductions to lag behind estimates for the broader market). However, the low level of new supply and a Fed seeking to boost economic growth bode well for improved growth in 2003. The industrial and retail sectors are best positioned to benefit from expectations of gradually improving economic growth rates.



                       TOP REIT PERFORMERS

                       In the first half of 2002, the retail, industrial and lodging sectors were the top REIT performers. These sectors excelled from a combination of improved fundamentals (such as higher leasing activity for retail and rising manufacturing activity for industrial), the anticipation of improving fundamentals, and low earnings multiples relative to other REITs. The retail sector handily outperformed the Index, and the Fund's weighting here contributed greatly to its performance.

                       The Fund's underweighting in the lodging sector negatively impacted performance early in the period. However, the Fund's underweighting in this sector should be a benefit going forward: the slow economic recovery has recently impacted lodging stocks, and the expectations for improving fundamentals in this sector were revised downward in the second quarter.

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------


OFFICE SECTOR UNDERPERFORMS

The Fund's overweighting of the office sector accounted for much of its underperformance relative to the Index. The protracted nature of the economic recovery has delayed the anticipated rebound in the office markets. As office REITs suffered from perceptions of declining growth rates, the decline in valuations was exacerbated by the prospect of further estimate reductions and a recovery that has been pushed out until late 2003. In recognition of these factors, the Fund has lowered its exposure to the sector, despite valuations that are still attractive.

INDIVIDUAL HOLDINGS OF NOTE

The best individual performers in the Fund included General
Growth Properties and Simon Property Group (both mall companies), as well as ProLogis (an industrial REIT). Each of these companies benefited by beginning the year with low earnings multiples and perceptions of improving prospects.
Conversely, the worst performers for the Fund had moderating earnings expectations; these companies included
AvalonBay (an apartment REIT) and Equity Office Properties
(an office REIT).

FAVORABLE ENVIRONMENT FOR REITS

A favorable environment for REITs has been fostered by attempts to maintain a healthy economic environment through both fiscal and monetary policy, a low level of new supply and attractive relative valuations. The Fund will continue to focus on companies with strong, experienced management teams and the best prospects for sustainable future growth.

David W. Jellison
Portfolio Manager


                                TOP TEN HOLDINGS
                                % of Net Assets

                                                          6/30/02  12/31/01
Equity Office Properties Trust                                5.9       9.5

General Growth Properties, Inc.                               5.6       4.9

Vornado Realty Trust                                          5.4       5.0

ProLogis                                                      5.4       2.4

Simon Property Group, Inc.                                    5.0       4.8

iStar Financial, Inc.                                         4.8       4.8

Cousins Properties, Inc.                                      4.7       5.9

Trizec Properties, Inc.                                       3.6       4.2

Apartment Investment & Management Co. (Class A)               3.5        --

CarrAmerica Realty Corp.                                      3.5       4.0

                            ------------------------



                                TOP FIVE SECTORS
                                % of Net Assets

                                                          6/30/02  12/31/01
Office                                                       24.3      25.6

Industrial                                                   20.2      16.0

Apartments                                                   14.6      15.0

Shopping Malls                                               13.9       9.8

Community Centers                                             8.8       8.0

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------


        COLUMBIA TECHNOLOGY FUND

     [GROWTH OF $10,000 SINCE
     INCEPTION LINE GRAPH]

                                                                COLUMBIA TECHNOLOGY FUND       MERRILL LYNCH 100 TECHNOLOGY INDEX
                                                                ------------------------       ----------------------------------
11/9/00                                                                  10000                                10000
12/31/00                                                                  8622                                 7201
12/31/01                                                                  6124                                 4864
6/30/02                                                                   4606                                 3275

                          AVERAGE ANNUAL TOTAL RETURNS
                            As of December 31, 2002




                                                        CTF         MERRILL
                                                      -------         100
                                                                     TECH
                                                                 -------------
1 Year                                                -36.76%       -43.78%
Since Inception (11/9/00)                             -38.40%       -50.23%


Past performance is not predictive of future results. The Merrill Lynch 100 Technology Index is an equally-weighted, unmanaged index of 100 leading technology stocks. Fund performance includes a voluntary reimbursement of Fund expenses by the Advisor. Absent these reimbursements, total returns would have been lower.

BEAR MARKET CONTINUES FOR TECHNOLOGY

For the six months ended June 30, 2002, Columbia Technology Fund generated a total return of -24.80%, outperforming its benchmark, the Merrill Lynch 100 Technology Index, which posted a total return of -32.65%.

                       The technology sector continued to struggle in a bear market that has persisted since March of 2000. Valuations have compressed, as many technology companies have been unable to meet their earnings expectations while others have revised their expectations downward. These factors have added to concerns in the broader market -- such as the quality of reported earnings, the level of investor confidence and the pace of the expected economic recovery -- to create a difficult investment environment for tech stocks. However, valuations for tech stocks are approaching attractive levels on an historical basis, and at some point, this sector should provide compelling investment opportunities.

                       AREAS OF DISAPPOINTMENT

                       The Fund's performance was negatively impacted by the underperformance of various industries throughout the period. In the first quarter, the telecommunications industry was the main culprit; it suffered as telecom carrier capacity remained under pressure. In the second quarter, the Fund's performance was hindered by its overweighting in the computer hardware industry. In 2001, computer hardware stocks had struggled as corporate spending on information technology (I/T) was cut. These stocks were set back again this year as an anticipated recovery in I/T spending was pushed out to 2003. We reduced our weighting in the computer hardware industry and expect to maintain an underweighting here until I/T spending visibly improves.

                       STOCK SELECTION ENHANCES PERFORMANCE

                       A number of strategies enabled the Fund to outperform its benchmark for the period. For instance, the Fund benefited from good stock selection in the semiconductor and semiconductor capital equipment industries. These areas outperformed in 2001 and received an additional boost on renewed optimism for improvements in capacity utilization. As of June 30, the Fund continues to invest in two of the largest semiconductor foundries, Taiwan Semiconductor and United Microelectronics, which are expected to grow faster than the industry as a whole.

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------


Allocating a portion of the portfolio's assets to the defense industry has also produced favorable results for the Fund. The defense industry is benefiting from an increase in government spending, and as the market has recognized this growth in spending, stock prices have moved higher.

In other areas, the Fund made gains in the aerospace and medical technology industries early in the reporting period. Later in the period, performance was enhanced by holdings in the diversified consumer services and application software industries. For instance, BMC Software
(specializing in systems management software), Electronic
Arts (an electronic game maker) and Intuit (a provider of tax preparation software) all made positive contributions.

LOOKING AHEAD

We will continue to seek companies with strong management, superior long-term growth prospects and dominant market share positions at what we believe to be sustainable valuations. The Fund has benefited from a defensive posture so far this year, and we will remain cautious as we evaluate investment opportunities in the second half of 2002. Though the recovery in I/T spending has been delayed at least until 2003, we think the Fund is well positioned to gain from an improvement when it occurs. As the economy changes course, we believe technology stocks should benefit from any increase in revenue and earnings projections and gradually recover.

The Technology Fund Investment Team



                     TOP TEN HOLDINGS
                      % of Net Assets

                                                           6/30/02     12/31/01
Electronic Arts, Inc.                                        3.3         0.5
Electro Scientific Industries, Inc.                          2.9          --
United Microelectronics Corp. ADR                            2.8         2.6
eBay, Inc.                                                   2.8          --
Intuit, Inc.                                                 2.6         1.4
Microchip Technology, Inc.                                   2.6          --
Integrated Circuit Systems, Inc.                             2.5         0.8
BMC Software, Inc.                                           2.3          --
Entegris, Inc.                                               2.3         1.4
Taiwan Semiconductor Manufacturing Company Ltd. ADR          2.2         1.6

                            ------------------------



                              TOP FIVE INDUSTRIES
                                % of Net Assets

                                                           6/30/02    12/31/01
Computer Services Software & Systems                        16.7        23.3
Electronics: Semiconductors                                 16.1        18.9
Production Technology Equipment                             15.3        14.2
Electronics                                                  5.4         4.7
Consumer Electronics                                         4.5         2.9

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------

        COLUMBIA STRATEGIC VALUE FUND

     [GROWTH OF $10,000 SINCE
     INCEPTION LINE GRAPH]

                                                COLUMBIA STRATEGIC VALUE     LIPPER MULTI-CAP VALUE
                                                          FUND                     FUNDS INDEX                S&P 500 INDEX
                                                ------------------------     ----------------------           -------------
11/9/00                                                   10000                       10000                       10000
12/31/00                                                  11225                       10204                        9386
12/31/01                                                  14566                       10337                        8271
6/30/02                                                   14896                        9476                        7182

                          AVERAGE ANNUAL TOTAL RETURNS
                              As of June 30, 2002

                                                         Lipper
                                                        Multi-Cap
                                              CSVF        Value       S&P 500
                                             ------    -----------    -------
1 Year                                        6.68%      -10.89%      -17.99%

Since Inception (11/9/00)                    28.29%       -3.23%      -18.68%

Past performance is not predictive of future results. The Lipper Multi-Cap Value Funds Index reflects equally-weighted performance of the 30 largest mutual funds within its category. The S&P 500 Index is an unmanaged index generally considered representative of the U.S. stock market.

FUND CONTINUES TO OUTPERFORM

Columbia Strategic Value Fund continued to outperform the broader market for the first half of 2002. For the six months ended June 30, the Fund generated a total return of 2.27% while the S&P 500 returned -13.16% and the Lipper Multi-Cap Value Funds Index returned -8.32%.

                       SECOND QUARTER PROVES DIFFICULT

                       After advancing in the first quarter due to gains in the energy, capital goods and basic materials sectors, the Fund was not immune to the harsh environment of the second quarter and posted negative returns in that period. As more news of accounting problems surfaced, investor confidence in the quality of reported earnings and overall balance sheets fell. In addition, a number of industries, including technology and media, continued to suffer as the economic recovery struggled to gain traction. The holdings in these industries hurt the Fund's performance in the latter half of the reporting period.



                       SHIFTS IN INDUSTRY EMPHASIS

                       We made a number of shifts in industry weightings throughout the first six months of the year. For instance, we reduced our weighting in the technology sector, where valuations appeared to be high. Although the technology sector has been in a bear market for over two years, we experienced some positive performance from certain individual holdings, like Sandisk, which manufactures flash memory data storage products.

                       In other areas of the portfolio, we increased our weightings in the energy and consumer staples sectors, which contributed positively to performance. Early in the period, we also increased our weighting in the capital goods sector, which provided disappointing returns in the second quarter.

                       FOCUS ON INFRASTRUCTURE SPENDING

                       Throughout the reporting period, we continued to seek opportunities in infrastructure-related industries. We believe certain companies are positioned to benefit from increased U.S. government and industry spending on infrastructure. As a result, we increased or added new positions in companies like Fluor Corp., a provider of design, engineering, procurement and construction services; Tetra Tech, a provider of resource management and infrastructure consulting and technical services; URS Corp., a

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------


general contractor in various fields; and Washington Group, a service provider in engineering, construction and program management.

OPPORTUNITY FROM A WEAKER DOLLAR

During the second quarter, the U.S. dollar weakened substantially. As it is expected to remain weak going forward, we have been focusing on companies that could potentially benefit from this situation. Therefore, in the portfolio we have emphasized multinational companies with significant international exposure, such as Unilever, Estee
Lauder and Newell Rubbermaid.

In other moves on the international front, we began building up our positions in stocks issued by Scandinavian companies during the second quarter. We believe that companies such as Nokian Renkaat (a tire manufacturer) and Orkla (a consumer products company) are in a favorable position to benefit from Russia's revival as an oil superpower.

EMPHASIZING EMERGING COMPANIES

We continue to seek companies that are attractively valued in the marketplace and that are demonstrating improving cash flow and return on investments, or have potential to do so. We are also placing an emphasis on emerging companies with strong market positions and solid balance sheets.

Robert A. Unger
Portfolio Manager


                                TOP TEN HOLDINGS
                                % of Net Assets

                                                           6/30/02     12/31/01
Caterpillar Inc.                                             1.2          --
3M Co.                                                       1.2         0.8
Wachovia Corp.                                               1.1         0.7
The Estee Lauder Companies, Inc. (Class A)                   1.0          --
American International Group, Inc.                           1.0          --
Temple-Inland, Inc.                                          1.0          --
Modine Manufacturing Co.                                     0.9          --
McDonald's Corp.                                             0.8         0.4
Principal Financial Group, Inc.                              0.8          --
Dillard's, Inc. (Class A)                                    0.8          --

                            ------------------------



                                TOP FIVE SECTORS
                                % of Net Assets

                                                           6/30/02     12/31/01
Consumer Discretionary & Services                            13.5        14.4

Financial Services                                           13.3         9.6

Materials & Processing                                       10.9        10.2

Producer Durables                                             6.5         8.1

Other Energy                                                  5.8         4.7

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------

        COLUMBIA BALANCED FUND

     [GROWTH OF $10,000 OVER 10 YEARS
     LINE GRAPH]

                                                                                                          LEHMAN AGGREGATE BOND
                                                 COLUMBIA BALANCED FUND           S&P 500 INDEX                   INDEX
                                                 ----------------------           -------------           ---------------------
06/30/92                                                  10000                       10000                       10000
06/30/93                                                  11615                       11363                       11179
06/30/94                                                  11825                       11523                       11034
06/30/95                                                  13743                       14527                       12417
06/30/96                                                  15904                       18306                       13041
06/30/97                                                  18868                       24656                       14103
06/30/98                                                  22597                       32095                       15590
06/30/99                                                  25823                       39397                       16081
06/30/00                                                  28865                       42253                       16816
06/30/01                                                  26282                       35982                       18704
06/30/02                                                  23540                       29509                       20313

                          AVERAGE ANNUAL TOTAL RETURNS
                         As of June 30, 2002



                                                           S&P       LEHMAN
                                                CBF        500      AGGREGATE
                                              -------    -------    ---------
1 Year                                        -10.42%    -17.99%      8.61%

5 Years                                         4.53%      3.66%      7.57%

10 Years                                        8.94%     11.43%      7.34%

Past performance is not predictive of future results. The S&P 500 Index is an unmanaged index generally considered representative of the U.S. stock market. The Lehman Aggregate Bond Index is an unmanaged index that represents average market-weighted performance of U.S. Treasury and agency securities, investment-grade corporate bonds, and mortgage-backed securities with maturities greater than one year.

FIRST HALF PERFORMANCE

For the six months ended June 30, 2002, Columbia Balanced Fund returned -7.88%. Gains in the fixed income portion of the Fund were wiped away by losses incurred in a volatile stock market. For instance, the Lehman Aggregate Bond Index gained 3.79% for the period, while the S&P 500 Index lost -13.16%.

                       AN OVERVIEW OF THE MARKETS

                       The economy appeared to be on track for a modest recovery as corporate profits and economic activity accelerated in the first quarter. However, despite these positive developments in fundamentals, the economic recovery was overshadowed by concerns about the quality of reported earnings and corporate governance. Larger cap companies suffered more than smaller cap companies, as valuations continued to compress for the former. As the list of suspected culprits of accounting irregularities grew in the second quarter, the market responded with one of its worst quarters since World War II, with the S&P 500 Index shedding -13.40%.

                       Although bonds generally performed well in the first half of 2002, the market behaved quite differently in the first and second quarters. In the first quarter, interest rates rose in response to the market's expectations that the Fed would react to signs of economic growth by raising rates. In the second quarter, interest rates fell as the anticipated recovery appeared to stall and expectations for Fed action were pushed out. With concerns of corporate scandals weighing on investors, not to mention persistent terrorist threats, the market saw a flight to quality as investors sought refuge from stock market volatility.

                       PERFORMANCE IS MIXED

                       The technology, telecommunications and media sectors struggled throughout much of the period and had an overall negative impact on the Fund's equity performance. Adelphia Communications was our worst holding in the media area and was sold due to reports that the management group had deceived investors and lost all credibility. In addition, Tyco International, a diversified industrial holding, had very weak performance, as it appeared that its management group had also misled shareholders. We took early action in January to mitigate the effect of Tyco's losses on the portfolio.

Despite a number of disappointments during the period, the Fund's equity performance benefited from certain defensive holdings. Raytheon, a provider of

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------

electronic goods for the defense industry, outperformed in the first part of the year due to rising defense budgets and an increasing ability to generate strong cash flow. Also, Bank of America maintained its status as a stalwart holding and continued to show strong earnings and dividend yield.

In the fixed income portion of the portfolio, the Fund benefited from overweighting asset-backed and mortgage-backed securities, including commercial mortgage-backed securities, all of which outperformed Treasuries. However, performance was hampered by an overweighting in investment-grade corporate bonds, as well as by the portfolio's small weighting in high yield issues. Corporate issues struggled due to the same accounting issues that are plaguing the equity markets.

OUR INVESTMENT STRATEGY

While the pace of the anticipated rebound can be debated, we continue to believe that the economy is on track for a modest recovery. In the Fund's equity portfolio, we are seeking companies that are well positioned to benefit from revitalized U.S. and global economies. Therefore, we have been adding to companies and industries that can benefit from a weaker dollar, such as multinational firms with significant operations abroad. We are also maintaining a lower weighted average market cap than the S&P 500 Index, believing that smaller issues will outpace the largest companies.

As we expect the volatility in corporate bonds to continue for some time, we have reduced the Fund's exposure to these issues in its fixed income portfolio. Over the long-term, however, we believe that corporate bonds, including high yield issues, will outperform other sectors of the bond market. In the meantime, we continue to overweight asset-backed securities and mortgage-backed securities, as their yields are still high and more attractive relative to Treasuries.

Guy W. Pope, Leonard A. Aplet and Jeffrey L. Rippey
On behalf of the Columbia Investment Team

                                TOP TEN HOLDINGS
                                % of Net Assets

                                                         6/30/02    12/31/01
Citigroup, Inc.                                              2.2         2.7
Pfizer, Inc.                                                 2.2         2.1
Wal-Mart Stores, Inc.                                        1.8         1.5
Microsoft Corp.                                              1.4         1.9
General Electric. Co.                                        1.4         2.2
Exxon Mobil Corp.                                            1.4         1.6
Bank of America Corp.                                        1.3         1.0
Pharmacia Corp.                                              1.3         0.8
American International Group, Inc.                           1.3         1.1
American Express Co.                                         1.2         0.9




                             PORTFOLIO COMPOSITION
                                % of Net Assets
                                 June 30, 2002



                                  [PIE CHART]




Stocks                                                           58.3%
Bonds                                                            40.8%
Cash                                                              0.9%




                               DECEMBER 31, 2001



                                  [PIE CHART]




Stocks                                                           56.6%
Bonds                                                            39.3%
Cash                                                              4.1%

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------

        COLUMBIA SHORT TERM BOND FUND

     [GROWTH OF $10,000 OVER 10 YEARS
     LINE GRAPH]

                                                COLUMBIA SHORT TERM BOND     MERRILL LYNCH 1-5 YEAR      MERRILL LYNCH 1-3 YEAR
                                                          FUND                  GOV'T/CORP INDEX             TREASURY INDEX
                                                ------------------------     ----------------------      ----------------------
6/30/92                                                 10000.00                    10000.00                    10000.00
6/30/93                                                 10737.00                    10851.00                    10658.00
6/30/94                                                 10853.00                    10951.00                    10830.00
6/30/95                                                 11571.00                    11923.00                    11667.00
6/30/96                                                 12100.00                    12556.00                    12304.00
6/30/97                                                 12814.00                    13415.00                    13111.00
6/30/98                                                 13577.00                    14425.00                    14004.00
6/30/99                                                 14152.00                    15142.00                    14715.00
6/30/00                                                 14680.00                    15834.00                    15438.00
6/30/01                                                 15971.00                    17449.00                    16830.00
6/30/02                                                 17065.00                    18782.00                    17949.00




                          AVERAGE ANNUAL TOTAL RETURNS
                            As of December 31, 2001

                                                          MERRILL      MERRILL
                                                            1-5          1-3
                                                CSTB     GOV.T/CORP    TREASURY
                                                -----    ----------    --------
1 Year                                          6.85%      7.62%        6.65%
5 Years                                         5.90%      6.96%        6.48%
10 Years                                        5.49%      6.51%        6.02%

Past performance is not predictive of future results. The Merrill Lynch 1-5 Year Government/Corporate Index is an unmanaged index that includes all U.S. government debt with at least $100 million face value outstanding, as well as investment-grade rated corporate debt with at least $100 million face value outstanding and a maturity of 1-5 years. The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index that measures the return of Treasury bills with maturities of 1-3 years and is intended to provide a benchmark for the prior investment objective and strategy of the Fund. On November 1, 2000, the Fund's strategy was changed from a U.S. government bond fund to a short term bond fund. Through October 31, 2003, the Advisor has contractually agreed to reimburse the Fund to keep expenses at or below 0.75% of net assets. Absent this reimbursement, total returns may have been lower.

FIRST HALF RESULTS

For the six months ended June 30, Columbia Short Term Bond Fund returned 2.69%. In comparison, the Merrill Lynch 1-5 Year Government/Corporate Index returned 2.94% and the Merrill Lynch 1-3 Year Treasury Index returned 2.38%.

INVESTORS SEEK STABILITY OF BONDS



                       Although bonds generally performed well in the first six months of the year, the market behaved quite differently in the first and second quarters. In the first quarter, interest rates rose in response to the market's expectations that the Fed would react to signs of economic growth by raising interest rates. This increase in interest rates hurt performance as price decreases on the securities in the portfolio offset much of the interest income earned.

                       In the second quarter, investor confidence was increasingly undermined as more corporate scandals and accounting irregularities were revealed and as threats of terrorism and unrest in the Middle East persisted. In addition, the anticipated economic recovery appeared to stall. As expectations for Fed action were pushed out, sentiment in the bond market turned up and a flight to quality ensued as investors turned to bonds (especially Treasuries) in search of stability. During the quarter, declining interest rates helped the Fund's performance as price increases on securities added to the interest income of the portfolio.

                       EXPECTATIONS FOR MODERATE GROWTH, INFLATION

                       After growing at a rate of 5.0% in the first quarter (as measured by the gross domestic product), U.S. economic expansion slowed in the second quarter to an estimated 1.1%. Housing and consumer spending have been areas of economic strength thus far, but the negative wealth effect resulting from the struggling equity market could impact consumer behavior going forward.

                       Economic growth is expected to be moderate for the balance of the year, and the financial markets will monitor the Fed's reaction to the pace of an economic recovery. The Fed adopted a "neutral" posture at its March meeting and will likely await signs of a sustainable recovery before embarking on a "tightening" policy (raising interest rates). The timing and amount of any rate revisions should have a great impact on both the bond and the stock markets.

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------

In addition to economic growth, the financial markets and the Fed are always monitoring the level of inflation. Inflation has declined over the past year as measured by the Consumer Price Index (CPI), which has risen only 1.1% for the 12 months ended June 30. The CPI may have reached a bottom and could turn higher as the economy improves and as energy prices increase. However, inflation is not expected to be a significant problem over the next 12 months.

CONTRIBUTORS TO PORTFOLIO PERFORMANCE

The Fund's performance benefited from an overweighting in short-term asset-backed securities and mortgage-backed securities, including commercial mortgage-backed securities, all of which outperformed Treasuries. However, performance was hampered by an overweighting in investment-grade corporate bonds. In general, corporate issues struggled due to the same accounting issues that have plagued the equity markets.

PORTFOLIO INVESTMENT STRATEGY

We expect interest rates to remain in a broad trading range for the remainder of 2002. As we expect the volatility in corporate bonds to continue for some time, we have reduced the Fund's exposure to these issues. However, over the long-term, we believe that corporate bonds will outperform other sectors of the bond market. In the meantime, we continue to overweight AAA-rated asset-backed securities and mortgage-backed securities in the portfolio, as their yields are still high and more attractive relative to Treasuries. In addition, the Fund will maintain a short- to intermediate-term maturity and an average duration of less than three years.

Leonard A. Aplet and Jeffrey L. Rippey
Portfolio Managers

                             PORTFOLIO COMPOSITION
                                % of Net Assets

                                                         6/30/02    12/31/01
Corporate Bonds                                             32.3        38.9

Collateralized Mortgage Obligations                         22.2        12.2

Asset-Backed Securities                                     14.1        18.9

Mortgage Pass-Throughs                                      13.7        15.5

Treasury/Agency                                             10.7         6.6

Cash                                                         7.0         7.9

                               PORTFOLIO QUALITY
                            % of Portfolio Holdings
                           June 30, 2002 [PIE CHART]

Aaa                                                              34.9%

Treasury/Agency                                                  28.7%

A                                                                18.9%

Baa                                                              11.5%

Aa                                                                6.0%

                               December 31, 2001
                                  [PIE CHART]

Aaa                                                              33.3%

Treasury/Agency                                                  24.6%

A                                                                20.9%

Baa                                                              14.5%

Aa                                                                6.7%

                  As rated by Moody's Investors Service, Inc.

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------


        COLUMBIA FIXED INCOME SECURITIES FUND

     [GROWTH OF $10,000 OVER 10 YEARS
     LINE GRAPH]

                                                              COLUMBIA FIXED INCOME SECURITIES
                                                                            FUND                   LEHMAN AGGREGATE BOND INDEX
                                                              --------------------------------     ---------------------------
6/30/92                                                                    10000                              10000
6/30/93                                                                    11273                              11179
6/30/94                                                                    11082                              11034
6/30/95                                                                    12460                              12417
6/30/96                                                                    13074                              13041
6/30/97                                                                    14163                              14103
6/30/98                                                                    15591                              15590
6/30/99                                                                    15850                              16081
6/30/00                                                                    16459                              16816
6/30/01                                                                    18327                              18704
6/30/02                                                                    19714                              20313

                          AVERAGE ANNUAL TOTAL RETURNS
                              As of June 30, 2002

                                                                     LEHMAN
                                                           CFIS     AGGREGATE
                                                           -----    ---------
1 Year                                                     7.57%      8.61%
5 Years                                                    6.84%      7.57%
10 Years                                                   7.02%      7.34%

Past performance is not predictive of future results. The Lehman Aggregate Bond Index is an unmanaged index that represents average market-weighted performance of U.S. Treasury and agency securities, investment-grade corporate bonds, and mortgage-backed securities with maturities greater than one year.

FUND PERFORMANCE

Overall, the first half of 2002 was a favorable period for fixed income instruments. For the six months ended June 30, Columbia Fixed Income Securities Fund returned 3.00%. In comparison, the Lehman Aggregate Bond Index returned 3.79%.

                       A FLIGHT TO QUALITY

                       Although bonds generally performed well in the first six months of the year, the market behaved quite differently in the first and second quarters. In the first quarter, interest rates rose in response to the market's expectations that the Fed would react to signs of economic growth by raising interest rates. Yields increased slightly, but only enough to offset the decline in bond prices. For the quarter, the Index had a relatively flat return of 0.09%.

                       In the second quarter, the market saw a flight to quality as investors moved to bonds, especially Treasuries, due to a number of concerns. Along with a market troubled by corporate scandal, investor confidence was undermined by persistent threats of terrorism and unrest in the Middle East. In addition, as the anticipated economic recovery appeared to stall, expectations for Fed action were pushed out and sentiment in the bond market turned up. As a result, declining interest rates helped the Fund's performance as price increases on securities added to interest income.

                       MONITORING GROWTH, INFLATION

                       Though the U.S. economy grew at a rate of 5.0% in the first quarter (as measured by the gross domestic product), the rate of expansion slowed in the second quarter to an estimated 1.1%. Housing and consumer spending have been areas of economic strength thus far, but the negative wealth effect resulting from the struggling equity market could impact consumer behavior.

                       Although economic growth is expected to be moderate for the balance of the year, the financial markets remain concerned about how the Fed could react to the pace of an economic recovery. The Fed is currently maintaining a "neutral" posture and appears to be awaiting signs of a sustainable recovery before raising interest rates. The timing and amount of any rate revisions should have a great impact on both the bond and the stock markets.

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------

In addition to economic growth, the level of inflation is always a concern in the financial markets and with the Fed. Inflation has declined over the past year as measured by the Consumer Price Index (CPI), which has risen only 1.1% for the 12 months ended June 30. The CPI may have reached a bottom and could turn higher as the economy improves and as energy prices increase. However, inflation is not expected to be a significant problem over the next 12 months.

MORTGAGE-BACKED SECURITIES OUTPERFORM

The Fund's performance benefited from an overweighting in asset-backed securities and mortgage-backed securities, including commercial mortgage-backed securities, all of which outperformed Treasuries. However, performance was hampered by an overweighting in investment-grade corporate bonds, as well as by the portfolio's small weighting in high yield issues. Corporate issues all around struggled due to the same accounting issues that have plagued the equity markets.

OUR STRATEGY GOING FORWARD

We expect interest rates to remain in a broad trading range for the remainder of 2002. As we expect the volatility in corporate bonds to continue for some time, we have reduced the Fund's exposure to these issues. However, over the long-term, we believe that corporate bonds, including high yield issues, will outperform other sectors of the bond market. In the meantime, we continue to overweight asset-backed securities and mortgage-backed securities in the portfolio, as their yields are still high and more attractive relative to Treasuries.

Leonard A. Aplet and Jeffrey L. Rippey
Portfolio Managers


                   PORTFOLIO COMPOSITION
                      % of Net Assets

                                                         6/30/02    12/31/01
Corporate Bonds                                             38.8        42.2
Mortgage Pass-Throughs                                      21.3        20.5
Collateralized Mortgage Obligations                         17.3        13.6
Treasury/Agency Obligations                                 10.7        10.9
Asset-Backed Securities                                      6.9         7.9
Cash                                                         5.0         4.9

                               PORTFOLIO QUALITY
                            % of Portfolio Holdings
                                 June 30, 2002
                                  [PIE CHART]

Treasury/Agency                                                  39.3%
A                                                                16.8%
Aaa                                                              19.6%
Baa                                                              12.8%
Aa                                                                5.0%
Ba                                                                4.0%
B                                                                 2.5%

                               December 31, 2001
                                  [PIE CHART]

Treasury/Agency                                                  40.0%

Aaa                                                              16.6%

A                                                                17.3%

Baa                                                              13.1%

Aa                                                                6.0%

Ba                                                                4.5%

B                                                                 2.5%




                  As rated by Moody's Investors Service, Inc.

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------

        COLUMBIA NATIONAL MUNICIPAL BOND FUND

     GROWTH OF $10,000 SINCE
     INCEPTION [LINE GRAPH]

                                                    COLUMBIA NATIONAL       LIPPER GENERAL MUNICIPAL    LEHMAN BROTHERS MUNICIPAL
                                                   MUNICIPAL BOND FUND          DEBT FUNDS INDEX               BOND INDEX*
                                                   -------------------      ------------------------    -------------------------
2/24/99                                                 10000.00                    10000.00                    10000.00
12/31/99                                                 9607.00                     9543.00                     9721.00
12/31/00                                                10651.00                    10602.00                    10856.00
12/31/01                                                11094.00                    11042.00                    11413.00
6/30/02                                                 11647.00                    11516.00                    11942.00

                          AVERAGE ANNUAL TOTAL RETURNS
                              As of June 30, 2002

                                                            LEHMAN    LIPPER
                                                   CNMF      MUNI     GENERAL
                                                   -----    ------    -------
1 Year                                             6.70%    6.92%      5.84%
Since Inception (2/24/99)                          4.73%    5.53%*     4.30%


Past performance is not predictive of future results. The Lehman Brothers Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year, issued on or after January 1, 1991, with a deal size greater than $50 million and a maturity size of at least $5 million, and having a fixed rate coupon. The Lipper General Municipal Debt Funds Index represents average performance of the 30 largest general municipal debt funds tracked by Lipper Analytical Services, Inc. Performance includes a contractual reimbursement of Fund expenses by the Advisor. Absent these reimbursements, total returns may have been lower.

* Performance since 3/1/99

MUNIS MAKE GAINS IN FIRST HALF
Municipal bonds performed well in the first half of 2002, and Columbia National Municipal Bond Fund rose 4.97% for the six months ended June 30. The Fund outperformed its benchmark indices, as the Lehman Brothers Municipal Bond Index rose 4.64% and the Lipper General Municipal Debt Funds Index gained 4.30%.

                       BOND PRICES REBOUND IN SECOND QUARTER

                       As the period commenced, positive economic news suggested that U.S. and global economies were stabilizing and on track for recovery. In addition, it appeared as though the Fed's easing cycle had ended. The Fed confirmed this speculation in March by adopting a neutral bias, setting the stage for possible short-term interest rate hikes later this year. In anticipation of this action, bond prices fell and the market drove interest rates up.

                       In the latter half of the period, bond prices appreciated: expectations for Fed tightening were pushed out as the economic recovery appeared to falter and stock prices plummeted. Investor confidence had been shaken by corporate fraud, overstated earnings, downward revisions to forecasted profits and occasional terrorist warnings. The resulting market volatility prompted many equity investors to move their investments to bonds in search of some stability, and this increase in demand helped propel bond prices higher.

                       The Fed is monitoring the strength and progress of the economic recovery as it considers revising the target federal funds rate. We continue to anticipate a modest recovery and expect that interest rates will eventually rise once the stock market stabilizes.

                       MUNICIPAL BONDS OUTPERFORM

                       Municipal bonds outperformed in the first half of 2002 due primarily to a relatively low supply of new issuance nationwide. Late in 2001, municipalities had rushed to refinance older issues in order to take advantage of historically low interest rates. This rush to refinance was followed by two traditionally slow months of new issuance, resulting in a dwindling supply of new issues in the first quarter. In the second quarter, prices on municipals received another boost due to strong demand and moderate supply

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------


nationally, including demand based on large coupon payments (due in June and July) that are typically reinvested in municipal bonds.

Although municipalities are facing declining tax revenues, interest rates are still low and issuers continue to pursue opportunities to refund outstanding debt in order to lower their interest payments. Nationally, supply has been stronger as these refunding issues have come to market.
Nevertheless, declining tax revenues are likely to cause some mild deterioration in the credit worthiness of municipalities, depending on how legislators respond to budget issues. Like corporate issuers, municipal entities should be able to look forward to improving finances in the future as the economy recovers and income tax receipts rise, bolstering state coffers next year.

YIELDS REMAIN ATTRACTIVE

Yields on municipal bonds, particularly intermediate and longer-term issues, continue to be attractive on a tax-adjusted basis for investors in the highest tax brackets. With the recent drop in short-term and intermediate rates, extending the maturity of the holdings from very short-term issues out to intermediate issues continues to be a way to improve long-term expected returns. We are maintaining an intermediate average maturity on the Fund, leaving the portfolio with a 7- to 10-year average life. The Fund continues to focus on high quality issues diversified across states and sectors nationwide.

Greta R. Clapp
Portfolio Manager


                      Top Ten States
                      % of Net Assets




                                                         6/30/02    12/31/01
Oregon                                                      18.4        22.0
Texas                                                       13.7        14.8
Washington                                                  11.2        13.9
Illinois                                                    10.3         5.1
Michigan                                                     5.4         4.7
Indiana                                                      4.5         0.7
Idaho                                                        4.3         1.0
Tennessee                                                    4.2         6.0
Alaska                                                       3.5         3.5
Ohio                                                         2.9         0.9




                               PORTFOLIO QUALITY
                            % of Portfolio Holdings



                                 June 30, 2002
                                  [PIE CHART]

Aaa                                                              50.7%
Aa                                                               18.3%
Not Rated                                                        16.3%
A                                                                 9.8%
Baa                                                               4.9%




                               December 31, 2001
                                  [PIE CHART]




Aaa                                                              48.1%
Aa                                                               17.6%
Not Rated                                                        16.6%
A                                                                10.9%
Baa                                                               6.8%




                  As rated by Moody's Investors Service, Inc.

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------


        COLUMBIA OREGON MUNICIPAL BOND FUND

     GROWTH OF $10,000 OVER 10 YEARS
     [LINE GRAPH]

                                                COLUMBIA OREGON MUNICIPAL   LEHMAN GENERAL OBLIGATION    LIPPER OREGON MUNICIPAL
                                                        BOND FUND                  BOND INDEX                  DEBT FUNDS
                                                -------------------------   -------------------------    -----------------------
06/30/92                                                  10000                       10000                       10000
06/30/93                                                  11087                       11167                       11122
06/30/94                                                  11025                       11233                       11042
06/30/95                                                  11818                       12156                       11892
06/30/96                                                  12479                       12940                       12582
06/30/97                                                  13367                       14012                       13444
06/30/98                                                  14392                       15161                       14529
06/30/99                                                  14658                       15602                       14819
06/30/00                                                  15006                       16164                       15116
06/30/01                                                  16437                       17709                       16496
06/30/02                                                  17510                       18945                       17535

                          AVERAGE ANNUAL TOTAL RETURNS
                              As of June 30, 2002




                                                            LEHMAN    LIPPER
                                                   CMBF      G.O.     OREGON
                                                   -----    ------    ------
1 Year                                             6.54%    6.97%     6.09%
5 Years                                            5.55%    6.22%     5.22%
10 Years                                           5.76%    6.60%     5.77%

Past performance is not predictive of future results. The Lehman General Obligation Bond Index is an unmanaged index that represents average market-weighted performance of general obligation securities that have been issued in the last five years with maturities greater than one year. The Lipper Oregon Municipal Debt Funds average measures performance of all Oregon municipal bond funds tracked by Lipper Analytical Services, Inc.

PORTFOLIO PERFORMANCE

Columbia Oregon Municipal Bond Fund generated a return of 4.83% for the six months ended June 30, 2002. This return outpaced the Lipper Oregon Municipal Debt Funds Index, which had a return of 4.24%, and the Lehman General Obligation Bond Index, which had a return of 4.72%.

                       INVESTORS TURN TO BONDS

                       As the period commenced, positive economic news suggested that U.S. and global economies were stabilizing and on track for recovery. In addition, it appeared as though the Fed's easing cycle had ended. The Fed confirmed this speculation in March by adopting a neutral bias, setting the stage for possible short-term interest rate hikes later this year. In anticipation of this action, bond prices fell and the market drove interest rates up.

                       In the latter half of the period, bond prices appreciated: expectations for Fed tightening were pushed out as the economic recovery appeared to falter and stock prices plummeted. Investor confidence had been shaken by corporate fraud, overstated earnings, downward revisions to forecasted profits and occasional terrorist warnings. The resulting market volatility prompted many equity investors to move their investments to bonds in search of some stability, and this increase in demand helped propel bond prices higher.

                       The Fed continues to monitor the strength and progress of the economy as it considers the magnitude and timing of any interest rate revisions. We continue to anticipate a modest recovery late this year and expect that interest rates will rise gradually once the stock market stabilizes.

                       LOW SUPPLY IN OREGON

                       Municipal bonds performed well over the first half of the year for several reasons, but a lower supply of new issuance was the key factor. Late in 2001, municipalities had rushed to refinance older issues to take advantage of extremely low interest rates. In the first quarter of 2002, the supply of new issues diminished as many refinancings had already been accomplished, and January and February tend to be slow periods for new issuance. Later in the period, bond prices received a boost as Oregon issuers experienced heavy demand based on large coupon payments due in June and July (the coupon payments are typically reinvested in municipal bonds).

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------

Although municipalities are facing declining tax revenues as the economic recovery falters, interest rates are still low and issuers continue to refund outstanding debt in order to lower their interest payments. While supply has been stronger nationally as these refunding issues have come to market, supply in Oregon remains very light. Nevertheless, declining tax revenues are likely to cause some mild deterioration in the creditworthiness of municipalities in Oregon, depending on how legislators respond to budget issues. Like corporate issuers, municipal entities should be able to look forward to improving finances in the future as the economy recovers and income tax receipts gradually rise, bolstering state coffers next year.

ATTRACTIVE YIELDS ON A TAX-ADJUSTED BASIS

Yields on municipal bonds, particularly intermediate and longer-term issues, continue to be attractive on a tax-adjusted basis for investors in the highest tax brackets. With the recent drop in short-term and intermediate interest rates, our strategy has been to extend the maturity of holdings from very short-term issues out to intermediate issues. This practice helps to improve long-term expected returns for the portfolio. Therefore, we are maintaining an intermediate average maturity for the Fund, leaving the portfolio with a 7- to 10-year average life. The Fund continues to focus on high quality issues diversified across counties and sectors within Oregon.

Greta R. Clapp
Portfolio Manager


                   PORTFOLIO COMPOSITION
                      % of Net Assets

                                                         6/30/02     12/31/01
Revenue                                                      37.7       34.3
Insured Revenue                                              18.8       20.7
General Obligation                                           16.3       15.4
Insured General Obligation                                   15.3       14.6
State General Obligation                                      5.3        4.6
Other Bonds                                                   3.1        2.9
U.S. Territories                                              0.6        0.6
Pre-Refunded Bonds                                            0.1        2.7
Cash                                                          2.8        4.2

                               PORTFOLIO QUALITY
                            % of Portfolio Holdings
                                 June 30, 2002
                                  [PIE CHART]

Aaa                                                              33.8%
Aa                                                               40.2%
A                                                                 8.7%
Baa                                                               4.5%
Not Rated                                                        12.8%

                               December 31, 2001
                                  [PIE CHART]

Aaa                                                              36.8%
Aa                                                               38.5%
A                                                                 8.4%
Baa                                                               4.5%
Not Rated                                                        11.8%

                  As rated by Moody's Investors Service, Inc.

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------


        COLUMBIA HIGH YIELD FUND

     GROWTH OF $10,000 SINCE
     INCEPTION [LINE GRAPH]

                                                                                                              MERRILL LYNCH U.S.
                                       COLUMBIA HIGH YIELD                               MERRILL LYNCH       HIGH YIELD, CASH PAY
                                               FUND             SALOMON BB INDEX     INTERMEDIATE BB INDEX          INDEX
                                       -------------------      ----------------     ---------------------   --------------------
10/1/93                                       10000                  10000                   10000                  10000
12/31/93                                      10112                  10185                   10204                  10347
12/31/94                                      10019                  10048                   10190                  10226
12/31/95                                      11935                  12321                   12130                  12262
12/31/96                                      13060                  13429                   13127                  13618
12/31/97                                      14719                  15142                   14600                  15364
12/31/98                                      15640                  16361                   15524                  15926
12/31/99                                      16012                  16728                   15910                  16176
12/31/00                                      16750                  17223                   16186                  15563
12/31/01                                      17861                  19545                   17803                  16528
6/30/02                                       17560                  18473                   17021                  15820

                          AVERAGE ANNUAL TOTAL RETURNS
                              As of June 30, 2002




                                                     SALOMON  MERRILL
                                              CHYF     BB      HIGH    MERRILL
                                              -----  -------   YIELD     BB
                                                              -------  -------
1 Year                                        1.55%  -2.25%   -3.08%   -2.69%
5 Years                                       4.91%   5.46%    1.88%    4.29%
Inception (10/1/93)                           6.61%   7.22%    5.35%    6.23%


Past performance is not predictive of future results. The Salomon BB Index is an unmanaged index that measures the total return of bonds with a maturity of at least one year and includes bonds rated BB by Standard & Poor's or bonds rated Ba by Moody's Investors Service. The Merrill Lynch U.S. High Yield, Cash Pay Index is an unmanaged index of non-investment grade corporate bonds. The Advisor intends to replace the Salomon BB Index with the Merrill Lynch U.S. High Yield, Cash Pay Index, as the Fund's broad index, and it is more representative of a broad based index. The Merrill Lynch Intermediate BB Index is a market weighted index, consisting of BB cash pay bonds, which are U.S. dollar denominated bonds issued in the U.S. domestic market with maturities between 1 and 10 years.

WEAK STOCK MARKET AFFECTS HIGH YIELD

For the first six months of 2002, Columbia High Yield Fund posted a return of -1.67%. This compared to a return of -4.31% for the Merrill Lynch U.S. High Yield, Cash Pay Index. Weak overall equity market performance, combined with continued pressure on bonds issued in the telecommunications sector, contributed to negative returns.

                       TELECOM ISSUES MAKE A NEGATIVE IMPACT

                       In the first quarter of this year, the high yield market continued its strong rally from late 2001, as the Merrill Lynch U.S. High Yield, Cash Pay Index returned nearly 2% for the period. The positive returns were achieved in an environment of rising Treasury rates and a virtually flat equity market. The high yield market saw continued improvement in April and only experienced a slightly negative decline of 0.54% in May, as measured by the Index. In June, however, the market took a significant downturn, as the Index dropped a record 7.11% for the month.

                       In June, a number of events contributed to the high yield market's decline. At the forefront were the ongoing corporate scandals in accounting irregularities that have hurt investor confidence. In addition, the declining value of telecommunication sector bonds caused the Index to trade down significantly. The telecommunications industry alone fell over 34% in June, accounting for over half of the drop in value of the Merrill Lynch U.S. High Yield, Cash Pay Index in the month. Within the telecom industry, bonds issued by WorldCom (not a portfolio holding) were the primary contributors to this poor performance.

                       SHIFTS IN INDUSTRY EMPHASIS

                       During the first half of the year, we made industry changes on the buy side that centered around two themes. First, we added to holdings in more defensive industries. For example, we increased our weighting in the food and beverage industry by 3% of net assets and in the consumer product industry by 1%. Second, we increased our weightings in industries that we believe will continue to rebound from last fall. For instance, our weightings in hotels, homebuilders and gaming were all increased by more than 2% of net assets.

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------


On the sell side, we took our telecommunications sector weighting to zero in the period. We also decreased our weighting in the electric utilities industry by approximately 3.5% of net assets, mostly from the sale of AES bonds. Finally, we sold bonds issued by Adelphia during the period, which lowered our cable weighting by approximately 3%.

CONTRIBUTORS TO FUND PERFORMANCE

The Fund's top three performers for the first half of 2002 were Pennzoil-Quaker State, Six Flags and Winn-Dixie
Stores. Pennzoil agreed to be purchased by Shell Oil
Company, an investment-grade credit. Six Flags has improved operations, slowed capital expenditures and focused on improving cash flow. Winn-Dixie bonds performed well as the company paid down debt and improved its same-store sales growth and profitability.

One industry that hurt the portfolio in the period was the cable industry. When the sixth largest cable operator, Adelphia, revealed accounting fraud, the entire industry traded down. Investors chose to focus on companies with positive free cash flow and have avoided companies that are highly leveraged or need additional funding, like cable companies. Due to this preference, bonds in the portfolio issued by Charter Communications underperformed in the period. Despite the issues associated with Adelphia, we believe the cable companies in the portfolio have potential to perform well over the next 12 months.

AN OUTLOOK FOR HIGH YIELD

Investor confidence has been hurt by the ongoing corporate scandals. Accounting issues and the quality of earnings have taken center stage in investors' minds. If the number of companies involved in questionable reporting practices does not escalate, high yield spreads/prices should begin to stabilize. We believe that the economy continues on the road to recovery, which should ultimately lead to improved earnings and a better environment for high yield bonds over the next year.

Jeffrey L. Rippey and Kurt M. Havnaer
Portfolio Managers


                     TOP FIVE SECTORS
                      % of Net Assets

                                                         6/30/02    12/31/01
Consumer Cyclical                                           31.4        25.6
Consumer Staples                                            24.7        22.9
Business & Consumer Services                                14.3        16.9
Basic Industries & Mfg.                                      8.2         7.0
Energy                                                       5.8         4.7

                               PORTFOLIO QUALITY
                            % of Portfolio Holdings
                                 June 30, 2002
                                  [PIE CHART]

B                                                                38.3%

Ba                                                               58.1%

Baa                                                               2.5%

A                                                                 1.1%

                               December 31, 2001
                                  [PIE CHART]

B                                                                49.5%

Ba                                                               48.6%

Baa                                                               1.9%

                  As rated by Moody's Investors Service, Inc.

                               INVESTMENT REVIEWS
--------------------------------------------------------------------------------


        COLUMBIA DAILY INCOME COMPANY

     GROWTH OF $10,000 OVER 10 YEARS
     [LINE GRAPH]

                                                               COLUMBIA DAILY INCOME COMPANY     CONSUMER PRICE INDEX (INFLATION)
                                                               -----------------------------     --------------------------------
06/30/92                                                                   10000                              10000
06/30/93                                                                   10265                              10300
06/30/94                                                                   10544                              10558
06/30/95                                                                   11074                              10874
06/30/96                                                                   11645                              11179
06/30/97                                                                   12226                              11436
06/30/98                                                                   12859                              11630
06/30/99                                                                   13471                              11863
06/30/00                                                                   14188                              12302
06/30/01                                                                   14977                              12695
06/30/02                                                                   15266                              12835

                          AVERAGE ANNUAL TOTAL RETURNS
                              As of June 30, 2002

                                                            CDIC      CPI
                                                            -----    -----
1 Year                                                      1.95%    1.10%
5 Years                                                     4.54%    2.34%
10 Years                                                    4.32%    2.53%


Past performance is not predictive of future results. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.


                              PORTFOLIO HIGHLIGHTS

                                                          6/30/02    12/31/01
Current Yield                                               1.19%      1.50%
Compound Yield                                              1.20%      1.51%
  Based on the 7-day period
  ending on each date shown
Weighted Average Maturity                                 30 days    33 days

RESULTS FOR THE FIRST HALF

The Fund posted a return of 0.62% for the six months ended June 30, 2002. The yield on the Fund lagged behind the general level of inflation, as the Consumer Price Index (CPI) rose 1.40% for the period. However, for the 12 months ended June 30, the Fund returned 1.95%, while the CPI rose 1.10%. The CPI may have reached a bottom on a year-over-year basis and could tick up as the economy improves and energy prices rise. Nonetheless, we do not expect inflation to be a significant problem over the next 12 months.

                       FED WATCHING FOR ECONOMIC RECOVERY

                       The U.S. economy improved rapidly in the first quarter of 2002, growing at an annual rate of 5.0%, as measured by the gross domestic product (GDP). However the rate of expansion slowed in the second quarter to an estimated 1.1%, while the falling equity market began to erode consumer confidence. Housing and consumer spending have been areas of economic strength, but the negative wealth effect resulting from the struggling equity market could affect consumer behavior.

                       Currently, a major concern in the financial markets is how the Fed will react to the pace of economic recovery. As of June 30, the Fed is maintaining a "neutral" posture and does not appear anxious to change the level of short-term rates very much or very soon. The amount and the timing of any rate revisions are likely to have a great impact on the stock and bond markets.

                       LOWER YIELD DUE TO RATE CUTS

                       The Fund's yield fell last year along with short-term interest rates during the Fed's easing policy. The current 7-day yield on the Fund is 1.19%. If short-term rates rise, the yield on the Fund should improve.

                       As always, the Fund invests in high quality, short-term debt instruments and maintains an average maturity of 30 to 50 days, providing a very liquid, low risk investment.

                       Leonard A. Aplet
                       Portfolio Manager

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                           COLUMBIA COMMON STOCK FUND
              FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                           Six Months Ended
                                            June 30, 2002
                                             (Unaudited)             2001          2000          1999          1998          1997
                                                                   ------        ------        ------        ------        ------
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $19.97            $24.34        $28.90        $24.40        $22.02        $19.26
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss).............         0.04              0.07         (0.01)         0.03          0.09          0.29
 Net realized and unrealized gains
   (losses) on investments................        (3.02)            (4.35)        (1.54)         6.25          5.68          4.58
---------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations.......        (2.98)            (4.28)        (1.55)         6.28          5.77          4.87
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
 Dividends from net investment income.....           --             (0.07)           --         (0.03)        (0.13)        (0.27)
 Distributions from capital gains.........           --             (0.02)        (3.01)        (1.75)        (3.26)        (1.84)
---------------------------------------------------------------------------------------------------------------------------------
   Total distributions....................           --             (0.09)        (3.01)        (1.78)        (3.39)        (2.11)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $16.99            $19.97        $24.34        $28.90        $24.40        $22.02
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN..............................      -14.92%(1)        -17.60%        -5.73%        25.76%        26.28%        25.37%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 thousands)...............................     $535,725          $681,397      $895,134      $959,910      $797,147      $783,906
Ratio of expenses to average net assets...        0.83%(2)          0.80%         0.75%         0.77%         0.80%         0.77%
Ratio of net investment income (loss) to
 average net assets.......................        0.37%(2)          0.32%       (0.05)%         0.09%         0.56%         1.37%
Portfolio turnover rate...................          59%(1)           114%          104%           97%          141%           90%

(1) Not annualized
(2) Annualized

                              COLUMBIA GROWTH FUND
              FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                           Six Months Ended
                                            June 30, 2002
                                             (Unaudited)             2001          2000          1999          1998          1997
                                                                   ------        ------        ------        ------        ------
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $31.35            $40.07        $48.91        $42.51        $34.34        $30.74
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss).............        (0.01)            (0.02)        (0.08)        (0.03)         0.03          0.19
 Net realized and unrealized gains
   (losses) on investments................        (7.24)            (8.55)        (3.49)        11.09         10.39          7.90
---------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations.......        (7.25)            (8.57)        (3.57)        11.06         10.42          8.09
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
 Dividends from net investment income.....           --                --            --         (0.00)*       (0.08)        (0.17)
 Distributions from capital gains.........           --             (0.15)        (5.27)        (4.66)        (2.17)        (4.32)
---------------------------------------------------------------------------------------------------------------------------------
   Total distributions....................           --             (0.15)        (5.27)        (4.66)        (2.25)        (4.49)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD............       $24.10            $31.35        $40.07        $48.91        $42.51        $34.34
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN..............................      -23.13%(1)        -21.40%        -7.94%        26.02%        30.34%        26.32%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 thousands)...............................     $941,731        $1,325,844    $1,919,227    $2,160,739    $1,753,024    $1,324,918
Ratio of expenses to average net assets...        0.79%(2)          0.72%         0.65%         0.65%         0.68%         0.71%
Ratio of net investment income (loss) to
 average net assets.......................      (0.10)%(2)        (0.07)%       (0.18)%       (0.07)%         0.21%         0.55%
Portfolio turnover rate...................          89%(1)           122%          114%          118%          105%           96%

*  Amount represents less than $0.01 per share.
(1) Not annualized
(2) Annualized

                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                       COLUMBIA INTERNATIONAL STOCK FUND
              FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                           Six Months Ended
                                            June 30, 2002
                                             (UNAUDITED)             2001          2000          1999          1998          1997
                                                                   ------        ------        ------        ------        ------
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $12.03           $14.77        $22.81        $15.45        $13.70        $13.86
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss).............          0.01             0.01         (0.04)        (0.05)        (0.00)*        0.03
 Net realized and unrealized gains
   (losses) on investments and foreign
   currency transactions..................         (0.07)           (2.74)        (5.17)         9.00          1.76          1.56
---------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations.......         (0.06)           (2.73)        (5.21)         8.95          1.76          1.59
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
 Dividends from net investment income.....            --            (0.01)           --            --            --            --
 Distributions from capital gains.........            --               --         (2.83)        (1.59)        (0.01)        (1.75)
---------------------------------------------------------------------------------------------------------------------------------
   Total distributions....................            --            (0.01)        (2.83)        (1.59)        (0.01)        (1.75)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                    $11.97           $12.03        $14.77        $22.81        $15.45        $13.70
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN..............................        -0.50%(1)       -18.47%       -22.64%        57.93%        12.83%        11.47%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 thousands)...............................      $141,621         $135,626      $175,316      $239,223      $134,193      $146,281
Ratio of expenses to average net assets...         1.65%(2)         1.56%         1.42%         1.48%         1.56%         1.62%
Ratio of net investment income (loss) to
 average net assets.......................         0.33%(2)         0.06%       (0.19)%       (0.35)%       (0.02)%         0.19%
Portfolio turnover rate...................           40%(1)          130%          112%           94%           74%          122%

*  Amount represents less than $0.01 per share.
(1) Not annualized
(2) Annualized
                             COLUMBIA SPECIAL FUND
              FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                           Six Months Ended
                                            June 30, 2002
                                             (UNAUDITED)             2001          2000          1999          1998          1997
                                                                   ------        ------        ------        ------        ------
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $19.60           $25.99        $29.93        $23.62        $20.26        $19.85
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss).............         (0.08)           (0.11)        (0.10)        (0.16)        (0.03)         0.01
 Net realized and unrealized gains
   (losses) on investments................         (2.42)           (5.35)         4.45          8.74          3.40          2.50
---------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations.......         (2.50)           (5.46)         4.35          8.58          3.37          2.51
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
 Dividends from net investment income.....            --               --            --            --         (0.01)           --
 Distributions from capital gains.........            --            (0.93)        (8.29)        (2.27)        (0.00)*       (2.10)
---------------------------------------------------------------------------------------------------------------------------------
   Total distributions....................            --            (0.93)        (8.29)        (2.27)        (0.01)        (2.10)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                    $17.10           $19.60        $25.99        $29.93        $23.62        $20.26
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN..............................       -12.76%(1)       -20.98%        13.84%        36.33%        16.64%        12.64%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 thousands)...............................      $673,612         $786,071    $1,095,525      $918,322      $969,359    $1,249,718
Ratio of expenses to average net assets...         1.14%(2)         1.08%         0.99%         1.09%         1.03%         0.98%
Ratio of net investment income (loss) to
 average net assets.......................       (0.85)%(2)       (0.49)%       (0.38)%       (0.64)%       (0.09)%         0.04%
Portfolio turnover rate...................           62%(1)          186%          169%          135%          135%          166%

*  Amount represents less than $0.01 per share.
(1) Not annualized
(2) Annualized

                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                            COLUMBIA SMALL CAP FUND
              FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                           Six Months Ended
                                            June 30, 2002
                                             (Unaudited)             2001          2000          1999          1998          1997
                                                                   ------        ------        ------        ------        ------
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $22.20           $25.87        $27.26        $17.43        $16.65        $12.99
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss......................         (0.09)           (0.13)        (0.10)        (0.14)        (0.09)        (0.08)
 Net realized and unrealized gains
   (losses) on investments................         (3.06)           (3.54)         1.75         10.45          0.87          4.51
---------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations.......         (3.15)           (3.67)         1.65         10.31          0.78          4.43
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
 Distributions from capital gains.........            --               --         (3.04)        (0.48)        (0.00)*       (0.77)
---------------------------------------------------------------------------------------------------------------------------------
   Total distributions....................            --               --         (3.04)        (0.48)        (0.00)        (0.77)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                    $19.05           $22.20        $25.87        $27.26        $17.43        $16.65
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN..............................       -14.19%(1)       -14.19%         5.85%        59.15%         4.69%        34.10%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 thousands)...............................      $637,653         $617,966      $518,970      $290,374      $160,472       $96,431
Ratio of expenses to average net assets...         1.21%(2)         1.23%         1.22%         1.30%         1.34%         1.46%
Ratio of net investment loss to average
 net assets...............................       (0.90)%(2)       (0.71)%       (0.44)%       (0.84)%       (0.68)%       (0.81)%
Portfolio turnover rate...................           58%(1)          129%          145%          188%          158%          172%

*  Amount represents less than $0.01 per share.
(1) Not annualized
(2) Annualized

                        COLUMBIA REAL ESTATE EQUITY FUND
              FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                           Six Months Ended
                                            June 30, 2002
                                             (Unaudited)             2001          2000          1999          1998          1997
                                                                   ------        ------        ------        ------        ------
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $18.04           $17.89        $14.57        $15.76        $18.80        $16.16
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income....................          0.32             0.79          0.81          0.82          0.75          0.79
 Net realized and unrealized gains
   (losses) on investments................          1.65             0.15          3.32         (1.19)        (3.04)         3.15
---------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations.......          1.97             0.94          4.13         (0.37)        (2.29)         3.94
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
 Dividends from net investment income.....         (0.33)           (0.72)        (0.75)        (0.71)        (0.66)        (0.62)
 Distributions from capital gains.........            --               --            --            --            --         (0.51)
 Return of capital........................            --            (0.07)        (0.06)        (0.11)        (0.09)        (0.17)
---------------------------------------------------------------------------------------------------------------------------------
   Total distributions....................         (0.33)           (0.79)        (0.81)        (0.82)        (0.75)        (1.30)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                    $19.68           $18.04        $17.89        $14.57        $15.76        $18.80
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN..............................        10.95%(1)         5.41%        28.84%        -2.45%       -12.33%        24.74%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 thousands)...............................      $827,979         $621,590      $436,764      $241,716      $164,172      $151,554
Ratio of expenses to average net assets...         0.94%(2)         0.95%         0.96%         0.99%         1.01%         1.02%
Ratio of net investment income to average
 net assets...............................         3.69%(2)         4.65%         5.16%         5.66%         4.60%         4.87%
Portfolio turnover rate...................           22%(1)           41%           25%           29%            6%           34%

(1) Not annualized
(2) Annualized

                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                            COLUMBIA TECHNOLOGY FUND
              FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                           Six Months Ended
                                            June 30, 2002
                                             (Unaudited)             2001       2000(1)
                                                                   ------     ---------
---------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $6.13            $8.63        $10.00
---------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss).............         (0.04)           (0.08)         0.01
 Net realized and unrealized losses on
   investments............................         (1.48)           (2.42)        (1.37)
---------------------------------------------------------------------------------------
   Total from investment operations.......         (1.52)           (2.50)        (1.36)
---------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
 Dividends from net investment income.....            --               --         (0.01)
---------------------------------------------------------------------------------------
   Total distributions....................            --               --         (0.01)
---------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $4.61            $6.13         $8.63
---------------------------------------------------------------------------------------
TOTAL RETURN..............................       -24.80%(2)       -28.97%       -13.78%(2)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 thousands)...............................        $9,835          $10,385        $4,327
Ratio of expenses to average net assets...         1.65%(3)         1.69%         1.48%(3)
Ratio of expenses to average net assets
 before voluntary reimbursement...........         2.73%(3)         2.82%         8.97%(3)
Ratio of net investment income (loss) to
 average net assets.......................       (1.43)%(3)       (1.26)%         0.99%(3)
Portfolio turnover rate...................          121%(2)          413%           63%(2)

(1) From inception of operations on October 27, 2000.
(2) Not annualized
(3) Annualized
                         COLUMBIA STRATEGIC VALUE FUND
              FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                           Six Months Ended
                                            June 30, 2002
                                             (Unaudited)             2001       2000(1)
                                                                   ------     ---------
---------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $14.52           $11.23        $10.00
---------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income....................          0.05             0.05          0.02
 Net realized and unrealized gains on
   investments............................          0.28             3.29          1.23
---------------------------------------------------------------------------------------
   Total from investment operations.......          0.33             3.34          1.25
---------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
 Dividends from net investment income.....            --            (0.05)        (0.02)
---------------------------------------------------------------------------------------
   Total distributions....................            --            (0.05)        (0.02)
---------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                    $14.85           $14.52        $11.23
---------------------------------------------------------------------------------------
TOTAL RETURN..............................         2.27%(2)        29.76%        12.25%(2)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 thousands)...............................      $343,078         $139,504        $9,526
Ratio of gross expenses to average net
 assets...................................         0.94%(3)         1.13%         1.34%(3)
Ratio of expenses to average net assets
 before voluntary reimbursement...........         0.94%(3)         1.13%         5.31%(3)
Ratio of net investment income to average
 net assets...............................         0.74%(3)         0.71%         1.92%(3)
Portfolio turnover rate...................           91%(2)          278%           64%(2)

(1) From inception of operations on October 27, 2000.
(2) Not annualized
(3) Annualized
                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                             COLUMBIA BALANCED FUND
              FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                           Six Months Ended
                                            June 30, 2002
                                             (UNAUDITED)             2001          2000          1999          1998          1997
                                                                   ------        ------        ------        ------        ------
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $20.67           $22.96        $24.72        $23.17        $21.42        $20.32
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income....................          0.26             0.58          0.67          0.69          0.72          0.84
 Net realized and unrealized gains
   (losses) on investments................         (1.88)           (2.28)        (0.41)         2.21          3.52          2.92
---------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations.......         (1.62)           (1.70)         0.26          2.90          4.24          3.76
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
 Dividends from net investment income.....         (0.26)           (0.59)        (0.68)        (0.69)        (0.73)        (0.83)
 Distributions from capital gains.........            --               --         (1.34)        (0.66)        (1.76)        (1.83)
---------------------------------------------------------------------------------------------------------------------------------
   Total distributions....................         (0.26)           (0.59)        (2.02)        (1.35)        (2.49)        (2.66)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                    $18.79           $20.67        $22.96        $24.72        $23.17        $21.42
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN..............................        -7.88%(1)        -7.40%         0.82%        12.70%        20.07%        18.74%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 thousands)...............................      $810,106         $983,749    $1,126,854    $1,040,940      $975,381      $792,378
Ratio of expenses to average net assets...         0.69%(2)         0.67%         0.65%         0.66%         0.67%         0.68%
Ratio of net investment income to average
 net assets...............................         2.63%(2)         2.73%         2.73%         2.85%         3.22%         3.83%
Portfolio turnover rate...................           58%(1)          111%          105%          133%          128%          149%

(1) Not annualized
(2) Annualized

                         COLUMBIA SHORT TERM BOND FUND
              FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                           Six Months Ended
                                            June 30, 2002
                                             (UNAUDITED)             2001          2000          1999          1998          1997
                                                                   ------        ------        ------        ------        ------
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $8.55            $8.36         $8.20         $8.39         $8.29         $8.24
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income....................          0.19             0.46          0.42          0.33          0.38          0.41
 Net realized and unrealized gains
   (losses) on investments................          0.04             0.21          0.16         (0.18)         0.14          0.05
---------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations.......          0.23             0.67          0.58          0.15          0.52          0.46
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
 Dividends from net investment income.....         (0.19)           (0.46)        (0.42)        (0.33)        (0.38)        (0.41)
 Distributions from capital gains.........            --            (0.02)           --         (0.01)        (0.04)           --
---------------------------------------------------------------------------------------------------------------------------------
   Total distributions....................         (0.19)           (0.48)        (0.42)        (0.34)        (0.42)        (0.41)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $8.59            $8.55         $8.36         $8.20         $8.39         $8.29
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN..............................         2.69%(1)         8.07%         7.26%         1.80%         6.43%         5.76%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 thousands)...............................       $85,574          $62,930       $35,856       $38,072       $40,578       $37,837
Ratio of expenses to average net assets...         0.75%            0.75%         0.88%         0.91%         0.89%         0.87%
Ratio of expenses to average net assets
 before contractual reimbursement.........         0.86%(2)         0.91%         0.90%         0.91%         0.89%         0.87%
Ratio of net investment income to average
 net assets...............................         4.42%(2)         5.26%         5.09%         4.09%         4.55%         4.99%
Portfolio turnover rate...................           51%(1)          137%          147%          211%          182%          184%

(1) Not annualized
(2) Annualized

                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                     COLUMBIA FIXED INCOME SECURITIES FUND
              FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                           Six Months Ended
                                            June 30, 2002
                                             (UNAUDITED)             2001          2000          1999          1998          1997
                                                                   ------        ------        ------        ------        ------
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $13.22           $12.97        $12.44        $13.42        $13.41        $13.08
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income....................          0.36             0.78          0.82          0.78          0.83          0.85
 Net realized and unrealized gains
   (losses) on investments................          0.03             0.25          0.53         (0.98)         0.14          0.36
---------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations.......          0.39             1.03          1.35         (0.20)         0.97          1.21
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
 Dividends from net investment income.....         (0.36)           (0.78)        (0.82)        (0.78)        (0.83)        (0.85)
 Distributions from capital gains.........            --               --            --         (0.00)*       (0.13)        (0.03)
---------------------------------------------------------------------------------------------------------------------------------
   Total distributions....................         (0.36)           (0.78)        (0.82)        (0.78)        (0.96)        (0.88)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                    $13.25           $13.22        $12.97        $12.44        $13.42        $13.41
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN..............................         3.00%(1)         8.13%        11.27%        -1.50%         7.44%         9.56%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 thousands)...............................      $475,182         $465,743      $378,799      $397,147      $422,330      $381,333
Ratio of expenses to average net assets...         0.67%(2)         0.66%         0.66%         0.64%         0.65%         0.66%
Ratio of net investment income to average
 net assets...............................         5.52%(2)         5.92%         6.53%         6.03%         6.15%         6.43%
Portfolio turnover rate...................           67%(1)          110%          105%          155%          107%          196%

*  Amount represents less than $0.01 per share.
(1) Not annualized
(2) Annualized

                     COLUMBIA NATIONAL MUNICIPAL BOND FUND
              FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                           Six Months Ended
                                            June 30, 2002
                                             (Unaudited)             2001          2000     1999(1)
                                                                   ------        ------     ---------
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $9.77            $9.82         $9.28        $10.00
-----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income....................          0.21             0.44          0.44          0.34
 Net realized and unrealized gains
   (losses) on investments................          0.27            (0.03)         0.54         (0.72)
--------------------------------------------------------------------------------------------------
   Total from investment operations.......          0.48             0.41          0.98         (0.38)
--------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
 Dividends from net investment income.....         (0.21)           (0.44)        (0.44)        (0.34)
 Distributions from capital gains.........            --            (0.02)           --            --
--------------------------------------------------------------------------------------------------
   Total distributions....................         (0.21)           (0.46)        (0.44)        (0.34)
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                    $10.04            $9.77         $9.82         $9.28
-----------------------------------------------------------------------------------------------------
TOTAL RETURN..............................         4.97%(2)         4.16%        10.87%        -3.93%(2)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 thousands)...............................       $13,712          $13,769       $10,898       $10,135
Ratio of expenses to average net assets...         0.65%(3)         0.65%         0.65%         0.65%(3)
Ratio of expenses to average net assets
 before contractual reimbursement.........         1.12%(3)         1.31%         1.29%         1.72%(3)
Ratio of net investment income to average
 net assets...............................         4.32%(3)         4.47%         4.68%         4.21%(3)
Portfolio turnover rate...................           27%(2)           20%           21%           12%(3)

(1) From inception of operations on February 10, 1999.
(2) Not annualized
(3) Annualized
                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                      COLUMBIA OREGON MUNICIPAL BOND FUND
              FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                           Six Months Ended
                                            June 30, 2002
                                             (UNAUDITED)             2001          2000          1999          1998          1997
                                                                   ------        ------        ------        ------        ------
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $12.08           $12.13        $11.56        $12.46        $12.47        $12.15
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income....................          0.28             0.57          0.58          0.56          0.58          0.60
 Net realized and unrealized gains
   (losses) on investments................          0.30            (0.02)         0.58         (0.88)         0.10          0.39
---------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations.......          0.58             0.55          1.16         (0.32)         0.68          0.99
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
 Dividends from net investment income.....         (0.28)           (0.57)        (0.58)        (0.56)        (0.58)        (0.60)
 Distributions from capital gains.........            --            (0.03)        (0.01)        (0.02)        (0.11)        (0.07)
---------------------------------------------------------------------------------------------------------------------------------
   Total distributions....................         (0.28)           (0.60)        (0.59)        (0.58)        (0.69)        (0.67)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                    $12.38           $12.08        $12.13        $11.56        $12.46        $12.47
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN..............................         4.83%(1)         4.55%        10.28%        -2.65%         5.58%         8.36%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 thousands)...............................      $498,639         $491,638      $436,544      $409,919      $462,809      $409,148
Ratio of expenses to average net assets...         0.58%(2)         0.57%         0.58%         0.57%         0.58%         0.57%
Ratio of net investment income to average
 net assets...............................         4.59%(2)         4.64%         4.92%         4.64%         4.60%         4.87%
Portfolio turnover rate...................           13%(1)           14%           22%           28%           17%           17%

(1) Not annualized
(2) Annualized

                            COLUMBIA HIGH YIELD FUND
              FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                           Six Months Ended
                                            June 30, 2002
                                             (UNAUDITED)             2001          2000          1999          1998          1997
                                                                   ------        ------        ------        ------        ------
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $8.87            $8.98         $9.32         $9.84        $10.04         $9.94
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income....................          0.31             0.69          0.75          0.74          0.76          0.81
 Net realized and unrealized gains
   (losses) on investments................         (0.45)           (0.11)        (0.34)        (0.51)        (0.15)         0.40
---------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations.......         (0.14)            0.58          0.41          0.23          0.61          1.21
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
 Dividends from net investment income.....         (0.31)           (0.69)        (0.75)        (0.74)        (0.76)        (0.81)
 Distributions from capital gains.........            --               --            --         (0.01)        (0.05)        (0.30)
---------------------------------------------------------------------------------------------------------------------------------
   Total distributions....................         (0.31)           (0.69)        (0.75)        (0.75)        (0.81)        (1.11)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $8.42            $8.87         $8.98         $9.32         $9.84        $10.04
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN..............................        -1.67%(1)         6.63%         4.61%         2.38%         6.26%        12.70%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 thousands)...............................      $412,938         $238,994       $97,575       $71,678       $57,524       $39,278
Ratio of expenses to average net assets...         0.82%(2)         0.85%         0.93%         0.91%         0.95%         1.00%
Ratio of expenses to average net assets
 before voluntary reimbursement...........         0.82%(2)         0.85%         0.93%         0.91%         0.95%         1.02%
Ratio of net investment income to average
 net assets...............................         7.07%(2)         7.64%         8.22%         7.71%         7.52%         8.05%
Portfolio turnover rate...................           19%(1)           69%           50%           49%           79%          124%

(1) Not annualized
(2) Annualized

                 See Accompanying Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                         COLUMBIA DAILY INCOME COMPANY
              FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                           Six Months Ended
                                            June 30, 2002
                                             (UNAUDITED)             2001          2000          1999          1998          1997
                                                                   ------        ------        ------        ------        ------
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $1.00            $1.00         $1.00         $1.00         $1.00         $1.00
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income....................         0.006            0.036         0.058         0.046         0.050         0.050
---------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations.......         0.006            0.036         0.058         0.046         0.050         0.050
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
 Dividends from net investment income.....        (0.006)          (0.036)       (0.058)       (0.046)       (0.050)       (0.050)
---------------------------------------------------------------------------------------------------------------------------------
   Total distributions....................        (0.006)          (0.036)       (0.058)       (0.046)       (0.050)       (0.050)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $1.00            $1.00         $1.00         $1.00         $1.00         $1.00
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN..............................         0.62%(1)         3.70%         6.00%         4.71%         5.09%         5.11%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 thousands)...............................    $1,205,970       $1,253,535    $1,198,151    $1,165,289    $1,109,141    $1,169,096
Ratio of expenses to average net assets...         0.60%(2)         0.60%         0.60%         0.64%         0.62%         0.63%
Ratio of net investment income to average
 net assets...............................         1.26%(2)         3.61%         5.82%         4.61%         4.97%         4.99%

(1) Not annualized
(2) Annualized

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA COMMON STOCK FUND
JUNE 30, 2002 (UNAUDITED)                 SHARES             VALUE
-----------------------------------------------------------------------
COMMON STOCKS (98.0%)
ADVERTISING AGENCIES (0.6%)
   Interpublic Group of Companies,
     Inc., The.......................        131,400    $     3,253,464
                                                        ---------------
 AEROSPACE (1.3%)
   United Technologies Corp. ........         99,450          6,752,655
                                                        ---------------
 AUTO PARTS: ORIGINAL EQUIPMENT (0.8%)
   Magna International, Inc. (Class
     A)..............................         61,050          4,203,293
                                                        ---------------
 AUTOMOBILES (0.6%)
   General Motors Corp. .............         58,600          3,132,170
                                                        ---------------
 BANKS (4.0%)
   Bank of America Corp. ............        182,705         12,855,124
   Bank One Corp. ...................        223,650          8,606,052
                                                        ---------------
                                                             21,461,176
                                                        ---------------
 BANKS: NEW YORK CITY (1.9%)
   J.P. Morgan Chase & Co. ..........        292,110          9,908,371
                                                        ---------------
 BEVERAGE: SOFT DRINKS (0.5%)
   Pepsi Bottling Group, Inc. .......         82,100          2,528,680
                                                        ---------------
 BIOTECH RESEARCH & PRODUCTS (2.4%)
   *Amgen, Inc.......................         73,700          3,086,556
   Baxter International, Inc. .......        221,750          9,854,570
                                                        ---------------
                                                             12,941,126
                                                        ---------------
 CABLE TELEVISION SERVICES (1.2%)
   *Liberty Media Corp. (Class A)....        666,464          6,664,640
                                                        ---------------
 CHEMICALS (2.1%)
   DuPont, E.I. de Nemours & Co......        115,500          5,128,200
   Praxair, Inc. ....................        103,200          5,879,304
                                                        ---------------
                                                             11,007,504
                                                        ---------------
 COMMUNICATIONS & MEDIA (0.7%)
   *AOL Time Warner, Inc. ...........        247,339          3,638,357
                                                        ---------------
 COMMUNICATIONS TECHNOLOGY (1.4%)
   *Cisco Systems, Inc. .............        354,300          4,942,485
   Motorola, Inc. ...................        193,500          2,790,270
                                                        ---------------
                                                              7,732,755
                                                        ---------------
 COMPUTER SERVICES SOFTWARE & SYSTEMS (3.6%)
   Adobe Systems, Inc. ..............         61,275          1,746,337
   *Intuit, Inc. ....................         43,175          2,146,661
   *Microsoft Corp...................        241,200         13,193,640
   *Oracle Corp. ....................        254,550          2,410,589
                                                        ---------------
                                                             19,497,227
                                                        ---------------

-----------------------------------------------------------------------

                                          SHARES             VALUE
 COMPUTER TECHNOLOGY (1.8%)
   *Apple Computer, Inc. ............        265,650    $     4,707,318
   Hewlett-Packard Co. ..............        231,900          3,543,432
   *Sun Microsystems, Inc. ..........        293,600          1,470,936
                                                        ---------------
                                                              9,721,686
                                                        ---------------
 CONSUMER PRODUCTS (1.7%)
   Alberto-Culver Co. (Class B)......         26,900          1,285,820
   Gillette Co. .....................        227,150          7,693,570
                                                        ---------------
                                                              8,979,390
                                                        ---------------
 COSMETICS (0.5%)
   Lauder, Estee Companies, Inc., The
     (Class A).......................         75,000          2,640,000
                                                        ---------------
 DIVERSIFIED FINANCIAL SERVICES (7.4%)
   American Express Co. .............        316,400         11,491,648
   Citigroup, Inc. ..................        514,339         19,930,636
   Marsh & McLennan Companies,
     Inc. ...........................         37,050          3,579,030
   Merrill Lynch & Co., Inc. ........         71,000          2,875,500
   Morgan Stanley....................         40,650          1,751,202
                                                        ---------------
                                                             39,628,016
                                                        ---------------
 DRUGS & PHARMACEUTICALS (10.6%)
   Abbott Laboratories...............        136,250          5,129,812
   AmerisourceBergen Corp. ..........         75,600          5,745,600
   Bristol-Myers Squibb Co. .........        200,468          5,152,028
   *MedImmune, Inc. .................         57,800          1,525,920
   Pfizer, Inc. .....................        597,374         20,908,090
   Pharmacia Corp. ..................        330,500         12,377,225
   Teva Pharmaceutical Industries
     Ltd. ADR........................         88,805          5,930,398
                                                        ---------------
                                                             56,769,073
                                                        ---------------
 ELECTRONICS: EQUIPMENT & COMPONENTS (0.6%)
   Koninklijke Philips Electronics
     NV..............................        124,500          3,436,200
                                                        ---------------
 ELECTRONICS: SEMICONDUCTORS (1.8%)
   *Atmel Corp. .....................        201,200          1,259,512
   Intel Corp. ......................         51,300            937,251
   *Microchip Technology, Inc. ......         37,500          1,028,625
   *Micron Technology, Inc. .........         37,475            757,744
   *National Semiconductor Corp. ....        199,750          5,826,708
                                                        ---------------
                                                              9,809,840
                                                        ---------------
 ELECTRONICS: TECHNOLOGY (1.2%)
   Raytheon Co. .....................        157,350          6,412,012
                                                        ---------------
 ENTERTAINMENT (1.2%)
   *Viacom, Inc. (Class B)...........        144,300          6,402,591
                                                        ---------------
 FINANCE COMPANIES (0.4%)
   Capital One Financial Corp. ......         38,200          2,332,110
                                                        ---------------

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA COMMON STOCK FUND (CONT.)
JUNE 30, 2002 (UNAUDITED)                 SHARES             VALUE
-----------------------------------------------------------------------
 FINANCE: SMALL LOAN (0.5%)
   SLM Corp. ........................         25,300    $     2,451,570
                                                        ---------------
 FINANCIAL DATA PROCESSING SERVICES (1.4%)
   Automatic Data Processing, Inc....         29,800          1,297,790
   First Data Corp. .................        162,200          6,108,452
                                                        ---------------
                                                              7,406,242
                                                        ---------------
 FINANCIAL MISCELLANEOUS (1.5%)
   Freddie Mac.......................         50,250          3,075,300
   MBNA Corp. .......................        141,900          4,692,633
                                                        ---------------
                                                              7,767,933
                                                        ---------------
 FOODS (0.4%)
   Sara Lee Corp. ...................        109,300          2,255,952
                                                        ---------------
 FOREST PRODUCTS (0.5%)
   Weyerhaeuser Co. .................         45,200          2,886,020
                                                        ---------------
 HEALTH CARE FACILITIES (1.9%)
   HCA, Inc. ........................         54,100          2,569,750
   *HEALTHSOUTH Corp. ...............        170,100          2,175,579
   *Laboratory Corporation of America
     Holdings........................        121,500          5,546,475
                                                        ---------------
                                                             10,291,804
                                                        ---------------
 HEALTH CARE MANAGEMENT SERVICES (0.3%)
   Aetna, Inc. ......................         36,600          1,755,702
                                                        ---------------
 INSURANCE: LIFE (2.0%)
   *Anthem, Inc. ....................         54,000          3,629,880
   *Principal Financial Group,
     Inc. ...........................        139,900          4,336,900
   *Prudential Financial, Inc. ......         83,200          2,775,552
                                                        ---------------
                                                             10,742,332
                                                        ---------------
 INSURANCE: MULTI-LINE (1.9%)
   American International Group,
     Inc. ...........................        150,137         10,243,848
                                                        ---------------
 INSURANCE: PROPERTY-CASUALTY (1.3%)
   *Berkshire Hathaway, Inc. (Class
     A)..............................             50          3,340,000
   Chubb Corp........................         50,100          3,547,080
                                                        ---------------
                                                              6,887,080
                                                        ---------------
 LEISURE TIME (0.8%)
   Carnival Corp. ...................        149,300          4,134,117
                                                        ---------------
 MACHINERY: OIL WELL EQUIPMENT & SERVICES (1.4%)
   GlobalSantaFe Corp. ..............         97,625          2,670,044
   *Noble Corp. .....................         77,600          2,995,360
   Rowan Companies, Inc. ............         81,750          1,753,537
                                                        ---------------
                                                              7,418,941
                                                        ---------------

-----------------------------------------------------------------------

                                          SHARES             VALUE
 MACHINERY: SPECIALTY (0.2%)
   Constellation Energy Group,
     Inc. ...........................         37,100    $     1,088,514
                                                        ---------------
 MEDICAL & DENTAL SUPPLIES (0.9%)
   Beckman Coulter, Inc. ............         94,550          4,718,045
                                                        ---------------
 MISCELLANEOUS EQUIPMENT (0.4%)
   Grainger, W.W., Inc. .............         47,000          2,354,700
                                                        ---------------
 MULTI-SECTOR COMPANIES (8.1%)
   3M Co.............................         81,100          9,975,300
   Eaton Corp. ......................         19,400          1,411,350
   General Electric Co. .............        454,550         13,204,677
   Honeywell International, Inc. ....        183,900          6,478,797
   Illinois Tool Works, Inc. ........         69,800          4,810,616
   ITT Industries, Inc. .............         20,900          1,475,540
   *SPX Corp. .......................         45,625          5,360,938
   Tyco International Ltd. ..........         33,766            456,179
                                                        ---------------
                                                             43,173,397
                                                        ---------------
 OIL: CRUDE PRODUCERS (2.3%)
   Apache Corp. .....................         75,530          4,341,464
   Devon Energy Corp. ...............         83,100          4,095,168
   EOG Resources, Inc. ..............         96,900          3,846,930
                                                        ---------------
                                                             12,283,562
                                                        ---------------
 OIL: INTEGRATED DOMESTIC (0.4%)
   Phillips Petroleum Co. ...........         38,850          2,287,488
                                                        ---------------
 OIL: INTEGRATED INTERNATIONAL (3.8%)
   ChevronTexaco Corp. ..............         26,100          2,309,850
   Exxon Mobil Corp. ................        319,732         13,083,433
   Royal Dutch Petroleum Co. ........         88,900          4,913,503
                                                        ---------------
                                                             20,306,786
                                                        ---------------
 PAPER (1.0%)
   Bowater, Inc. ....................         38,200          2,076,934
   International Paper Co. ..........         74,700          3,255,426
                                                        ---------------
                                                              5,332,360
                                                        ---------------
 PRODUCTION TECHNOLOGY EQUIPMENT (2.1%)
   *Applied Materials, Inc. .........        145,900          2,775,018
   *Taiwan Semiconductor
     Manufacturing Company Ltd.
     ADR.............................        445,720          5,794,360
   *United Microelectronics Corp.
     ADR.............................        379,900          2,792,265
                                                        ---------------
                                                             11,361,643
                                                        ---------------
RADIO & TELEVISION BROADCASTERS (0.5%)
   *Clear Channel Communications,
     Inc. ...........................         83,625          2,677,672
                                                        ---------------
 RAILROADS (0.6%)
   Union Pacific Corp. ..............         51,400          3,252,592
                                                        ---------------
 RESTAURANTS (1.3%)
   McDonald's Corp. .................        243,900          6,938,955
                                                        ---------------

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                         SHARES OR
                                         PRINCIPAL
                                          AMOUNT             VALUE
-----------------------------------------------------------------------
 RETAIL (8.2%)
   Circuit City Group................        325,005    $     6,093,844
   Gap, Inc., The....................        509,400          7,233,480
   *Kohl's Corp. ....................         94,450          6,619,056
   Nordstrom, Inc. ..................        147,850          3,348,803
   Sears, Roebuck & Co. .............         81,300          4,414,590
   Wal-Mart Stores, Inc. ............        298,150         16,401,231
                                                        ---------------
                                                             44,111,004
                                                        ---------------
 SECURITY BROKERAGE & SERVICES (0.6%)
   Franklin Resources, Inc. .........         70,900          3,023,176
                                                        ---------------
 SERVICES: COMMERCIAL (2.0%)
   *Accenture Ltd. (Class A).........        209,750          3,985,250
   Waste Management, Inc. ...........        256,200          6,674,010
                                                        ---------------
                                                             10,659,260
                                                        ---------------
 TOBACCO (0.9%)
   Carolina Group....................         61,250          1,656,813
   UST, Inc. ........................         99,500          3,383,000
                                                        ---------------
                                                              5,039,813
                                                        ---------------
 TRANSPORTATION MISCELLANEOUS (0.6%)
   United Parcel Service, Inc. (Class
     B)..............................         54,500          3,365,375
                                                        ---------------
 UTILITIES: CABLE TELEVISION & RADIO (0.7%)
   *Comcast Corp. (Class A
     Special)........................        151,400          3,609,376
                                                        ---------------
 UTILITIES: TELECOMMUNICATIONS (1.2%)
   AT&T Corp.........................        134,700          1,441,290
   SBC Communications, Inc. .........        165,550          5,049,275
                                                        ---------------
                                                              6,490,565
                                                        ---------------
Total Common Stocks
 (Cost $508,218,247).................                       525,168,160
                                                        ---------------
PREFERRED STOCK (1.2%)
 COMMUNICATIONS & MEDIA
   News Corporation Ltd., The ADR
     (Cost $7,225,803)...............        314,950          6,220,263
                                                        ---------------
REPURCHASE AGREEMENT (1.8%)
   J.P. Morgan Securities, Inc. 1.85%
     dated 06/28/2002, due 07/01/2002
     in the amount of $9,452,559.
     Collateralized by U.S. Treasury
     Bills due 07/05/2002 to
     11/29/2014 U.S. Treasury Strips
     due 02/15/2010 to 08/15/2028
     (Cost $9,451,120)...............  $   9,451,120          9,451,120
                                                        ---------------

-----------------------------------------------------------------------

                                                              VALUE
TOTAL INVESTMENTS (101.0%)
 (Cost $524,895,170).................                   $   540,839,543
OTHER ASSETS LESS LIABILITIES
 (-1.0%).............................                        (5,114,242)
                                                        ---------------
NET ASSETS (100.0%)..................                   $   535,725,301
                                                        ===============
* Non-income producing

COLUMBIA GROWTH FUND
JUNE 30, 2002 (UNAUDITED)                 SHARES             VALUE
-----------------------------------------------------------------------
COMMON STOCKS (99.0%)
BANKS: NEW YORK CITY (1.0%)
   J.P. Morgan Chase & Co. ..........        274,400    $     9,307,648
                                                        ---------------
 BEVERAGE: SOFT DRINKS (4.1%)
   Coca-Cola Co. ....................        357,900         20,042,400
   Pepsi Bottling Group, Inc. .......        158,400          4,878,720
   PepsiCo, Inc. ....................        286,600         13,814,120
                                                        ---------------
                                                             38,735,240
                                                        ---------------
 BIOTECH RESEARCH & PRODUCTS (3.5%)
   *Amgen, Inc. .....................        201,300          8,430,444
   Baxter International, Inc. .......        550,200         24,450,888
                                                        ---------------
                                                             32,881,332
                                                        ---------------
 CABLE TELEVISION SERVICES (1.0%)
   *Liberty Media Corp. (Class A)....        895,325          8,953,250
                                                        ---------------
 COMMUNICATIONS & MEDIA (0.9%)
   *AOL Time Warner, Inc. ...........        553,895          8,147,795
                                                        ---------------
 COMMUNICATIONS TECHNOLOGY (2.0%)
   *Cisco Systems, Inc. .............      1,336,550         18,644,873
                                                        ---------------
 COMPUTER SERVICES SOFTWARE & SYSTEMS (7.9%)
   Adobe Systems, Inc. ..............        233,875          6,665,438
   *BEA Systems, Inc. ...............        288,500          2,714,785
   *Intuit, Inc. ....................        160,825          7,996,219
   *Microsoft Corp. .................        938,400         51,330,480
   *Rational Software Corp. .........        424,450          3,484,734
   *Siebel Systems, Inc. ............        148,200          2,107,404
                                                        ---------------
                                                             74,299,060
                                                        ---------------
 COMPUTER TECHNOLOGY (2.8%)
   *Apple Computer, Inc. ............        384,750          6,817,770
   *Dell Computer Corp. .............        604,900         15,812,086
   *Sun Microsystems, Inc. ..........        784,500          3,930,345
                                                        ---------------
                                                             26,560,201
                                                        ---------------
 CONSUMER ELECTRONICS (1.3%)
   *Electronic Arts, Inc. ...........        181,550         11,991,378
                                                        ---------------

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA GROWTH FUND (CONT.)
JUNE 30, 2002 (UNAUDITED)                 SHARES             VALUE
-----------------------------------------------------------------------
CONSUMER PRODUCTS (2.3%)
   Alberto-Culver Co. (Class B)......         75,200    $     3,594,560
   Gillette Co. .....................        523,200         17,720,784
                                                        ---------------
                                                             21,315,344
                                                        ---------------
 CONTAINERS: PAPER & PLASTIC (0.3%)
   Temple-Inland, Inc. ..............         49,600          2,869,856
                                                        ---------------
 COSMETICS (0.7%)
   Lauder, Estee Companies, Inc., The
     (Class A).......................        179,400          6,314,880
                                                        ---------------
 DIVERSIFIED FINANCIAL SERVICES (2.1%)
   Citigroup, Inc. ..................        225,400          8,734,250
   Goldman Sachs Group, Inc. ........        156,600         11,486,610
                                                        ---------------
                                                             20,220,860
                                                        ---------------
 DRUG & GROCERY STORE CHAINS (1.1%)
   Walgreen Co. .....................        262,400         10,136,512
                                                        ---------------
 DRUGS & PHARMACEUTICALS (15.9%)
   Abbott Laboratories...............        345,250         12,998,663
   AmerisourceBergen Corp. ..........        108,900          8,276,400
   Johnson & Johnson.................        453,400         23,694,684
   *MedImmune, Inc. .................        350,600          9,255,840
   Pfizer, Inc. .....................      1,414,475         49,506,625
   Pharmacia Corp. ..................        553,850         20,741,682
   Teva Pharmaceutical Industries
     Ltd. ADR........................        117,000          7,813,260
   Wyeth.............................        341,850         17,502,720
                                                        ---------------
                                                            149,789,874
                                                        ---------------
 ELECTRONICS (1.1%)
   Samsung Electronics Co., Ltd. GDR
     (144A)..........................         72,500          9,954,250
                                                        ---------------
 ELECTRONICS: SEMICONDUCTORS (4.5%)
   *Atmel Corp. .....................        436,850          2,734,681
   *Celestica, Inc. .................        307,550          6,984,461
   *Flextronics International
     Ltd. ...........................        391,950          2,794,603
   Intel Corp. ......................        585,700         10,700,739
   *Microchip Technology, Inc. ......        177,000          4,855,110
   *Micron Technology, Inc. .........        220,400          4,456,488
   *National Semiconductor Corp. ....        337,350          9,840,499
                                                        ---------------
                                                             42,366,581
                                                        ---------------
 ELECTRONICS: TECHNOLOGY (1.3%)
   Raytheon Co. .....................        288,900         11,772,675
                                                        ---------------

-----------------------------------------------------------------------

                                          SHARES             VALUE
 ENTERTAINMENT (3.0%)
   *Fox Entertainment Group, Inc. ...        234,700    $     5,104,725
   *Viacom, Inc. (Class B)...........        518,100         22,988,097
                                                        ---------------
                                                             28,092,822
                                                        ---------------
 FINANCE COMPANIES (1.4%)
   Capital One Financial Corp. ......        217,200         13,260,060
                                                        ---------------
 FINANCE: SMALL LOAN (0.6%)
   SLM Corp. ........................         59,600          5,775,240
                                                        ---------------
 FINANCIAL DATA PROCESSING SERVICES (2.4%)
   *Concord EFS, Inc. ...............        131,600          3,966,424
   First Data Corp. .................        364,850         13,740,251
   Paychex, Inc. ....................        156,550          4,898,449
                                                        ---------------
                                                             22,605,124
                                                        ---------------
 FINANCIAL MISCELLANEOUS (2.2%)
   Fannie Mae........................         67,800          5,000,250
   Freddie Mac.......................         94,400          5,777,280
   MBNA Corp. .......................        306,500         10,135,955
                                                        ---------------
                                                             20,913,485
                                                        ---------------
 FOODS (0.8%)
   Kraft Foods, Inc. (Class A).......        186,300          7,628,985
                                                        ---------------
 HEALTH CARE FACILITIES (1.8%)
   HCA, Inc. ........................         76,100          3,614,750
   *Laboratory Corporation of America
     Holdings........................        187,350          8,552,528
   *Tenet Healthcare Corp. ..........         65,400          4,679,370
                                                        ---------------
                                                             16,846,648
                                                        ---------------
 HEALTH CARE MANAGEMENT SERVICES (0.4%)
   UnitedHealth Group, Inc. .........         44,000          4,028,200
                                                        ---------------
 HEALTH CARE SERVICES (0.8%)
   McKesson Corp. ...................        233,000          7,619,100
                                                        ---------------
 INSURANCE: LIFE (1.2%)
   *Anthem, Inc. ....................        173,300         11,649,226
                                                        ---------------
 INSURANCE: MULTI-LINE (2.1%)
   American International Group,
     Inc. ...........................        290,944         19,851,109
                                                        ---------------
 LEISURE TIME (0.8%)
   Carnival Corp. ...................        278,000          7,697,820
                                                        ---------------
 MACHINERY: OIL WELL EQUIPMENT & SERVICES (1.9%)
   *BJ Services Co. .................        152,400          5,163,312
   GlobalSantaFe Corp. ..............         77,200          2,111,420
   *Noble Corp. .....................        214,850          8,293,210
   Rowan Companies, Inc. ............        128,100          2,747,745
                                                        ---------------
                                                             18,315,687
                                                        ---------------

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------


                                          SHARES             VALUE
-----------------------------------------------------------------------
MULTI-SECTOR COMPANIES (5.3%)
   3M Co. ...........................         60,500    $     7,441,500
   General Electric Co. .............      1,103,650         32,061,032
   Tyco International Ltd. ..........        765,800         10,345,958
                                                        ---------------
                                                             49,848,490
                                                        ---------------
 OIL: CRUDE PRODUCERS (0.3%)
   Anadarko Petroleum Corp. .........         63,000          3,105,900
                                                        ---------------
 PAPER (0.3%)
   Bowater, Inc. ....................         54,100          2,941,417
                                                        ---------------
 PRODUCTION TECHNOLOGY EQUIPMENT (2.4%)
   *Applied Materials, Inc. .........        150,300          2,858,706
   *ASML Holding NV..................        145,600          2,201,472
   *Novellus Systems, Inc. ..........         71,450          2,429,300
   *Taiwan Semiconductor
     Manufacturing Company Ltd.
     ADR.............................        787,270         10,234,510
   *United Microelectronics Corp.
     ADR.............................        646,600          4,752,510
                                                        ---------------
                                                             22,476,498
                                                        ---------------
 RADIO & TELEVISION BROADCASTERS (0.8%)
   *Clear Channel Communications,
     Inc. ...........................        232,831          7,455,249
                                                        ---------------
RETAIL (12.9%)
   *AutoZone, Inc. ..................        133,950         10,354,335
   *Bed, Bath & Beyond, Inc. ........        276,750         10,444,545
   *Best Buy Co., Inc. ..............         89,250          3,239,775
   Circuit City Group................        577,200         10,822,500
   Gap, Inc., The....................      1,111,900         15,788,980
   Home Depot, Inc. .................        239,300          8,789,489
   *Kohl's Corp. ....................        240,694         16,867,836
   Lowe's Companies, Inc. ...........        210,900          9,574,860
   Wal-Mart Stores, Inc. ............        641,050         35,264,160
                                                        ---------------
                                                            121,146,480
                                                        ---------------
 SECURITY BROKERAGE & SERVICES (0.5%)
   Franklin Resources, Inc. .........        106,200          4,528,368
                                                        ---------------
 SERVICES: COMMERCIAL (1.3%)
   *Accenture Ltd. (Class A).........        515,775          9,799,725
   *eBay, Inc. ......................         46,150          2,843,763
                                                        ---------------
                                                             12,643,488
                                                        ---------------

-----------------------------------------------------------------------
                                         SHARES OR
                                         PRINCIPAL
                                          AMOUNT             VALUE
 TOBACCO (0.9%)
   UST, Inc. ........................        261,900    $     8,904,600
                                                        ---------------
UTILITIES: CABLE TELEVISION & RADIO (1.1%)
   *Comcast Corp. (Class A
     Special)........................        441,400         10,522,976
                                                        ---------------
Total Common Stocks (Cost
 $902,032,204).......................                       932,118,581
                                                        ---------------
PREFERRED STOCK (1.0%)
 COMMUNICATIONS & MEDIA
   News Corporation Ltd., The ADR
     (Cost $12,066,158)..............        508,900         10,050,775
                                                        ---------------
CONVERTIBLE BONDS (0.7%)
 TECHNOLOGY
   Juniper Networks, Inc. 4.75%
     03/15/2007......................  $   6,870,000          4,242,225
   ONI Systems Corp. 5.00%
     10/15/2005......................      3,270,000          2,231,775
                                                        ---------------
   (Cost $7,728,862).................                         6,474,000
                                                        ---------------
REPURCHASE AGREEMENT (1.3%)
   J.P. Morgan Securities, Inc.
     1.85% dated 06/28/2002,
     due 07/01/2002 in the amount of
     $12,306,613. Collateralized by
     U.S. Treasury Bills due
     07/05/2002 to 11/29/2014 U.S.
     Treasury Strips due 02/15/2010
     to 08/15/2028
     (Cost $12,304,733)..............     12,304,733         12,304,733
                                                        ---------------
TOTAL INVESTMENTS (102.0%) (Cost
 $934,131,957).......................                       960,948,089
OTHER ASSETS LESS LIABILITIES
 (-2.0%).............................                       (19,217,357)
                                                        ---------------
NET ASSETS (100.0%)..................                   $   941,730,732
                                                        ===============
* Non-income producing

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA INTERNATIONAL STOCK FUND
JUNE 30, 2002 (UNAUDITED)                     SHARES         VALUE
----------------------------------------------------------------------
COMMON STOCKS (91.3%)
AUSTRALIA (2.0%)
   Amcor Ltd. (Containers & Packaging)....     88,400     $    408,915
   Perpetual Trustees Australia Ltd.
     (Diversified Financials).............     27,250          656,262
   Toll Holdings Ltd. (Road & Rail).......     37,300          663,775
   Wesfarmers Ltd. (Industrial
     Conglomerates).......................     72,550        1,107,795
                                                          ------------
                                                             2,836,747
                                                          ------------
 CANADA (0.6%)
   Bombardier, Inc. (Class B) (Aerospace &
     Defense).............................    100,300          830,948
                                                          ------------
 FINLAND (2.0%)
   Nokia Corp., ADR (Communications
     Equipment)...........................     32,800          474,944
   Stora Enso Oyj (Paper & Forest
     Products)............................     73,400        1,028,657
   Upm-Kymmene Oyj (Paper & Forest
     Products)............................     34,100        1,342,406
                                                          ------------
                                                             2,846,007
                                                          ------------
 FRANCE (6.3%)
   Aventis SA (Pharmaceuticals)...........     14,800        1,048,759
   BNP Paribas (Banks)....................     33,400        1,847,254
   Lafarge SA (Construction Materials)....      7,300          728,176
   *Orange SA (Wireless Telecommunication
     Services)............................    144,900          666,878
   Pechiney SA (Class A) (Metals &
     Mining)..............................     17,100          781,088
   STMicroelectronics NV (Semiconductor
     Equipment & Products)................     19,800          481,734
   *Thomson Multimedia (Household
     Durables)............................     46,900        1,109,355
   Total Fina Elf SA (Oil & Gas)..........      9,029        1,465,999
   *Wavecom SA (Communications
     Equipment)...........................     20,700          837,175
                                                          ------------
                                                             8,966,418
                                                          ------------
 GERMANY (4.3%)
   Altana AG (Pharmaceuticals)............     26,900        1,459,597
   BASF AG (Chemicals)....................     16,200          754,378
   Bayerische Motoren Werke (BMW) AG
     (Automobiles)........................     28,400        1,153,076
   DaimlerChrysler AG (Automobiles).......     16,700          805,441

----------------------------------------------------------------------

                                              SHARES         VALUE
   Muenchener Rueckversicherungs-
     Gesellschaft AG (Insurance)..........      5,550     $  1,315,517
   Puma AG Rudolf Dassler Sport (Textiles
     & Apparel)...........................      8,300          601,189
                                                          ------------
                                                             6,089,198
                                                          ------------
 HONG KONG (1.3%)
   Tracker Fund of Hong Kong (Diversified
     Financials)..........................  1,324,700        1,817,284
                                                          ------------
 IRELAND (0.5%)
   CRH plc (Construction Materials).......     45,300          738,200
                                                          ------------
 ITALY (4.9%)
   Autostrade S.p.A (Transportation
     Infrastructure)......................    201,600        1,670,493
   Eni S.p.A (Oil & Gas)..................     97,450        1,549,529
   Luxottica Group S.p.A, ADR (Health Care
     Equipment & Supplies)................     47,400          900,600
   Riunione Adriatica di Sicurta S.p.A
     (Insurance)..........................     96,100        1,289,837
   Unicredito Italiano S.p.A (Banks)......    329,500        1,490,435
                                                          ------------
                                                             6,900,894
                                                          ------------
 JAPAN (21.3%)
   Advantest Corp. (Semiconductor
     Equipment & Instruments).............     13,200          821,585
   AEON Co., Ltd. (Multiline Retail)......     73,000        1,949,004
   Canon, Inc. (Office Electronics).......     53,000        2,003,153
   Daimaru, Inc., The (Consumer
     Discretionary).......................    152,000          698,772
   Hankyu Department Stores, Inc.
     (Consumer Discretionary).............     92,000          700,040
   Honda Motor Co., Ltd. (Automobiles)....     31,100        1,261,063
   Ito-Yokado Co., Ltd. (Multiline
     Retail)..............................     42,000        2,102,522
   Keyence Corp. (Electronic Equipment &
     Instruments).........................      7,500        1,588,781
   Komatsu Ltd. (Machinery)...............    325,000        1,163,270
   Mitsubishi Heavy Inds., Ltd.
     (Machinery)..........................    303,000          917,676
   NEC Corp. (Computers & Peripherals)....     95,000          661,043
   Net One Systems Co., Ltd. (IT
     Consulting & Services)...............         88          493,392
   Nidec Corp. (Electrical Equipment &
     Instruments).........................     14,000        1,015,051
   Nissin Healthcare Food Service Co.,
     Ltd. (Hotels, Restaurants &
     Leisure).............................     48,000        1,133,359
   Nitto Denko Corp. (Electrical
     Equipment)...........................     39,200        1,285,342
   NSK Ltd. (Machinery)...................    180,000          747,897
   NTT DOCOMO, Inc. (Wireless
     Telecommunication Services)..........        385          947,595
   Olympus Optical Co., Ltd. (Health Care
     Equipment & Supplies)................     62,000          865,939

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------


                                              SHARES         VALUE
----------------------------------------------------------------------
   Pioneer Corp. (Household Durables).....     25,000     $    447,412
   Ricoh Co., Ltd. (Office Electronics)...     37,000          640,560
   Rohm Co., Ltd. (Semiconductor Equipment
     & Products)..........................     12,000        1,791,148
   Seven-Eleven Japan Co., Ltd. (Food &
     Drug Retailing)......................     41,000        1,614,603
   Shimamura Co., Ltd. (Specialty
     Retail)..............................     18,000        1,381,657
   Sony Corp. (Household Durables)........     38,000        2,006,907
   Sumitomo Bakelite Co., Ltd.
     (Chemicals)..........................    173,300        1,256,488
   Toyota Motor Corp. (Automobiles).......     25,000          663,296
                                                          ------------
                                                            30,157,555
                                                          ------------
 KOREA (4.4%)
   CJ39 Shopping (Internet & Catalog
     Retail)..............................     10,000          684,977
   Humax Co., Ltd. (Household Durables)...     11,600          253,125
   Hyundai Motor Co., Ltd.
     (Automobiles)........................      9,300          279,473
   Kookmin Bank (Banks)...................     29,000        1,407,860
   Pacific Corp. (Personal Products)......     16,500        1,920,262
   Samsung Electronics (Semiconductor
     Equipment & Products)................      3,800        1,039,269
   Shinsegae Co., Ltd. (Multiline
     Retail)..............................      3,500          593,535
                                                          ------------
                                                             6,178,501
                                                          ------------
 MEXICO (2.1%)
   *Corporacion Geo SA de CV (Household
     Durables)............................    286,000          589,561
   *Grupo Televisa SA (CPO) (Media).......    428,500          810,061
   Wal-Mart de Mexico SA de CV (Multiline
     Retail)..............................    596,000        1,618,749
                                                          ------------
                                                             3,018,371
                                                          ------------
 NETHERLANDS (5.5%)
   ABN Amro Holding NV (Banks)............     60,100        1,091,562
   *ASML Holding NV (Semiconductor
     Equipment & Products)................     38,900          588,168
   ING Groep NV (CVA) (Diversified
     Financials)..........................     45,700        1,173,496
   Koninklijke Philips Electronic NV
     (Household Durables).................     40,900        1,141,935
   Royal Dutch Petroleum Co. (Oil &
     Gas).................................     24,900        1,386,981
   TPG NV (Air Freight & Couriers)........     47,300        1,068,364
   Unilever NV (CVA) (Food Products)......     19,700        1,289,947
                                                          ------------
                                                             7,740,453
                                                          ------------
 SINGAPORE (3.0%)
   City Developments Ltd. (Real Estate)...    257,000          829,168
   *Neptune Orient Lines Ltd. (Marine)....  1,766,500        1,019,879

----------------------------------------------------------------------

                                              SHARES         VALUE
   Singapore Airlines Ltd. (Airlines).....    191,100     $  1,395,356
   Want Want Holdings Ltd. (Food
     Products)............................  1,066,000        1,028,690
                                                          ------------
                                                             4,273,093
                                                          ------------
 SPAIN (2.9%)
   *Amadeus Global Travel Distribution SA
     (Class A) (Commercial Services &
     Supplies)............................    231,900     $  1,484,116
   Grupo Ferrovial SA (Construction &
     Engineering).........................     60,400        1,647,007
   Indra Sistemas SA (IT Consulting &
     Services)............................    106,100          916,886
                                                          ------------
                                                             4,048,009
                                                          ------------
 SWEDEN (0.9%)
   Svenska Cellulosa AB (Class B) (Paper &
     Forest Products).....................     35,700        1,270,258
                                                          ------------
 SWITZERLAND (5.9%)
   Givaudan SA (Chemicals)................      3,500        1,411,148
   *Logitech International SA (Computers &
     Peripherals).........................     36,700        1,706,575
   Nestle SA (Food Products)..............      5,850        1,364,076
   Novartis AG (Pharmaceuticals)..........     44,400        1,952,747
   Synthes-Stratec, Inc. (Health Care
     Equipment & Supplies)................      1,300          794,947
   UBS AG (Banks).........................     22,200        1,116,601
                                                          ------------
                                                             8,346,094
                                                          ------------
 TAIWAN (0.4%)
   *ASE Test Ltd. (Semiconductor Equipment
     & Products)..........................     57,800          560,660
                                                          ------------
 THAILAND (3.4%)
   BEC World Public Co. Ltd. (NVDR)
     (Media)..............................    125,800          727,017
   *Big C Supercenter Public Co. Ltd.
     (NVDR) (Food & Drug Retailing).......  2,815,000        1,416,697
   *Land & Houses Public Co. Ltd. (NVDR)
     (Durables)...........................    520,700          940,375
   *Siam Commercial Bank (Foreign)
     (Banks)..............................    519,000          365,549
   *Srithai Superware Public Co. Ltd.
     (NVDR) (Household Durables)..........  3,500,000          678,448
   Thai Fund, Inc. (Diversified
     Financials)..........................     37,100          172,886
   *Tipco Asphalt Public Co. Ltd. (NVDR)
     (Construction Materials).............    556,000          502,063
                                                          ------------
                                                             4,803,035
                                                          ------------
 UNITED KINGDOM (19.2%)
   BAE Systems plc (Aerospace &
     Defense).............................    246,000        1,256,194
   Barclays plc (Banks)...................    242,956        2,044,292
   BP plc, ADR (Oil & Gas)................     36,200        1,827,738

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA INTERNATIONAL STOCK FUND (CONT.)
JUNE 30, 2002 (UNAUDITED)                     SHARES         VALUE
----------------------------------------------------------------------
   Capita Group plc (Commercial Services &
     Supplies)............................    171,700     $    816,585
   Centrica plc (Gas Utilities)...........    445,800        1,379,470
   Compass Group plc (Hotels, Restaurants
     & Leisure)...........................    134,235          814,376
   Diageo plc (Beverages).................     96,100        1,248,071
   *easyJet plc (Airlines)................    136,927          778,717
   Exel plc (Air Freight & Couriers)......     81,600        1,039,233
   GlaxoSmithKline plc
     (Pharmaceuticals)....................     41,926          906,225
   Legal & General Group plc
     (Insurance)..........................    618,300        1,232,302
   National Grid Group plc (Electric
     Utilities)...........................    144,100        1,023,590
   Next plc (Multiline Retail)............     57,000          809,780
   *Powderject Pharmaceuticals plc
     (Biotechnology)......................    111,500          713,839
   Reckitt Benckiser plc (Household
     Products)............................     61,400        1,101,593
   Rio Tinto plc (Metals & Mining)........     52,800          968,224
   Royal Bank of Scotland Group plc
     (Banks) .............................     76,217        2,160,932
   *Shire Pharmaceuticals Group plc
     (Pharmaceuticals)....................     99,200          877,033
   Smith & Nephew plc (Health Care
     Equipment & Supplies)................    259,200        1,438,178
   Smiths Group plc (Industrial
     Conglomerates).......................     82,900        1,076,640
   Standard Chartered plc (Banks).........     82,600          881,362
   Tesco plc (Food & Drug Retailing)......    246,400          895,788
   Vodafone Group plc (Wireless
     Telecommunication Services)..........    819,200        1,123,851
   WPP Group plc (Media)..................     91,600          773,538
                                                          ------------
                                                            27,187,551
                                                          ------------
 UNITED STATES (0.5%)
   *Resmed, Inc. (Health Care Equipment &
     Supplies)............................     24,500          720,300
                                                          ------------
Total Common Stocks
 (Cost $124,832,978)......................                 129,329,576
                                                          ------------
PREFERRED STOCK (0.8%)
 GERMANY
   Wella AG (Personal Products)
     (Cost $920,407)......................     18,850        1,119,796
                                                          ------------

----------------------------------------------------------------------
                                            PRINCIPAL
                                              AMOUNT         VALUE
REPURCHASE AGREEMENT (3.5%)
   J.P. Morgan Securities, Inc.
     1.85% dated 06/28/2002, due
     07/01/2002 in the amount of
     $4,918,005. Collateralized by U.S.
     Treasury Bills due 07/05/2002 to
     11/29/2014, U.S. Treasury Strips due
     02/15/2010 to 08/15/2028
     (Cost $4,917,256)....................  $4,917,256    $  4,917,256
                                                          ------------
TOTAL INVESTMENTS (95.6%)
 (Cost $130,670,641)......................                 135,366,628
OTHER ASSETS LESS LIABILITIES (4.4%)......                   6,254,376
                                                          ------------
NET ASSETS (100%).........................                $141,621,004
                                                          ============
* Non-income producing

                                           % OF NET
         SECTOR DIVERSIFICATION             ASSETS          VALUE
----------------------------------------------------------------------
COMMON/PREFERRED STOCKS
 Consumer Discretionary..................     18.9%     $   26,728,042
 Industrials.............................     14.8          20,984,336
 Financials..............................     14.8          20,892,599
 Information Technology..................     10.3          14,605,074
 Consumer Staples........................      9.2          12,999,524
 Health Care.............................      8.2          11,678,164
 Materials...............................      7.9          11,190,001
 Energy..................................      4.4           6,230,247
 Telecommunication Services..............      1.9           2,738,324
 Utilities...............................      1.7           2,403,061
                                             -----      --------------
TOTAL COMMON/PREFERRED STOCKS............     92.1         130,449,372
REPURCHASE AGREEMENT.....................      3.5           4,917,256
                                             -----      --------------
TOTAL INVESTMENTS........................     95.6         135,366,628
OTHER ASSETS LESS LIABILITIES............      4.4           6,254,376
                                             -----      --------------
NET ASSETS...............................    100.0%     $  141,621,004
                                             =====      ==============

COLUMBIA SPECIAL FUND
JUNE 30, 2002 (UNAUDITED)                    SHARES          VALUE
----------------------------------------------------------------------
COMMON STOCKS (87.2%)
ADVERTISING AGENCIES (1.2%)
   *Valassis Communications, Inc. .......      226,500    $  8,267,250
                                                          ------------
 AUTO TRUCKS & PARTS (1.1%)
   *Gentex Corp. ........................      277,300       7,617,431
                                                          ------------

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------


                                             SHARES          VALUE
----------------------------------------------------------------------
BANKS (2.0%)
   Investors Financial Services Corp. ...      189,200    $  6,345,768
   M & T Bank Corp. .....................       82,980       7,116,365
                                                          ------------
                                                            13,462,133
                                                          ------------
 BIOTECH RESEARCH & PRODUCTS (0.5%)
   *Genentech, Inc. .....................      103,230       3,458,205
                                                          ------------
 BUILDING MATERIALS (1.3%)
   Martin Marietta Materials, Inc. ......      222,300       8,669,700
                                                          ------------
 CASINOS & GAMBLING (0.8%)
   *Harrah's Entertainment, Inc. ........      124,700       5,530,445
                                                          ------------
 CHEMICALS (0.8%)
   OM Group, Inc. .......................       81,800       5,071,600
                                                          ------------
 COMMUNICATIONS TECHNOLOGY (1.2%)
   *Networks Associates, Inc. ...........      173,200       3,337,564
   *UTStarcom, Inc. .....................      225,600       4,550,352
                                                          ------------
                                                             7,887,916
                                                          ------------
 COMPUTER SERVICES SOFTWARE & SYSTEMS (4.9%)
   *Intuit, Inc. ........................      425,300      21,145,916
   *Mercury Interactive Corp. ...........      190,200       4,366,992
   *QLogic Corp. ........................       82,920       3,159,252
   *Rational Software Corp. .............      554,500       4,552,445
                                                          ------------
                                                            33,224,605
                                                          ------------
 COMPUTER TECHNOLOGY (1.2%)
   *Synopsys, Inc........................      141,700       7,766,577
                                                          ------------
 CONSUMER ELECTRONICS (1.7%)
   *Electronic Arts, Inc.................      174,700      11,538,935
                                                          ------------
 COSMETICS (0.7%)
   Lauder, Estee Companies, Inc., The
     (Class A)...........................      141,600       4,984,320
                                                          ------------
 DRUGS & PHARMACEUTICALS (4.0%)
   AmerisourceBergen Corp. ..............       65,600       4,985,600
   *ANDRX Group..........................       90,200       2,432,694
   *Barr Laboratories, Inc. .............       55,400       3,519,562
   *Gilead Sciences, Inc. ...............      109,000       3,583,920
   *MedImmune, Inc. .....................      329,200       8,690,880
   Teva Pharmaceutical Industries Ltd.
     ADR.................................       55,600       3,712,968
                                                          ------------
                                                            26,925,624
                                                          ------------
 EDUCATION SERVICES (1.1%)
   *Apollo Group, Inc. (Class A).........      182,025       7,173,605
                                                          ------------

----------------------------------------------------------------------

                                             SHARES          VALUE
 ELECTRONICS: SEMICONDUCTORS (3.0%)
   *Atmel Corp. .........................      809,100    $  5,064,966
   *Intersil Corp. (Class A).............       83,900       1,793,782
   *Microchip Technology, Inc. ..........      124,500       3,415,035
   *Micron Technology, Inc. .............       85,700       1,732,854
   *National Semiconductor Corp. ........      306,900       8,952,273
                                                          ------------
                                                            20,958,910
                                                          ------------
 FINANCIAL DATA PROCESSING SERVICES (0.8%)
   *DST Systems, Inc. ...................       35,900       1,640,989
   *SunGard Data Systems, Inc. ..........      127,520       3,376,730
                                                          ------------
                                                             5,017,719
                                                          ------------
 FINANCIAL INFORMATION SERVICES (1.6%)
   Moody's Corp. ........................      222,700      11,079,325
                                                          ------------
 HEALTH CARE FACILITIES (8.4%)
   *DaVita, Inc. ........................      140,800       3,351,040
   HCA, Inc. ............................      458,700      21,788,250
   *HEALTHSOUTH Corp. ...................    1,217,700      15,574,383
   *Laboratory Corporation of America
     Holdings............................      342,840      15,650,646
                                                          ------------
                                                            56,364,319
                                                          ------------
 HEALTH CARE MANAGEMENT SERVICES (8.4%)
   *AdvancePCS (Class A).................      123,300       2,951,802
   Aetna, Inc. ..........................       88,500       4,245,345
   *Caremark Rx, Inc. ...................    1,077,900      17,785,350
   *Community Health Systems, Inc. ......      130,080       3,486,144
   UnitedHealth Group, Inc. .............       40,900       3,744,395
   *Universal Health Services, Inc.
     (Class B)...........................       80,100       3,924,900
   *WellPoint Health Networks, Inc. .....      263,700      20,518,497
                                                          ------------
                                                            56,656,433
                                                          ------------
 HEALTH CARE SERVICES (1.9%)
   *Express Scripts, Inc. ...............      168,800       8,458,568
   McKesson Corp. .......................      131,600       4,303,320
                                                          ------------
                                                            12,761,888
                                                          ------------
 IDENTIFICATION CONTROL (1.0%)
   Pall Corp. ...........................      337,200       6,996,900
                                                          ------------
 INSURANCE: LIFE (1.1%)
   *Anthem, Inc. ........................      110,400       7,421,088
                                                          ------------
 INSURANCE: MULTI-LINE (0.8%)
   Stancorp Financial Group, Inc. .......       90,800       5,039,400
                                                          ------------
 INSURANCE: PROPERTY & CASUALTY (0.5%)
   Everest Re Group, Ltd. ...............       59,800       3,345,810
                                                          ------------

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA SPECIAL FUND (CONT.)
JUNE 30, 2002 (UNAUDITED)                    SHARES          VALUE
----------------------------------------------------------------------
MACHINERY: OIL WELL EQUIPMENT & SERVICES (3.1%)
   *Nabors Industries, Inc. .............      180,800    $  6,355,120
   *National-Oilwell, Inc. ..............      106,600       2,243,930
   *Noble Corp. .........................      223,500       8,627,100
   *Patterson-UTI Energy, Inc. ..........      115,500       3,260,565
                                                          ------------
                                                            20,486,715
                                                          ------------
 MEDICAL & DENTAL SUPPLIES (2.4%)
   Biomet, Inc. .........................      384,800      10,435,776
   *Boston Scientific Corp. .............      196,300       5,755,516
                                                          ------------
                                                            16,191,292
                                                          ------------
 MISCELLANEOUS EQUIPMENT (0.9%)
   Grainger, W.W., Inc. .................      119,960       6,009,996
                                                          ------------
 MULTI-SECTOR COMPANIES (0.7%)
   Eaton Corp. ..........................       66,800       4,859,700
                                                          ------------
 OIL: CRUDE PRODUCERS (1.0%)
   Burlington Resources, Inc. ...........      170,000       6,460,000
                                                          ------------
 PRODUCTION TECHNOLOGY EQUIPMENT (3.1%)
   *ASML Holding NV......................      241,000       3,643,920
   *Novellus Systems, Inc. ..............      145,400       4,943,600
   *Taiwan Semiconductor Manufacturing
     Company Ltd. ADR....................      523,358       6,803,654
   *United Microelectronics Corp. ADR....      707,070       5,196,964
                                                          ------------
                                                            20,588,138
                                                          ------------
 PUBLISHING: NEWSPAPERS (1.0%)
   Knight Ridder, Inc. ..................      111,600       7,025,220
                                                          ------------
 RADIO & TELEVISION BROADCASTERS (6.2%)
   *Cox Radio, Inc. (Class A)............      340,400       8,203,640
   *Hispanic Broadcasting Corp...........      427,700      11,162,970
   *Radio One, Inc. (Class D)............      348,000       5,174,760
   *Univision Communications, Inc. (Class
     A)..................................      278,900       8,757,460
   *Westwood One, Inc. ..................      248,500       8,304,870
                                                          ------------
                                                            41,603,700
                                                          ------------
 RAILROADS (0.9%)
   CSX Corp. ............................      171,300       6,004,065
                                                          ------------
RESTAURANTS (4.1%)
   *Brinker International, Inc. .........      435,190      13,817,282
   *Outback Steakhouse, Inc. ............      209,900       7,367,490
   *Yum! Brands, Inc. ...................      217,800       6,370,650
                                                          ------------
                                                            27,555,422
                                                          ------------

----------------------------------------------------------------------
                                            SHARES OR
                                            PRINCIPAL
                                             AMOUNT          VALUE
 RETAIL (6.9%)
   *Abercrombie & Fitch Co. (Class A)....      173,100    $  4,175,172
   Circuit City Group....................      155,800       2,921,250
   *Costco Wholesale Corp. ..............      192,000       7,415,040
   *Dollar Tree Stores, Inc. ............      220,240       8,679,658
   Gap, Inc., The........................      841,300      11,946,460
   Limited Brands, Inc. .................      193,620       4,124,106
   Nordstrom, Inc. ......................       51,500       1,166,475
   Talbots, Inc., The....................      175,000       6,125,000
                                                          ------------
                                                            46,553,161
                                                          ------------
 SERVICES: COMMERCIAL (4.3%)
   *ChoicePoint, Inc. ...................      244,040      11,096,499
   *Hewitt Associates, Inc. (Class A)....       92,086       2,145,604
   *Republic Services, Inc. .............      225,560       4,301,429
   *Robert Half International, Inc. .....      304,000       7,083,200
   *Weight Watchers International,
     Inc. ...............................       97,700       4,244,088
                                                          ------------
                                                            28,870,820
                                                          ------------
 SOAPS & HOUSEHOLD CHEMICALS (1.0%)
   Dial Corp., The.......................      345,330       6,913,507
                                                          ------------
 TELECOMMUNICATION EQUIPMENT (0.4%)
   *Polycom, Inc. .......................      249,900       2,996,301
                                                          ------------
 TOYS (1.2%)
   Mattel, Inc. .........................      393,690       8,271,427
                                                          ------------
Total Common Stocks
 (Cost $545,007,716).....................                  587,609,602
                                                          ------------
REPURCHASE AGREEMENTS (13.6%)
   J.P. Morgan Securities, Inc. 1.85%
     dated 06/28/2002, due 07/01/2002 in
     the amount of $56,234,614.
     Collateralized by U.S. Treasury
     Bills due 07/05/2002 to 11/29/2014
     U.S. Treasury Strips due 02/15/2010
     to 08/15/2028.......................  $56,226,054      56,226,054
   Merrill Lynch 1.80% dated 06/28/2002,
     due 07/01/2002 in the amount of
     $35,005,178. Collateralized by U.S.
     Treasury Strips due 08/15/2012 to
     08/15/2017..........................   35,000,000      35,000,000
                                                          ------------
Total Repurchase Agreements
 (Cost $91,226,054)......................                   91,226,054
                                                          ------------
TOTAL INVESTMENTS (100.8%)
 (Cost $636,233,770).....................                  678,835,656
OTHER ASSETS LESS LIABILITIES (-0.8%)....                   (5,223,238)
                                                          ------------
NET ASSETS (100.0%)......................                 $673,612,418
                                                          ============
* Non-income producing

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA SMALL CAP FUND
JUNE 30, 2002 (UNAUDITED)                 SHARES             VALUE
-----------------------------------------------------------------------
COMMON STOCKS (93.4%)
 ADVERTISING AGENCIES (1.8%)
   *Lamar Advertising Co. ...........        309,212    $    11,505,778
                                                        ---------------
 AIR TRANSPORT (0.2%)
   *Atlantic Coast Airlines Holdings,
     Inc. ...........................         53,219          1,154,852
   SkyWest, Inc. ....................          5,100            119,289
                                                        ---------------
                                                              1,274,141
                                                        ---------------
 AUTO PARTS: ORIGINAL EQUIPMENT (1.8%)
   Autoliv, Inc. ....................        258,800          6,521,760
   *Tower Automotive, Inc. ..........        336,900          4,699,755
                                                        ---------------
                                                             11,221,515
                                                        ---------------
 AUTO TRUCKS & PARTS (0.8%)
   *Gentex Corp. ....................        194,100          5,331,927
                                                        ---------------
 BANKS (0.5%)
   Greater Bay Bancorp...............        110,400          3,395,904
                                                        ---------------
 BIOTECH RESEARCH & PRODUCTS (3.0%)
   *Integra LifeSciences Holdings
     Corp. ..........................        369,475          8,036,081
   *Neurocrine Biosciences, Inc. ....        200,455          5,743,036
   *Transkaryotic Therapies, Inc. ...         52,318          1,886,064
   *Trimeris, Inc. ..................         77,800          3,453,542
                                                        ---------------
                                                             19,118,723
                                                        ---------------
 CHEMICALS (1.5%)
   OM Group, Inc. ...................         74,600          4,625,200
   *Wilson Greatbatch Technologies,
     Inc. ...........................        190,110          4,844,003
                                                        ---------------
                                                              9,469,203
                                                        ---------------
 COMMUNICATIONS & MEDIA (0.2%)
   *Entravision Communications Corp.
     (Class A).......................        123,000          1,506,750
                                                        ---------------
 COMPUTER SERVICES SOFTWARE & SYSTEMS (6.4%)
   *Acxiom Corp. ....................        260,300          4,552,647
   *Anteon International Corp. ......         70,500          1,782,240
   *Concurrent Computer Corp. .......         35,200            163,680
   *Documentum, Inc. ................        225,231          2,702,772
   *Electronics for Imaging, Inc. ...         78,220          1,244,480
   *HPL Technologies, Inc. ..........        348,200          5,243,892
   *Manhattan Associates, Inc. ......         97,374          3,131,548
   *Mentor Graphics Corp. ...........        219,650          3,123,423
   *National Instruments Corp. ......         84,260          2,743,506
   *NetIQ Corp. .....................        150,052          3,395,677
   *Precise Software Solutions
     Ltd. ...........................        380,364          3,632,476
   *Rational Software Corp. .........        362,100          2,972,841

-----------------------------------------------------------------------

                                          SHARES             VALUE
   *Retek, Inc. .....................        200,701    $     4,877,034
   *SRA International, Inc. (Class
     A)..............................         10,100            272,498
   *TriZetto Group, Inc. ............         85,400            730,170
                                                        ---------------
                                                             40,568,884
                                                        ---------------
 COMPUTER TECHNOLOGY (0.1%)
   *Computer Network Technology
     Corp. ..........................        115,002            704,962
                                                        ---------------
 CONSTRUCTION (0.6%)
   Granite Construction, Inc. .......        161,000          4,073,300
                                                        ---------------
 CONSUMER ELECTRONICS (1.9%)
   Harman International Industries,
     Inc. ...........................        126,500          6,230,125
   *THQ, Inc. .......................        191,775          5,718,730
                                                        ---------------
                                                             11,948,855
                                                        ---------------
 CONSUMER PRODUCTS (0.7%)
   *Oakley, Inc. ....................        255,600          4,473,000
                                                        ---------------
 DIVERSIFIED FINANCIAL SERVICES (1.4%)
   *Willis Group Holdings Ltd. ......        271,149          8,923,514
                                                        ---------------
 DRUGS & PHARMACEUTICALS (3.9%)
   *Alkermes, Inc. ..................        266,161          4,261,238
   *American Pharmaceutical Partners,
     Inc. ...........................        239,900          2,965,164
   *First Horizon Pharmaceutical
     Corp. ..........................        369,114          7,636,969
   *Guilford Pharmaceuticals,
     Inc. ...........................        158,965          1,198,596
   *Medicis Pharmaceutical Corp.
     (Class A).......................         78,330          3,349,391
   *Pharmaceutical Resources,
     Inc. ...........................        192,871          5,357,956
                                                        ---------------
                                                             24,769,314
                                                        ---------------
 EDUCATION SERVICES (5.0%)
   *Career Education Corp. ..........         85,170          3,832,650
   *Corinthian Colleges, Inc. .......        140,800          4,771,712
   *Education Management Corp. ......        202,471          8,246,644
   *ITT Educational Services,
     Inc. ...........................        195,996          4,272,713
   *Sylvan Learning Systems, Inc. ...        521,401         10,396,736
                                                        ---------------
                                                             31,520,455
                                                        ---------------
 ELECTRONICS (1.3%)
   *Amphenol Corp. (Class A).........        229,655          8,267,580
                                                        ---------------
 ELECTRONICS: EQUIPMENT & COMPONENTS (0.4%)
   *MKS Instruments, Inc. ...........         16,900            339,183
   *Power-One, Inc. .................        388,090          2,413,920
                                                        ---------------
                                                              2,753,103
                                                        ---------------
 ELECTRONICS: MEDICAL SYSTEMS (0.7%)
   *CTI Molecular Imaging, Inc. .....         33,500            768,490
   *TheraSense, Inc. ................        186,988          3,448,059
                                                        ---------------
                                                              4,216,549
                                                        ---------------
 ELECTRONICS: SEMICONDUCTORS (0.2%)
   *Lattice Semiconductor Corp. .....        180,046          1,573,602
                                                        ---------------

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA SMALL CAP FUND (CONT.)
JUNE 30, 2002 (UNAUDITED)                 SHARES             VALUE
-----------------------------------------------------------------------
ENGINEERING & CONTRACT SERVICES (1.4%)
   *Jacobs Engineering Group,
     Inc. ...........................        128,908    $     4,483,420
   *URS Corp. .......................        149,340          4,151,652
                                                        ---------------
                                                              8,635,072
                                                        ---------------
 FINANCIAL DATA PROCESSING SERVICES (1.2%)
   *Alliance Data Systems Corp. .....        188,350          4,812,342
   Global Payments, Inc. ............        102,536          3,061,725
                                                        ---------------
                                                              7,874,067
                                                        ---------------
 FOODS (0.8%)
   *Chiquita Brands International,
     Inc. ...........................        271,500          4,862,565
                                                        ---------------
 FOREST PRODUCTS (0.6%)
   Louisiana-Pacific Corp. ..........        376,400          3,982,312
                                                        ---------------
 HEALTH CARE FACILITIES (2.3%)
   *DaVita, Inc. ....................        625,631         14,890,018
                                                        ---------------
 HEALTH CARE MANAGEMENT SERVICES (8.2%)
   *Caremark Rx, Inc. ...............        840,822         13,873,563
   *Cerner Corp. ....................        105,193          5,031,381
   *First Health Group Corp. ........        496,956         13,934,646
   *Mid Atlantic Medical Services,
     Inc. ...........................        284,000          8,903,400
   *Trigon Healthcare, Inc. .........        101,768         10,235,825
                                                        ---------------
                                                             51,978,815
                                                        ---------------
 HEALTH CARE SERVICES (1.8%)
   *Express Scripts, Inc. ...........        155,840          7,809,142
   *Stericycle, Inc. ................        101,312          3,587,458
                                                        ---------------
                                                             11,396,600
                                                        ---------------
 HOMEBUILDING (1.5%)
   D.R. Horton, Inc. ................        298,968          7,782,137
   Standard Pacific Corp. ...........         54,300          1,904,844
                                                        ---------------
                                                              9,686,981
                                                        ---------------
 IDENTIFICATION CONTROL (1.4%)
   *Advanced Energy Industries,
     Inc. ...........................        125,500          2,783,590
   *Flowserve Corp. .................        108,800          3,242,240
   Roper Industries, Inc. ...........         84,800          3,163,040
                                                        ---------------
                                                              9,188,870
                                                        ---------------
 INSURANCE: LIFE (0.8%)
   Scottish Annuity & Life Holdings,
     Ltd. ...........................        268,700          5,126,796
                                                        ---------------
 INSURANCE: MULTI-LINE (0.2%)
   PartnerRe Ltd. ...................         30,078          1,472,318
                                                        ---------------

-----------------------------------------------------------------------

                                          SHARES             VALUE
 INSURANCE: PROPERTY-CASUALTY (0.6%)
   IPC Holdings Ltd. ................        111,910    $     3,417,731
   Odyssey Re Holdings Corp. ........         19,600            340,844
                                                        ---------------
                                                              3,758,575
                                                        ---------------
 MACHINERY: CONSTRUCTION & HANDLING (0.5%)
   *Terex Corp. .....................        146,600          3,297,034
                                                        ---------------
 MACHINERY: OIL WELL EQUIPMENT & SERVICES (2.6%)
   *Cal Dive International, Inc. ....        145,800          3,207,600
   *Global Industries Ltd. ..........        239,838          1,676,468
   *National-Oilwell, Inc. ..........        193,000          4,062,650
   *Newpark Resources, Inc. .........        236,300          1,736,805
   *Oceaneering International,
     Inc. ...........................         46,000          1,219,000
   *Varco International, Inc. .......        250,000          4,385,000
                                                        ---------------
                                                             16,287,523
                                                        ---------------
 MANUFACTURED HOUSING (0.8%)
   Clayton Homes, Inc. ..............        322,294          5,092,245
                                                        ---------------
 MEDICAL & DENTAL SUPPLIES (4.7%)
   *American Medical Systems
     Holdings, Inc. .................        367,648          7,375,019
   *Kyphon, Inc. ....................        184,600          2,691,468
   *Orthofix International NV .......         84,700          2,977,205
   *Schein, Henry, Inc. .............        179,151          7,972,220
   *Thoratec Corp. ..................        184,500          1,658,655
   *Urologix, Inc. ..................        229,360          2,933,514
   *Wright Medical Group, Inc. ......        216,900          4,372,704
                                                        ---------------
                                                             29,980,785
                                                        ---------------
 MEDICAL SERVICES (1.0%)
   *AMN Healthcare Services, Inc. ...        178,100          6,235,281
                                                        ---------------
 METAL FABRICATING (0.2%)
   *Lone Star Technologies, Inc. ....         64,300          1,472,470
                                                        ---------------
 METALS & MINERALS MISCELLANEOUS (0.8%)
   Minerals Technologies, Inc. ......         97,600          4,813,632
                                                        ---------------
 OFFSHORE DRILLING (0.5%)
   *Precision Drilling Corp. ........         91,900          3,192,606
                                                        ---------------
 OIL: CRUDE PRODUCERS (1.7%)
   *Grey Wolf, Inc. .................        509,800          2,069,788
   Patina Oil & Gas Corp. ...........        125,625          3,444,637
   XTO Energy, Inc. .................        251,400          5,178,840
                                                        ---------------
                                                             10,693,265
                                                        ---------------
 PAPER (0.5%)
   Albany International Corp. .......        127,700          3,436,407
                                                        ---------------
 PLASTICS (1.2%)
   Spartech Corp. ...................        277,200          7,548,156
                                                        ---------------

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------


                                          SHARES             VALUE
-----------------------------------------------------------------------
PRODUCTION TECHNOLOGY EQUIPMENT (5.6%)
   *ASE Test Ltd. ...................        291,668    $     2,829,180
   *ASM International NV ............        143,762          2,481,332
   *Brooks-PRI Automation, Inc. .....         87,861          2,245,727
   *Credence Systems Corp. ..........        341,695          6,071,920
   *Cymer, Inc. .....................         86,700          3,037,968
   *Electro Scientific Industries,
     Inc. ...........................         79,000          1,919,700
   *FEI Co. .........................        103,100          2,526,981
   *Photon Dynamics, Inc. ...........        140,004          4,200,120
   *Photronics, Inc. ................        179,186          3,393,783
   *Rudolph Technologies, Inc. ......        115,861          2,888,415
   *Ultratech Stepper, Inc. .........        265,764          4,302,719
                                                        ---------------
                                                             35,897,845
                                                        ---------------
 RADIO & TELEVISION BROADCASTERS (3.4%)
   *Entercom Communications Corp. ...        251,100         11,525,490
   *LIN TV Corp. (Class A) ..........        111,750          3,021,720
   *Radio One, Inc. (Class D) .......        458,902          6,823,873
                                                        ---------------
                                                             21,371,083
                                                        ---------------
 REAL ESTATE INVESTMENT TRUSTS (REITS) (1.3%)
   Health Care Property Investors,
     Inc. ...........................         75,542          3,240,752
   Healthcare Realty Trust, Inc. ....        162,300          5,193,600
                                                        ---------------
                                                              8,434,352
                                                        ---------------
 RESTAURANTS (0.8%)
   *Outback Steakhouse, Inc. ........        139,872          4,909,507
                                                        ---------------
 RETAIL (8.9%)
   *Abercrombie & Fitch Co. (Class
     A)..............................        164,052          3,956,934
   *American Eagle Outfitters,
     Inc. ...........................        147,200          3,111,808
   *Charlotte Russe Holding, Inc. ...        110,000          2,456,300
   *Cost Plus, Inc. .................        144,121          4,389,782
   *GameStop Corp. ..................        195,300          4,099,347
   *Linens 'n Things, Inc. ..........         40,000          1,312,400
   *Lithia Motors, Inc. (Class A)....         93,000          2,503,560
   *Michaels Stores, Inc. ...........        191,675          7,475,325
   *O'Reilly Automotive, Inc. .......        228,792          6,305,508
   *Pacific Sunwear of California,
     Inc. ...........................        297,500          6,595,575
   *Petco Animal Supplies, Inc. .....         28,800            717,408
   Talbots, Inc., The................        140,599          4,920,965
   *Zale Corp. ......................        246,739          9,030,647
                                                        ---------------
                                                             56,875,559
                                                        ---------------
SERVICES: COMMERCIAL (2.1%)
   *Corporate Executive Board Co.,
     The.............................        223,260          7,646,655
   *On Assignment, Inc. .............        156,182          2,780,040
   *Resources Connection, Inc. ......        104,700          2,825,853
                                                        ---------------
                                                             13,252,548
                                                        ---------------
 SHOES (0.8%)
   *Reebok International Ltd. .......        182,000          5,369,000
                                                        ---------------

-----------------------------------------------------------------------
                                         SHARES OR
                                         PRINCIPAL
                                          AMOUNT             VALUE
 TRUCKERS (2.8%)
   *Hunt, J.B. Transport Services,
     Inc. ...........................        147,400    $     4,351,248
   *Swift Transportation Co.,
     Inc. ...........................        176,400          4,110,120
   USFreightways Corp. ..............        102,356          3,876,222
   *Yellow Corp. ....................        175,080          5,672,592
                                                        ---------------
                                                             18,010,182
                                                        ---------------
Total Common Stocks
 (Cost $567,963,042).................                       595,639,528
                                                        ---------------
REPURCHASE AGREEMENT (5.4%)
   J.P. Morgan Securities, Inc.
     1.85% dated 06/28/2002, due
     07/01/2002 in the amount of
     $34,529,587. Collateralized by
     U.S. Treasury Bills due
     07/05/2002 to 11/29/2014 U.S.
     Treasury Strips due 02/15/2010
     to 08/15/2028 (Cost
     $34,524,331)....................  $  34,524,331         34,524,331
                                                        ---------------
TOTAL INVESTMENTS (98.8%)
 (Cost $602,487,373).................                       630,163,859
OTHER ASSETS LESS LIABILITIES
 (1.2%)..............................                         7,489,175
                                                        ---------------
NET ASSETS (100.0%)..................                   $   637,653,034
                                                        ===============
* Non-income producing

COLUMBIA REAL ESTATE EQUITY FUND
JUNE 30, 2002 (UNAUDITED)                 SHARES             VALUE
-----------------------------------------------------------------------
COMMON STOCKS (95.9%)
FOREST PRODUCTS (1.4%)
   Weyerhaeuser Co. .................        178,000    $    11,365,300
                                                        ---------------
 HOTEL/MOTEL (0.9%)
   Starwood Hotels & Resorts
     Worldwide, Inc. ................        219,600          7,222,644
                                                        ---------------
 PAPER (4.9%)
   Bowater, Inc. ....................        310,600         16,887,322
   International Paper Co. ..........        542,100         23,624,718
                                                        ---------------
                                                             40,512,040
                                                        ---------------
 REAL ESTATE INVESTMENT TRUSTS (REITS) (88.7%)
   APARTMENTS (14.6%)
     Apartment Investment &
       Management Co. (Class A)......        596,500         29,347,800
     Archstone-Smith Trust...........        772,571         20,627,646
     AvalonBay Communities, Inc. ....        499,600         23,331,320
     Camden Property Trust...........        388,550         14,388,007

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA REAL ESTATE EQUITY FUND (CONT.)
JUNE 30, 2002 (UNAUDITED)                 SHARES             VALUE
-----------------------------------------------------------------------
     Equity Residential..............        608,506    $    17,494,547
     United Dominion Realty Trust,
       Inc. .........................      1,008,400         15,882,300
                                                        ---------------
                                                            121,071,620
                                                        ---------------
   COMMUNITY CENTERS (8.8%)
     Kimco Realty Corp. .............        539,500         18,067,855
     Pan Pacific Retail Properties,
       Inc. .........................        287,800          9,693,104
     Vornado Realty Trust............        980,000         45,080,000
                                                        ---------------
                                                             72,840,959
                                                        ---------------
   INDUSTRIAL (20.2%)
     Alexandria Real Estate Equities,
       Inc. .........................        507,400         25,009,746
     AMB Property Corp. .............        481,700         14,932,700
     CenterPoint Properties Trust....        172,400         10,025,060
     iStar Financial, Inc. ..........      1,402,550         39,972,675
     Liberty Property Trust..........        243,500          8,522,500
     ProLogis........................      1,731,606         45,021,756
     Public Storage, Inc. ...........        640,432         23,760,027
                                                        ---------------
                                                            167,244,464
                                                        ---------------
   LODGING (1.9%)
     Host Marriott Corp. ............      1,361,600         15,386,080
                                                        ---------------
   OFFICE (24.3%)
     Boston Properties, Inc. ........        574,800         22,963,260
     CarrAmerica Realty Corp. .......        946,100         29,187,185
     Cousins Properties, Inc. .......      1,564,950         38,748,162
     Equity Office Properties
       Trust.........................      1,616,437         48,654,754
     Prentiss Properties Trust.......        260,700          8,277,225
     Reckson Associates Realty
       Corp. ........................        952,600         23,719,740
     Trizec Properties, Inc. ........      1,754,300         29,577,498
                                                        ---------------
                                                            201,127,824
                                                        ---------------
OTHER (2.9%)
     Plum Creek Timber Company,
       Inc. .........................        789,318         24,153,131
                                                        ---------------
   REAL ESTATE (2.1%)
     St. Joe Co., The................        587,200         17,627,744
                                                        ---------------
   SHOPPING MALLS (13.9%)
     CBL & Associates Properties,
       Inc. .........................        401,400         16,256,700
     Chelsea Property Group, Inc. ...        325,400         10,884,630
     General Growth Properties,
       Inc. .........................        908,700         46,343,700
     Simon Property Group, Inc. .....      1,127,856         41,561,493
                                                        ---------------
                                                            115,046,523
                                                        ---------------
Total Common Stocks
 (Cost $673,313,552).................                       793,598,329
                                                        ---------------

-----------------------------------------------------------------------
                                         PRINCIPAL
                                          AMOUNT             VALUE
REPURCHASE AGREEMENTS (5.5%)
   J.P. Morgan Securities, Inc. 1.85%
     dated 06/28/2002, due 07/01/2002
     in the amount of $42,720,452.
     Collateralized by U.S. Treasury
     Bills due 07/05/2002 to
     11/29/2014 U.S. Treasury Strips
     due 02/15/2010 to 08/15/2028....  $  42,713,949    $    42,713,949
   Merrill Lynch 1.80% dated
     06/28/2002, due 07/01/2002 in
     the amount of $3,000,444.
     Collateralized by U.S. Treasury
     Strips due 08/15/2012 to
     08/15/2017......................      3,000,000          3,000,000
                                                        ---------------
Total Repurchase Agreements
 (Cost $45,713,949)..................                        45,713,949
                                                        ---------------
TOTAL INVESTMENTS (101.4%)
 (Cost $719,027,501).................                       839,312,278
OTHER ASSETS LESS LIABILITIES
 (-1.4%).............................                       (11,333,312)
                                                        ---------------
NET ASSETS (100%)....................                   $   827,978,966
                                                        ===============
* Non-income producing

COLUMBIA TECHNOLOGY FUND
JUNE 30, 2002 (UNAUDITED)                 SHARES             VALUE
-----------------------------------------------------------------------
COMMON STOCKS (82.6%)
 AEROSPACE (1.1%)
   *Moog, Inc. (Class A).............          2,500    $       107,200
                                                        ---------------
 AUTO PARTS: ORIGINAL EQUIPMENT (0.7%)
   Autoliv, Inc. ....................          2,600             65,520
                                                        ---------------
 BIOTECH RESEARCH & PRODUCTS (0.5%)
   *Neurocrine Biosciences, Inc. ....          1,700             48,705
                                                        ---------------
 COMMUNICATIONS TECHNOLOGY (3.8%)
   *Advanced Fibre Communications,
     Inc. ...........................          8,950            148,033
   *Brocade Communications Systems,
     Inc. ...........................          2,500             43,700
   *UTStarcom, Inc. .................          8,900            179,513
                                                        ---------------
                                                                371,246
                                                        ---------------
 COMPUTER SERVICES SOFTWARE & SYSTEMS (16.7%)
   *Actel Corp. .....................          5,900            124,018
   *Acxiom Corp. ....................          4,900             85,701
   *Anteon International Corp. ......          5,900            149,152
   Autodesk, Inc. ...................          4,480             59,360

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------


                                          SHARES             VALUE
-----------------------------------------------------------------------
   *BMC Software, Inc. ..............         13,920    $       231,072
   *Documentum, Inc. ................          3,150             37,800
   *HPL Technologies, Inc. ..........         11,200            168,672
   *Intuit, Inc. ....................          5,090            253,075
   *Manhattan Associates, Inc. ......          3,200            102,912
   *Mentor Graphics Corp. ...........          5,000             71,100
   *Mercury Interactive Corp. .......          2,640             60,614
   *Microsoft Corp. .................            560             30,632
   *Pinnacle Systems, Inc. ..........         10,400            114,286
   *QLogic Corp. ....................          1,600             60,960
   *Rational Software Corp. .........          6,795             55,787
   *VERITAS Software Corp. ..........          2,000             39,580
                                                        ---------------
                                                              1,644,721
                                                        ---------------
 COMPUTER TECHNOLOGY (1.8%)
   *Apple Computer, Inc. ............          2,700             47,844
   *Computer Network Technology
     Corp. ..........................          6,200             38,006
   *NVIDIA Corp. ....................          2,260             38,827
   *Sun Microsystems, Inc. ..........          9,800             49,098
                                                        ---------------
                                                                173,775
                                                        ---------------
 CONSUMER ELECTRONICS (4.5%)
   *Electronic Arts, Inc. ...........          4,940            326,287
   *THQ, Inc. .......................          3,790            113,018
                                                        ---------------
                                                                439,305
                                                        ---------------
 ELECTRONICS (5.4%)
   *Amphenol Corp. (Class A).........          5,630            202,680
   Samsung Electronics Co., Ltd. GDR
     (144A)..........................          1,000            137,300
   *Semtech Corp. ...................          7,070            188,769
                                                        ---------------
                                                                528,749
                                                        ---------------
 ELECTRONICS: EQUIPMENT & COMPONENTS (1.1%)
   *Power-One, Inc. .................         17,710            110,156
                                                        ---------------
ELECTRONICS: SEMICONDUCTORS (16.1%)
   *Analog Devices, Inc. ............          5,700            169,290
   *Atmel Corp. .....................         19,520            122,195
   *Broadcom Corp. (Class A).........          2,400             42,096
   *Celestica, Inc. .................          2,280             51,779
   *Fairchild Semiconductor
     International, Inc. (Class A)...          4,800            116,640
   *Integrated Circuit Systems,
     Inc.............................         12,040            243,088
   *Intersil Corp. (Class A).........          2,390             51,098
   *Maxim Integrated Products,
     Inc. ...........................          3,000            114,990
   *Microchip Technology, Inc. ......          9,200            252,356
   *Micron Technology, Inc. .........          4,430             89,574

-----------------------------------------------------------------------

                                          SHARES             VALUE
   *National Semiconductor Corp. ....          6,000    $       175,020
   *Silicon Laboratories, Inc. ......          3,100             83,886
   *Xilinx, Inc. ....................          3,100             69,533
                                                        ---------------
                                                              1,581,545
                                                        ---------------
 ELECTRONICS: TECHNOLOGY (2.7%)
   *Garmin Ltd. .....................          5,000            110,250
   Raytheon Co. .....................          3,900            158,925
                                                        ---------------
                                                                269,175
                                                        ---------------
 FINANCIAL DATA PROCESSING SERVICES (3.2%)
   *Alliance Data Systems Corp. .....          7,360            188,048
   *DST Systems, Inc. ...............          2,700            123,417
                                                        ---------------
                                                                311,465
                                                        ---------------
 FINANCIAL INFORMATION SERVICES (1.2%)
   *S1 Corp. ........................         16,700            123,413
                                                        ---------------
 MACHINERY: SPECIALTY (0.9%)
   Engineered Support Systems,
     Inc. ...........................          1,700             88,910
                                                        ---------------
 MEDICAL & DENTAL SUPPLIES (0.6%)
   *Kyphon, Inc. ....................          4,000             58,320
                                                        ---------------
 PRODUCTION TECHNOLOGY EQUIPMENT (15.3%)
   *ASE Test Ltd. ...................          4,730             45,881
   *ASML Holding NV..................          2,685             40,597
   *Axcelis Technologies, Inc. ......          8,950            102,746
   *Credence Systems Corp. ..........         11,690            207,731
   *Electro Scientific Industries,
     Inc. ...........................         11,940            290,142
   *Entegris, Inc. ..................         15,240            222,504
   *FEI Co. .........................          2,300             56,373
   *Photon Dynamics, Inc. ...........          1,400             42,000
   *Taiwan Semiconductor
     Manufacturing Company Ltd. ADR..         17,017            221,221
   *United Microelectronics Corp.
     ADR ............................         37,970            279,080
                                                        ---------------
                                                              1,508,275
                                                        ---------------
RADIO & TELEVISION BROADCASTERS (2.0%)
   *Cumulus Media, Inc...............          4,500             62,010
   *Entercom Communications Corp.....          1,100             50,490
   *Radio One, Inc. (Class D)........          2,600             38,662
   *Westwood One, Inc. ..............          1,500             50,130
                                                        ---------------
                                                                201,292
                                                        ---------------
 RETAIL (0.5%)
   *Amazon.com, Inc. ................          3,000             48,750
                                                        ---------------
 SAVINGS & LOAN (0.2%)
   *NetBank, Inc. ...................          1,900             22,135
                                                        ---------------

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA TECHNOLOGY FUND (CONT.)
JUNE 30, 2002 (UNAUDITED)                SHARES OR
                                         PRINCIPAL
                                          AMOUNT             VALUE
-----------------------------------------------------------------------
SERVICES: COMMERCIAL (4.3%)
   *Corporate Executive Board Co.,
     The.............................          4,500    $       154,125
   *eBay, Inc. ......................          4,400            271,128
                                                        ---------------
                                                                425,253
                                                        ---------------
Total Common Stocks
 (Cost $8,922,394)...................                         8,127,910
                                                        ---------------
REPURCHASE AGREEMENTS (17.3%)
   J.P. Morgan Securities, Inc.
     1.85% dated 06/28/2002, due
     07/01/2002 in the amount of
     $1,013,872. Collateralized by
     U.S. Treasury Bills due
     07/05/2002 to 11/29/2014 U.S.
     Treasury Strips due 02/15/2010
     to 08/15/2028...................  $   1,013,718          1,013,718
   Merrill Lynch
     1.80% dated 06/28/2002, due
     07/01/2002 in the amount of
     $685,101. Collateralized by U.
     S. Treasury Strips due
     08/15/2012 to 08/15/2017........        685,000            685,000
                                                        ---------------
Total Repurchase Agreements
 (Cost $1,698,718)...................                         1,698,718
                                                        ---------------
TOTAL INVESTMENTS (99.9%)
 (Cost $10,621,112)..................                         9,826,628
OTHER ASSETS LESS LIABILITIES
 (0.1%)..............................                             8,761
                                                        ---------------
NET ASSETS (100.0%)..................                   $     9,835,389
                                                        ===============
* Non-income producing

COLUMBIA STRATEGIC VALUE FUND
JUNE 30, 2002 (UNAUDITED)                 SHARES             VALUE
-----------------------------------------------------------------------
COMMON STOCKS (74.3%)
AEROSPACE (0.1%)
   Saab AB (Class B).................         30,000    $       383,562
                                                        ---------------
 AGRICULTURE, FISH & RANCH (0.3%)
   Monsanto Co. .....................         50,000            890,000
                                                        ---------------
 AIR TRANSPORT (0.5%)
   Airborne, Inc. ...................        100,000          1,920,000
                                                        ---------------
 ALUMINUM (0.4%)
   Alcan, Inc. ......................         40,000          1,500,800
                                                        ---------------

-----------------------------------------------------------------------

                                          SHARES             VALUE
 AUTO PARTS: ORIGINAL EQUIPMENT (0.7%)
   Autoliv, Inc. ....................         40,000    $     1,008,000
   Sauer-Danfoss, Inc. ..............        107,500          1,221,200
                                                        ---------------
                                                              2,229,200
                                                        ---------------
 AUTO TRUCKS & PARTS (0.9%)
   Modine Manufacturing Co. .........        125,000          3,072,500
                                                        ---------------
 AUTOMOBILES (0.6%)
   General Motors Corp. .............         20,000          1,069,000
   Hyundai Motor Company Ltd. GDR....         75,000          1,126,905
                                                        ---------------
                                                              2,195,905
                                                        ---------------
 BANKS (4.9%)
   Bank One Corp. ...................         40,000          1,539,200
   *Columbia Banking System, Inc. ...         50,000            645,500
   Glacier Bancorp, Inc. ............         30,000            735,000
   Huntington Bancshares, Inc. ......         40,000            776,800
   KeyCorp...........................         30,000            819,000
   Kookmin Bank ADR..................         40,000          1,966,000
   Mitsubishi Tokyo Financial Group,
     Inc. ADR........................        125,000            850,000
   PNC Financial Services Group......         47,500          2,483,300
   Provident Financial Group,
     Inc. ...........................         62,500          1,813,125
   U.S. Bancorp......................         50,000          1,167,500
   Wachovia Corp. ...................        100,000          3,818,000
                                                        ---------------
                                                             16,613,425
                                                        ---------------
 BANKS: NEW YORK CITY (0.6%)
   Bank of New York Company, Inc.,
     The.............................         30,000          1,012,500
   J.P. Morgan Chase & Co. ..........         30,000          1,017,600
                                                        ---------------
                                                              2,030,100
                                                        ---------------
 BEVERAGE: BREWERS & WINERIES (0.2%)
   Fomento Economico Mexicano SA de
     CV ADR..........................         20,000            784,400
                                                        ---------------
 BUILDING MATERIALS (0.3%)
   Martin Marietta Materials,
     Inc. ...........................         30,000          1,170,000
                                                        ---------------
 CHEMICALS (2.2%)
   Calgon Carbon Corp. ..............        100,000            840,000
   Dow Chemical Co. .................         75,000          2,578,500
   Dupont, E.I. de Nemours & Co. ....         30,000          1,332,000
   *Hercules, Inc. ..................        100,000          1,192,000
   Schulman, A., Inc. ...............         67,500          1,447,808
                                                        ---------------
                                                              7,390,308
                                                        ---------------
COMMUNICATIONS & MEDIA (0.3%)
   *AOL Time Warner, Inc. ...........         50,000            735,500
   *Gemstar-TV Guide International,
     Inc. ...........................         30,000            161,700
                                                        ---------------
                                                                897,200
                                                        ---------------

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------


                                          SHARES             VALUE
-----------------------------------------------------------------------
COMMUNICATIONS TECHNOLOGY (0.8%)
   Corning, Inc. ....................         50,000    $       177,500
   Motorola, Inc. ...................        100,000          1,442,000
   Symbol Technologies, Inc. ........         75,000            637,500
   *Tellabs, Inc. ...................         50,000            316,000
                                                        ---------------
                                                              2,573,000
                                                        ---------------
 COMPUTER SERVICES SOFTWARE & SYSTEMS (0.7%)
   Adobe Systems, Inc. ..............         30,000            855,000
   *CompuCom Systems, Inc. ..........         57,000            221,160
   *Hypercom Corp. ..................        100,000            770,000
   *Quovadx, Inc. ...................         75,000            471,000
                                                        ---------------
                                                              2,317,160
                                                        ---------------
 COMPUTER TECHNOLOGY (0.7%)
   Hewlett-Packard Co. ..............         40,000            611,200
   *SanDisk Corp. ...................        100,000          1,240,000
   *Sun Microsystems, Inc. ..........        175,000            876,750
                                                        ---------------
                                                              2,727,950
                                                        ---------------
 CONSTRUCTION (0.9%)
   Chicago Bridge & Iron Co. NV......         67,500          1,902,825
   *Washington Group International,
     Inc. ...........................         50,000          1,100,000
                                                        ---------------
                                                              3,002,825
                                                        ---------------
 CONSUMER PRODUCTS (1.6%)
   International Flavors &
     Fragrances, Inc. ...............         45,000          1,462,050
   Kimberly-Clark Corp. .............         40,000          2,480,000
   Kimberly-Clark de Mexico SA de CV
     ADR.............................         50,000            667,440
   Orkla ASA.........................         40,000            772,920
                                                        ---------------
                                                              5,382,410
                                                        ---------------
 CONTAINERS: PAPER & PLASTIC (1.0%)
   Temple-Inland, Inc. ..............         57,500          3,326,950
                                                        ---------------
 COSMETICS (1.0%)
   Lauder, Estee Companies, Inc., The
     (Class A).......................         97,500          3,432,000
                                                        ---------------
 DIVERSIFIED FINANCIAL SERVICES (0.8%)
   Citigroup, Inc. ..................         40,000          1,550,000
   John Hancock Financial Services,
     Inc. ...........................         30,000          1,056,000
                                                        ---------------
                                                              2,606,000
                                                        ---------------
 DRUGS & PHARMACEUTICALS (3.0%)
   Abbott Laboratories...............         50,000          1,882,500
   Bristol-Myers Squibb Co. .........         50,000          1,285,000
   Mylan Laboratories, Inc. .........         62,500          1,959,375

-----------------------------------------------------------------------

                                          SHARES             VALUE
   Novartis AG ADR...................         40,000    $     1,753,200
   Pharmacia Corp. ..................         37,500          1,404,375
   Schering AG ADR...................         20,000          1,270,000
   Schering-Plough Corp. ............         35,000            861,000
                                                        ---------------
                                                             10,415,450
                                                        ---------------
 ELECTRONICS (1.2%)
   Methode Electronics, Inc. (Class
     A)..............................        150,000          1,915,500
   Samsung Electronics Co., Ltd. GDR
     (144A)..........................         15,000          2,059,500
                                                        ---------------
                                                              3,975,000
                                                        ---------------
 ELECTRONICS: EQUIPMENT & COMPONENTS (0.9%)
   Cooper Industries, Ltd. ..........         25,000            982,500
   Emerson Electric Co. .............         40,000          2,140,400
                                                        ---------------
                                                              3,122,900
                                                        ---------------
 ELECTRONICS: HOUSEHOLD APPLIANCES (0.7%)
   Matsushita Electric Industrial
     Co., Ltd. ADR...................        125,000          1,728,750
   Whirlpool Corp. ..................         10,000            653,600
                                                        ---------------
                                                              2,382,350
                                                        ---------------
 ELECTRONICS: SEMICONDUCTORS (1.3%)
   *Atmel Corp. .....................        125,000            782,500
   *Flextronics International
     Ltd. ...........................         50,000            356,500
   *Micron Technology, Inc. .........         75,000          1,516,500
   Texas Instruments, Inc. ..........         75,000          1,777,500
                                                        ---------------
                                                              4,433,000
                                                        ---------------
 ELECTRONICS: TECHNOLOGY (0.5%)
   Raytheon Co. .....................         40,000          1,630,000
                                                        ---------------
 ENGINEERING & CONTRACT SERVICES (0.9%)
   Fluor Corp........................         50,000          1,947,500
   *URS Corp.........................         37,000          1,028,600
                                                        ---------------
                                                              2,976,100
                                                        ---------------
 ENTERTAINMENT (0.3%)
   Disney, Walt Co., The.............         50,000            945,000
                                                        ---------------
 FERTILIZERS (0.1%)
   IMC Global, Inc. .................         40,000            500,000
                                                        ---------------
 FOODS (2.4%)
   *Chiquita Brands International,
     Inc. ...........................        125,000          2,238,750
   *Hain Celestial Group, Inc. ......         20,000            370,000
   Heinz, H.J. Co. ..................         40,000          1,644,000
   Sara Lee Corp. ...................         50,000          1,032,000
   Tyson Foods, Inc. (Class A).......         30,000            465,300
   Unilever NV.......................         40,000          2,592,000
                                                        ---------------
                                                              8,342,050
                                                        ---------------

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA STRATEGIC VALUE FUND (CONT.)
JUNE 30, 2002 (UNAUDITED)                 SHARES             VALUE
-----------------------------------------------------------------------
FOREST PRODUCTS (0.4%)
   Longview Fibre Co. ...............         50,000    $       471,000
   Louisiana-Pacific Corp. ..........         75,000            793,500
                                                        ---------------
                                                              1,264,500
                                                        ---------------
 GOLD (0.3%)
   Newmont Mining Corp. .............         40,000          1,053,200
                                                        ---------------
 HEALTH CARE MANAGEMENT SERVICES (0.1%)
   *WebMD Corp. .....................         75,000            422,250
                                                        ---------------
 HOTEL/MOTEL (0.4%)
   Hilton Hotels Corp. ..............        100,000          1,390,000
                                                        ---------------
 HOUSEHOLD FURNISHINGS (1.2%)
   Ekornes ASA.......................        152,000          1,914,166
   Newell Rubbermaid, Inc. ..........         62,500          2,191,250
                                                        ---------------
                                                              4,105,416
                                                        ---------------
 IDENTIFICATION CONTROL (0.3%)
   Parker Hannifin Corp. ............         20,000            955,800
                                                        ---------------
 INSURANCE: LIFE (2.2%)
   *Anthem, Inc. ....................         37,500          2,520,750
   *Principal Financial Group,
     Inc. ...........................         87,500          2,712,500
   *Prudential Financial, Inc. ......         67,500          2,251,800
                                                        ---------------
                                                              7,485,050
                                                        ---------------
 INSURANCE: MULTI-LINE (2.7%)
   American International Group,
     Inc. ...........................         50,000          3,411,500
   *Millea Holdings, Inc. ADR........         40,000          1,630,000
   SAFECO Corp. .....................         50,000          1,544,500
   St. Paul Companies, Inc., The.....         30,000          1,167,600
   *UICI.............................         75,000          1,512,000
                                                        ---------------
                                                              9,265,600
                                                        ---------------
 INVESTMENT MANAGEMENT COMPANIES (0.6%)
   Japan Smaller Capitalization Fund,
     Inc. ...........................        225,000          1,797,750
   Tracker Fund of Hong Kong.........        300,000            411,540
                                                        ---------------
                                                              2,209,290
                                                        ---------------
 JEWELRY WATCHES & GEMSTONES (0.4%)
   Friedman's, Inc. (Class A)........        100,000          1,299,900
                                                        ---------------
 MACHINERY: AGRICULTURAL (0.1%)
   CNH Global NV.....................        125,000            503,750
                                                        ---------------
 MACHINERY: CONSTRUCTION & HANDLING (1.8%)
   Caterpillar, Inc. ................         87,500          4,283,125
   Stewart & Stevenson Services,
     Inc. ...........................         75,000          1,330,500
   *Terex Corp. .....................         30,000            674,700
                                                        ---------------
                                                              6,288,325
                                                        ---------------

-----------------------------------------------------------------------

                                          SHARES             VALUE
 MACHINERY: INDUSTRIAL/SPECIALTY (0.7%)
   *ABB Ltd. ADR.....................         75,000    $       675,000
   Hitachi Ltd. ADR..................         25,000          1,604,250
                                                        ---------------
                                                              2,279,250
                                                        ---------------
 MACHINERY: OIL WELL EQUIPMENT & SERVICES (3.4%)
   *Core Laboratories NV ............         60,000            721,200
   *FMC Technologies, Inc. ..........         75,000          1,542,750
   Helmerich & Payne, Inc. ..........         50,000          1,786,000
   *Newpark Resources, Inc. .........        175,000          1,286,250
   Rowan Companies, Inc. ............        100,000          2,145,000
   Schlumberger Ltd. ................         40,000          1,860,000
   *Universal Compression Holdings,
     Inc. ...........................        100,000          2,399,000
                                                        ---------------
                                                             11,740,200
                                                        ---------------
 MACHINERY: SPECIALTY (0.6%)
   Constellation Energy Group,
     Inc. ...........................         25,000            733,500
   JLG Industries, Inc. .............         50,000            701,500
   *Joy Global, Inc. ................         40,000            709,600
                                                        ---------------
                                                              2,144,600
                                                        ---------------
 MEDICAL & DENTAL SUPPLIES (1.6%)
   Bausch & Lomb, Inc. ..............         75,000          2,538,750
   Becton Dickinson & Co. ...........         40,000          1,378,000
   *Boston Scientific Corp. .........         50,000          1,466,000
                                                        ---------------
                                                              5,382,750
                                                        ---------------
 METAL FABRICATING (0.8%)
   Intermet Corp. ...................         50,000            537,000
   *Stelco, Inc. (Class A)...........        175,000            602,936
   Timken Co., The...................         75,000          1,674,750
                                                        ---------------
                                                              2,814,686
                                                        ---------------
 METALS & MINERALS MISCELLANEOUS (0.2%)
   *Stillwater Mining Co. ...........         40,000            635,200
                                                        ---------------
 MISCELLANEOUS MATERIALS & PROCESSING (0.3%)
   Cameco Corp. .....................         40,000          1,026,000
                                                        ---------------
 MULTI-SECTOR COMPANIES (2.5%)
   3M Co. ...........................         32,500          3,997,500
   Eaton Corp. ......................         20,000          1,455,000
   Honeywell International, Inc. ....         45,000          1,585,350
   *SPX Corp. .......................         12,500          1,468,750
                                                        ---------------
                                                              8,506,600
                                                        ---------------
 OFFSHORE DRILLING (0.8%)
   *Precision Drilling Corp. ........         65,000          2,258,100
   Saipem S.p.A. ....................         75,000            539,243
                                                        ---------------
                                                              2,797,343
                                                        ---------------

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------


                                          SHARES             VALUE
-----------------------------------------------------------------------
OIL: CRUDE PRODUCERS (1.3%)
   *Chesapeake Energy Corp. .........        100,000    $       720,000
   *EEX Corp. .......................        200,000            400,000
   *Encore Acquisition Co. ..........        100,000          1,725,000
   *Forest Oil Corp. ................         40,000          1,132,400
   *Statoil ASA ADR .................         60,000            529,200
                                                        ---------------
                                                              4,506,600
                                                        ---------------
 OIL: INTEGRATED DOMESTIC (0.3%)
   Unocal Corp. .....................         30,000          1,108,200
                                                        ---------------
 OIL: INTEGRATED INTERNATIONAL (0.8%)
   Conoco, Inc. .....................         30,000            834,000
   Encana Corp. .....................         25,000            765,000
   Petroleo Brasileiro SA ADR -
     Petrobras.......................         57,500          1,084,450
                                                        ---------------
                                                              2,683,450
                                                        ---------------
 PAINTS & COATINGS (0.4%)
   Fuller, H.B. Co. .................         50,000          1,464,500
                                                        ---------------
 PAPER (1.8%)
   Abitibi-Consolidated, Inc. .......        175,000          1,615,250
   *Buckeye Technologies, Inc. ......        125,000          1,250,000
   International Paper Co. ..........         30,000          1,307,400
   MeadWestvaco Corp. ...............         40,000          1,342,400
   Sappi Ltd. ADR....................         50,000            700,000
                                                        ---------------
                                                              6,215,050
                                                        ---------------
 PHOTOGRAPHY (0.3%)
   Eastman Kodak Co. ................         37,500          1,093,875
                                                        ---------------
 POLLUTION CONTROL & ENVIRONMENTAL SERVICES (0.2%)
   *Ionics, Inc. ....................         30,000            727,500
                                                        ---------------
 PRODUCTION TECHNOLOGY EQUIPMENT (1.6%)
   *Agilent Technologies, Inc. ......         40,000            955,200
   *Axcelis Technologies, Inc. ......         75,000            861,000
   *FEI Co. .........................        100,000          2,451,000
   Millipore Corp. ..................         40,000          1,279,200
                                                        ---------------
                                                              5,546,400
                                                        ---------------
 PUBLISHING: MISCELLANEOUS (0.6%)
   Donnelley, R.R. & Sons Co. .......         30,000            826,500
   Nelson, Thomas, Inc. .............         30,000            316,800
   Reader's Digest Association, Inc.
     (Class A).......................         50,000            936,500
                                                        ---------------
                                                              2,079,800
                                                        ---------------
 PUBLISHING: NEWSPAPERS (0.3%)
   Belo Corp. (Class A)..............         44,000            994,840
                                                        ---------------

-----------------------------------------------------------------------

                                          SHARES             VALUE
 RADIO & TELEVISION BROADCASTERS (0.5%)
   *Emmis Communications Corp. (Class
     A)..............................         50,000    $     1,059,500
   *Sinclair Broadcast Group, Inc.
     (Class A).......................         40,000            577,560
                                                        ---------------
                                                              1,637,060
                                                        ---------------
 RAILROADS (0.7%)
   Norfolk Southern Corp. ...........        100,000          2,338,000
                                                        ---------------
 REAL ESTATE INVESTMENT TRUSTS (REITS) (1.3%)
   Crescent Real Estate Equities
     Co. ............................         75,000          1,402,500
   *La Quinta Corp. .................        150,000          1,068,000
   ProLogis..........................         75,000          1,950,000
                                                        ---------------
                                                              4,420,500
                                                        ---------------
 RECREATIONAL VEHICLES & BOATS (0.2%)
   Fleetwood Enterprises, Inc. ......         75,000            652,500
                                                        ---------------
 RESTAURANTS (1.0%)
   CBRL Group, Inc. .................         20,000            610,400
   McDonald's Corp. .................        100,000          2,845,000
                                                        ---------------
                                                              3,455,400
                                                        ---------------
 RETAIL (4.0%)
   *American Eagle Outfitters,
     Inc. ...........................         75,000          1,585,500
   *Borders Group, Inc. .............         75,000          1,380,000
   Circuit City Group................        100,000          1,875,000
   Dillard's, Inc. (Class A).........        100,000          2,629,000
   Dollar General Corp. .............         75,000          1,427,250
   *Galyan's Trading Co. ............         20,000            445,200
   Gap, Inc., The....................        125,000          1,775,000
   Stockmann Oyj Abp (Class B).......         50,000            627,140
   Talbots, Inc., The................         40,000          1,400,000
   *United Natural Foods, Inc. ......         30,000            585,000
                                                        ---------------
                                                             13,729,090
                                                        ---------------
 SAVINGS & LOAN (0.2%)
   *Bay View Capital Corp. ..........        100,000            641,000
                                                        ---------------
 SECURITY BROKERAGE & SERVICES (0.4%)
   Bear Stearns Companies, Inc. .....         20,000          1,221,000
                                                        ---------------
 SERVICES: COMMERCIAL (1.0%)
   *Cendant Corp. ...................        100,000          1,588,000
   Central Parking Corp. ............         40,000            917,600
   *Tetra Tech, Inc. ................         75,000          1,102,500
                                                        ---------------
                                                              3,608,100
                                                        ---------------
SHIPPING (1.0%)
   Alexander & Baldwin, Inc. ........         40,000          1,021,200
   Finnlines Oyj.....................         69,700          1,817,309
   *Stelmar Shipping Ltd. ...........         50,000            742,000
                                                        ---------------
                                                              3,580,509
                                                        ---------------

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA STRATEGIC VALUE FUND (CONT.)
JUNE 30, 2002 (UNAUDITED)                SHARES OR
                                         PRINCIPAL
                                          AMOUNT             VALUE
-----------------------------------------------------------------------
STEEL (0.4%)
   *Oregon Steel Mills, Inc. ........         87,500    $       525,000
   *Steel Dynamics, Inc. ............         50,000            823,500
                                                        ---------------
                                                              1,348,500
                                                        ---------------
 TELECOMMUNICATION EQUIPMENT (0.1%)
   *Andrew Corp. ....................         30,000            429,900
                                                        ---------------
TIRES & RUBBER (1.0%)
   Cooper Tire & Rubber Co. .........         50,000          1,027,500
   Nokian Renkaat Oyj................         69,000          2,316,972
                                                        ---------------
                                                              3,344,472
                                                        ---------------
 TOBACCO (0.4%)
   Philip Morris Companies, Inc. ....         30,000          1,310,400
                                                        ---------------
 TRUCKERS (0.2%)
   *Consolidated Freightways
     Corp. ..........................        175,000            572,250
                                                        ---------------
 UTILITIES: ELECTRICAL (0.8%)
   IDACORP, Inc. ....................         20,000            550,200
   NiSource, Inc. ...................         60,000          1,309,800
   Xcel Energy, Inc. ................         50,000            838,500
                                                        ---------------
                                                              2,698,500
                                                        ---------------
 UTILITIES: GAS PIPELINE (0.2%)
   El Paso Corp. ....................         42,300            871,803
                                                        ---------------
 UTILITIES: TELECOMMUNICATIONS (1.1%)
   +AT&T Corp. ......................        400,000          1,540,000
   Hellenic Telecommunications Or-
     ganization SA ADR...............         50,000            390,500
   Mobile Telesystems OJSC ADR.......         20,000            605,800
   PT. Telekomunikasi Indonesia, Tbk.
     ADR.............................        150,000          1,320,000
                                                        ---------------
                                                              3,856,300
                                                        ---------------
Total Common Stocks
 (Cost $242,889,941).................                       254,872,754
                                                        ---------------
PREFERRED STOCK (0.5%)
 COMMUNICATIONS & MEDIA
   News Corporation Ltd., The ADR
     (Cost $1,939,413)...............         85,000          1,678,750
                                                        ---------------
REPURCHASE AGREEMENTS (25.0%)
   J.P. Morgan Securities, Inc.
     1.85% Dated 06/28/2002, due
     07/01/2002 in the amount of
     $35,927,095. Collateralized by
     U.S. Treasury Bills due
     07/05/2002 to 11/29/2014 U.S.
     Treasury Strips due 02/15/2010
     to 08/15/2028...................  $  35,921,626         35,921,626

-----------------------------------------------------------------------
                                         PRINCIPAL
                                          AMOUNT             VALUE
   ++Merrill Lynch
     1.80% dated 06/28/2002, due
     07/01/2002 in the amount of
     $50,057,405. Collateralized by
     U.S. Treasury Strips due
     08/15/2012 to 08/15/2017........  $  50,050,000    $    50,050,000
                                                        ---------------
Total Repurchase Agreements (Cost
 $85,971,626)........................                        85,971,626
                                                        ---------------
TOTAL INVESTMENTS (99.8%) (Cost
 $330,800,980).......................                       342,523,130
OTHER ASSETS LESS LIABILITIES
 (0.2%)..............................                           554,737
                                                        ---------------
NET ASSETS (100.0%)..................                   $   343,077,867
                                                        ===============

* Non-income producing
+ This security purchased on when-issued basis.
++ A portion of this security was segregated at the custodian to cover a when-issued security.

COLUMBIA BALANCED FUND
JUNE 30, 2002 (UNAUDITED)                 SHARES             VALUE
-----------------------------------------------------------------------
COMMON STOCKS (57.6%)
 ADVERTISING AGENCIES (0.4%)
   Interpublic Group of Companies,
     Inc., The.......................        122,300    $     3,028,148
                                                        ---------------
 AEROSPACE (0.7%)
   United Technologies Corp. ........         84,600          5,744,340
                                                        ---------------
 AUTO PARTS: ORIGINAL EQUIPMENT (0.4%)
   Magna International, Inc. (Class
     A)..............................         52,300          3,600,855
                                                        ---------------
 AUTOMOBILES (0.3%)
   General Motors Corp. .............         51,600          2,758,020
                                                        ---------------
 BANKS (2.3%)
   Bank of America Corp. ............        155,310         10,927,612
   Bank One Corp. ...................        196,550          7,563,244
                                                        ---------------
                                                             18,490,856
                                                        ---------------
 BANKS: NEW YORK CITY (1.1%)
   J.P. Morgan Chase & Co. ..........        261,740          8,878,221
                                                        ---------------
 BEVERAGE: SOFT DRINKS (0.3%)
   Pepsi Bottling Group, Inc. .......         70,400          2,168,320
                                                        ---------------
 BIOTECH RESEARCH & PRODUCTS (1.4%)
   *Amgen, Inc. .....................         63,200          2,646,816
   Baxter International, Inc. .......        195,000          8,665,800
                                                        ---------------
                                                             11,312,616
                                                        ---------------

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------


                                          SHARES             VALUE
-----------------------------------------------------------------------
CABLE TELEVISION SERVICES (0.7%)
   *Liberty Media Corp. (Class A)....        586,028    $     5,860,280
                                                        ---------------
 CHEMICALS (1.3%)
   DuPont, E.I. de Nemours & Co. ....        121,000          5,372,400
   Praxair, Inc. ....................         88,400          5,036,148
                                                        ---------------
                                                             10,408,548
                                                        ---------------
 COMMUNICATIONS & MEDIA (0.4%)
   *AOL Time Warner, Inc. ...........        212,087          3,119,800
                                                        ---------------
 COMMUNICATIONS TECHNOLOGY (0.9%)
   *Cisco Systems, Inc. .............        303,800          4,238,010
   Motorola, Inc. ...................        191,800          2,765,756
                                                        ---------------
                                                              7,003,766
                                                        ---------------
 COMPUTER SERVICES SOFTWARE & SYSTEMS (2.1%)
   Adobe Systems, Inc. ..............         52,075          1,484,138
   *Intuit, Inc. ....................         37,025          1,840,883
   *Microsoft Corp. .................        206,800         11,311,960
   *Oracle Corp. ....................        223,900          2,120,333
                                                        ---------------
                                                             16,757,314
                                                        ---------------
 COMPUTER TECHNOLOGY (1.0%)
   *Apple Computer, Inc. ............        227,750          4,035,730
   Hewlett-Packard Co. ..............        197,900          3,023,912
   *Sun Microsystems, Inc. ..........        258,100          1,293,081
                                                        ---------------
                                                              8,352,723
                                                        ---------------
 CONSUMER PRODUCTS (1.0%)
   Alberto-Culver Co. (Class B)......         23,800          1,137,640
   Gillette Co. .....................        197,100          6,675,777
                                                        ---------------
                                                              7,813,417
                                                        ---------------
 COSMETICS (0.3%)
   Lauder, Estee Companies, Inc., The
     (Class A).......................         65,900          2,319,680
                                                        ---------------
 DIVERSIFIED FINANCIAL SERVICES (4.3%)
   American Express Co. .............        267,150          9,702,888
   Citigroup, Inc. ..................        465,993         18,057,229
   Marsh & McLennan Companies,
     Inc. ...........................         35,800          3,458,280
   Merrill Lynch & Co., Inc. ........         60,850          2,464,425
   Morgan Stanley....................         34,800          1,499,184
                                                        ---------------
                                                             35,182,006
                                                        ---------------
 DRUGS & PHARMACEUTICALS (6.1%)
   Abbott Laboratories...............        119,750          4,508,587
   AmerisourceBergen Corp. ..........         66,500          5,054,000
   Bristol-Myers Squibb Co. .........        176,369          4,532,683
   *MedImmune, Inc. .................         63,000          1,663,200
   Pfizer, Inc. .....................        509,350         17,827,250

-----------------------------------------------------------------------

                                          SHARES             VALUE
   Pharmacia Corp. ..................        283,500    $    10,617,075
   Teva Pharmaceutical Industries
     Ltd. ADR........................         76,125          5,083,628
                                                        ---------------
                                                             49,286,423
                                                        ---------------
 ELECTRONICS: EQUIPMENT & COMPONENTS (0.4%)
   Koninklijke Philips Electronics
     NV..............................        109,600          3,024,960
                                                        ---------------
 ELECTRONICS: SEMICONDUCTORS (1.1%)
   *Atmel Corp. .....................        203,200          1,272,032
   Intel Corp. ......................         44,050            804,794
   *Microchip Technology, Inc. ......         32,900            902,447
   *Micron Technology, Inc. .........         49,200            994,824
   *National Semiconductor Corp. ....        171,150          4,992,445
                                                        ---------------
                                                              8,966,542
                                                        ---------------
 ELECTRONICS: TECHNOLOGY (0.7%)
   Raytheon Co. .....................        133,800          5,452,350
                                                        ---------------
 ENTERTAINMENT (0.7%)
   *Viacom, Inc. (Class B)...........        123,700          5,488,569
                                                        ---------------
 FINANCE COMPANIES (0.2%)
   Capital One Financial Corp. ......         32,500          1,984,125
                                                        ---------------
 FINANCE: SMALL LOAN (0.4%)
   SLM Corp. ........................         36,700          3,556,230
                                                        ---------------
 FINANCIAL DATA PROCESSING SERVICES (0.8%)
   Automatic Data Processing,
     Inc. ...........................         25,550          1,112,702
   First Data Corp. .................        142,600          5,370,316
                                                        ---------------
                                                              6,483,018
                                                        ---------------
 FINANCIAL MISCELLANEOUS (0.8%)
   Freddie Mac.......................         42,650          2,610,180
   MBNA Corp. .......................        124,900          4,130,443
                                                        ---------------
                                                              6,740,623
                                                        ---------------
 FOODS (0.2%)
   Sara Lee Corp. ...................         93,700          1,933,968
                                                        ---------------
 FOREST PRODUCTS (0.3%)
   Weyerhaeuser Co. .................         38,800          2,477,380
                                                        ---------------
 HEALTH CARE FACILITIES (1.1%)
   HCA, Inc. ........................         47,600          2,261,000
   *HEALTHSOUTH Corp. ...............        145,600          1,862,224
   *Laboratory Corporation of America
     Holdings........................        104,600          4,774,990
                                                        ---------------
                                                              8,898,214
                                                        ---------------
 HEALTH CARE MANAGEMENT SERVICES (0.2%)
   Aetna, Inc. ......................         31,300          1,501,461
                                                        ---------------

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA BALANCED FUND (CONT.)
JUNE 30, 2002 (UNAUDITED)                 SHARES             VALUE
-----------------------------------------------------------------------
INSURANCE: LIFE (1.2%)
   *Anthem, Inc. ....................         47,500    $     3,192,950
   *Principal Financial Group,
     Inc. ...........................        119,900          3,716,900
   *Prudential Financial, Inc. ......         71,600          2,388,576
                                                        ---------------
                                                              9,298,426
                                                        ---------------
 INSURANCE: MULTI-LINE (1.3%)
   American International Group,
     Inc. ...........................        149,762         10,218,261
                                                        ---------------
 INSURANCE: PROPERTY-CASUALTY (0.8%)
   *Berkshire Hathaway, Inc. (Class
     A)..............................             45          3,006,000
   Chubb Corp. ......................         44,050          3,118,740
                                                        ---------------
                                                              6,124,740
                                                        ---------------
 LEISURE TIME (0.4%)
   Carnival Corp. ...................        126,800          3,511,092
                                                        ---------------
 MACHINERY: OIL WELL EQUIPMENT & SERVICES (0.8%)
   GlobalSantaFe Corp. ..............         84,150          2,301,503
   *Noble Corp. .....................         66,500          2,566,900
   Rowan Companies, Inc. ............         72,600          1,557,270
                                                        ---------------
                                                              6,425,673
                                                        ---------------
 MACHINERY: SPECIALTY (0.2%)
   Constellation Energy Group,
     Inc. ...........................         46,800          1,373,112
                                                        ---------------
 MEDICAL & DENTAL SUPPLIES (0.6%)
   Beckman Coulter, Inc. ............         91,250          4,553,375
                                                        ---------------
 MISCELLANEOUS EQUIPMENT (0.3%)
   Grainger, W.W., Inc. .............         48,550          2,432,355
                                                        ---------------
 MULTI-SECTOR COMPANIES (4.7%)
   3M Co. ...........................         69,350          8,530,050
   Eaton Corp. ......................         16,700          1,214,925
   General Electric Co. .............        388,900         11,297,545
   Honeywell International, Inc. ....        158,400          5,580,432
   Illinois Tool Works, Inc. ........         61,400          4,231,688
   ITT Industries, Inc. .............         27,900          1,969,740
   *SPX Corp. .......................         38,850          4,564,875
   Tyco International Ltd. ..........         29,002            391,817
                                                        ---------------
                                                             37,781,072
                                                        ---------------
 OIL: CRUDE PRODUCERS (1.3%)
   Apache Corp. .....................         64,780          3,723,554
   Devon Energy Corp. ...............         71,300          3,513,664
   EOG Resources, Inc. ..............         83,100          3,299,070
                                                        ---------------
                                                             10,536,288
                                                        ---------------
 OIL: INTEGRATED DOMESTIC (0.2%)
   Phillips Petroleum Co. ...........         33,350          1,963,648
                                                        ---------------

-----------------------------------------------------------------------

                                          SHARES             VALUE
 OIL: INTEGRATED INTERNATIONAL (2.1%)
   ChevronTexaco Corp. ..............         22,050    $     1,951,425
   Exxon Mobil Corp. ................        274,159         11,218,586
   Royal Dutch Petroleum Co. ........         75,200          4,156,304
                                                        ---------------
                                                             17,326,315
                                                        ---------------
 PAPER (0.6%)
   Bowater, Inc. ....................         33,600          1,826,832
   International Paper Co. ..........         64,000          2,789,120
                                                        ---------------
                                                              4,615,952
                                                        ---------------
 PRODUCTION TECHNOLOGY EQUIPMENT (1.2%)
   *Applied Materials, Inc. .........        125,400          2,385,108
   *Taiwan Semiconductor
     Manufacturing Company Ltd. ADR..        381,975          4,965,675
   *United Microelectronics Corp.
     ADR.............................        338,000          2,484,300
                                                        ---------------
                                                              9,835,083
                                                        ---------------
 RADIO & TELEVISION BROADCASTERS (0.3%)
   *Clear Channel Communications,
     Inc. ...........................         70,600          2,260,612
                                                        ---------------
 RAILROADS (0.3%)
   Union Pacific Corp. ..............         43,650          2,762,172
                                                        ---------------
 RESTAURANTS (0.8%)
   McDonald's Corp. .................        217,700          6,193,565
                                                        ---------------
RETAIL (4.9%)
   Circuit City Group................        276,800          5,190,000
   Gap, Inc., The....................        502,400          7,134,080
   *Kohl's Corp. ....................         83,150          5,827,152
   Nordstrom, Inc. ..................        126,600          2,867,490
   Sears, Roebuck & Co. .............         79,700          4,327,710
   Wal-Mart Stores, Inc. ............        259,850         14,294,349
                                                        ---------------
                                                             39,640,781
                                                        ---------------
 SECURITY BROKERAGE & SERVICES (0.4%)
   Franklin Resources, Inc. .........         70,800          3,018,912
                                                        ---------------
 SERVICES: COMMERCIAL (1.2%)
   *Accenture Ltd. (Class A).........        180,000          3,420,000
   Waste Management, Inc. ...........        252,700          6,582,835
                                                        ---------------
                                                             10,002,835
                                                        ---------------
 TOBACCO (0.5%)
   Carolina Group....................         52,850          1,429,592
   UST, Inc. ........................         86,800          2,951,200
                                                        ---------------
                                                              4,380,792
                                                        ---------------
 TRANSPORTATION MISCELLANEOUS (0.4%)
   United Parcel Service, Inc. (Class
     B)..............................         56,000          3,458,000
                                                        ---------------
 UTILITIES: CABLE TELEVISION & RADIO (0.5%)
   *Comcast Corp. (Class A
     Special)........................        183,700          4,379,408
                                                        ---------------

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                         SHARES OR
                                         PRINCIPAL
                                          AMOUNT             VALUE
-----------------------------------------------------------------------
UTILITIES: TELECOMMUNICATIONS (0.7%)
   AT&T Corp. .......................        119,500    $     1,278,650
   SBC Communications, Inc. .........        141,950          4,329,475
                                                        ---------------
                                                              5,608,125
                                                        ---------------
Total Common Stocks
 (Cost $456,190,867).................                       466,293,367
                                                        ---------------
PREFERRED STOCK (0.7%)
 COMMUNICATIONS & MEDIA
   News Corporation Ltd., The ADR
     (Cost $6,341,188)...............        275,275          5,436,681
                                                        ---------------
BONDS (40.8%)
U.S. GOVERNMENT SECURITIES (16.3%)
 U.S. TREASURY BILLS (0.8%)
   1.73% 08/01/2002..................  $   6,700,000          6,690,713
                                                        ---------------
 U.S. TREASURY NOTES & BONDS (3.1%)
   U.S. Treasury Bonds
     8.875% 08/15/2017...............      6,420,000          8,661,395
     6.25% 08/15/2023................      7,835,000          8,397,083
   U.S. Treasury Inflation Index
     Bonds
     3.375% 01/15/2007...............      7,829,016          8,145,849
                                                        ---------------
                                                             25,204,327
                                                        ---------------
 U.S. AGENCY BONDS (1.8%)
   Federal Home Loan Bank
     5.375% 01/05/2004...............      8,475,000          8,812,220
   Federal National Mortgage
     Association
     7.125% 01/15/2030...............      5,385,000          6,030,177
                                                        ---------------
                                                             14,842,397
                                                        ---------------
 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (4.8%)
   6.50% 06/15/2031 - 01/15/2032.....     12,692,813         12,979,391
   7.00% 02/15/2028 - 05/15/2032.....     24,684,758         25,689,501
                                                        ---------------
                                                             38,668,892
                                                        ---------------
 FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) (0.8%)
   6.50% 09/01/2031 - 05/01/2032.....      5,900,564          6,029,810
                                                        ---------------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (2.0%)
   6.00% 09/01/2016 - 06/01/2017.....      6,675,302          6,818,400
   +6.15% 06/25/2032.................      1,807,928          1,846,685
   7.00% 07/01/2031 - 02/01/2032.....      7,454,484          7,730,971
                                                        ---------------
                                                             16,396,056
                                                        ---------------
 FEDERAL HOUSING ADMINISTRATION (FHA) (0.2%)
   FHA Insured Project Pool #53-43077
     9.125% 07/25/2033...............      1,564,319          1,597,405
                                                        ---------------
 AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (2.8%)
   FNMA Gtd. Remic Pass Thru Ctf.
     Remic Tr. 1997-68 Cl. PJ
     7.00% 10/18/2027................      3,000,000          3,029,235

-----------------------------------------------------------------------
                                         PRINCIPAL
                                          AMOUNT             VALUE
     Remic Tr. 2002-8 Cl. PD
     6.50% 07/25/2030................  $   3,480,000    $     3,540,298
     Remic Tr. 2001-56 Cl. KD
     6.50% 07/25/2030................      2,260,000          2,336,680
     Remic Tr. 2002-27 Cl. OG
     6.50% 12/25/2030................      1,570,000          1,613,575
     Remic Tr. 2001-55 Cl. PC
     6.50% 10/25/2031................      5,090,000          5,153,934
   FHLMC Multiclass Mtg. Partn. Ctfs.
     Gtd. Series 2235 Cl. VN
     7.00% 06/15/2014................      3,980,000          4,244,786
     Gtd. Series 2065 Cl. PB
     6.25% 01/15/2024................      1,083,000          1,126,656
     Gtd. Series 2462 Cl. JE
     6.50% 11/15/2030................      1,610,000          1,659,749
                                                        ---------------
                                                             22,704,913
                                                        ---------------
Total U.S. Government Securities
 (Cost $128,717,434).................                       132,134,513
                                                        ---------------
CORPORATE NOTES & BONDS (16.1%)
 INDUSTRIAL (8.2%)
   Alcan, Inc.
     7.25% 03/15/2031................      1,135,000          1,208,662
   Alcoa, Inc., Series B
     6.50% 06/15/2018................      1,100,000          1,096,172
   Allied Waste North America, Inc.
     Series B
     10.00% 08/01/2009...............      1,000,000            982,500
   American Home Products Corp.
     6.25% 03/15/2006................      1,670,000          1,782,591
   Anadarko Finance Co., Series B
     7.50% 05/01/2031................      2,000,000          2,129,380
   Ball Corp.
     7.75% 08/01/2006................        850,000            878,687
   Burlington Northern Sante Fe Corp.
     7.125% 12/15/2010...............      2,150,000          2,318,152
   Canadian National Railway Co.
     6.45% 07/15/2006................        675,000            713,306
     Series 1997-A2
     7.195% 01/02/2016...............      1,188,720          1,241,273
   Charter Communications Holdings
     L.L.C./Charter Communications
     Holdings Capital Corp.
     8.25% 04/01/2027................      2,000,000          1,340,000
   Coca-Cola Enterprises, Inc.
     6.75% 01/15/2038................      1,045,000          1,046,494
   Coors Brewing Co. (144A)
     6.375% 05/15/2012...............        900,000            927,790
   Cott Beverages, Inc.
     8.00% 12/15/2011................        500,000            507,500

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA BALANCED FUND (CONT.)
JUNE 30, 2002 (UNAUDITED)
                                         PRINCIPAL
                                          AMOUNT             VALUE
-----------------------------------------------------------------------
   Cox Enterprises, Inc. (144A)
     8.00% 02/15/2007................  $   2,100,000    $     2,109,706
   CSC Holdings, Inc.
     7.875% 12/15/2007...............      1,250,000          1,006,325
   Devon Financing Corp. U.L.C.
     6.875 09/30/2011................      1,550,000          1,616,986
   Diageo Capital plc
     6.625% 06/24/2004...............      3,000,000          3,191,190
   Dow Chemical Co.
     7.375% 11/01/2029...............      1,030,000          1,089,277
   Federal Express Corp. Pass Thru
     Trust Series 1997-1C
     7.65% 01/15/2014................      1,863,410          1,917,039
   Harrah's Operating Co., Inc.
     7.875% 12/15/2005...............        500,000            515,000
   HCA-The Healthcare Co.
     6.91% 06/15/2005................      1,450,000          1,493,036
   Honeywell International, Inc.
     7.50% 03/01/2010................      2,120,000          2,360,832
   International Paper Co.
     8.00% 07/08/2003................      1,700,000          1,777,792
     6.75% 09/01/2011................      1,000,000          1,030,900
   KB Home
     8.625% 12/15/2008...............      1,000,000          1,015,000
   Lear Corp. Series B
     7.96% 05/15/2005................      2,000,000          2,063,338
   Lowe's Cos., Inc.
     6.50% 03/15/2029................      2,000,000          1,927,492
   MeadWestvaco Corp.
     6.85% 04/01/2012................      1,100,000          1,156,912
   Mediacom L.L.C./Mediacom Capital
     Corp.
     9.50% 01/15/2013................        500,000            415,000
   Omnicare, Inc.
     8.125% 03/15/2011...............      1,000,000          1,035,000
   Park Place Entertainment Corp.
     9.375% 02/15/2007...............      1,825,000          1,911,688
   Pennzoil-Quaker State Co.
     10.00% 11/01/2008...............        500,000            588,125
   Phillips Petroleum Co.
     8.50% 05/25/2005................      2,090,000          2,330,893
   Pride International, Inc.
     9.375% 05/01/2007...............        500,000            521,250
   Procter & Gamble Co.
     4.75% 06/15/2007................      1,550,000          1,565,943
   Select Medical Corp.
     9.50% 06/15/2009................        500,000            507,500

-----------------------------------------------------------------------
                                         PRINCIPAL
                                          AMOUNT             VALUE
   Starwood Hotels & Resorts
     Worldwide, Inc. (144A)
     7.875% 05/01/2012...............  $     500,000    $       492,500
   Station Casinos, Inc.
     9.75% 04/15/2007................      2,000,000          2,062,500
   TCI Communications, Inc.
     8.00% 08/01/2005................      1,000,000            988,910
     7.25% 08/01/2005................      1,585,000          1,538,116
   Teekay Shipping Corp.
     8.875% 07/15/2011...............      1,000,000          1,045,000
   Time Warner, Inc.
     7.975% 08/15/2004...............      2,303,000          2,424,175
   Toll Corp.
     7.75% 09/15/2007................      1,000,000            982,500
   United Rentals, Inc., Series B
     10.75% 04/15/2008...............      2,000,000          2,130,000
   United Technologies Corp.
     6.50% 06/01/2009................      1,685,000          1,776,765
     7.125% 11/15/2010...............        910,000            997,133
   Verizon Global Funding Corp.
     7.25% 12/01/2010................      1,800,000          1,793,808
   Yum! Brands, Inc.
     8.50% 04/15/2006................        500,000            522,500
                                                        ---------------
                                                             66,072,638
                                                        ---------------
 FINANCIAL (3.9%)
   Bank of America Corp.
     7.80% 02/15/2010................      2,950,000          3,277,391
   CIT Group, Inc.
     7.25% 08/15/2005................      1,800,000          1,734,318
   Citigroup, Inc.
     7.25% 10/01/2010................      2,000,000          2,170,760
   Ford Motor Credit Co.
     6.875% 02/01/2006...............      2,200,000          2,246,926
     7.375% 10/28/2009...............      1,885,000          1,913,482
   General Electric Capital Corp.
     6.00% 06/15/2012................      2,350,000          2,343,190
   General Motors Acceptance Corp.
     Medium Term Notes
     5.25% 05/16/2005................      2,200,000          2,214,947
   Health Care Property Investors,
     Inc.
     6.50% 02/15/2006................        500,000            511,125
     6.45% 06/25/2012................      1,500,000          1,497,273
   Household Finance Corp.
     6.40% 06/17/2008................      2,690,000          2,702,804
   Travelers Property Casualty Corp.
     6.75% 11/15/2006................      2,350,000          2,498,097
   U.S. Bank N.A.
     6.375% 08/01/2011...............      3,200,000          3,318,208
   Wachovia Corp.
     4.95% 11/01/2006................      1,500,000          1,510,995

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                         PRINCIPAL
                                          AMOUNT             VALUE
-----------------------------------------------------------------------
   Washington Mutual, Inc.
     5.625% 01/15/2007...............  $   2,000,000    $     2,042,820
   Wells Fargo & Co.
     7.25% 08/24/2005................      2,000,000          2,174,200
                                                        ---------------
                                                             32,156,536
                                                        ---------------
 UTILITIES (3.2%)
   Calpine Corp.
     7.625% 04/15/2006...............      1,000,000            680,000
   Coastal Corp.
     6.50% 05/15/2006................      1,230,000          1,192,030
     7.625% 09/01/2008...............      1,500,000          1,492,290
   El Paso Corp.
     Medium Term Notes
     7.75% 01/15/2032................      1,500,000          1,390,875
   FPL Group Capital, Inc.
     6.125% 05/15/2007...............      2,675,000          2,747,733
   Kinder Morgan Energy Partners L.P.
     8.00% 03/15/2005................      2,325,000          2,513,495
   Pinnacle West Capital Corp.
     6.40% 04/01/2006................      4,100,000          4,214,677
   Progress Energy, Inc.
     7.75% 03/01/2031................      1,000,000          1,065,540
   Southern Power Co. (144A)
     6.25% 07/15/2012................      2,300,000          2,310,704
   Sprint Capital Corp.
     6.00% 01/15/2007................      2,135,000          1,664,993
   Texas Eastern Transmission Corp.
     7.30% 12/01/2010................      2,000,000          2,137,600
   TXU Eastern Funding Co.
     6.45% 05/15/2005................      4,200,000          4,309,696
                                                        ---------------
                                                             25,719,633
                                                        ---------------
 INTERNATIONAL (0.8%)
   British Columbia Province
     5.375% 10/29/2008...............      2,150,000          2,228,432
   Quebec Province
     6.50% 01/17/2006................      3,100,000          3,327,850
     7.125% 02/09/2024...............      1,000,000          1,089,970
                                                        ---------------
                                                              6,646,252
                                                        ---------------
Total Corporate Notes & Bonds
 (Cost $127,625,794).................                       130,595,059
                                                        ---------------
OTHER SECURITIZED LOANS (8.4%)
 ASSET BACKED SECURITIES (3.4%)
   Cityscape Home Equity Loan Trust
     Series 1997-B Cl. A7
     7.41% 05/25/2028................      2,648,676          2,816,232
   Cityscape Home Loan Owner Trust
     Series 1997-4 Cl. A4
     7.44% 10/25/2018................      2,972,642          3,185,053

-----------------------------------------------------------------------
                                         PRINCIPAL
                                          AMOUNT             VALUE
   First Alliance Mortgage Trust
     Series 1996-1 Cl. A1
     7.34% 06/20/2027................  $     394,630    $       394,630
   IMC Home Equity Loan Trust
     Series 1997-3 Cl. A6
     7.52% 08/20/2028................      2,500,000          2,622,406
     Series 1997-5 Cl. A9
     7.31% 11/20/2028................      2,180,000          2,293,110
   Merit Securities Corp.
     Series 13 Cl. A4
     7.88% 12/28/2033................      6,620,000          7,053,341
   Salomon Brothers Mortgage
     Securities VII, Inc.
     Series 1998-Aq1 Cl. A5
     7.15% 06/25/2028................      3,150,000          3,352,446
   **SLM Student Loan Trust
     Series 1997-4 Cl. A2
     2.46% 10/25/2010................      5,525,000          5,585,961
                                                        ---------------
                                                             27,303,179
                                                        ---------------
 COLLATERALIZED MORTGAGE OBLIGATIONS (3.5%)
   **Bear Stearns Mortgage
     Securities, Inc.
     Series 1996-2 Cl. A1
     4.63% 01/28/2025................      2,688,086          2,504,947
   CMC Securities Corp. IV
     Series 1997-2 Cl. 1A12
     7.25% 11/25/2027................      6,733,942          6,938,822
   First Nationwide Trust
     Series 2000-1 Cl. 2A3
     8.00% 10/25/2030................      4,885,807          5,192,100
   Headlands Mortgage Securities,
     Inc.
     Series 1997-3 Cl. 1A6
     7.00% 07/25/2027................      1,451,312          1,449,317
   PNC Mortgage Securities Corp.
     Series 1999-5 Cl. 2A6
     6.75% 07/25/2029................        694,701            709,043
   Residential Asset Securitization
     Trust
     Series 2002-A7 Cl. A2
     5.18% 11/25/2026................      5,130,000          5,141,286
   **SACO I, Inc. (144A)
     Series 1995-1 Cl. A
     5.66% 09/25/2024................      1,254,540          1,255,137
   Structured Asset Securities Corp.
     Series 1999-ALS2 Cl. A2
     6.75% 07/25/2029................      3,267,392          3,362,129
     Series 2001-12 Cl. 1-A4
     5.80% 09/25/2031................      1,640,969          1,663,951
                                                        ---------------
                                                             28,216,732
                                                        ---------------

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA BALANCED FUND (CONT.)
JUNE 30, 2002 (UNAUDITED)
                                         PRINCIPAL
                                          AMOUNT             VALUE
-----------------------------------------------------------------------
COMMERCIAL MORTGAGE BACKED SECURITIES (1.5%)
   Commercial Capital Access One,
     Inc. (144A) Series 3A Cl. A2
     6.615% 11/15/2028...............  $   6,460,000    $     6,821,125
   **GMAC Commercial Mortgage Asset
     Corp. (144A)
     Series 2001-FLAA Cl. B1
     2.34% 06/15/2013................      1,979,505          1,974,014
   Nationslink Funding Corp.
     Series 1999-Sl Cl. A5
     6.888% 11/10/2030...............      3,660,000          3,951,365
                                                        ---------------
                                                             12,746,504
                                                        ---------------
Total Other Securitized Loans
 (Cost $65,843,276)..................                        68,266,415
                                                        ---------------
REPURCHASE AGREEMENT (5.4%)
   ++J.P. Morgan Securities, Inc.
     1.85% dated 06/28/2002, due
     07/01/2002 in the amount of
     $43,736,873. Collateralized by
     U.S. Treasury Bills due
     07/05/2002 to 11/29/2014 U.S.
     Treasury Strips due 02/15/2010
     to 08/15/2028
     (Cost $43,730,215)..............     43,730,215         43,730,215
                                                        ---------------
TOTAL INVESTMENTS (104.5%)
   (Cost $828,448,774)...............                       846,456,250
OTHER ASSETS LESS LIABILITIES
 (-4.5%).............................                       (36,350,569)
                                                        ---------------
NET ASSETS (100.0%)..................                   $   810,105,681
                                                        ===============

* Non-income producing.
** Variable rate security - the rate reported is the rate in effect as of June
   30, 2002.
+ A portion of this security purchased on when-issued basis.
++ A portion of this security was segregated at the custodian to cover a when-issued security.

COLUMBIA SHORT TERM BOND FUND
JUNE 30, 2002 (UNAUDITED)
                                         PRINCIPAL
                                          AMOUNT             VALUE
-----------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES (27.0%)
 U.S. TREASURY BILLS (0.4%)
   1.73% 08/01/2002..................  $     300,000    $       299,584
                                                        ---------------
 U.S. TREASURY NOTES & BONDS (4.2%)
   U.S. Treasury Notes
     3.50% 11/15/2006................      2,780,000          2,731,353
   U.S. Treasury Inflation Index
     Bonds
     3.375% 01/15/2007...............        862,326            897,224
                                                        ---------------
                                                              3,628,577
                                                        ---------------
 U.S. AGENCY BONDS (6.1%)
   ++Federal Home Loan Bank
     5.375% 01/05/2004...............      3,425,000          3,561,281
   Federal Home Loan Mortgage Corp.
     5.25% 01/15/2006................      1,500,000          1,563,960
   Federal National Mortgage
     Association
     3.125% 11/15/2003...............         75,000             75,754
                                                        ---------------
                                                              5,200,995
                                                        ---------------
 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (4.5%)
   6.00% 06/15/2032..................        378,963            379,385
   7.00% 09/15/2031 - 05/15/2032.....      3,317,873          3,452,920
                                                        ---------------
                                                              3,832,305
                                                        ---------------
 FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) (1.4%)
   FHLMC Gold Pool #E84751
     6.50% 08/01/2016................      1,182,106          1,227,026
                                                        ---------------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (7.8%)
   6.00% 03/01/2009 - 06/01/2017.....      4,273,284          4,383,428
   +6.50% 07/25/2032.................        260,000            265,469
   7.00% 12/01/2031..................      1,952,290          2,024,701
                                                        ---------------
                                                              6,673,598
                                                        ---------------
 AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (2.6%)
   FNMA Gtd. Remic Pass Thru Ctf
     Remic Tr. 1991-146 Cl. Z
     8.00% 10/25/2006................         82,268             86,638
     Remic Tr. 2001-70 Cl. CA
     6.00% 05/25/2030................        915,276            931,328

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                         PRINCIPAL
                                          AMOUNT             VALUE
-----------------------------------------------------------------------
   FHLMC Multiclass Mtg. Partn. Ctfs
     Gtd. Series 1138 Cl. G
     8.50% 09/15/2006................  $     197,157    $       206,829
     Gtd. Series 2052 Cl. PG
     6.25% 02/15/2023................        963,705            990,742
                                                        ---------------
                                                              2,215,537
                                                        ---------------
Total U.S. Government Securities
 (Cost $22,773,996)..................                        23,077,622
                                                        ---------------
CORPORATE NOTES (32.3%)
 INDUSTRIAL (15.3%)
   Alcoa, Inc.
     7.25% 08/01/2005................        750,000            804,195
   American Home Products Corp.
     6.25% 03/15/2006................        350,000            373,597
   BP America, Inc.
     Medium Term Notes, Series 7
     5.00% 12/16/2003................        500,000            515,521
   Caterpillar Financial Services
     Corp.
     6.875% 08/01/2004...............        500,000            530,645
   Coca-Cola Enterprises, Inc.
     8.00% 01/04/2005................        650,000            710,190
   Conoco, Inc.
     5.90% 04/15/2004................        600,000            623,952
   Costco Wholesale Corp.
     5.50% 03/15/2007................        640,000            659,994
   Cox Enterprises, Inc. (144A)
     8.00% 02/15/2007................        725,000            728,351
   Diageo Capital plc
     6.625% 06/24/2004...............        700,000            744,611
   Dow Chemical Co.
     7.00% 08/15/2005................        750,000            798,300
   Honeywell International, Inc.
     5.125% 11/01/2006...............        600,000            605,515
   International Paper Co.
     8.00% 07/08/2003................        800,000            836,608
   Lowe's Cos., Inc.
     7.50% 12/15/2005................        300,000            326,883
   Pepsi Bottling Holdings, Inc.
     (144A)
     5.375% 02/17/2004...............        750,000            775,639
   Phillips Petroleum Co.
     8.50% 05/25/2005................        500,000            557,630
   Procter & Gamble Co.
     4.75% 06/15/2007................        325,000            328,343
   TCI Communications, Inc.
     7.25% 08/01/2005................        675,000            655,033
   Time Warner, Inc.
     7.975% 08/15/2004...............        650,000            684,200
   United Technologies Corp.
     4.875% 11/01/2006...............        550,000            553,905

-----------------------------------------------------------------------
                                         PRINCIPAL
                                          AMOUNT             VALUE
   Verizon Global Funding Corp.
     Medium Term Notes, Series A
     7.60% 03/15/2007................  $     600,000    $       657,679
   WellPoint Health Networks, Inc.
     6.375% 06/15/2006...............        610,000            642,798
                                                        ---------------
                                                             13,113,589
                                                        ---------------
 FINANCIAL (10.1%)
   Bank of America Corp.
     7.625% 06/15/2004...............        675,000            725,092
   CIT Group, Inc.
     7.25% 08/15/2005................        245,000            236,060
     7.625% 08/16/2005...............        125,000            122,635
   Citigroup, Inc.
     6.75% 12/01/2005................        850,000            912,671
   Equitable Cos., Inc.
     9.00% 12/15/2004................        700,000            779,121
   Ford Motor Credit Co.
     6.875% 02/01/2006...............        725,000            740,464
   General Motors Acceptance Corp.
     Medium Term Notes
     5.25% 05/16/2005................        450,000            453,057
   Health Care Property Investors,
     Inc.
     6.875% 06/08/2005...............        625,000            649,956
   Household Finance Corp.
     6.40% 06/17/2008................        725,000            728,451
   Simon Property Group L.P.
     6.625% 06/15/2003...............        800,000            822,168
   U.S. Bancorp
     5.10% 07/15/2007................        675,000            686,903
   Wachovia Corp.
     4.95% 11/01/2006................        600,000            604,398
   Washington Mutual, Inc.
     5.625% 01/15/2007...............        350,000            357,493
   Wells Fargo & Co.
     7.25% 08/24/2005................        750,000            815,325
                                                        ---------------
                                                              8,633,794
                                                        ---------------
 UTILITIES (5.8%)
   Coastal Corp.
     6.50% 05/15/2006................        625,000            605,706
   FPL Group Capital, Inc.
     6.875% 06/01/2004...............        500,000            524,610
     7.625% 09/15/2006...............        500,000            545,815
   Kinder Morgan Energy Partners L.P.
     8.00% 03/15/2005................        550,000            594,590
   Pinnacle West Capital Corp.
     6.40% 04/01/2006................        600,000            616,782
   Progress Energy, Inc.
     5.85% 10/30/2008................        650,000            655,640

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA SHORT TERM BOND FUND (CONT.)
JUNE 30, 2002 (UNAUDITED)
                                         PRINCIPAL
                                          AMOUNT             VALUE
-----------------------------------------------------------------------
   Sprint Capital Corp.
     6.00% 01/15/2007................  $     350,000    $       272,950
   Texas Eastern Transmission Corp.
     5.25% 07/15/2007................        450,000            450,868
   TXU Eastern Funding Co.
     6.45% 05/15/2005................        700,000            718,283
                                                        ---------------
                                                              4,985,244
                                                        ---------------
 INTERNATIONAL (1.1%)
   Quebec Province
     6.50% 01/17/2006................        600,000            644,100
   Kingdom of Spain
     7.00% 07/19/2005................        275,000            300,432
                                                        ---------------
                                                                944,532
                                                        ---------------
Total Corporate Notes
 (Cost $27,195,245)..................                        27,677,159
                                                        ---------------
OTHER SECURITIZED LOANS (33.7%)
 ASSET BACKED SECURITIES (14.1%)
   AmeriCredit Automobile Receivables
     Trust Series 2000-1 Cl. B
     7.16% 09/05/2005................        690,000            730,710
   IMC Home Equity Loan Trust
     Series 1995-3 Cl. A5
     7.50% 04/25/2026................        972,000            988,728
     Series 1997-3 Cl. A6
     7.52% 08/20/2028................      1,300,000          1,363,651
     Series 1997-3 Cl. A7
     7.08% 08/20/2028................        608,188            634,974
   Mellon Bank Home Equity
     Installment Loan Trust
     Series 1998-1 Cl. A3
     6.32% 06/25/2012................        377,777            381,953
   Merit Securities Corp.
     Series 13 Cl. A4
     7.88% 12/28/2033................      1,430,000          1,523,607
   *SLM Student Loan Trust
     Series 1997-2 Cl. A2
     2.31% 01/25/2010................        990,000            993,391
     Series 1997-4 Cl. A2
     2.46% 10/25/2010................      2,250,000          2,274,826
     Series 1998-1 Cl. A2
     2.47% 10/25/2011................      1,920,000          1,941,170
   The Money Store Home Equity Loan
     Trust
     Series 1996-C Cl. A7
     7.91% 12/15/2027................      1,000,000          1,034,963

-----------------------------------------------------------------------
                                         PRINCIPAL
                                          AMOUNT             VALUE
   UCFC Home Equity Loan Trust Series
     1996-B1 Cl. A7
     8.20% 09/15/2027................  $     240,000    $       249,626
                                                        ---------------
                                                             12,117,599
                                                        ---------------
 COLLATERALIZED MORTGAGE OBLIGATIONS (17.7%)
   Citicorp Mortgage Securities, Inc.
     Series 1998-2 Cl. A4
     6.75% 04/25/2028................      2,397,000          2,434,405
   First Financial Mortgage Trust
     Series 9 Cl. A4
     5.80% 11/25/2008................        833,041            846,935
   Headlands Mortgage Securities,
     Inc.
     Series 1997-3 Cl. 1A6
     7.00% 07/25/2027................        398,062            397,515
   Impac Secured Assets Common Owner
     Trust Series 2002-3 Cl. A2
     5.21% 08/25/2032................        675,000            679,927
   OCWEN Residential MBS Corp. (144A)
     Series 1998-R1 Cl. A1
     7.00% 10/25/2040................        738,713            757,376
   PNC Mortgage Securities Corp.
     Series 1998-12 Cl. 4A5
     6.475% 01/25/2029...............        391,927            401,900
     Series 1999-5 Cl. 2A6
     6.75% 07/25/2029................        478,102            487,972
   *PNC Mortgage Securities Corp. (144A)
     Series 1996-PR1 Cl. A
     6.09% 04/28/2027................        314,197            308,884
   Residential Asset Securities Corp.
     Series 2000-KS1 Cl. AI3
     7.735% 10/25/2025...............        294,642            302,129
   Residential Asset Securitization
     Trust
     Series 2002-A1 Cl. A2
     5.35% 09/25/2026................      1,200,000          1,213,910
     Series 1999-A1 Cl. A1
     6.75% 03/25/2029................      1,002,962          1,029,732
     Series 1999-A4 Cl. A1
     6.50% 03/25/2029................        324,929            331,172
     Series 2002-A5 Cl. A2
     5.82% 05/25/2035................      1,750,000          1,779,392
   Residential Funding Mortgage
     Securities I, Inc.
     Series 1999-S25 Cl. A1
     6.75% 12/25/2014................        181,280            186,905
   Saco I, Inc. (144A)
     Series 1997-2 Cl. 1A5
     7.00% 08/25/2036................        750,000            780,689

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                         PRINCIPAL
                                          AMOUNT             VALUE
-----------------------------------------------------------------------
   Structured Asset Mortgage
     Investments, Inc.
     Series 2002-3 Cl. 1A
     6.75% 07/28/2028................  $   1,300,458    $     1,351,272
   Structured Asset Securities Corp.
     Series 1999-ALS2 Cl. A2
     6.75% 07/25/2029................        478,858            492,742
     Series 2001-2 Cl. 1A1
     6.50% 03/25/2031................        492,692            499,649
   Washington Mutual Mortgage
     Securities Corp. Series
     2001-MS10 Cl. 3A1
     6.50% 09/25/2031................        842,100            864,099
                                                        ---------------
                                                             15,146,605
                                                        ---------------
COMMERCIAL MORTGAGE BACKED SECURITIES (1.9%)
   *GMAC Commercial Mortgage Asset
     Corp. (144A)
     Series 2001-FLAA Cl. B1
     2.34% 06/15/2013................        719,820            717,823
   Merrill Lynch Mortgage Investors,
     Inc.
     Series 1996-C1 Cl. A3
     7.42% 04/25/2028................        825,000            886,997
                                                        ---------------
                                                              1,604,820
                                                        ---------------
Total Other Securitized Loans
 (Cost $28,424,037)..................                        28,869,024
                                                        ---------------
REPURCHASE AGREEMENTS (6.1%)
   J.P. Morgan Securities, Inc.
     1.85% dated 06/28/2002, due
     07/01/2002 in the amount of
     $3,216,990. Collateralized by
     U.S. Treasury Bills due
     07/05/2002 to 11/29/2014
     U.S. Treasury Strips due
     02/15/2010 to 08/15/2028........      3,216,501          3,216,501
   Merrill Lynch
     1.80% dated 06/28/2002, due
     07/01/2002 in the amount of
     $2,000,296. Collateralized by U.
     S. Treasury Strips due
     08/15/2012 to 08/15/2017........      2,000,000          2,000,000
                                                        ---------------
Total Repurchase Agreements (Cost
 $5,216,501).........................                         5,216,501
                                                        ---------------

-----------------------------------------------------------------------

                                                             VALUE
TOTAL INVESTMENTS (99.1%)
 (Cost $83,609,779)..................                   $    84,840,306
OTHER ASSETS LESS LIABILITIES
 (0.9%)..............................                           733,618
                                                        ---------------
NET ASSETS (100.0%)..................                   $    85,573,924
                                                        ===============

* Variable rate security - the rate reported is the rate in effect as of June 30, 2002.
+ A portion of this security purchased on when-issued basis.
++ A portion of this security was segregated at the custodian to cover a when-issued security.

COLUMBIA FIXED INCOME SECURITIES FUND
JUNE 30, 2002 (UNAUDITED)
                                         PRINCIPAL
                                          AMOUNT             VALUE
-----------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES (38.2%)
 U.S. TREASURY BILLS (1.3%)
     1.73% 08/01/2002................  $   6,200,000    $     6,191,407
                                                        ---------------
 U.S. TREASURY NOTES & BONDS (8.0%)
   U.S. Treasury Bonds
     8.875% 08/15/2017...............     16,435,000         22,172,902
     6.25% 08/15/2023................      6,910,000          7,405,723
   U.S. Treasury Inflation Index
     Bonds
     3.375% 01/15/2007...............      8,084,310          8,411,474
                                                        ---------------
                                                             37,990,099
                                                        ---------------
 U.S. AGENCY BONDS (1.4%)
   Federal Home Loan Bank
     5.375% 01/05/2004...............      2,275,000          2,365,522
   Federal National Mortgage
     Association
     7.125% 01/15/2030...............      3,875,000          4,339,264
                                                        ---------------
                                                              6,704,786
                                                        ---------------
 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (10.0%)
     6.00% 08/15/2031 - 02/15/2032...      6,001,820          6,008,500
     6.50% 10/15/2031 - 12/15/2031...      6,156,058          6,295,049
     7.00% 01/15/2031 - 05/15/2031...     34,062,037         35,448,464
     8.00% 05/15/2031................         60,012             63,947
                                                        ---------------
                                                             47,815,960
                                                        ---------------
 FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) (4.4%)
     6.00% 03/01/2017................      1,157,260          1,182,647
     6.50% 08/01/2016 - 05/01/2032...     19,064,155         19,612,673
                                                        ---------------
                                                             20,795,320
                                                        ---------------

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------


COLUMBIA FIXED INCOME SECURITIES FUND (CONT.)
JUNE 30, 2002 (UNAUDITED)
                                         PRINCIPAL
                                          AMOUNT             VALUE
-----------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (6.4%)
   ++6.00% 03/01/2009 - 05/01/2017...  $  10,618,253    $    10,894,909
   +6.15% 06/25/2032.................      2,004,338          2,047,305
   +6.50% 07/25/2032.................      1,730,000          1,766,390
   +7.00% 07/01/2031 - 11/01/2031....     14,929,816         15,483,563
                                                        ---------------
                                                             30,192,167
                                                        ---------------
 FEDERAL HOUSING ADMINISTRATION (FHA) (0.5%)
   FHA Insured Project Pool
     #051-11078
     8.35% 04/01/2030................      2,145,059          2,283,061
                                                        ---------------
 AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (6.2%)
   FNMA Gtd. Remic Pass Thru Ctf
     Remic Tr. 1996-W2 Cl. A7
     7.80% 06/25/2026................      1,000,000          1,088,901
     Remic Tr. 2001-56 Cl. KD
     6.50% 07/25/2030................      1,920,000          1,985,144
     Remic Tr. 2001-55 Cl. PC
     6.50% 10/25/2031................      5,418,000          5,486,054
   FHLMC GNMA Multiclass Mtg. Partn.
     Ctfs Gtd. Series 24 Cl. J
     6.25% 11/25/2023................      2,310,000          2,405,915
   FHLMC Multiclass Mtg. Partn. Ctfs
     Gtd. Series 2235 Cl. VN
     7.00% 06/15/2014................      4,680,000          4,991,357
     Gtd. Series 1558 Cl. C
     6.50% 07/15/2023................      2,991,000          3,164,501
     Gtd. Series 2065 Cl. PB
     6.25% 01/15/2024................      1,050,000          1,092,326
     Gtd. Series 2085 Cl. PD
     6.25% 11/15/2026................      2,471,000          2,528,896
     Gtd. Series 2113 Cl. MU
     6.50% 08/15/2027................      2,480,000          2,566,006
     Gtd. Series 2462 Cl. JE
     6.50% 11/15/2030................      3,880,000          3,999,892
                                                        ---------------
                                                             29,308,992
                                                        ---------------
Total U.S. Government Securities
 (Cost $175,635,884).................                       181,281,792
                                                        ---------------
CORPORATE NOTES & BONDS (38.8%)
 INDUSTRIAL (20.2%)
   Alcan, Inc.
     7.25% 03/15/2031................      1,275,000          1,357,747
   Alcoa, Inc.
     6.75% 01/15/2028................        950,000            969,218
     Series B
     6.50% 06/15/2018................        975,000            971,607

-----------------------------------------------------------------------
JUNE 30, 2002 (UNAUDITED)
                                         PRINCIPAL
                                          AMOUNT             VALUE
   Allied Waste North America, Inc.
     Series B
     10.00% 08/01/2009...............  $   1,000,000    $       982,500
   American Home Products Corp.
     6.25% 03/15/2006................      2,000,000          2,134,840
   AmerisourceBergen Corp.
     8.125% 09/01/2008...............        500,000            513,750
   Anadarko Finance Co.
     Series B
     7.50% 05/01/2031................      3,185,000          3,391,038
   Anheuser-Busch Cos., Inc.
     5.75% 04/01/2010................      3,800,000          3,862,738
   Ball Corp.
     7.75% 08/01/2006................        850,000            878,687
   BP Amoco plc
     5.90% 04/15/2009................      1,800,000          1,839,726
   Burlington Northern Sante Fe Corp.
     7.125% 12/15/2010...............      1,900,000          2,048,599
     6.75% 07/15/2011................      2,000,000          2,105,660
   Charter Communications Holdings
     L.L.C./Charter Communications
     Holdings Capital Corp.
     8.25% 04/01/2007................      2,000,000          1,340,000
   Coca-Cola Enterprises, Inc.
     6.75% 01/15/2038................      1,000,000          1,001,430
   Coors Brewing Co. (144A)
     6.375% 05/15/2012...............      1,150,000          1,185,510
   Costco Wholesale Corp.
     5.50% 03/15/2007................      1,900,000          1,959,356
   Cott Beverages, Inc.
     8.00% 12/15/2011................        500,000            507,500
   Cox Enterprises, Inc. (144A)
     8.00% 02/15/2007................      2,250,000          2,260,400
   CSC Holdings, Inc.
     7.875% 12/15/2007...............      3,000,000          2,415,180
   Devon Financing Corp. U.L.C.
     6.875 09/30/2011................      1,650,000          1,721,308
   Diageo Capital plc
     6.625% 06/24/2004...............      2,700,000          2,872,071
   Dow Chemical Co.
     7.375% 11/01/2029...............        925,000            978,234
   Extended Stay America, Inc.
     9.875% 06/15/2011...............        500,000            512,500
   Federal Express Corp. Pass Thru
     Trust Series 1997-1C
     7.65% 01/15/2014................      1,948,111          2,004,177
   Fox/Liberty Networks L.L.C
     8.875% 08/15/2007...............        500,000            510,000
   Harrah's Operating Co., Inc.
     7.875% 12/15/2005...............        500,000            515,000

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                         PRINCIPAL
                                          AMOUNT             VALUE
-----------------------------------------------------------------------
   HCA-The Healthcare Co.
     6.91% 06/15/2005................  $     500,000    $       514,840
   Honeywell International, Inc.
     7.50% 03/01/2010................      4,200,000          4,677,120
   International Game Technology
     7.875% 05/15/2004...............        700,000            721,000
     8.375% 05/15/2009...............        250,000            263,125
   International Paper Co.
     8.00% 07/08/2003................      3,925,000          4,104,608
     6.75% 09/01/2011................      1,095,000          1,128,836
   Iron Mountain, Inc.
     8.625% 04/01/2013...............      1,000,000          1,025,000
   KB Home
     8.625% 12/15/2008...............      1,000,000          1,015,000
   L-3 Communications Corp. (144A)
     7.625% 06/15/2012...............        260,000            260,813
   Lear Corp., Series B
     7.96% 05/15/2005................      1,500,000          1,547,504
   Lowe's Cos., Inc.
     6.50% 03/15/2029................      2,200,000          2,120,241
   MeadWestvaco Corp.
     6.85% 04/01/2012................      1,500,000          1,577,607
   Mediacom L.L.C./Mediacom Capital
     Corp.
     9.50% 01/15/2013................        750,000            622,500
   Park Place Entertainment Corp.
     9.375% 02/15/2007...............      2,725,000          2,854,437
   Pennzoil-Quaker State Co.
     10.00% 11/01/2008...............        500,000            588,125
   Pepsi Bottling Holdings, Inc.
     (144A)
     5.625% 02/17/2009...............      5,000,000          5,069,050
   Phillips Petroleum Co.
     8.50% 05/25/2005................      3,625,000          4,042,818
   Pride International, Inc.
     9.375% 05/01/2007...............        500,000            521,250
   Procter & Gamble Co.
     4.75% 06/15/2007................      1,950,000          1,970,058
   Scotts Co., The
     8.625% 01/15/2009...............        350,000            357,000
   Select Medical Corp.
     9.50% 06/15/2009................        500,000            507,500
   Starwood Hotels & Resorts
     Worldwide, Inc. (144A)
     7.875% 05/01/2012...............      1,000,000            985,000
   Station Casinos, Inc.
     9.75% 04/15/2007................      2,000,000          2,062,500
   TCI Communications, Inc.
     7.25% 08/01/2005................      3,815,000          3,702,152
   Teekay Shipping Corp.
     8.875% 07/15/2011...............      1,000,000          1,045,000

-----------------------------------------------------------------------
                                         PRINCIPAL
                                          AMOUNT             VALUE
   Time Warner, Inc.
     7.975% 08/15/2004...............  $   1,950,000    $     2,052,601
   Toll Corp.
     7.75% 09/15/2007................      1,000,000            982,500
   United Rentals, Inc.
     Series B
     10.75% 04/15/2008...............      2,000,000          2,130,000
   United Technologies Corp.
     7.125% 11/15/2010...............      3,000,000          3,287,250
   Verizon Global Funding Corp.
     7.25% 12/01/2010................      2,175,000          2,167,518
   Yum! Brands, Inc.
     8.50% 04/15/2006................      1,250,000          1,306,250
                                                        ---------------
                                                             96,047,979
                                                        ---------------
 FINANCIAL (10.6%)
   Bank of America Corp.
     5.875% 02/15/2009...............      1,355,000          1,368,265
     7.80% 02/15/2010................      2,700,000          2,999,646
   CIT Group, Inc.
     7.25% 08/15/2005................      1,940,000          1,869,209
   Citigroup, Inc.
     7.25% 10/01/2010................      3,500,000          3,798,830
   Equitable Cos., Inc.
     9.00% 12/15/2004................      1,190,000          1,324,506
   Ford Motor Credit Co.
     6.875% 02/01/2006...............      5,700,000          5,821,581
   General Electric Capital Corp.
     6.00% 06/15/2012................      4,065,000          4,053,220
   General Motors Acceptance Corp.
     5.25% 05/16/2005................      2,600,000          2,617,664
   Health Care Property Investors,
     Inc.
     6.45% 06/25/2012................      2,690,000          2,685,110
   Health Care REIT, Inc.
     7.50% 08/15/2007................        500,000            525,115
   Household Finance Corp.
     6.40% 06/17/2008................      4,100,000          4,119,516
   Simon Property Group L.P.
     6.625% 06/15/2003...............      2,050,000          2,106,806
   Simon Property Group, Inc.
     6.75% 02/09/2004................      2,000,000          2,074,660
   U.S. Bank N.A.
     6.375% 08/01/2011...............      4,000,000          4,147,760
   Wachovia Corp.
     4.95% 11/01/2006................      4,330,000          4,361,739
   Washington Mutual, Inc.
     5.625% 01/15/2007...............      2,405,000          2,456,491
   Wells Fargo Financial, Inc.
     4.875% 06/12/2007...............      4,175,000          4,174,027
                                                        ---------------
                                                             50,504,145
                                                        ---------------

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------


COLUMBIA FIXED INCOME SECURITIES FUND (CONT.)
JUNE 30, 2002 (UNAUDITED)
                                         PRINCIPAL
                                          AMOUNT             VALUE
-----------------------------------------------------------------------
UTILITIES (6.4%)
   Calpine Corp.
     7.625% 04/15/2006...............  $     450,000    $       306,000
     8.75% 07/15/2007................      1,000,000            680,000
   Coastal Corp.
     7.625% 09/01/2008...............      2,675,000          2,661,250
   El Paso Corp.
     Medium Term Notes
     7.75% 01/15/2032................      1,800,000          1,669,050
   FPL Group Capital, Inc.
     6.125% 05/15/2007...............      4,200,000          4,314,198
   Kinder Morgan Energy Partners L.P.
     6.75% 03/15/2011................      3,250,000          3,336,775
   Pinnacle West Capital Corp.
     6.40% 04/01/2006................      3,550,000          3,649,294
   Progress Energy, Inc.
     7.75% 03/01/2031................      2,115,000          2,253,617
   Southern Power Co. (144A)
     6.25% 07/15/2012................      3,000,000          3,013,962
   Sprint Capital Corp.
     6.00% 01/15/2007................      2,700,000          2,105,611
   Texas Eastern Transmission Corp.
     7.30% 12/01/2010................      2,175,000          2,324,640
   TXU Eastern Funding Co.
     6.45% 05/15/2005................      4,200,000          4,309,696
                                                        ---------------
                                                             30,624,093
                                                        ---------------
 INTERNATIONAL (1.6%)
   British Columbia Province
     5.375% 10/29/2008...............      1,900,000          1,969,312
   Kingdom of Spain
     7.00% 07/19/2005................      1,475,000          1,611,408
   Quebec Province
     7.00% 01/30/2007................      2,490,000          2,737,257
     7.125% 02/09/2024...............      1,090,000          1,188,067
                                                        ---------------
                                                              7,506,044
                                                        ---------------
Total Corporate Notes & Bonds
 (Cost $181,642,850).................                       184,682,261
                                                        ---------------
OTHER SECURITIZED LOANS (18.0%)
 ASSET BACKED SECURITIES (6.9%)
   Cityscape Home Loan Owner Trust
     Series 1997-4 Cl. A4
     7.44% 10/25/2018................      2,021,396          2,165,836
   ContiMortgage Home Equity Loan
     Trust Series 1999-3 Cl. A6
     7.68% 12/25/2029................      2,700,000          2,874,162

-----------------------------------------------------------------------
JUNE 30, 2002 (UNAUDITED)
                                         PRINCIPAL
                                          AMOUNT             VALUE
   IMC Home Equity Loan Trust Series
     1995-3 Cl. A5
     7.50% 04/25/2026................  $   1,000,000    $     1,017,210
     Series 1997-3 Cl. A6
     7.52% 08/20/2028................      4,660,000          4,888,164
     Series 1997-5 Cl. A9
     7.31% 11/20/2028................      5,440,000          5,722,258
   New Century Home Equity Loan
     Trust Series 1999-NCA Cl. A7
     7.32% 07/25/2029................      2,771,814          2,942,714
   Oakwood Mortgage Investors, Inc.
     Series 2000-D Cl. A4
     7.40% 07/15/2030................      5,300,000          5,676,170
   Salomon Brothers Mortgage
     Securities VII, Inc. Series
     1998-AQ1 Cl. A5
     7.15% 06/25/2028................      1,960,000          2,085,967
   *SLM Student Loan Trust
     Series 1997-4 Cl. A2
     2.46% 10/25/2010................      5,250,000          5,307,926
                                                        ---------------
                                                             32,680,407
                                                        ---------------
 COLLATERALIZED MORTGAGE OBLIGATIONS (8.6%)
   *Bear Stearns Mortgage Securities,
     Inc.
     Series 1996-2 Cl. A1
     4.63% 01/28/2025................      2,380,423          2,218,245
   CMC Securities Corp. IV
     Series 1997-2 Cl. 1A12
     7.25% 11/25/2027................      3,525,391          3,632,651
   Credit Suisse First Boston
     Mortgage Securities Corp.
     Series 2001-11 Cl. 1A3
     7.00% 06/25/2031................      1,865,340          1,947,527
   *DLJ Mortgage Acceptance Corp.
     (144A) Series 1999-B Cl. A1
     6.61% 08/28/2029................      3,241,497          3,075,371
   IMPAC Secured Assets Common Owner
     Trust Series 2002-3 Cl. A2
     5.21% 08/25/2032................      3,150,000          3,172,995
   PNC Mortgage Securities Corp.
     Series 1998-12 Cl. 4A4
     6.50% 01/25/2029................      1,858,026          1,906,196
     Series 1999-5 Cl. 2A6
     6.75% 07/25/2029................      2,354,586          2,403,196
   Residential Asset Securitization
     Trust
     Series 2002-A1 Cl. A2
     5.35% 09/25/2026................      3,120,000          3,156,165
     Series 2002-A7 Cl. A2
     5.18% 11/25/2026................      8,370,000          8,388,414
     Series 2002-A1 Cl. A4
     6.59% 01/25/2030................      4,848,000          4,976,087

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                         PRINCIPAL
                                          AMOUNT             VALUE
-----------------------------------------------------------------------
     Series 2002-A5 Cl. A2
     5.82% 05/25/2035................  $   1,209,000    $     1,229,305
   Structured Asset Securities Corp.
     Series 1999-ALS2 Cl. A2
     6.75% 07/25/2029................      2,721,927          2,800,848
     Series 2001-12 Cl. 1-A4
     5.80% 09/25/2031................      2,053,611          2,082,372
                                                        ---------------
                                                             40,989,372
                                                        ---------------
COMMERCIAL MORTGAGE BACKED SECURITIES (2.5%)
   Commercial Capital Access One,
     Inc. (144A) Series 3A Cl. A2
     6.615% 11/15/2028...............      6,960,000          7,349,076
   *GMAC Commercial Mortgage Asset
     Corp. (144A)
     Series 2001-FLAA Cl. B1
     2.34% 06/15/2013................      3,991,494          3,980,420
   Nationslink Funding Corp.
     Series 1999-Sl Cl. A5
     6.888% 11/10/2030...............        590,000            636,969
                                                        ---------------
                                                             11,966,465
                                                        ---------------
Total Other Securitized Loans
 (Cost $83,126,484)..................                        85,636,244
                                                        ---------------
REPURCHASE AGREEMENTS (4.4%)
   ++J.P. Morgan Securities, Inc.
     1.85% dated 06/28/2002, due
     07/01/2002 in the amount of
     $12,783,534. Collateralized by
     U.S. Treasury Bills due
     07/05/2002 to 11/29/2014 U.S.
     Treasury Strips due 02/15/2010
     to 08/15/2028...................     12,781,588         12,781,588
   ++Merrill Lynch
     1.80% dated 06/28/2002, due
     07/01/2002 in the amount of
     $8,001,184. Collateralized by
     U.S. Treasury Strips due
     08/15/2012 to 08/15/2017........      8,000,000          8,000,000
                                                        ---------------
Total Repurchase Agreements
 (Cost $20,781,588)..................                        20,781,588
                                                        ---------------
TOTAL INVESTMENTS (99.4%)
 (Cost $461,186,806).................                       472,381,885
OTHER ASSETS LESS LIABILITIES
 (0.6%)..............................                         2,800,396
                                                        ---------------
NET ASSETS (100.0%)..................                   $   475,182,281
                                                        ===============

* Variable rate security - the rate reported is the rate in effect as of June 30, 2002.
+ A portion of this security purchased on when-issued basis.
++ A portion of this security was segregated at the custodian to cover a when-issued security.

COLUMBIA NATIONAL MUNICIPAL BOND FUND
JUNE 30, 2002 (UNAUDITED)
                                         PRINCIPAL
                                          AMOUNT             VALUE
-----------------------------------------------------------------------
MUNICIPAL BONDS (96.8%)
 ALASKA (3.5%)
   Alaska Municipal Bond Bank
     Authority Series C (Insured
     Revenue)
     5.50% 09/15/2016................  $     100,000    $       106,803
   Palmer Alaska Valley Hospital
     Association (Insured Revenue)
     5.35% 12/01/2012................        125,000            132,300
   Alaska Industrial Development &
     Export Authority Snettisham
     Hydroelectric Series 1
     Unrefunded Balance (Insured
     Revenue) (AMT)
     5.50% 01/01/2008................         95,000            103,609
   Alaska Industrial Development &
     Export Authority Snettisham
     Hydroelectric Series 1 (Pre-
     Refunded) (AMT)
     5.50% 01/01/2008................          5,000              5,475
   Alaska State Housing Finance Corp.
     Coll. First Series Veterans Mtg.
     A2 (Insured General Obligation)
     (AMT)
     6.00% 06/01/2015................        125,000            130,687
                                                        ---------------
                                                                478,874
                                                        ---------------
 COLORADO (0.5%)
   Colorado Housing Finance Authority
     Single Family Program Sub B
     (Revenue)
     4.875% 04/01/2007...............         70,000             72,864
                                                        ---------------
 GEORGIA (1.1%)
   Georgia Municipal Electric Power
     Revenue Series B (Revenue)
     5.50% 01/01/2018................        150,000            150,658
                                                        ---------------
 IDAHO (4.3%)
   Boise City Idaho Housing Authority
     Refunding Hobler Place Project
     (Revenue)
     4.75% 02/01/2007................        200,000            199,992
   Boise City Idaho Independent
     School District Refunding
     (Insured General Obligation)
     4.60% 07/30/2015................        250,000            252,698

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA NATIONAL MUNICIPAL BOND FUND (CONT.)
JUNE 30, 2002 (UNAUDITED)
                                         PRINCIPAL
                                          AMOUNT             VALUE
-----------------------------------------------------------------------
   Idaho Health Facilities Authority
     Bingham Memorial Hospital
     Project (Revenue)
     5.85% 03/01/2019................  $     100,000    $        96,539
   Idaho Student Loan Fund Marketing
     Association, Inc. Series C
     (Revenue) (AMT)
     5.60% 04/01/2007................         45,000             46,446
                                                        ---------------
                                                                595,675
                                                        ---------------
 ILLINOIS (10.3%)
   Broadview Illinois Tax Increment
     (Revenue)
     4.90% 07/01/2006................         75,000             75,839
   Chicago Illinois Housing Authority
     Capital Program (Revenue)
     5.375% 07/01/2019...............        250,000            255,135
   Chicago Illinois Park District
     Aquarium & Museum (Insured
     General Obligation)
     5.80% 01/01/2018................        150,000            160,232
   Chicago Illinois Public Building
     Commission Refunding Chicago
     School Reform-B (Insured
     Revenue)
     5.25% 12/01/2016................        250,000            271,620
   Lake County Illinois Community
     School District #095 Lake Zurich
     Capital Appreciation (Insured
     General Obligation)
     0.00% 12/01/2017................        340,000            153,938
   Madison & St Clair Counties
     Illinois School District #010
     Collinsville School Building
     (Insured General Obligation)
     5.50% 02/01/2012................        250,000            274,585
   Regional Transportation Authority
     Illinois Series A (Insured
     Revenue)
     6.40% 06/01/2012................        100,000            117,912
   Will County Illinois Forest
     Preservation District Series B
     (Insured General Obligation)
     0.00% 12/01/2011................        150,000             99,035
                                                        ---------------
                                                              1,408,296
                                                        ---------------

-----------------------------------------------------------------------
                                         PRINCIPAL
                                          AMOUNT             VALUE
 INDIANA (4.5%)
   +Indiana Bond Backed Special
     Program Hendricks Series D
     (Insured Revenue)
     5.375% 04/01/2015...............  $     250,000    $       266,773
   Indiana Transportation Financial
     Authority Airport Facilities
     Lease Series A (Revenue)
     5.50% 11/01/2017................        100,000            101,248
   West Lafayette Indiana Building
     Corp. First Mortgage Police
     Station Project (Insured
     Revenue)
     5.00% 07/15/2018................        250,000            253,230
                                                        ---------------
                                                                621,251
                                                        ---------------
 IOWA (1.0%)
   Iowa Finance Authority Single
     Family Mortgage Series A
     (Insured Revenue)
     5.80% 07/01/2016................        135,000            139,566
                                                        ---------------
 KENTUCKY (0.6%)
   Louisville & Jefferson County
     Kentucky Visitors & Convention
     Commission Capital Appreciation
     Series BBB (Insured Revenue)
     0.00% 12/01/2008................        100,000             75,521
                                                        ---------------
 MAINE (0.8%)
   Regional Waste System Industry
     Maine Solid Waste Resource
     Recovery Series Q (Revenue)
     (AMT)
     5.50% 07/01/2004................        100,000            105,901
                                                        ---------------
 MICHIGAN (5.4%)
   Lansing Michigan Board Water &
     Light Water Supply Steam &
     Electric Utility System Series A
     (Revenue)
     5.00% 07/01/2015................        260,000            268,323
   Michigan State Hospital Finance
     Authority Ascension Health
     Credit Series A (Insured
     Revenue)
     6.00% 11/15/2019................        100,000            106,426
   Michigan State Hospital Finance
     Authority Ascension Health
     Credit Series A (Revenue)
     5.375% 11/15/2033...............        100,000            106,576

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                         PRINCIPAL
                                          AMOUNT             VALUE
-----------------------------------------------------------------------
   Warren Michigan Downtown
     Development (Insured General
     Obligation)
     5.00% 10/01/2016................  $     250,000    $       259,262
                                                        ---------------
                                                                740,587
                                                        ---------------
 MISSISSIPPI (2.7%)
   Jones County Mississippi Hospital
     Refunding South Central Regional
     Medical Center (Revenue)
     4.90% 12/01/2004................        100,000            102,974
   Mississippi Development Bank
     Special Obligation Natchez
     Convention Center Project
     (Insured Revenue)
     6.50% 07/01/2013................        230,000            273,452
                                                        ---------------
                                                                376,426
                                                        ---------------
 MISSOURI (1.6%)
   Missouri State Highways & Transit
     Commission State Road Revenues
     Series A (Revenue)
     5.625% 02/01/2012...............        200,000            222,378
                                                        ---------------
 MONTANA (1.6%)
   Whitefish Montana Tax Increment
     Urban Renewal (Revenue)
     6.625% 07/15/2020...............        200,000            213,412
                                                        ---------------
 NEVADA (0.8%)
   Clark County Nevada Passenger
     Facility Charge Las Vegas
     McCarran International Airport B
     (Insured Revenue) (AMT)
     6.25% 07/01/2011................        100,000            102,367
                                                        ---------------
 NEW YORK (1.9%)
   New York City, New York Series A
     (General Obligation)
     6.00% 05/15/2021................        250,000            265,615
                                                        ---------------
 OHIO (2.9%)
   Oak Hills Ohio Local School
     District (Insured General
     Obligation)
     7.20% 12/01/2009................        100,000            122,304
   Ohio State Water Development
     Authority Refunding Fresh Water
     Series B (Insured Revenue)
     5.50% 12/01/2018................        250,000            276,928
                                                        ---------------
                                                                399,232
                                                        ---------------

-----------------------------------------------------------------------
                                         PRINCIPAL
                                          AMOUNT             VALUE
 OKLAHOMA (1.6%)
   Okmulgee County Oklahoma 1st
     Mortgage (Insured Revenue)
     6.00% 03/01/2015................  $     200,000    $       219,592
                                                        ---------------
 OREGON (18.4%)
   Bend Oregon Municipal Airport PJ
     Series B (Revenue) (AMT)
     5.375% 06/01/2013...............        100,000            105,505
   Benton County Oregon Hospital
     Facilities Authority Refunding
     Samaritan Health Services
     Project (Revenue)
     4.20% 10/01/2005................         40,000             41,346
     4.60% 10/01/2009................         40,000             41,090
   Clackamas County Oregon Limited
     Tax Assessment
     6.25% 05/01/2015................        200,000            201,204
   Clackamas County Oregon Hospital
     Facility Authority Refunding Odd
     Fellows Home Series A (Revenue)
     5.875% 09/15/2021...............         50,000             43,978
   Damascus Oregon Water District
     Certificates of Participation
     5.25% 03/01/2019................        100,000             99,757
   Eugene Oregon Trojan Nuclear
     Project (Revenue)
     5.90% 09/01/2009................         35,000             35,237
   Hillsboro Oregon Hospital Facility
     Authority Refunding Tuality
     Healthcare (Revenue)
     5.25% 10/01/2004................        150,000            154,954
   Tuality Healthcare (Revenue)
     5.75% 10/01/2012................         25,000             25,377
   Klamath Community College, Oregon
     Service District (Revenue)
     4.70% 04/01/2010................         55,000             56,823
     4.80% 04/01/2011................         25,000             25,810
   Lebanon Oregon Urban Renewal
     Agency (Revenue)
     5.625% 06/01/2019...............        100,000            100,637
   Linn Benton Community College
     Oregon (Insured General
     Obligation)
     0.00% 06/15/2015................        240,000            130,373
   Oregon Health Sciences University
     Capital Appreciation Series A
     (Insured Revenue)
     0.00% 07/01/2016................        100,000             50,804

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA NATIONAL MUNICIPAL BOND FUND (CONT.)
JUNE 30, 2002 (UNAUDITED)
                                         PRINCIPAL
                                          AMOUNT             VALUE
-----------------------------------------------------------------------
   Oregon School Boards Association
     Flexfund Financing Program
     Series E
     5.50% 06/01/2005................  $     100,000    $       100,310
   Oregon State Veterans Welfare
     Series 75 (General Obligation)
     5.875% 10/01/2018...............         25,000             25,868
   Oregon State Housing & Community
     Services Department Single
     Family Mortgage Program Series B
     (Revenue)
     6.00% 07/01/2012................         70,000             73,914
   Port of St. Helens Oregon
     Pollution Control Portland
     General Electric Co. Series B
     (Revenue)
     4.80% 06/01/2010................        105,000             94,187
   Portland Oregon Housing Authority
     Pearl Court Apartments (Revenue)
     (AMT)
     5.55% 01/01/2003................        100,000            100,444
   Redmond Oregon Urban Renewal
     Agency Downtown Area B (Revenue)
     5.65% 06/01/2013................        100,000            101,922
   Salem Oregon Educational
     Facilities Refunding Willamette
     University Projects (Revenue)
     6.00% 04/01/2010................        100,000            104,384
   Willamette University Projects
     (Revenue)
     6.10% 04/01/2014................        120,000            126,798
   Salem Oregon Hospital Facility
     Authority Capital Manor, Inc.
     (Revenue)
     7.50% 12/01/2024................        150,000            155,634
   Sunriver Oregon Library County
     Service District (General
     Obligation)
     5.75% 06/01/2004................         20,000             21,329
   Washington County Oregon Housing
     Authority Multi Family Tualatin
     Meadows (Insured Revenue) (AMT)
     5.90% 11/01/2018................        100,000            103,903
   Affordable Housing Pool Series A
     (Revenue)
     6.00% 07/01/2020................        100,000             98,594

-----------------------------------------------------------------------
                                         PRINCIPAL
                                          AMOUNT             VALUE
   Washington & Clackamas Counties
     Oregon School District #23J
     Tigard (Oregon General
     Obligation)
     0.00% 06/15/2021................  $     350,000    $       128,020
   West Linn Oregon Water System
     (Revenue)
     6.00% 10/01/2020................        165,000            167,671
                                                        ---------------
                                                              2,515,873
                                                        ---------------
 SOUTH DAKOTA (1.1%)
   South Dakota State Building
     Authority Lease Capital
     Appreciation Series A (Insured
     Revenue)
     0.00% 12/01/2013................        250,000            147,645
                                                        ---------------
 TENNESSEE (4.2%)
   Knoxville Tennessee Gas System
     Series J (Revenue)
     5.00% 03/01/2015................        250,000            257,697
   Lawrenceburg Tennessee Public
     Building Authority Electric
     System Public Works, Series C
     (Insured General Obligation)
     5.50% 07/01/2016................        295,000            316,479
                                                        ---------------
                                                                574,176
                                                        ---------------
 TEXAS (13.7%)
   Amarillo Texas Health Facilities
     Corp. Baptist St. Anthony's
     Hospital Corp. (Insured Revenue)
     5.50% 01/01/2013................        100,000            109,305
   Arlington Texas Independent School
     District Capital Appreciation
     Refunding (Insured General
     Obligation)
     0.00% 02/15/2007................        150,000            126,860
   Cleburne Texas Capital
     Appreciation Certificates
     Obligation (Insured General
     Obligation)
     0.00% 02/15/2017................        450,000            203,868
   Harris County Texas Health
     Facilities De Teco Project
     Series B (Insured Revenue)
     5.70% 02/15/2015................        150,000            161,704
   Klein Texas Independent School
     District (Insured General
     Obligation)
     5.00% 08/01/2015................        180,000            186,415

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                         PRINCIPAL
                                          AMOUNT             VALUE
-----------------------------------------------------------------------
   Laredo Texas Sports Venue Sales
     Tax (Insured Revenue)
     5.75% 03/15/2013................  $     200,000    $       216,826
   Lubbock Texas Health Facility
     Development St. Joseph's Health
     System (Revenue)
     5.25% 07/01/2012................        150,000            155,985
   ++Magnolia Texas Independent
     School District (Insured General
     Obligation)
     5.25% 08/15/2017................        280,000            291,791
   North Texas Municipal Water
     District Texas Water System
     Revenue (Insured Revenue)
     5.00% 09/01/2014................        250,000            261,267
   West Harris County Texas Municipal
     Utility District #7 Capital
     Appreciation Refunding (Insured
     General Obligation)
     0.00% 03/01/2009................        225,000            167,875
                                                        ---------------
                                                              1,881,896
                                                        ---------------
 WASHINGTON (11.2%)
   Jefferson County Washington Public
     Utility District #1 Water &
     Sewer (Revenue)
     5.25% 05/01/2016................         50,000             50,736
     5.25% 05/01/2017................         50,000             50,391
   King County Washington Public
     Hospital District #4 Snoqualmie
     Valley Hospital (General
     Obligation)
     7.00% 12/01/2011................        150,000            156,189
   Pierce County Washington Housing
     Authority (Revenue)
     5.40% 12/01/2013................        100,000             96,851
   Port of Grays Harbor Washington
     (Revenue) (AMT)
     6.375% 12/01/2014...............        150,000            164,001
   Seattle Washington Municipal Light
     & Power (Revenue)
     6.00% 10/01/2016................        150,000            164,763
   Shelton Washington Water & Sewer
     (Revenue)
     5.25% 12/01/2018................         50,000             50,341
   Tacoma Solid Waste Series B
     (Pre-Refunded)
     6.00% 12/01/2009................         15,000             17,292

-----------------------------------------------------------------------
                                         PRINCIPAL
                                          AMOUNT             VALUE
   Tacoma Solid Waste Series B
     Unrefunded Balance (Insured
     Revenue)
     6.00% 12/01/2009................  $      85,000    $        97,402
   Thurston County Washington School
     District #401 Rochester (General
     Obligation)
     4.80% 12/01/2007................         55,000             55,311
   Toppenish Washington (General
     Obligation)
     4.60% 12/01/2006................         65,000             68,825
   University of Washington
     Educational Research Properties
     Lease 4225 Roosevelt Project
     Series A (Revenue)
     5.375% 06/01/2029...............        100,000             99,377
   Washington State Certificates
     Participation Department General
     Administration
     5.40% 07/01/2013................        100,000            106,211
   Washington State Health Care
     Facilities Authority Grays
     Harbor Community Hospital
     (Revenue)
     5.70% 07/01/2016................        200,000            208,606
   Washington State Public Power
     Supply System Nuclear Project #2
     Refunding Series A (Revenue)
     5.00% 07/01/2011................         50,000             52,422
   Nuclear Project #3 Capital
     Appreciation Refunding Series B
     (Revenue)
     0.00% 07/01/2012................        145,000             91,051
   Yakima County Washington School
     District #119 Selah (Insured
     General Obligation)
     5.00% 12/01/2006................         10,000             10,838
                                                        ---------------
                                                              1,540,607
                                                        ---------------
 WISCONSIN (2.3%)
   Door County Wisconsin Corporate
     Purpose Series A (Insured
     General Obligation)
     5.00% 09/01/2013................        300,000            316,536
                                                        ---------------
 WYOMING (0.8%)
   Wyoming Municipal Power Agency
     Power Supply Refunding Series
     1998 (Insured Revenue)
     5.25% 01/01/2011................        100,000            107,616
                                                        ---------------
 Total Municipal Bonds
   (Cost $12,833,789)................                        13,272,564
                                                        ---------------

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA NATIONAL MUNICIPAL BOND FUND (CONT.)
JUNE 30, 2002 (UNAUDITED)
                                         PRINCIPAL
                                          AMOUNT             VALUE
-----------------------------------------------------------------------
TAX EXEMPT MONEY MARKET INVESTMENT (3.9%)
   SEI Tax Exempt Trust
     (Cost $534,250).................  $     534,250    $       534,250
                                                        ---------------
TOTAL INVESTMENTS (100.7%)
 (Cost $13,368,039)..................                        13,806,814
OTHER ASSETS LESS LIABILITIES
 (-0.7%).............................                           (94,981)
                                                        ---------------
NET ASSETS (100.0%)..................                   $    13,711,833
                                                        ===============

+ This security purchased on when-issued basis.
++ A portion of this security was segregated at the custodian to cover a when-issued security.

COLUMBIA OREGON MUNICIPAL BOND FUND
JUNE 30, 2002 (UNAUDITED)
                                         PRINCIPAL
                                          AMOUNT             VALUE
-----------------------------------------------------------------------
GENERAL OBLIGATION BONDS (36.9%)
 STATE OF OREGON GENERAL OBLIGATION (5.3%)
   Board of Higher Education Deferred
     Interest Series A
     0.00% 08/01/2014................  $     490,000    $       280,628
     0.00% 08/01/2017................      1,050,000            502,509
     Refunding Series B
     6.25% 10/15/2012................        740,000            748,910
   Elderly & Disabled Housing
     Refunding Series B
     6.25% 08/01/2013................      1,000,000          1,023,230
   Veterans Welfare Series 80A
     5.70% 10/01/2032................      5,435,000          5,641,258
   Board of Higher Education Series A
     5.25% 08/01/2016................      1,330,000          1,399,931
     5.25% 08/01/2018................      3,390,000          3,519,600
   Elderly & Disabled Housing Series
     B
     4.95% 08/01/2020................      1,000,000            996,340
   Pollution Control Series C
     5.90% 06/01/2014................        400,000            407,192
   Veteran's Welfare
     9.00% 04/01/2004................        280,000            312,651
     5.85% 10/01/2015................        785,000            820,529
     7.25% 01/01/2007................      1,530,000          1,786,963
     7.30% 01/01/2008................        445,000            527,815
     7.30% 07/01/2008................      1,170,000          1,405,673
     8.00% 01/01/2008................      1,275,000          1,554,365
     8.00% 07/01/2008................        580,000            717,535

-----------------------------------------------------------------------
                                         PRINCIPAL
                                          AMOUNT             VALUE
     8.25% 07/01/2005................  $     545,000    $       632,304
     8.25% 07/01/2007................        540,000            662,596
     9.20% 04/01/2007................      2,390,000          3,006,190
     9.20% 10/01/2008................        385,000            505,355
                                                        ---------------
                                                             26,451,574
                                                        ---------------
 GENERAL OBLIGATION (16.3%)
   Aurora
     5.60% 06/01/2024................      1,205,000          1,197,408
   Canyonville South Umpqua Rural
     Fire District
     5.40% 07/01/2031................        610,000            609,237
   Clackamas & Washington Counties
     School District #3JT West Linn-
     Wilsonville
     5.875% 10/01/2009...............      2,550,000          2,594,038
   Clackamas County School District
     #086
     6.00% 06/15/2016................      2,350,000          2,603,588
   Clackamas County School District
     #7J Lake Oswego Series A
     5.70% 06/15/2010................      2,735,000          2,894,068
     Lake Oswego
     5.375% 06/01/2015...............      2,450,000          2,623,239
     5.375% 06/01/2016...............      1,295,000          1,373,801
     5.375% 06/01/2017...............      2,535,000          2,668,341
   Clackamas County School District
     #108
     5.375% 06/15/2015...............      1,055,000          1,133,112
   Clatsop County School District
     #001 Astoria
     5.50% 06/15/2019................      1,000,000          1,045,210
   Coos Bay
     4.90% 09/01/2007................      2,800,000          3,012,884
   Douglas County School District #4
     Roseburg
     4.90% 12/15/2011................        415,000            441,643
     5.00% 12/15/2012................        500,000            531,965
     5.15% 12/15/2014................        540,000            571,153
   Eugene Public Safety Facilities
     5.50% 06/01/2010................        850,000            900,125
     5.625% 06/01/2013...............      1,295,000          1,367,080
   Jackson County School District
     #009 Eagle Point
     5.625% 06/15/2015...............      1,920,000          2,095,949
   Lane & Douglas Counties School
     District #45J3
     6.00% 06/15/2014................      1,000,000          1,119,320
     6.00% 06/15/2015................      1,100,000          1,225,741
     6.00% 06/15/2016................      1,230,000          1,359,248
     6.00% 06/15/2017................      1,375,000          1,511,744

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                         PRINCIPAL
                                          AMOUNT             VALUE
-----------------------------------------------------------------------
   Lane County School District #4J
     Eugene Refunding
     5.25% 07/01/2013................  $   1,000,000    $     1,088,610
   Metro Washington Park Zoo Series A
     5.30% 01/15/2011................      1,000,000          1,052,990
   Multnomah County Refunding
     4.30% 10/01/2011................         10,000             10,151
   Multnomah-Clackamas Counties
     School District #10JT Gresham
     5.25% 06/01/2017................      1,620,000          1,654,328
   Port of Portland Series A
     0.00% 03/01/2007................      3,010,000          2,562,624
   Portland Community College
     District
     0.00% 07/01/2007................      2,025,000          1,704,463
   Portland Community College
     District Series A
     5.375% 06/01/2016...............      2,705,000          2,879,824
     5.375% 06/01/2017...............      2,540,000          2,686,914
     5.375% 06/01/2014...............      1,925,000          2,077,325
   Portland Ltd. Tax Series B
     0.00% 06/01/2020................      4,000,000          1,570,560
     0.00% 06/01/2012................      1,750,000          1,126,965
     0.00% 06/01/2013................      1,500,000            911,355
     0.00% 06/01/2014................      1,000,000            574,440
     0.00% 06/01/2016................      2,500,000          1,273,500
     0.00% 06/01/2018................      4,000,000          1,795,560
     0.00% 06/01/2019................      4,000,000          1,682,240
   Portland Parks Refunding Series A
     5.00% 06/01/2015................      3,950,000          4,104,485
   Portland Public Improvements
     Series A
     5.75% 06/01/2014................        965,000          1,005,675
   Salem-Keizer School District #24J
     5.00% 06/01/2019................      1,500,000          1,512,900
   Washington & Clackamas Counties
     School District #23J Tigard
     0.00% 06/15/2018................      2,700,000          1,196,505
     School District #23J Tigard
     Deferred Interest Series A
     0.00% 06/01/2010................      1,520,000          1,082,027
     School District #23J Tigard
     Refunding
     5.40% 01/01/2010................      1,720,000          1,776,691
   Washington County
     5.50% 06/01/2016................      2,785,000          2,983,988
   Washington County Refunding
     Criminal Justice Facilities
     5.00% 12/01/2010................      1,400,000          1,476,874

-----------------------------------------------------------------------
                                         PRINCIPAL
                                          AMOUNT             VALUE
   Washington County School District
     #48J Beaverton
     5.125% 01/01/2014...............  $   2,000,000    $     2,112,420
     5.125% 01/01/2017...............      1,820,000          1,880,406
     5.125% 01/01/2018...............      2,260,000          2,317,427
   Washington, Multnomah & Yamhill
     Counties School District #1J
     5.25% 06/01/2014................        500,000            527,190
     5.00% 11/01/2013................      1,375,000          1,472,831
                                                        ---------------
                                                             80,980,162
                                                        ---------------
 INSURED GENERAL OBLIGATION (15.3%)
   Chemeketa Community College
     District Series B
     5.60% 06/01/2014................      1,180,000          1,245,502
   Clackamas & Washington Counties
     School District #3JT
     5.00% 06/01/2016................        700,000            714,056
   Clackamas Community College
     5.25% 06/15/2018................      1,560,000          1,622,416
     5.25% 06/15/2015................      1,500,000          1,594,995
   Clackamas County School District
     #12 North Clackamas
     5.25% 06/01/2011................      1,000,000          1,078,550
     5.25% 06/01/2015................      2,750,000          2,889,480
   Columbia County School District
     #502 Deferred Interest
     0.00% 06/01/2012................      1,530,000            986,253
     0.00% 06/01/2013................      1,685,000          1,030,344
     0.00% 06/01/2014................      1,025,000            591,558
     0.00% 06/01/2007................        260,000            219,682
   Coos County School District #13
     North Bend
     5.50% 06/15/2015................      1,765,000          1,929,745
   Deschutes County School District
     #1 Series A
     5.50% 06/15/2018................      1,000,000          1,061,880
   Jefferson County School District
     #509J Madras School District
     5.25% 06/15/2018................      1,075,000          1,121,924
   Josephine County School District
     #7 Grants Pass
     5.70% 06/01/2013................      2,000,000          2,133,880
   Lane & Douglas Counties School
     District #97J
     5.30% 06/15/2015................      1,155,000          1,215,903
     School District #45J3
     6.00% 06/15/2013................      1,610,000          1,812,538

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA OREGON MUNICIPAL BOND FUND (CONT.)
JUNE 30, 2002 (UNAUDITED)
                                         PRINCIPAL
                                          AMOUNT             VALUE
-----------------------------------------------------------------------
   Lane County School District #19
     Springfield Refunding
     6.00% 10/15/2012................  $   1,740,000    $     2,025,551
     6.00% 10/15/2014................      1,310,000          1,524,512
     #52 Bethel
     6.25% 12/01/2007................        580,000            653,782
     6.40% 12/01/2009................        750,000            844,740
   Lincoln County School District
     5.60% 06/15/2010................      3,480,000          3,857,267
   Linn Benton Community College
     0.00% 06/15/2013................      1,000,000            610,410
     0.00% 06/15/2014................      1,000,000            574,750
     0.00% 06/15/2015................      1,000,000            543,220
     0.00% 06/15/2015................      1,000,000            541,160
     0.00% 06/15/2016................      1,000,000            508,440
   Linn County Community School
     District #9 Lebanon
     0.00% 06/15/2021................      2,000,000          1,893,120
     0.00% 06/15/2015................        710,000            693,926
   Marion County Certificates of
     Participation Courthouse Square
     Project Series A
     4.40% 06/01/2010................        430,000            445,265
   Marion County School District
     #103C Woodburn Series B
     0.00% 11/01/2006................      2,000,000          1,745,960
     0.00% 11/01/2007................      2,000,000          1,666,040
     0.00% 11/01/2009................      2,500,000          1,867,125
     0.00% 11/01/2011................      2,210,000          1,483,330
   Multnomah County School District
     #7 Reynolds
     5.00% 06/15/2018................      1,000,000          1,017,510
   Multnomah-Clackamas Counties
     Centennial School District
     #28-302
     5.375% 06/15/2016...............      2,055,000          2,188,328
     5.375% 06/15/2017...............      2,280,000          2,412,400
     5.375% 06/15/2018...............      2,490,000          2,615,894
   Northern Oregon Corrections
     5.25% 09/15/2012................      1,000,000          1,055,890
     5.30% 09/15/2013................      1,000,000          1,051,980
   Salem-Keizer School District #24J
     5.00% 06/01/2016................      1,455,000          1,494,183
     5.00% 06/01/2015................      1,000,000          1,032,930

-----------------------------------------------------------------------
                                         PRINCIPAL
                                          AMOUNT             VALUE
   State Department Administrative
     Services Certificate of
     Participation Refunding Series A
     4.50% 05/01/2012................  $   1,020,000    $     1,051,273
     5.00% 05/01/2013................      4,240,000          4,473,242
     5.00% 05/01/2014................      1,000,000          1,047,510
   Tillamook County
     5.70% 01/15/2016................        700,000            737,912
   Tillamook County Refunding
     4.60% 01/15/2015................        810,000            829,173
   Washington & Clackamas Counties
     School District #23J Tigard
     5.375% 06/15/2020...............      2,435,000          2,531,840
     5.375% 06/15/2017...............      1,500,000          1,594,995
   Washington County School District
     #088J Sherwood Unrefunded
     6.10% 06/01/2012................        185,000            200,597
     District #15 Forest Grove
     5.25% 06/01/2010................      1,000,000          1,097,710
     5.25% 08/01/2010................      1,150,000          1,232,455
     5.375% 06/15/2013...............      2,070,000          2,255,327
     5.375% 06/15/2015...............      2,515,000          2,701,211
     District #48J Beaverton
     5.10% 06/01/2012................        500,000            531,660
   Yamhill County School District #40
     6.00% 06/01/2009................        500,000            571,870
                                                        ---------------
                                                             76,453,194
                                                        ---------------
Total General Obligation Bonds
 (Cost $176,503,237).................                       183,884,930
                                                        ---------------
REVENUE BONDS (56.5%)
 OREGON REVENUE (37.7%)
   Albany Hospital Facility Authority
     Mennonite Home
     5.625% 10/01/2017...............        635,000            587,629
   Bend Municipal Airport PJ Series B
     (AMT)
     5.375% 06/01/2013...............        150,000            158,257
   Benton County Hospital Facilities
     Authority Refunding Samaritan
     Health Services Project
     4.30% 10/01/2006................        230,000            237,808
     4.40% 10/01/2007................        220,000            227,038
     4.80% 10/01/2011................        245,000            252,972
     5.20% 10/01/2017................      2,255,000          2,268,733
   Clackamas County Hospital Facility
     Authority Willamette View, Inc.
     Project Series A
     6.85% 11/01/2015................      1,580,000          1,681,215

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                         PRINCIPAL
                                          AMOUNT             VALUE
-----------------------------------------------------------------------
     Authority Legacy Health System
     5.375% 02/15/2012...............  $   3,135,000    $     3,319,244
     5.50% 02/15/2014................      2,385,000          2,501,460
     5.00% 02/15/2015................      1,400,000          1,410,724
     5.50% 02/15/2013................      5,450,000          5,753,347
     5.00% 02/15/2016................      1,000,000          1,005,460
     4.60% 05/01/2010................        885,000            900,815
     Authority Robison Jewish Home
     Project
     6.25% 10/01/2021................      1,650,000          1,640,199
     Authority GNMA Collateral
     Jennings Lodge
     7.50% 10/20/2031................      1,030,000          1,036,952
     Authority Refunding Odd Fellows
     Home Series A
     5.50% 09/15/2008................      1,380,000          1,359,341
     5.875% 09/15/2021...............      2,105,000          1,851,453
     5.70% 09/15/2013................        600,000            566,592
     Authority Refunding Willamette
     View, Inc. Project
     6.00% 11/01/2008................        670,000            678,462
     Authority Willamette Falls
     Hospital Project
     5.75% 04/01/2014................      1,005,000          1,011,321
     6.00% 04/01/2019................      1,750,000          1,758,452
     Kaiser Permanente Series A
     5.375% 04/01/2014...............      7,085,000          7,358,835
     Authority Legacy Health System
     Refunding
     5.00% 05/01/2006................      2,285,000          2,418,444
     5.25% 05/01/2021................      1,500,000          1,503,000
     5.75% 05/01/2016................      1,500,000          1,589,835
   Clackamas County Housing Authority
     Multifamily Housing Easton Ridge
     Series A
     5.80% 12/01/2016................      2,255,000          2,328,220
   Clatsop Care Center Health
     District Senior Housing
     6.875% 08/01/2028...............        500,000            502,865
   Deschutes County Hospital Facility
     Authority
     5.75% 01/01/2009................      1,670,000          1,740,507
   Deschutes County Hospital
     Facilities Authority Cascade
     Health Services, Inc.
     5.60% 01/01/2027................      5,550,000          5,597,175
     5.50% 01/01/2022................      2,000,000          2,015,620
     5.60% 01/01/2032................      3,000,000          3,014,460
   Deschutes Valley Water District
     5.875% 09/01/2005...............      3,010,000          3,272,773

-----------------------------------------------------------------------
                                         PRINCIPAL
                                          AMOUNT             VALUE
   Eugene Airport Refunding (AMT)
     5.50% 05/01/2005................  $     260,000    $       273,083
     5.65% 05/01/2006................        240,000            255,576
     5.65% 05/01/2007................        555,000            591,858
     5.70% 05/01/2008................        515,000            550,319
   Gresham Stormwater
     6.10% 10/01/2009................      1,115,000          1,172,545
   Hillsboro Hospital Facility
     Authority Tuality Healthcare
     5.75% 10/01/2012................      6,060,000          6,151,324
   Lebanon Urban Renewal Agency
     5.625% 06/01/2019...............      1,000,000          1,006,370
   Lebanon Wastewater Refunding
     5.75% 06/01/2011................      1,225,000          1,266,344
   Multnomah County Educational
     Facilities University of
     Portland Project
     5.70% 04/01/2015................      1,000,000          1,051,680
   Myrtle Point Water
     6.00% 12/01/2020................        510,000            518,420
   North Clackamas Parks & Recreation
     District Facilities
     5.70% 04/01/2013................      2,920,000          3,228,323
   Northern Wasco County People's
     Utility District Electric
     0.00% 02/01/2006................        610,000            525,375
     0.00% 02/01/2007................        585,000            468,018
     0.00% 02/01/2008................        610,000            452,559
     0.00% 02/01/2011................        500,000            298,470
   Oregon Department of
     Transportation Highway User Tax
     Series A
     5.125% 11/15/2026...............        300,000            299,400
   Oregon Health, Housing,
     Educational & Cultural
     Facilities Authority Linfield
     College Project Series A
     5.50% 10/01/2018................      1,000,000          1,006,570
     4.55% 10/01/2008................        525,000            536,340
     4.65% 10/01/2009................        555,000            563,142
     Goodwill Industries Lane County
     Series A
     6.65% 11/15/2022................      4,050,000          4,049,716
     Reed College Project Series A
     5.30% 07/01/2011................        500,000            529,260
     Authority/Aquarium
     4.75% 10/01/2008................      1,550,000          1,436,385
     4.90% 10/01/2009................        670,000            618,785

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA OREGON MUNICIPAL BOND FUND (CONT.)
JUNE 30, 2002 (UNAUDITED)
                                         PRINCIPAL
                                          AMOUNT             VALUE
-----------------------------------------------------------------------
   Oregon Housing & Community
     Services Department Mortgage
     Single Family Program Series A
     (AMT)
     6.20% 07/01/2027................  $   3,265,000    $     3,367,554
     Department Single Family
     Mortgage Program Series D
     6.70% 07/01/2013................      1,000,000          1,011,460
     Department Housing Finance
     Assisted Insured Multi-Unit B
     6.80% 07/01/2013................      8,360,000          8,505,798
     Department Mortgage Single
     Family Program Series F (AMT)
     5.65% 07/01/2028................      1,205,000          1,216,761
     Department Mortgage Single
     Family Series F MBIA-IBC (AMT)
     5.65% 07/01/2028................        900,000            908,784
     Department Mortgage Single
     Family Project Series E
     5.375% 07/01/2021...............      3,905,000          3,978,883
     Department Mortgage Single
     Family Program Series A
     4.85% 07/01/2010................        305,000            318,115
     Single Family Mortgage Program
     Series L (AMT)
     5.90% 07/01/2031................      4,205,000          4,271,061
   Oregon Housing & Community
     Services Mountain Shadows Apts.
     B-1
     6.25% 12/01/2005................      4,000,000          4,124,480
   Oregon Housing Financial
     5.80% 07/01/2009................        285,000            285,248
   Oregon State Economic Development
     Dove Lewis 24 Hour Emergency
     Animal Hospital
     7.00% 12/01/2019................      1,470,000          1,537,370
   Oregon State Health, Housing,
     Educational and Cultural
     Facilities Authority St. Anthony
     Village Housing Series A (AMT)
     7.25% 06/01/2028................      1,400,000          1,403,878
   Oregon State Housing & Community
     Services Department Multifamily
     Housing Series B (AMT)
     6.00% 07/01/2031................      6,935,000          7,117,876

-----------------------------------------------------------------------
                                         PRINCIPAL
                                          AMOUNT             VALUE
     Department Single Family
     Mortgage Program Series L
     6.05% 07/01/2020................  $   2,485,000    $     2,580,971
     Department Mortgage Series M
     (AMT)
     5.80% 07/01/2012................        795,000            857,415
     Department Single Family
     Mortgage Program Series H (AMT)
     5.50% 07/01/2017................      1,930,000          1,957,927
     Single Family Mortgage Series G
     (AMT)
     5.70% 07/01/2032................      1,250,000          1,258,350
     Single Family Mortgage PG Series
     E
     5.80% 07/01/2014................      1,055,000          1,112,603
     Department Single Family Housing
     Program Series B (AMT)
     5.25% 07/01/2030................        960,000            932,582
     Department Single Family
     Mortgage Program Series J
     5.15% 07/01/2024................      2,845,000          2,775,525
     Department Mortgage Single
     Family Series E
     5.70% 07/01/2012................      1,180,000          1,271,568
     6.00% 07/01/2020................      2,935,000          3,049,670
     Department Single Family
     Mortgage Program Series Q
     4.70% 07/01/2015................        820,000            810,578
     4.90% 07/01/2017................        805,000            785,793
   Port Morrow
     6.70% 06/01/2020................      2,000,000          2,011,880
   Port of St. Helens
     5.60% 08/01/2014................        315,000            319,344
     5.75% 08/01/2019................        425,000            431,320
   Port of St. Helens Pollution
     Control Portland General
     Electric Co. Series A
     4.80% 04/01/2010................      5,195,000          4,668,331
     Series B
     4.80% 06/01/2010................      3,500,000          3,139,570
   Portland Housing Authority
     Multifamily Housing Senior Lien
     Civic Apartments Series A
     5.60% 01/01/2018................      1,240,000          1,275,352
   Portland Housing Authority
     Refunding Pooled Housing Series
     A
     4.50% 01/01/2009................        660,000            681,760
   Portland Hydroelectric Power
     6.80% 10/01/2004................        465,000            466,707

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                         PRINCIPAL
                                          AMOUNT             VALUE
-----------------------------------------------------------------------
   Powell Valley Water District
     6.00% 02/01/2015................  $     620,000    $       644,899
   Prineville Sewer First Lien
     6.50% 07/01/2004................        385,000            412,366
   Redmond Urban Renewal Agency
     Downtown Area B
     5.65% 06/01/2013................        720,000            733,838
     5.85% 06/01/2019................        785,000            800,873
     Refunding South Airport
     Industrial Area A
     5.70% 06/01/2019................        650,000            644,157
   Reedsport Water
     7.00% 10/01/2014................        520,000            545,485
   Salem Hospital Facility Authority
     5.00% 08/15/2018................      2,000,000          1,968,760
     5.25% 08/15/2014................      2,900,000          2,999,934
   Salem Hospital Facility Authority
     Capital Manor, Inc.
     7.50% 12/01/2024................        905,000            938,992
   Sheridan Water
     6.20% 05/01/2015................        625,000            662,288
     6.45% 05/01/2020................        520,000            542,651
   Sheridan Water Refunding
     5.35% 04/01/2018................        300,000            302,106
   South Fork Water Board First Lien
     5.45% 02/01/2014................      1,300,000          1,326,689
   State of Oregon French American
     International School Project
     Series A
     6.25% 04/01/2027................      5,465,000          5,527,902
   Umatilla County Hospital Facility
     Authority Catholic Health
     Initiatives Series A
     6.00% 12/01/2030................      4,825,000          5,060,605
     5.75% 12/01/2020................        530,000            548,460
   Veneta Urban Renewal Agency
     5.375% 02/15/2016...............        700,000            711,396
     5.625% 02/15/2021...............      1,100,000          1,102,640
   Washington County Housing
     Authority Affordable Housing
     Series A
     6.00% 07/01/2020................      2,000,000          1,971,880
     Multifamily Bethany Meadows
     Project (AMT)
     6.25% 08/01/2010................        850,000            850,774
     Affordable Housing Series B
     5.75% 07/01/2023................        340,000            326,016

-----------------------------------------------------------------------
                                         PRINCIPAL
                                          AMOUNT             VALUE
     Affordable Housing Pool Series A
     5.75% 07/01/2023................  $   1,000,000    $       964,600
     6.00% 07/01/2023................      1,745,000          1,704,324
                                                        ---------------
                                                            188,125,219
                                                        ---------------
 INSURED REVENUE (18.8%)
   Clackamas County Hospital Facility
     Legacy Health System MBIA IBC
     5.50% 02/15/2013................        495,000            535,684
   Emerald Peoples Utilities District
     7.20% 11/01/2006................        630,000            739,173
     7.35% 11/01/2010................      2,160,000          2,684,426
     7.35% 11/01/2011................      2,000,000          2,511,140
     7.35% 11/01/2012................      2,490,000          3,157,669
     7.35% 11/01/2013................      2,675,000          3,410,866
   Eugene Electric Utilities System
     Series B
     5.00% 08/01/2023................        525,000            524,984
     4.55% 08/01/2010................        600,000            600,312
     4.65% 08/01/2011................        375,000            375,184
     5.00% 08/01/2018................      1,000,000          1,000,140
   Eugene Electric Utility System
     Refunding Series B
     5.25% 08/01/2013................      1,040,000          1,124,458
   Marion County Certificates of
     Participation Courthouse Square
     Project Series A
     4.60% 06/01/2012................        355,000            366,861
   Medford Hospital Facilities
     Authority Asante Health System
     Series A
     5.25% 08/15/2008................      1,645,000          1,799,202
     5.25% 08/15/2011................        800,000            858,128
     5.25% 08/15/2010................      1,500,000          1,620,015
   Multnomah County Educational
     Facilities Refunding University
     of Portland Project
     5.00% 04/01/2011................      1,150,000          1,220,920
     5.75% 04/01/2010................      2,000,000          2,204,200
   Ontario Catholic Health Holy
     Rosary Medical Center
     5.50% 11/15/2012................      1,500,000          1,598,850
   Oregon Department of
     Administrative Services
     Certificates of Participation
     Series A
     5.30% 05/01/2008................        750,000            818,002
     Series B
     5.00% 11/01/2013................      1,000,000          1,045,570

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA OREGON MUNICIPAL BOND FUND (CONT.)
JUNE 30, 2002 (UNAUDITED)
                                         PRINCIPAL
                                          AMOUNT             VALUE
-----------------------------------------------------------------------
     Series C
     5.80% 03/01/2015................  $     840,000    $       858,194
   Oregon Economic Community
     Development Department Series A
     5.375% 01/01/2011...............      1,105,000          1,205,688
   Oregon Health, Housing,
     Educational & Cultural
     Facilities Authority
     Reed College Project Series A
     5.10% 07/01/2010................        900,000            979,533
     Lewis & Clark College
     6.00% 10/01/2013................        965,000          1,052,911
   Oregon Health Sciences University
     Capital Appreciation Insured
     Series A
     0.00% 07/01/2021................     12,285,000          4,524,688
   Oregon Health Sciences University
     Series A
     0.00% 07/01/2015................      4,325,000          2,344,539
     0.00% 07/01/2009................      1,530,000          1,157,889
     0.00% 07/01/2012................      1,315,000            848,688
     0.00% 07/01/2014................      2,495,000          1,434,425
   Oregon Housing & Community
     Services Department Single
     Family Mortgage Project Series J
     (AMT)
     5.75% 07/01/2029................      8,770,000          8,885,676
   Oregon State Department
     Administrative Services Lottery
     Education Project
     5.25% 04/01/2013................      1,500,000          1,605,600
     Lottery Education Series A
     5.25% 04/01/2011................      4,000,000          4,338,160
     5.00% 04/01/2014................      2,705,000          2,846,309
   Port of Portland International
     Airport Series 11 (AMT)
     5.625% 07/01/2013...............      1,000,000          1,054,240
     Series 12C (AMT)
     4.75% 07/01/2010................      2,900,000          2,988,595
     5.00% 07/01/2014................      1,750,000          1,783,968
     5.00% 07/01/2013................      1,000,000          1,025,140
     Refunding Series 12B
     5.25% 07/01/2012................      1,000,000          1,061,700
   Portland Arena Gas Tax
     0.00% 06/01/2016................      1,100,000            493,735
     0.00% 06/01/2017................      2,320,000            971,106


-----------------------------------------------------------------------
                                         PRINCIPAL
                                          AMOUNT             VALUE
   Portland Gas Tax Series A
     5.80% 06/01/2016................  $   1,625,000    $     1,729,260
   Portland Housing Authority
     Multifamily Housing Lovejoy
     Station Apartments Project (AMT)
     5.90% 07/01/2023................      1,000,000          1,038,160
   Portland Urban Renewal &
     Redevelopment South Park Blocks
     Series A
     5.75% 06/15/2019................      2,580,000          2,793,959
     5.75% 06/15/2017................      2,065,000          2,257,933
   Salem Water & Sewer
     5.30% 06/01/2015................      1,500,000          1,590,525
   Tri-County Metropolitan
     Transportation District Series 1
     5.40% 06/01/2019................      4,200,000          4,290,720
   Tualatin Hills Park & Recreation
     District
     5.75% 03/01/2014................        990,000          1,118,294
   Washington County Housing
     Authority Multifamily Tualatin
     Meadows (AMT)
     5.90% 11/01/2018................        995,000          1,033,835
   Washington County Unified Sewer
     Agency
     5.50% 10/01/2016................      1,250,000          1,309,463
     Series A
     0.00% 10/01/2007................      4,835,000          4,039,111
   Western Lane Hospital District
     Facility Authority Refunding
     Sisters St. Joseph Peace
     5.625% 08/01/2007...............      2,460,000          2,648,830
                                                        ---------------
                                                             93,506,658
                                                        ---------------
Total Revenue Bonds
 (Cost $273,198,686).................                       281,631,877
                                                        ---------------
PRE-REFUNDED BONDS (0.1%)
   Oregon City Sewer
     6.50% 10/01/2007
     (Cost $496,767).................        500,000            549,865
                                                        ---------------
OTHER BONDS (3.1%)
   Hood River Urban Renewal Agency
     6.25% 12/15/2011................      1,250,000          1,352,287
   Lebanon Urban Renewal Agency
     6.00% 06/01/2020................      1,580,000          1,604,759
     5.75% 06/01/2015................      1,120,000          1,148,582

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                         PRINCIPAL
                                          AMOUNT             VALUE
-----------------------------------------------------------------------
   Lebanon Special Obligation
     Refunding Lease Water
     5.40% 10/01/2013................  $     755,000    $       775,038
   Medford Urban Renewal
     5.875% 09/01/2010...............        500,000            531,405
   Multnomah County Certificate of
     Participation
     4.55% 08/01/2010................      1,000,000          1,037,960
   Oregon State Department of
     Administrative Services
     Certificates of Participation
     Refunding Series B
     5.25% 05/01/2010................        840,000            921,304
   Portland Airport Way Urban Renewal
     & Redevelopment Tax Increment
     Series C
     5.90% 06/01/2006................        860,000            880,055
   Portland Urban Renewal and
     Redevelopment Convention Center
     Series A
     5.75% 06/15/2018................      2,050,000          2,234,316
     5.75% 06/15/2017................      1,500,000          1,640,145
     Unrefunded Balance Series L
     6.40% 06/01/2008................      1,695,000          1,717,730
   Seaside Urban Renewal Agency
     Greater Seaside Urban Renewal
     5.25% 06/01/2015................      1,000,000          1,003,840
   Wilsonville Limited Tax
     Improvement
     5.00% 12/01/2020................        540,000            542,851
                                                        ---------------
Total Other Bonds
 (Cost $14,766,797)..................                        15,390,272
                                                        ---------------
U.S. TERRITORIES (0.6%)
   Guam Housing Corporation Single
     Family Mortgage-Backed
     Securities Series A (AMT)
     5.75% 09/01/2031................        175,000            178,483
   Puerto Rico Housing Finance Corp.
     Multi Family Mortgage Portfolio
     A-1
     7.50% 04/01/2022................      1,230,000          1,231,242
   Virgin Islands Public Finance
     Authority Unrefunded Balance
     Series A
     7.30% 10/01/2018................      1,185,000          1,510,235
                                                        ---------------
Total U.S. Territories Bonds
 (Cost $2,789,799)...................                         2,919,960
                                                        ---------------

-----------------------------------------------------------------------
                                         PRINCIPAL
                                          AMOUNT             VALUE
TAX EXEMPT MONEY MARKET INVESTMENT (1.7%)
 SEI Tax Exempt Trust
   (Cost $8,684,019).................  $   8,684,019    $     8,684,019
                                                        ---------------
TOTAL INVESTMENTS (98.9%)
 (Cost $476,439,305).................                       493,060,923
OTHER ASSETS LESS LIABILITIES
 (1.1%)..............................                         5,577,967
                                                        ---------------
NET ASSETS (100.0%)..................                   $   498,638,890
                                                        ===============

COLUMBIA HIGH YIELD FUND
JUNE 30, 2002 (UNAUDITED)
                                         PRINCIPAL
                                          AMOUNT             VALUE
-----------------------------------------------------------------------
CORPORATE NOTES & BONDS (91.6%)
 AEROSPACE (1.2%)
   L-3 Communications Corp. (144A)
     Senior Subordinated Notes
     7.625% 06/15/2012...............  $   4,725,000    $     4,739,766
                                                        ---------------
 AUTOMOTIVE/AUTO PARTS (6.6%)
   American Axle & Manufacturing,
     Inc.
     Senior Subordinated Notes
     9.75% 03/01/2009................      8,450,000          8,978,125
   Dura Operating Corp.
     Senior Subordinated Notes,
     Series D
     9.00% 05/01/2009................      4,225,000          4,066,563
   Ford Motor Credit Co.
     Notes
     6.875% 02/01/2006...............      4,000,000          4,085,320
   Lear Corp.
     Senior Notes, Series B
     7.96% 05/15/2005................      6,250,000          6,447,931
     8.11% 05/15/2009................      3,500,000          3,570,595
                                                        ---------------
                                                             27,148,534
                                                        ---------------
 BROADCASTING (0.6%)
   Radio One, Inc.
     Senior Subordinated Notes,
     Series B
     8.875% 07/01/2011...............      2,635,000          2,667,937
                                                        ---------------
 CABLE TV (7.0%)
   Charter Communications Holdings
     L.L.C./Charter Communications
     Holdings Capital Corp.
     Senior Notes
     10.75% 10/01/2009...............      3,000,000          2,070,000

                 See Accompanying Notes to Financial Statements

                               SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA HIGH YIELD FUND (CONT.)
JUNE 30, 2002 (UNAUDITED)
                                         PRINCIPAL
                                          AMOUNT             VALUE
-----------------------------------------------------------------------
   Charter Communications Holdings
     L.L.C./Charter Communications
     Holding Capital Corp.
     Senior Discount Notes
     0.00% 01/15/2005................  $   5,250,000    $     2,362,500
     0.00% 01/15/2006................      1,500,000            562,500
     0.00% 04/01/2004................      1,500,000            712,500
   Charter Communications Holdings
     L.L.C./Charter Communications
     Holdings Capital Corp. (144A)
     Senior Notes
     9.625% 11/15/2009...............      1,000,000            670,000
   CSC Holdings, Inc.
     Senior Notes
     7.875% 12/15/2007...............      5,750,000          4,629,095
     Senior Notes, Series B
     8.125% 07/15/2009...............      2,200,000          1,767,766
     Senior Debentures, Series B
     8.125% 08/15/2009...............      1,475,000          1,185,118
     Senior Subordinated Debentures
     9.875% 02/15/2013...............      1,000,000            745,000
   Mediacom L.L.C./Mediacom Capital
     Corp.
     Senior Notes, Series B
     8.50% 04/15/2008................      2,000,000          1,680,000
     Senior Notes
     9.50% 01/15/2013................      7,500,000          6,225,000
   Rogers Cable, Inc.
     Notes
     7.875% 05/01/2012...............      5,500,000          5,566,479
   Rogers Communications, Inc.
     Senior Notes
     8.875% 07/15/2007...............      1,000,000            910,000
                                                        ---------------
                                                             29,085,958
                                                        ---------------
 CAPITAL GOODS (3.9%)
   Kennametal, Inc.
     Senior Notes
     7.20% 06/15/2012................      6,815,000          6,812,887
   United Rentals, Inc.
     Senior Subordinated Notes,
     Series B
     9.50% 06/01/2008................      1,500,000          1,530,000
     8.80% 08/15/2008................      3,175,000          3,159,125
     Senior Notes, Series B
     9.25% 01/15/2009................      4,700,000          4,747,000
                                                        ---------------
                                                             16,249,012
                                                        ---------------

-----------------------------------------------------------------------
                                         PRINCIPAL
                                           AMOUNT            VALUE
 CONSUMER PRODUCTS (6.2%)
   Hasbro, Inc.
     Senior Notes
     8.50% 03/15/2006................  $   2,650,000    $     2,689,750
     Notes
     6.15% 07/15/2008................      7,500,000          6,900,000
   Pennzoil-Quaker State Co.
     Senior Notes
     10.00% 11/01/2008...............      6,255,000          7,357,444
   Scotts Co., The
     Senior Subordinated Notes
     8.625% 01/15/2009...............      7,125,000          7,267,500
   Scotts Co., The (144A)
     Senior Subordinated Notes
     8.625% 01/15/2009...............      1,500,000          1,530,000
                                                        ---------------
                                                             25,744,694
                                                        ---------------
 DIVERSIFIED MEDIA (4.4%)
   Fox/Liberty Networks L.L.C.
     Senior Notes
     8.875% 08/15/2007...............      8,225,000          8,389,500
   Lamar Media Corp.
     Senior Subordinated Notes
     9.625% 12/01/2006...............      2,250,000          2,323,125
     9.25% 08/15/2007................      1,000,000          1,030,000
     8.625% 09/15/2007...............      6,195,000          6,380,850
                                                        ---------------
                                                             18,123,475
                                                        ---------------
 ELECTRIC (1.1%)
   Calpine Corp.
     Senior Notes
     8.25% 08/15/2005................      1,250,000            887,500
     7.625% 04/15/2006...............      3,000,000          2,040,000
     8.75% 07/15/2007................      2,500,000          1,700,000
                                                        ---------------
                                                              4,627,500
                                                        ---------------
 ENERGY (5.8%)
   El Paso Energy Partners L.P.
     Senior Subordinated Notes,
     Series B
     8.50% 06/01/2011................      4,500,000          4,500,000
   Pride International, Inc.
     Senior Notes
     9.375% 05/01/2007...............      5,995,000          6,249,787
     10.00% 06/01/2009...............      2,000,000          2,150,000
   Vintage Petroleum, Inc.
     Senior Subordinated Notes
     9.75% 06/30/2009................      2,375,000          2,327,500

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                         PRINCIPAL
                                          AMOUNT             VALUE
-----------------------------------------------------------------------
   XTO Energy, Inc.
     Senior Notes
     7.50% 04/15/2012................  $   8,375,000    $     8,584,375
                                                        ---------------
                                                             23,811,662
                                                        ---------------
 ENVIRONMENTAL (2.3%)
   Allied Waste North America, Inc.
     Senior Subordinated Notes,
     Series B
     10.00% 08/01/2009...............      9,250,000          9,088,125
   Synagro Technologies, Inc. (144A)
     Senior Subordinated Notes
     9.50% 04/01/2009................        475,000            489,250
                                                        ---------------
                                                              9,577,375
                                                        ---------------
 FOOD & DRUG RETAIL (2.5%)
   Great Atlantic & Pacific
     Tea Co., Inc., The
     Notes
     7.75% 04/15/2007................      7,363,000          6,847,590
   Winn-Dixie Stores, Inc.
     Senior Notes
     8.875% 04/01/2008...............      3,600,000          3,618,000
                                                        ---------------
                                                             10,465,590
                                                        ---------------
 FOOD/BEVERAGE/TOBACCO (4.6%)
   Canandaigua Brands, Inc.
     Senior Subordinated Notes
     8.625% 08/01/2006...............      4,100,000          4,305,000
     8.50% 03/01/2009................      4,850,000          4,995,500
   Cott Beverages, Inc.
     Senior Subordinated Notes
     8.00% 12/15/2011................      9,450,000          9,591,750
                                                        ---------------
                                                             18,892,250
                                                        ---------------
 GAMING (8.2%)
   Harrah's Operating Co., Inc.
     Senior Subordinated Notes
     7.875% 12/15/2005...............      2,750,000          2,832,500
     Notes
     7.125% 06/01/2007...............      3,595,000          3,784,050
   International Game Technology
     Senior Notes
     7.875% 05/15/2004...............      5,750,000          5,922,500
     8.375% 05/15/2009...............      3,000,000          3,157,500
   Park Place Entertainment Corp.
     Senior Subordinated Notes
     9.375% 02/15/2007...............      8,500,000          8,903,750
     8.875% 09/15/2008...............      1,000,000          1,030,000

-----------------------------------------------------------------------
                                         PRINCIPAL
                                          AMOUNT             VALUE
   Station Casinos, Inc.
     Senior Subordinated Notes
     9.75% 04/15/2007................  $   2,250,000    $     2,320,313
     8.875% 12/01/2008...............      4,605,000          4,697,100
     9.875% 07/01/2010...............      1,000,000          1,057,500
                                                        ---------------
                                                             33,705,213
                                                        ---------------
 HEALTH CARE (8.8%)
   AdvancePCS
     Senior Notes
     8.50% 04/01/2008................      6,450,000          6,691,875
   AmerisourceBergen Corp.
     Senior Notes
     8.125% 09/01/2008...............      9,000,000          9,247,500
   HCA-The Healthcare Co.
     Notes
     6.91% 06/15/2005................      2,000,000          2,059,360
     7.00% 07/01/2007................      1,000,000          1,024,350
   Omnicare, Inc.
     Senior Subordinated Notes,
     Series B
     8.125% 03/15/2011...............      4,735,000          4,900,725
   Select Medical Corp.
     Senior Subordinated Notes
     9.50% 06/15/2009................      8,500,000          8,627,500
   Triad Hospitals, Inc.
     Senior Notes, Series B
     8.75% 05/01/2009................      3,450,000          3,588,000
                                                        ---------------
                                                             36,139,310
                                                        ---------------
 HOMEBUILDERS (6.7%)
   KB Home
     Senior Subordinated Notes
     8.625% 12/15/2008...............      5,000,000          5,075,000
     9.50% 02/15/2011................      3,950,000          4,068,500
   Technical Olympic USA, Inc. (144A)
     Senior Notes
     9.00% 07/01/2010................      9,000,000          8,977,500
   Toll Corp.
     Senior Subordinated Notes
     8.75% 11/15/2006................      1,750,000          1,767,500
     7.75% 09/15/2007................      2,000,000          1,965,000
     8.125% 02/01/2009...............      2,750,000          2,750,000
     8.00% 05/01/2009................      2,065,000          2,065,000
     8.25% 02/01/2011................      1,000,000          1,005,000
                                                        ---------------
                                                             27,673,500
                                                        ---------------

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA HIGH YIELD FUND (CONT.)
JUNE 30, 2002 (UNAUDITED)
                                         PRINCIPAL
                                          AMOUNT             VALUE
-----------------------------------------------------------------------
 HOTELS (5.8%)
   Extended Stay America, Inc.
     Senior Subordinated Notes
     9.15% 03/15/2008................  $   2,450,000    $     2,425,500
     9.875% 06/15/2011...............      5,000,000          5,125,000
   Host Marriott L.P.
     Senior Notes, Series E
     8.375% 02/15/2006...............      1,500,000          1,477,500
   Meristar Hospitality Operating
     Partnership/Finance Corp II
     (144A)
     Senior Notes
     10.50% 06/15/2009...............      4,200,000          4,221,000
   Meristar Hospitality Corp.
     Senior Notes
     9.00% 01/15/2008................      1,500,000          1,440,000
   Starwood Hotels & Resorts
     Worldwide, Inc. (144A)
     Notes
     7.875% 05/01/2012...............      9,450,000          9,308,250
                                                        ---------------
                                                             23,997,250
                                                        ---------------
 LEISURE (2.3%)
   Six Flags, Inc.
     Senior Notes
     9.75% 06/15/2007................      2,500,000          2,556,250
     9.50% 02/01/2009................      4,250,000          4,335,000
     Senior Discount Notes
     0.00% 04/01/2008................      2,500,000          2,450,000
                                                        ---------------
                                                              9,341,250
                                                        ---------------
 NON FOOD & DRUG RETAIL (0.6%)
   United Stationers Supply Co.
     Senior Subordinated Notes
     8.375% 04/15/2008...............      2,530,000          2,539,487
                                                        ---------------
 PACKAGING (4.2%)
   Ball Corp.
     Senior Notes
     7.75% 08/01/2006................      2,750,000          2,842,812
     Senior Subordinated Notes
     8.25% 08/01/2008................      5,250,000          5,460,000

-----------------------------------------------------------------------
                                         PRINCIPAL
                                          AMOUNT             VALUE
   Silgan Holdings, Inc.
     Senior Subordinated Debentures
     9.00% 06/01/2009................  $   7,863,000    $     7,705,740
   Silgan Holdings, Inc. (144A)
     Senior Subordinated Debentures
     9.00% 06/01/2009................      1,500,000          1,470,000
                                                        ---------------
                                                             17,478,552
                                                        ---------------
 RAILROADS (0.4%)
   Kansas City Southern Railway
     (144A)
     Senior Notes
     7.50% 06/15/2009................      1,655,000          1,665,344
                                                        ---------------
 REAL ESTATE INVESTMENT TRUSTS (REITS) (1.3%)
   Health Care REIT, Inc.
     Senior Notes
     7.50% 08/15/2007................      5,250,000          5,513,708
                                                        ---------------
 RESTAURANTS (2.4%)
   Yum! Brands Inc.
     Senior Notes
     7.45% 05/15/2005................      5,250,000          5,355,000
     8.50% 04/15/2006................      2,500,000          2,612,500
     7.65% 05/15/2008................      2,000,000          2,030,000
                                                        ---------------
                                                              9,997,500
                                                        ---------------
 SERVICES (2.2%)
   Iron Mountain, Inc.
     Senior Subordinated Notes
     8.75% 09/30/2009................        750,000            766,875
     8.25% 07/01/2011................      1,120,000          1,122,800
     Senior Unsecured Notes
     8.625% 04/01/2013...............      5,500,000          5,637,500
   Pierce Leahy Corp.
     Senior Subordinated Notes
     9.125% 07/15/2007...............      1,500,000          1,558,125
                                                        ---------------
                                                              9,085,300
                                                        ---------------
 SHIPPING (2.3%)
   Teekay Shipping Corp.
     Senior Notes
     8.875% 07/15/2011...............      8,975,000          9,378,875
                                                        ---------------

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                         PRINCIPAL
                                          AMOUNT             VALUE
-----------------------------------------------------------------------
 TEXTILES/APPAREL (0.2%)
   Russell Corp. (144A)
     Bonds
     9.25% 05/01/2010................  $     750,000    $       776,250
                                                        ---------------
Total Corporate Notes & Bonds
 (Cost $386,656,577).................                       378,425,292
                                                        ---------------
REPURCHASE AGREEMENTS (5.7%)
   J.P. Morgan Securities, Inc.
     1.85% dated 06/28/2002, due
     07/01/2002 in the amount of
     $16,923,089. Collateralized by
     U.S. Treasury Bills due
     07/05/2002 to 11/29/2014
     U.S. Treasury Strips due
     02/15/2010 to 08/15/2028........     16,920,513         16,920,513
   Merrill Lynch
     1.80% dated 06/28/2002, due
     07/01/2002 in the amount of
     $6,400,947. Collateralized by
     U.S. Treasury Strips due
     08/15/2012 to 08/15/2017........      6,400,000          6,400,000
                                                        ---------------
Total Repurchase Agreements
 (Cost $23,320,513)..................                        23,320,513
                                                        ---------------
TOTAL INVESTMENTS (97.3%)
 (Cost $409,977,090).................                       401,745,805
OTHER ASSETS LESS LIABILITIES
 (2.7%)..............................                        11,192,130
                                                        ---------------
NET ASSETS (100.0%)..................                   $   412,937,935
                                                        ===============

-----------------------------------------------------------------------
COLUMBIA DAILY INCOME COMPANY
JUNE 30, 2002 (UNAUDITED)
                                         PRINCIPAL
                                          AMOUNT             VALUE
U.S. GOVERNMENT SECURITIES (8.7%)
   Fannie Mae
     1.755% 07/17/2002...............  $  40,000,000    $    39,968,800
   Federal Home Loan Bank
     1.74% 08/21/2002................     10,000,000          9,975,350
   Freddie Mac
     1.73% 07/02/2002................     30,000,000         29,998,558

-----------------------------------------------------------------------
                                         PRINCIPAL
                                          AMOUNT             VALUE

   *Sallie Mae
     1.762% 12/19/2002...............  $  25,000,000    $    25,000,000
                                                        ---------------
Total U.S. Government Securities
 (Cost $104,942,708).................                       104,942,708
                                                        ---------------
COMMERCIAL PAPER (91.2%)
   Abbey National North America LLC
     1.77% 08/27/2002................     10,000,000          9,971,975
     1.75% 08/30/2002................     32,000,000         31,906,667
   Alcoa, Inc.
     1.73% 07/24/2002................     20,300,000         20,277,563
     1.75% 08/01/2002................     16,000,000         15,975,889
   American Express Credit
     1.76% 07/08/2002................     11,000,000         10,996,236
     1.78% 07/08/2002................     20,000,000         19,993,078
     1.76% 07/23/2002................     13,000,000         12,986,018
     1.75% 07/26/2002................      9,000,000          8,989,062
   American General Finance Corp.
     1.76% 07/05/2002................     25,000,000         24,995,111
   American Honda Finance
     1.76% 07/16/2002................     13,678,000         13,667,969
     1.76% 07/22/2002................      7,600,000          7,592,197
     1.76% 07/23/2002................     24,000,000         23,974,187
   Barclays U.S. Funding Corp.
     1.78% 07/31/2002................     14,000,000         13,979,233
     1.80% 08/13/2002................     19,000,000         18,959,150
     1.795% 08/28/2002...............     11,300,000         11,267,321
   Becton Dickinson & Co.
     1.79% 07/25/2002................     10,200,000         10,187,828
     1.76% 08/05/2002................     15,300,000         15,273,820
     1.75% 09/17/2002................     14,260,000         14,205,931
   Caterpillar Financial Services
     Corp.
     1.75% 07/10/2002................     20,000,000         19,991,250
     1.74% 08/23/2002................     20,000,000         19,948,767
   Chevron UK Investment plc
     1.78% 07/16/2002................     20,000,000         19,985,167
     1.78% 08/07/2002................     24,000,000         23,956,093
   Citicorp
     1.77% 07/03/2002................     11,000,000         10,998,918
     1.78% 07/12/2002................     11,000,000         10,994,017
     1.77% 08/16/2002................     14,000,000         13,968,337
   Coca-Cola Co.
     1.75% 07/16/2002................      7,000,000          6,994,896

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

COLUMBIA DAILY INCOME COMPANY (CONT.)
JUNE 30, 2002 (UNAUDITED)
                                         PRINCIPAL
                                          AMOUNT             VALUE
-----------------------------------------------------------------------
   Deutsche Bank Financial, Inc.
     1.775% 07/18/2002...............  $  25,000,000    $    24,979,045
     1.775% 08/02/2002...............     13,000,000         12,979,489
     1.77% 09/12/2002................      3,000,000          2,989,232
   Dresdner U.S. Finance, Inc.
     1.78% 07/02/2002................     20,000,000         19,999,011
     1.77% 07/12/2002................     23,000,000         22,987,561
   DuPont, E.I. de Nemours Co.
     1.75% 07/09/2002................     23,900,000         23,890,706
     1.73% 07/25/2002................      8,000,000          7,990,773
   Exxon Asset Management
     1.74% 07/19/2002................     12,600,000         12,589,038
   General Electric Capital Corp.
     1.78% 07/08/2002................     10,000,000          9,996,539
     1.78% 07/24/2002................     10,000,000          9,988,628
   General Electric Capital Services
     1.77% 08/14/2002................      8,000,000          7,982,693
     1.78% 09/23/2002................     14,000,000         13,941,853
   Goldman Sachs Group, Inc.
     1.77% 07/29/2002................     12,000,000         11,983,480
     1.77% 08/22/2002................     24,500,000         24,437,362
     1.77% 08/23/2002................      5,800,000          5,784,886
   Household Finance Corp.
     1.78% 08/08/2002................     14,000,000         13,973,696
     1.77% 08/09/2002................     18,000,000         17,965,485
     1.76% 08/12/2002................     10,000,000          9,979,467
   Hubbell, Inc.
     1.86% 07/15/2002................     10,300,000         10,292,550
     1.87% 07/15/2002................     16,700,000         16,687,855
   IBM Corp.
     1.75% 08/01/2002................      9,000,000          8,986,437
   IBM Credit Corp.
     1.77% 07/11/2002................     33,000,000         32,983,775
   J.P. Morgan Chase & Co.
     1.81% 08/13/2002................     24,000,000         23,948,113
     1.77% 09/27/2002................     10,000,000          9,956,733
   McGraw-Hill Cos
     1.75% 08/22/2002................     15,000,000         14,962,083
     1.74% 09/26/2002................      8,100,000          8,065,939
     1.74% 09/27/2002................     12,300,000         12,247,684

-----------------------------------------------------------------------
                                         PRINCIPAL
                                          AMOUNT             VALUE

   Merrill Lynch & Co.
     1.74% 08/12/2002................  $  10,000,000    $     9,979,700
     1.73% 08/14/2002................      5,000,000          4,989,428
     1.73% 08/19/2002................     10,000,000          9,976,453
     1.73% 08/20/2002................      7,000,000          6,983,181
     1.74% 09/19/2002................     10,000,000          9,961,333
   MetLife Funding, Inc.
     1.79% 08/20/2002................     17,000,000         16,957,736
   Morgan Stanley Dean Witter
     1.78% 07/01/2002................     38,000,000         38,000,000
     1.76% 08/01/2002................      4,000,000          3,993,938
   Nike, Inc.
     1.80% 07/19/2002................     10,900,000         10,890,190
     1.76% 07/22/2002................      7,000,000          6,992,813
     1.77% 08/13/2002................      7,000,000          6,985,201
     1.78% 08/19/2002................     10,000,000          9,975,772
     1.76% 08/29/2002................      7,200,000          7,179,232
   PACCAR Financial Corp.
     1.74% 07/24/2002................      3,530,000          3,526,076
     1.75% 08/12/2002................      8,000,000          7,983,667
     1.75% 09/19/2002................      7,200,000          7,172,000
     1.76% 09/25/2002................     11,600,000         11,551,228
   Pitney Bowes, Inc.
     1.73% 07/15/2002................      8,300,000          8,294,416
     1.73% 07/22/2002................     14,500,000         14,485,367
     1.73% 07/23/2002................      7,400,000          7,392,177
   Siemens Capital Corp.
     1.73% 08/12/2002................     12,000,000         11,975,780
     1.73% 08/15/2002................     11,000,000         10,976,213
   UBS Finance, Inc.
     1.74% 07/10/2002................     31,000,000         30,986,515
     1.76% 08/06/2002................     11,000,000         10,980,640
   Verizon Network Funding
     1.75% 07/09/2002................     10,000,000          9,996,111
   Wells Fargo Financial, Inc.
     1.77% 07/18/2002................     10,000,000          9,991,642
     1.80% 09/03/2002................      7,500,000          7,476,000
                                                        ---------------
Total Commercial Paper
 (Cost $1,100,259,602)...............                     1,100,259,602
                                                        ---------------

                 See Accompanying Notes to Financial Statements

                            SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                         PRINCIPAL
                                          AMOUNT             VALUE
-----------------------------------------------------------------------
REPURCHASE AGREEMENT (1.4%)
   J.P. Morgan Securities, Inc.
     1.85% dated 06/28/2002, due
     07/01/2002 in the amount of
     $16,893,823. Collateralized by
     U.S. Treasury Bills due
     07/05/2002 to 11/29/2014 U.S.
     Treasury Strips due
     02/15/2010 to 08/15/2028
     (Cost $16,891,251)..............  $  16,891,251    $    16,891,251
                                                        ---------------
TOTAL INVESTMENTS (101.3%)
 (Cost $1,222,093,561)...............                     1,222,093,561
OTHER ASSETS LESS LIABILITIES
 (-1.3%).............................                       (16,123,717)
                                                        ---------------
NET ASSETS (100.0%)..................                   $ 1,205,969,844
                                                        ===============

* Floating rate note whose interest rate is reset periodically based on an index. The interest rate shown reflects the rate at June 30, 2002.

                 See Accompanying Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
COLUMBIA FUNDS
JUNE 30, 2002 (UNAUDITED)
(IN THOUSANDS, EXCEPT NET ASSET VALUE)

                                                     COMMON          GROWTH         INTERNATIONAL        SPECIAL        SMALL CAP
                                                     STOCK            FUND              STOCK             FUND            FUND
                                                      FUND         ----------           FUND            ---------       ---------
                                                    --------                          --------
ASSETS:
 Investments at cost*........................       $524,895       $  934,132         $130,671          $ 636,234       $ 602,487
---------------------------------------------       --------       ----------         --------          ---------       ---------
 Investments.................................       $531,389       $  948,643         $130,449          $ 587,610       $ 595,640
 Repurchase agreements.......................         9,451            12,305            4,917             91,226          34,524
                                                    --------       ----------         --------          ---------       ---------
 Total investments at value..................       540,840           960,948          135,366            678,836         630,164
 Cash........................................            --                --              249              6,796              --
 Cash denominated in foreign currencies (cost
   $7,080)...................................            --                --            7,415                 --              --
 Receivable for:
   Investments sold..........................         1,761             2,085            2,512                274           1,786
   Capital stock sold........................           347               297               --                575          16,553
   Interest..................................            21               136                7                112              41
   Dividends.................................           290               419              311                 50              64
   Expense reimbursement.....................            --                --               --                 --              --
                                                    --------       ----------         --------          ---------       ---------
 Total assets................................       543,259           963,885          145,860            686,643         648,608
                                                    --------       ----------         --------          ---------       ---------
LIABILITIES:
 Payable for:
   Investments purchased.....................         2,586            16,283            3,998             10,506           4,500
   Capital stock redeemed....................           673             2,841               --              1,774           2,528
   Due to custodian..........................         3,808             2,212               --                 --           3,231
   Dividends and distributions...............            --                --               --                 --              --
   Investment management fee.................           277               479              113                529             529
   Transfer agent fees and expenses..........            72               119               41                 72              48
   Other accrued expenses....................           118               220               87                150             119
                                                    --------       ----------         --------          ---------       ---------
 Total liabilities...........................         7,534            22,154            4,239             13,031          10,955
                                                    --------       ----------         --------          ---------       ---------
NET ASSETS...................................       $535,725       $  941,731         $141,621          $ 673,612       $ 637,653
                                                    ========       ==========         ========          =========       =========
NET ASSETS consist of:
 Paid-in capital.............................       $603,174       $1,197,695         $168,786          $ 788,725       $ 767,193
 Undistributed net investment income
   (loss)....................................         1,154              (571)            (144)            (3,099)         (2,969)
 Undistributed net realized gain (accumulated
   losses) from:
   Investment transactions...................       (84,548)         (282,209)         (32,155)          (154,616)       (154,248)
   Foreign currency transactions.............            --                --               82                 --              --
 Unrealized appreciation (depreciation) on:
   Investments...............................        15,945            26,816            4,695             42,602          27,677
   Translation of assets and liabilities in
    foreign currencies.......................            --                --              357                 --              --
                                                    --------       ----------         --------          ---------       ---------
NET ASSETS...................................       $535,725       $  941,731         $141,621          $ 673,612       $ 637,653
                                                    ========       ==========         ========          =========       =========
SHARES OF CAPITAL STOCK OUTSTANDING..........        31,541            39,075           11,836             39,404          33,467
                                                    ========       ==========         ========          =========       =========
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE.............................       $ 16.99        $    24.10         $  11.97          $   17.10       $   19.05
                                                    ========       ==========         ========          =========       =========

* Cost for both financial statements and federal income tax purposes is the same.

                 See Accompanying Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------



                                                  REAL ESTATE                       STRATEGIC                       SHORT-TERM
                                                     EQUITY       TECHNOLOGY          VALUE           BALANCED           BOND
                                                      FUND           FUND              FUND              FUND            FUND
                                                  -----------     ----------        ---------         --------      ----------
ASSETS:
 Investments at cost*........................       $719,028       $10,621            $330,801          $828,449        $83,610
---------------------------------------------       --------       -------            --------          --------        -------
 Investments.................................       $793,598       $ 8,128            $256,551          $802,726        $79,623
 Repurchase agreements.......................         45,714         1,699              85,972            43,730          5,217
                                                    --------       -------            --------          --------        -------
 Total investments at value..................        839,312         9,827             342,523           846,456         84,840
 Cash........................................            682            --                  --               672             25
 Cash denominated in foreign currencies (cost
   $7,080)...................................             --            --                  --                --             --
 Receivable for:
  Investments sold...........................             --            52               4,015             3,135            444
  Capital stock sold.........................          3,650             8               1,169               549            253
  Interest...................................             56             1                 144             4,141            849
  Dividends..................................          2,726            --                 295               256             --
  Expense reimbursement......................             --             9                  --                --              4
                                                    --------       -------            --------          --------        -------
 Total assets................................        846,426         9,897             348,146           855,209         86,415
                                                    --------       -------            --------          --------        -------

LIABILITIES:
 Payable for:
  Investments purchased......................         10,940            --               4,031            4,331             698
  Capital stock redeemed.....................          6,393            36                 410           40,129              67
  Due to custodian...........................             --             1                 343               --              --
  Dividends and distributions................            529            --                  --               68              11
  Investment management fee..................            497             8                 217              355              34
  Transfer agent fees and expenses...........             25             8                  21               76              12
  Other accrued expenses.....................             63             9                  46              144              19
                                                    --------       -------            --------          --------        -------

 Total liabilities...........................         18,447            62               5,068            45,103            841
                                                    --------       -------            --------          --------        -------
NET ASSETS...................................       $827,979       $ 9,835            $343,078          $810,106        $85,574
                                                    ========       =======            ========          ========        =======
Net ASSETS consist of:
 Paid-in capital.............................       $709,462       $16,983            $328,111          $885,655        $84,485
 Undistributed net investment income (loss)..            (69)          (82)              1,049              (265)            --
 Undistributed net realized gain (accumulated
   losses) from:
   Investment transactions...................         (1,698)       (6,272)              2,196           (93,291)          (141)
   Foreign currency transactions.............             --            --                  --                --             --
 Unrealized appreciation (depreciation) on:
   Investments...............................        120,284          (794)             11,722            18,007          1,230
   Translation of assets and liabilities in
    foreign currencies.......................             --            --                  --                --             --
                                                    --------       -------            --------          --------        -------
NET ASSETS...................................       $827,979       $ 9,835            $343,078          $810,106        $85,574
                                                    ========       =======            ========          ========        =======
SHARES OF CAPITAL STOCK OUTSTANDING..........         42,068         2,132              23,103            43,119          9,960
                                                    ========       =======            ========          ========        =======
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE.............................       $  19.68       $  4.61            $  14.85          $  18.79        $  8.59
                                                    ========       =======            ========          ========        =======


                 See Accompanying Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------


                                                      FIXED        NATIONAL          OREGON                          COLUMBIA
                                                     INCOME        MUNICIPAL        MUNICIPAL                          DAILY
                                                   SECURITIES        BOND              BOND          HIGH YIELD       INCOME
                                                      FUND           FUND              FUND              FUND        COMPANY
                                                  -----------     ----------        ---------         --------      ----------
ASSETS:
 Investments at cost*........................       $461,187       $13,368            $476,439          $409,977     $1,222,094
---------------------------------------------       --------       -------            --------          --------     ----------
 Investments.................................       $451,600       $13,807            $493,061          $378,425     $1,205,203
 Repurchase agreements.......................         20,782            --                  --            23,321         16,891
                                                    --------       -------            --------          --------     ----------
 Total investments at value..................        472,382        13,807             493,061           401,746      1,222,094
 Cash........................................            871            --                  --                --             --
 Cash denominated in foreign currencies (cost
   $7,080)...................................             --            --                  --                --             --
 Receivable for:
  Investments sold...........................         10,481            --               2,702             4,396             --
  Capital stock sold.........................            849            --                  66               994          2,206
  Interest...................................          5,483           193               6,246             7,766             18
  Dividends..................................             --            --                  --                --             --
  Expense reimbursement......................             --             6                  --                --             --
                                                    --------       -------            --------          --------     ----------
 Total assets................................        490,066        14,006             502,075           414,902      1,224,318
                                                    --------       -------            --------          --------     ----------

LIABILITIES:
 Payable for:
  Investments purchased......................         12,424           265               1,206               --              --
  Capital stock redeemed.....................          2,068             1                 152            1,255           7,281
  Due to custodian...........................             --             8               1,455               71          10,373
  Dividends and distributions................            103             3                 376              246              --
  Investment management fee..................            194             6                 204              205             460
  Transfer agent fees and expenses...........             36             3                  13               14              91
  Other accrued expenses.....................             59             8                  30              173             143
                                                    --------       -------            --------          --------     ----------

 Total liabilities...........................         14,884           294               3,436             1,964         18,348
                                                    --------       -------            --------          --------     ----------
NET ASSETS...................................       $475,182       $13,712            $498,639          $412,938     $1,205,970
                                                    ========       =======            ========          ========     ==========
Net ASSETS consist of:
 Paid-in capital.............................       $474,101       $13,240            $478,374          $444,155     $1,205,970
 Undistributed net investment income (loss)..           (780)           --                  23              (525)            --
 Undistributed net realized gain (accumulated
   losses) from:
   Investment transactions...................         (9,334)           33               3,620           (22,461)            --
   Foreign currency transactions.............             --            --                  --                --             --
 Unrealized appreciation (depreciation) on:
   Investments...............................         11,195           439              16,622            (8,231)            --
   Translation of assets and liabilities in
    foreign currencies.......................             --            --                  --                --             --
                                                    --------       -------            --------          --------     ----------
NET ASSETS...................................       $475,182       $13,712            $498,639          $412,938     $1,205,970
                                                    ========       =======            ========          ========     ==========
SHARES OF CAPITAL STOCK OUTSTANDING..........         35,857         1,365              40,274            49,043      1,205,970
                                                    ========       =======            ========          ========     ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE.............................       $  13.25       $ 10.04            $  12.38          $   8.42        $  1.00
                                                    ========       =======            ========          ========     ==========


                 See Accompanying Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
COLUMBIA FUNDS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
(IN THOUSANDS)

                                                      COMMON          GROWTH         INTERNATIONAL       SPECIAL
                                                       STOCK           FUND              STOCK             FUND         SMALL CAP
                                                       FUND          ---------           FUND            --------         FUND
                                                     ---------                         --------                         --------
NET INVESTMENT INCOME:
 Income:
   Interest...................................       $    179        $     247          $    52          $    499       $     399
   Dividends..................................          3,559            3,706            1,374               534             607
   Foreign withholding tax on dividend
    income....................................             --               --             (174)               --              --
                                                     --------        ---------          -------          --------       ---------
    Total income..............................          3,738            3,953            1,252             1,033           1,006
                                                     --------        ---------          -------          --------       ---------
 Expenses:
   Investment management fees.................          1,870            3,318              665             3,353           3,297
   Transfer agent fees and expenses...........            427              721              246               434             281
   Shareholder servicing fees.................             91               85               10               117             185
   Postage, printing, and other...............            137              308               79               160             107
   Custodian fees.............................             33               49               65                33              55
   Registration and filing fees...............             11               17               10                11              29
   Legal, insurance, and audit fees...........             23               29               24                25              21
   Director fees..............................              3                6                1                 4               3
                                                     --------        ---------          -------          --------       ---------
    Total expenses............................          2,595            4,533            1,100             4,137           3,978
   Fees paid indirectly.......................             (4)              (9)              (2)               (5)             (3)
   Expense reimbursements.....................             --               --               --                --              --
                                                     --------        ---------          -------          --------       ---------
    Net expenses..............................          2,591            4,524            1,098             4,132           3,975
                                                     --------        ---------          -------          --------       ---------
 Net investment income (loss).................          1,147             (571)             154            (3,099)         (2,969)
                                                     --------        ---------          -------          --------       ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss) from:
   Investment transactions....................        (23,265)         (81,358)          (3,968)          (16,489)        (31,993)
   Foreign currency transactions..............             --               --               82                --              --
                                                     --------        ---------          -------          --------       ---------
    Net realized gain (loss)..................        (23,265)         (81,358)          (3,886)          (16,489)        (31,993)
                                                     --------        ---------          -------          --------       ---------
 Change in net unrealized appreciation or
   depreciation on:
   Investments................................        (76,426)        (213,140)           2,491           (79,306)        (65,152)
   Translation of assets and liabilities in
    foreign currencies........................             --               --              357                --              --
                                                     --------        ---------          -------          --------       ---------
    Change in net unrealized appreciation or
      depreciation............................        (76,426)        (213,140)           2,848           (79,306)        (65,152)
                                                     --------        ---------          -------          --------       ---------
    Net realized and unrealized gain (loss) on
      investments.............................        (99,691)        (294,498)          (1,038)          (95,795)        (97,145)
                                                     --------        ---------          -------          --------       ---------
NET INCREASE (DECREASE) RESULTING FROM
 OPERATIONS...................................       $(98,544)       $(295,069)         $  (884)         $(98,894)      $(100,114)
                                                     ========        =========          =======          ========       =========

                 See Accompanying Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------




                                                    REAL ESTATE                        STRATEGIC                       SHORT TERM
                                                       EQUITY       TECHNOLOGY           VALUE          BALANCED          BOND
                                                       FUND            FUND              FUND              FUND           FUND
                                                    -----------     ----------         ---------        --------       ----------
NET INVESTMENT INCOME:
 Income:
   Interest...................................       $   624        $     11          $     707          $ 12,080       $1,836
   Dividends..................................        16,054               1              1,670             3,047           --
   Foreign withholding tax on dividend
    income....................................            --              --                 --                --           --
                                                     -------         -------            -------          --------       ------
    Total income..............................        16,678              12              2,377            15,127        1,836
                                                     -------         -------            -------          --------       ------
 Expenses:
   Investment management fees.................         2,700              57              1,062             2,288          178
   Transfer agent fees and expenses...........           139              43                110               451           68
   Shareholder servicing fees.................           368               8                 55               176            5
   Postage, printing, and other...............            88              16                 24               161           21
   Custodian fees.............................            26               9                 31                44            5
   Registration and filing fees...............            42               4                 34                12           10
   Legal, insurance, and audit fees...........            16              13                 14                25           12
   Director fees..............................             3              --                  1                 4           --
                                                     -------         -------            -------          --------       ------
    Total expenses............................         3,382             150              1,331             3,161          299
   Fees paid indirectly.......................            (2)             --                 (2)               (5)          (1)
   Expense reimbursements.....................            --             (56)                --                --          (31)
                                                     -------         -------            -------          --------       ------
    Net expenses..............................         3,380              94              1,329             3,156          267
                                                     -------         -------            -------          --------       ------
 Net investment income (loss).................        13,298             (82)             1,048            11,971        1,569
                                                     -------         -------            -------          --------       ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss) from:
   Investment transactions....................         7,624          (1,275)             2,246           (17,849)        (159)
   Foreign currency transactions..............            --              --                 --                --           --
                                                     -------         -------            -------          --------       ------
    Net realized gain (loss)..................         7,624          (1,275)             2,246           (17,849)        (159)
                                                     -------         -------            -------          --------       ------
 Change in net unrealized appreciation or
   depreciation on:
   Investments................................        54,480          (1,936)            (3,540)          (68,586)         574
   Translation of assets and liabilities in
    foreign currencies........................            --              --                 --                --           --
                                                     -------         -------            -------          --------       ------
    Change in net unrealized appreciation or
      depreciation............................        54,480          (1,936)            (3,540)          (68,586)         574
                                                     -------         -------            -------          --------       ------
    Net realized and unrealized gain (loss) on
      investments.............................        62,104          (3,211)            (1,294)          (86,435)         415
                                                     -------         -------            -------          --------       ------
NET INCREASE (DECREASE) RESULTING FROM
 OPERATIONS...................................       $75,402         $(3,293)           $  (246)         $(74,464)      $1,984
                                                     =======         =======            =======          ========       ======

                 See Accompanying Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------




                                                      FIXED        NATIONAL       OREGON                      COLUMBIA
                                                      INCOME       MUNICIPAL     MUNICIPAL                     DAILY
                                                    SECURITIES       BOND          BOND        HIGH YIELD      INCOME
                                                       FUND          FUND          FUND           FUND        COMPANY
                                                     -------        ------        -------       --------      -------
NET INVESTMENT INCOME:
 Income:
   Interest...................................       $14,087         $332         $12,529       $ 13,518      $11,285
   Dividends..................................            --           --              --             --           --
   Foreign withholding tax on dividend
    income....................................            --           --              --             --           --
                                                     -------         ----         -------       --------      -------
    Total income..............................        14,087          332          12,529         13,518       11,285
                                                     -------         ----         -------       --------      -------
 Expenses:
   Investment management fees.................         1,154           33           1,216          1,047        2,809
   Transfer agent fees and expenses...........           211           18              75             77          539
   Shareholder servicing fees.................            54           --              22            137            3
   Postage, printing, and other...............            80           11              44             83          152
   Custodian fees.............................            19            1              13             16          110
   Registration and filing fees...............            16            3               7             56           15
   Legal, insurance, and audit fees...........            17           13              20             14           25
   Director fees..............................             2           --               2              2            6
                                                     -------         ----         -------       --------      -------
    Total expenses............................         1,553           79           1,399          1,432        3,659
   Fees paid indirectly.......................            (2)          --              (1)            (1)         (18)
   Expense reimbursements.....................            --          (35)             --             --           --
                                                     -------         ----         -------       --------      -------
    Net expenses..............................         1,551           44           1,398          1,431        3,641
                                                     -------         ----         -------       --------      -------
 Net investment income (loss).................        12,536          288          11,131         12,087        7,644
                                                     -------         ----         -------       --------      -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss) from:
   Investment transactions....................          (272)          38           2,189        (12,572)          --
   Foreign currency transactions..............            --           --              --             --           --
                                                     -------         ----         -------       --------      -------
    Net realized gain (loss)..................          (272)          38           2,189        (12,572)          --
                                                     -------         ----         -------       --------      -------
 Change in net unrealized appreciation or
   depreciation on:
   Investments................................         1,718          315           9,886         (7,613)          --
   Translation of assets and liabilities in
    foreign currencies........................            --           --              --             --           --
                                                     -------         ----         -------       --------      -------
    Change in net unrealized appreciation or
      depreciation............................         1,718          315           9,886         (7,613)          --
                                                     -------         ----         -------       --------      -------
    Net realized and unrealized gain (loss) on
      investments.............................         1,446          353          12,075        (20,185)          --
                                                     -------         ----         -------       --------      -------
NET INCREASE (DECREASE) RESULTING FROM
 OPERATIONS...................................       $13,982         $641         $23,206       $ (8,098)     $ 7,644
                                                     =======         ====         =======       ========      =======

                 See Accompanying Notes to Financial Statements
                                       95

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
COLUMBIA FUNDS
(IN THOUSANDS)

                                        COMMON STOCK FUND                   GROWTH FUND               INTERNATIONAL STOCK FUND
                                  -----------------------------    -----------------------------    -----------------------------
                                   SIX MONTHS         YEAR          SIX MONTHS         YEAR          SIX MONTHS         YEAR
                                      ENDED           ENDED            ENDED           ENDED            ENDED           ENDED
                                  JUNE 30, 2002   DECEMBER 31,     JUNE 30, 2002   DECEMBER 31,     JUNE 30, 2002   DECEMBER 31,
                                   (UNAUDITED)        2001          (UNAUDITED)        2001          (UNAUDITED)        2001
                                  -------------   -------------    -------------   -------------    -------------   -------------
OPERATIONS:
 Net investment income
   (loss).....................    $      1,147    $      2,393     $       (571)   $     (1,006)    $        154    $         96
 Net realized gain (loss)
   from:
   Investment transactions....         (23,265)        (53,094)         (81,358)       (197,533)          (3,968)        (24,968)
   Foreign currency
    transactions..............              --              --               --              --               82            (487)
 Change in net unrealized
   appreciation or
   depreciation on:
   Investments................         (76,426)       (104,551)        (213,140)       (197,526)           2,491          (6,997)
   Translation of assets and
    liabilities in foreign
    currencies................              --              --               --              --              357             (38)
                                  ------------    ------------     ------------    ------------     ------------    ------------
 Net increase (decrease)
   resulting from
   operations.................         (98,544)       (155,252)        (295,069)       (396,065)            (884)        (32,394)
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income...              --          (2,384)              --              --               --              --
 From net realized gain from
   investment transactions and
   foreign currency
   transactions...............              --            (568)              --          (6,365)              --              --
 From return of capital.......              --              --               --              --               --            (131)
NET CAPITAL SHARE
 TRANSACTIONS.................         (47,128)        (55,533)         (89,044)       (190,953)           6,879          (7,165)
                                  ------------    ------------     ------------    ------------     ------------    ------------
Net increase (decrease) in net
 assets.......................        (145,672)       (213,737)        (384,113)       (593,383)           5,995         (39,690)
NET ASSETS:
 Beginning of period..........         681,397         895,134        1,325,844       1,919,227          135,626         175,316
                                  ------------    ------------     ------------    ------------     ------------    ------------
 End of period................    $    535,725    $    681,397     $    941,731    $  1,325,844     $    141,621    $    135,626
                                  ============    ============     ============    ============     ============    ============
Undistributed net investment
 income (loss) at end of
 period.......................    $      1,154    $          7     $       (571)   $         --     $       (144)   $       (298)
                                  ============    ============     ============    ============     ============    ============

                                                                                                            FIXED INCOME
                                          BALANCED FUND                SHORT TERM BOND FUND                SECURITIES FUND
                                  -----------------------------    -----------------------------    -----------------------------
                                   SIX MONTHS         YEAR          SIX MONTHS         YEAR          SIX MONTHS         YEAR
                                      ENDED           ENDED            ENDED           ENDED            ENDED           ENDED
                                  JUNE 30, 2002   DECEMBER 31,     JUNE 30, 2002   DECEMBER 31,     JUNE 30, 2002   DECEMBER 31,
                                   (UNAUDITED)        2001          (UNAUDITED)        2001          (UNAUDITED)        2001
                                  -------------   -------------    -------------   -------------    -------------   -------------
OPERATIONS:
 Net investment income........    $     11,971    $     27,849     $      1,569    $      2,397     $     12,536    $     24,966
 Net realized gain (loss) from
   investment transactions....         (17,849)        (61,040)            (159)            623             (272)          6,420
 Change in net unrealized
   appreciation or
   depreciation on
   investments................         (68,586)        (51,965)             574              94            1,718           1,195
                                  ------------    ------------     ------------    ------------     ------------    ------------
 Net increase (decrease)
   resulting from
   operations.................         (74,464)        (85,156)           1,984           3,114           13,982          32,581
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income...         (11,813)        (28,272)          (1,569)         (2,397)         (12,747)        (25,535)
 From net realized gain from
   investment transactions....              --              --               --            (108)              --              --
NET CAPITAL SHARE
 TRANSACTIONS.................         (87,366)        (29,677)          22,229          26,465            8,204          79,898
                                  ------------    ------------     ------------    ------------     ------------    ------------
Net increase (decrease) in net
 assets.......................        (173,643)       (143,105)          22,644          27,074            9,439          86,944
NET ASSETS:
 Beginning of period..........         983,749       1,126,854           62,930          35,856          465,743         378,799
                                  ------------    ------------     ------------    ------------     ------------    ------------
 End of period................    $    810,106    $    983,749     $     85,574    $     62,930     $    475,182    $    465,743
                                  ============    ============     ============    ============     ============    ============
Undistributed net investment
 income (loss) at end of
 period.......................    $       (265)   $       (423)    $         --    $         --     $       (780)   $       (569)
                                  ============    ============     ============    ============     ============    ============

                 See Accompanying Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                          SPECIAL FUND                   SMALL CAP FUND              REAL ESTATE EQUITY FUND
                                  -----------------------------   -----------------------------   -----------------------------
                                   SIX MONTHS         YEAR         SIX MONTHS         YEAR         SIX MONTHS         YEAR
                                      ENDED           ENDED           ENDED           ENDED           ENDED           ENDED
                                  JUNE 30, 2002   DECEMBER 31,    JUNE 30, 2002   DECEMBER 31,    JUNE 30, 2002   DECEMBER 31,
                                   (UNAUDITED)        2001         (UNAUDITED)        2001         (UNAUDITED)        2001
                                  -------------   -------------   -------------   -------------   -------------   -------------
OPERATIONS:
 Net investment income
   (loss).....................    $     (3,099)   $     (4,280)   $     (2,969)   $     (3,670)   $     13,298    $     23,284
 Net realized gain (loss)
   from:
   Investment transactions....         (16,489)       (128,113)        (31,993)       (102,071)          7,624          (6,108)
   Foreign currency
    transactions..............             --              --              --               --              --              --
 Change in net unrealized
   appreciation or
   depreciation on:
   Investments................         (79,306)       (102,085)        (65,152)         29,412          54,480          11,519
   Translation of assets and
    liabilities in foreign
    currencies................              --              --              --              --              --              --
                                  ------------    ------------    ------------    ------------    ------------    ------------
 Net increase (decrease)
   resulting from
   operations.................         (98,894)       (234,478)       (100,114)        (76,329)         75,402          28,695
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income...              --              --              --              --         (13,367)        (21,222)
 From net realized gain from
   investment transactions and
   foreign currency
   transactions...............              --         (36,111)             --              --              --              --
 From return of capital.......              --              --              --              --              --          (2,074)
NET CAPITAL SHARE
 TRANSACTIONS.................         (13,565)        (38,865)        119,801         175,325         144,354         179,427
                                  ------------    ------------    ------------    ------------    ------------    ------------
Net increase (decrease) in net
 assets.......................        (112,459)       (309,454)         19,687          98,996         206,389         184,826
NET ASSETS:
 Beginning of period..........         786,071       1,095,525         617,966         518,970         621,590         436,764
                                  ------------    ------------    ------------    ------------    ------------    ------------
 End of period................    $    673,612    $    786,071    $    637,653    $    617,966    $    827,979    $    621,590
                                  ============    ============    ============    ============    ============    ============
Undistributed net investment
 income (loss) at end of
 period.......................    $     (3,099)   $         --    $     (2,969)   $         --    $        (69)   $         --
                                  ============    ============    ============    ============    ============    ============

                                       NATIONAL MUNICIPAL               OREGON MUNICIPAL
                                            BOND FUND                       BOND FUND                    HIGH YIELD FUND
                                  -----------------------------   -----------------------------   -----------------------------
                                   SIX MONTHS         YEAR         SIX MONTHS         YEAR         SIX MONTHS         YEAR
                                      ENDED           ENDED           ENDED           ENDED           ENDED           ENDED
                                  JUNE 30, 2002   DECEMBER 31,    JUNE 30, 2002   DECEMBER 31,    JUNE 30, 2002   DECEMBER 31,
                                   (UNAUDITED)        2001         (UNAUDITED)        2001         (UNAUDITED)        2001
                                  -------------   -------------   -------------   -------------   -------------   -------------
OPERATIONS:
 Net investment income........    $        288    $        531    $     11,131    $     22,218    $     12,087    $     13,586
 Net realized gain (loss) from
   investment transactions....              38              83           2,189           2,447         (12,572)         (6,979)
 Change in net unrealized
   appreciation or
   depreciation on
   investments................             315            (162)          9,886          (3,897)         (7,613)          2,694
                                  ------------    ------------    ------------    ------------    ------------    ------------
 Net increase (decrease)
   resulting from
   operations.................             641             452          23,206          20,768          (8,098)          9,301
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income...            (286)           (533)        (11,125)        (22,201)        (12,332)        (13,866)
 From net realized gain from
   investment transactions....              --             (26)             --          (1,100)             --              --
NET CAPITAL SHARE
 TRANSACTIONS.................            (412)          2,978          (5,080)         57,627         194,374         145,984
                                  ------------    ------------    ------------    ------------    ------------    ------------
Net increase (decrease) in net
 assets.......................             (57)          2,871           7,001          55,094         173,944         141,419
NET ASSETS:
 Beginning of period..........          13,769          10,898         491,638         436,544         238,994          97,575
                                  ------------    ------------    ------------    ------------    ------------    ------------
 End of period................    $     13,712    $     13,769    $    498,639    $    491,638    $    412,938    $    238,994
                                  ============    ============    ============    ============    ============    ============
Undistributed net investment
 income (loss) at end of
 period.......................    $         --    $         (2)   $         23    $         17    $       (525)   $       (280)
                                  ============    ============    ============    ============    ============    ============

                 See Accompanying Notes to Financial Statements
                                       97

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                         TECHNOLOGY FUND              STRATEGIC VALUE FUND
                                  -----------------------------   -----------------------------
                                   SIX MONTHS                      SIX MONTHS
                                      ENDED        YEAR ENDED         ENDED        YEAR ENDED
                                  JUNE 30, 2002   DECEMBER 31,    JUNE 30, 2002   DECEMBER 31,
                                   (UNAUDITED)        2001         (UNAUDITED)        2001
                                  -------------   -------------   -------------   -------------
OPERATIONS:
 Net investment income
   (loss).....................    $        (82)   $       (129)   $      1,048    $        514
 Net realized gain (loss)
   from:
   Investment transactions....          (1,275)         (4,782)          2,246             (39)
   Foreign currency
    transactions..............              --              --              --              --
 Change in net unrealized
   appreciation or
   depreciation on:
   Investments................          (1,936)          1,380          (3,540)         14,414
   Translation of assets and
    liabilities in foreign
    currencies................              --              --              --              --
                                  ------------    ------------    ------------    ------------
 Net increase (decrease)
   resulting from
   operations.................          (3,293)         (3,531)           (246)         14,889
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income...              --              --              --            (502)
 From net realized gain from
   investment transactions and
   foreign currency
   transactions...............              --              --              --              --
 From return of capital.......              --              --              --              --
NET CAPITAL SHARE
 TRANSACTIONS.................           2,743           9,589         203,820         115,591
                                  ------------    ------------    ------------    ------------
Net increase (decrease) in net
 assets.......................            (550)          6,058         203,574         129,978
NET ASSETS:
 Beginning of period..........          10,385           4,327         139,504           9,526
                                  ------------    ------------    ------------    ------------
 End of period................    $      9,835    $     10,385    $    343,078    $    139,504
                                  ============    ============    ============    ============
Undistributed net investment
 income (loss) at end of
 period.......................    $        (82)   $         --    $      1,049    $          1
                                  ============    ============    ============    ============

                                         COLUMBIA DAILY
                                         INCOME COMPANY
                                  -----------------------------
                                   SIX MONTHS         YEAR
                                      ENDED           ENDED
                                  JUNE 30, 2002   DECEMBER 31,
                                   (UNAUDITED)        2001
                                  -------------   -------------
OPERATIONS:
 Net investment income........    $      7,644    $     45,230
 Net realized gain (loss) from
   investment transactions....              --              --
 Change in net unrealized
   appreciation or
   depreciation on
   investments................              --              --
                                  ------------    ------------
 Net increase (decrease)
   resulting from
   operations.................           7,644          45,230
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income...          (7,644)        (45,230)
 From net realized gain from
   investment transactions....              --              --
NET CAPITAL SHARE
 TRANSACTIONS.................         (47,565)         55,384
                                  ------------    ------------
Net increase (decrease) in net
 assets.......................         (47,565)         55,384
NET ASSETS:
 Beginning of period..........       1,253,535       1,198,151
                                  ------------    ------------
 End of period................    $  1,205,970    $  1,253,535
                                  ============    ============
Undistributed net investment
 income (loss) at end of
 period.......................    $         --    $         --
                                  ============    ============

                 See Accompanying Notes to Financial Statements
                                       97

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

The Columbia Funds (the "Funds") consist of the following:

      Columbia Common Stock Fund, Inc.
      Columbia Growth Fund, Inc.
      Columbia International Stock Fund, Inc.
      Columbia Special Fund, Inc.
      Columbia Small Cap Fund, Inc.
      Columbia Real Estate Equity Fund, Inc.
      Columbia Technology Fund, Inc.
      Columbia Strategic Value Fund, Inc.
      Columbia Balanced Fund, Inc.
      Columbia Short Term Bond Fund, Inc.
      Columbia Fixed Income Securities Fund, Inc.
      Columbia National Municipal Bond Fund, Inc.
      Columbia Oregon Municipal Bond Fund, Inc.
      Columbia High Yield Fund, Inc.
      Columbia Daily Income Company

All Funds are open-end investment companies registered under the Investment Company Act of 1940, as amended, and are diversified except the Technology and Oregon Municipal Bond Funds, which are non-diversified.

Following is a summary of significant accounting policies, in conformity with generally accepted accounting principles, which are consistently followed by each Fund in the preparation of its financial statements.

INVESTMENT VALUATION. Equity securities are valued based on the last sale prices reported by the principal securities exchanges on which the investments are traded or, in the absence of recorded sales, at the closing bid prices on such exchanges or over-the-counter markets. Fixed income securities are valued based on market values as quoted by dealers who are market makers in these securities, by independent pricing services, or by the adviser using a methodology approved by the Board of Directors. Investment securities with less than 60 days to maturity when purchased and all securities held by Columbia Daily Income Company, are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available will be valued at fair market value as determined in good faith under procedures established by and under the general supervision of the Board of Directors of each Fund.

REPURCHASE AGREEMENTS. The Funds may engage in repurchase agreement transactions. The Funds, through their custodians, receive delivery of underlying securities collateralizing repurchase agreements. The Funds' investment advisor determines that the value of the underlying securities is at all times at least equal to the resale price. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

FINANCIAL FUTURES CONTRACTS. Certain Funds may invest in financial futures contracts solely for the purpose of hedging their existing portfolio securities, or securities that the Funds intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, a fund is required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by a fund each day, depending on the daily fluctuations in the fair value of the underlying security. A fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, a fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts interest rates, and the underlying assets. The daily changes in contract value are recorded as unrealized gains or losses, and a fund recognizes the realized gain or loss when the contract is closed.

INVESTMENT TRANSACTIONS. Investment transactions are accounted for as of the date the investments are purchased or sold. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Securities purchased on a when-issued or forward-delivery basis may be settled a month or more after trade date; interest income is not

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

accrued until settlement date. Each of the Funds will segregate liquid assets with a current value at least equal to the amount of its when-issued purchase commitments until settlement date.

INVESTMENT INCOME AND EXPENSES. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts, amortization of premiums and paydown gains and losses. Expenses are recorded on the accrual basis and each Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses incurred on behalf of all Funds. Expenses for "fees paid indirectly" reflect earnings credits on uninvested cash balances used to reduce the Funds' custodian charges.

FORWARD CURRENCY EXCHANGE CONTRACTS. Certain Funds may enter into forward currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of the portfolio securities denominated in a foreign currency. Contracts are valued at the prevailing forward exchange rate of the underlying currencies. The gain or loss arising from the difference between the original contract price and the closing price of such contract is included in the net realized gains or losses from foreign currency transactions. Fluctuations in the value of forward currency contracts are recorded for financial reporting purposes as unrealized gains or losses. The Funds could be exposed to risks if counterparties to the forward contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The effect of any change in the value of a hedged foreign currency would be offset by the corresponding change (resulting from a change in exchange rates) in value of the securities denominated in that currency. For the International Stock Fund, net realized gains arising from such transactions for the six months ended June 30, 2002, amounted to $73,502 and are included in realized gains from foreign currency transactions. As of June 30, 2002, the Funds had no outstanding forward currency contracts.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the International Stock Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities of the Funds are translated into U.S. dollars at the daily rates of exchange on the valuation date. Purchases and sales of investment securities, dividend and interest income and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

The International Stock Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices on investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

USE OF ESTIMATES. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends from net investment income of the Common Stock, Real Estate Equity and Balanced Funds are declared and paid quarterly. Dividends from net investment income of the Growth, International Stock, Special, Small Cap, Technol-

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES (CONT.)

ogy and Strategic Value Funds are declared and paid annually. Dividends from net investment income of the Short Term Bond, Fixed Income Securities, National Municipal Bond, Oregon Municipal Bond, and High Yield Funds are declared daily and paid monthly. Dividends from net investment income of the Columbia Daily Income Company are declared and paid daily. Distributions from any net realized gains are generally declared and paid annually. Additional distributions of net investment income and capital gains for each of the Funds may be made at the discretion of the Board of Directors in accordance with federal income tax regulations.

FEDERAL INCOME TAXES. Each of the Funds intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all taxable net investment income and net realized gains to its shareholders in a manner that results in no tax to the Funds. Therefore, no federal income or excise tax provision is required.

FOREIGN CAPITAL GAINS TAXES. Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 30%. The Funds provide for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction.

OTHER. As of June 30, 2002, the International Stock Fund held 92% of its net assets in equity securities of companies in countries other than the United States. While the Fund investments are not limited as to market capitalization, 93% of the portfolio, based on market value, were in companies considered to be large and well established, based on standards of the applicable country or foreign market. The High Yield Fund invests in lower rated debt securities, which may be more susceptible to adverse economic conditions than investment grade holdings. These securities are often subordinated to the prior claims of other senior lenders, and uncertainties exist as to an issuer's ability to meet principal and interest payments. As of June 30, 2002, 1% of the Fund's debt securities were rated A, 3% were rated Baa, 58% were rated Ba, and 38% were rated B, as rated by Moody's Investors Service, Inc.

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 2 -- INVESTMENT TRANSACTIONS

During the six months ended June 30, 2002, purchases, sales, and net realized gains (losses) of long-term securities were as follows:

                                                                                                                   REALIZED
                                                                    PURCHASES                SALES              GAINS (LOSSES)
                                                                  --------------         --------------         --------------
Common Stock Fund...........................................      $  353,692,539         $  372,302,615          $(23,264,639)
Growth Fund.................................................       1,015,212,928          1,051,537,001           (81,358,665)
International Stock Fund....................................          50,467,406             50,980,126           ( 3,967,880)
Special Fund................................................         422,010,897            510,510,029           (16,488,895)
Small Cap Fund..............................................         466,695,771            356,081,987           (31,992,519)
Real Estate Equity Fund.....................................         317,358,277            147,560,140             7,623,417
Technology Fund.............................................          13,432,263             12,166,312            (1,274,879)
Strategic Value Fund........................................         327,100,144            181,798,507             2,245,392
Balanced Fund...............................................         378,159,684            428,643,811           (19,115,492)
Short Term Bond Fund........................................          32,097,278             12,827,019              (245,386)
Fixed Income Securities Fund................................          96,741,310            108,058,683              (964,196)
National Municipal Bond Fund................................           3,403,611              3,546,110                38,622
Oregon Municipal Bond Fund..................................          65,320,918             63,833,591             2,183,161
High Yield Fund.............................................         217,721,692             54,279,376           (12,618,125)

During the six months ended June 30, 2002, purchases, sales, and net realized gains of U.S. Government securities were as follows:

                                                                                                                  REALIZED
                                                                    PURCHASES                SALES                  GAINS
                                                                  --------------         --------------         -------------
Balanced Fund...............................................      $  133,522,154         $  149,759,791         $   1,161,771
Short Term Bond Fund........................................          18,779,257             17,591,930                85,998
Fixed Income Securities Fund................................         193,500,361            189,565,503               564,774

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 3 -- FEDERAL INCOME TAX

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, net operating losses, deferral of losses from wash sales, passive foreign investment companies (PFIC), post-October losses, non-taxable dividends, discount accretion/premium amortization on debt securities, and paydown gains and losses on mortgage-backed securities.

As of December 31, 2001, for federal income tax purposes, the unused capital loss carryforwards that expire in 2007, 2008 and 2009, post-October losses that were deferred to January 1, 2002, and as of June 30, 2002 the unrealized appreciation (depreciation) excluding short-term investments, were as follows:

                                           NET CAPITAL        POST OCTOBER                                              NET
                                              LOSS          LOSSES DEFERRED       UNREALIZED       UNREALIZED       APPRECIATION
                                          CARRYFORWARDS    TO JANUARY 1, 2002    APPRECIATION    (DEPRECIATION)    (DEPRECIATION)
                                          -------------    ------------------    ------------    --------------    --------------
Common Stock Fund.......................  $ 52,039,637        $ 3,544,311        $56,844,078      $(40,899,705)     $ 15,944,373
Growth Fund.............................   162,540,209                 --        112,580,135       (85,764,003)       26,816,132
International Stock Fund................    23,627,839          4,101,263         13,861,504        (9,165,517)        4,695,987
Special Fund............................   110,043,273          9,195,303         82,443,724       (39,841,837)       42,601,887
Small Cap Fund..........................   117,057,825          1,091,352         73,018,858       (45,342,372)       27,676,486
Real Estate Equity Fund.................     1,271,327         11,961,083        122,783,875        (2,499,098)      120,284,777
Technology Fund.........................     4,393,873                 --            467,574        (1,262,059)         (794,485)
Strategic Value Fund....................            --                 --         22,020,318       (10,298,168)       11,722,150
Balanced Fund...........................    65,697,715          4,186,321         57,327,154       (39,735,118)       17,592,036
Short Term Bond Fund....................            --                 --          1,451,346          (220,818)        1,230,528
Fixed Income Securities Fund............     8,804,253                 --         13,673,267        (3,191,548)       10,481,719
National Municipal Bond Fund............            --              8,424            467,083           (26,036)          441,047
Oregon Municipal Bond Fund..............            --                 --         18,379,920        (1,642,829)       16,737,091
High Yield Fund.........................     9,118,260            609,665          4,797,825       (13,499,223)       (8,701,398)

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
NOTE 4 -- TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

The amounts of fees and expenses described below are shown on each Fund's statement of operations.

Columbia Funds Management Company (CFMC) manages each Fund, and Columbia Trust Company (CTC) is the transfer and shareholder servicing agent. CFMC and CTC are indirect, wholly owned subsidiaries of FleetBoston Financial Corporation, a publicly owned multi-bank holding company registered under the Bank Holding Company Act of 1956.

Investment management fees were paid by each Fund to CFMC. The fees are based on the following annual rates of average daily net assets:

                                                                 FEES ON           FEES ON           FEES ON           FEES ON
                                                                NET ASSETS        NET ASSETS        NET ASSETS        NET ASSETS
                                                                  FIRST              NEXT              NEXT           EXCEEDING
                                                               $200 MILLION      $300 MILLION      $500 MILLION       $1 BILLION
                                                               ------------      ------------      ------------      ------------
Common Stock Fund..........................................     0.60 of 1%        0.60 of 1%        0.60 of 1%        0.60 of 1%
Growth Fund................................................     0.75 of 1%       0.625 of 1%        0.50 of 1%        0.50 of 1%
International Stock Fund...................................     1.00 of 1%        1.00 of 1%        1.00 of 1%        1.00 of 1%
Special Fund...............................................     1.00 of 1%        1.00 of 1%        0.75 of 1%        0.75 of 1%
Small Cap Fund.............................................     1.00 of 1%        1.00 of 1%        1.00 of 1%        1.00 of 1%
Real Estate Equity Fund....................................     0.75 of 1%        0.75 of 1%        0.75 of 1%        0.75 of 1%
Technology Fund............................................     1.00 of 1%        1.00 of 1%        1.00 of 1%        1.00 of 1%
Strategic Value Fund.......................................     0.75 of 1%        0.75 of 1%        0.75 of 1%        0.75 of 1%
Balanced Fund..............................................     0.50 of 1%        0.50 of 1%        0.50 of 1%        0.50 of 1%
Short Term Bond Fund.......................................     0.50 of 1%        0.50 of 1%        0.50 of 1%        0.50 of 1%
Fixed Income Securities Fund...............................     0.50 of 1%        0.50 of 1%        0.50 of 1%        0.50 of 1%
National Municipal Bond Fund...............................     0.50 of 1%        0.50 of 1%        0.50 of 1%        0.50 of 1%
Oregon Municipal Bond Fund.................................     0.50 of 1%        0.50 of 1%        0.50 of 1%        0.50 of 1%
High Yield Fund............................................     0.60 of 1%        0.60 of 1%        0.60 of 1%        0.60 of 1%
Columbia Daily Income Company..............................     0.50 of 1%        0.50 of 1%        0.45 of 1%        0.40 of 1%

Directors' fees and expenses were paid directly by each Fund to directors having no affiliation with the Funds other than in their capacity as directors. Other officers and directors received no compensation from the Funds.

Transfer agent fees were paid by each Fund to CTC for services incidental to issuance and transfer of shares, maintaining shareholder lists, and issuing and mailing distributions and reports. The Funds also reimburse CTC for certain direct shareholder servicing and accounting costs.

For the six months ended June 30, 2002, CFMC has voluntarily agreed to reimburse expenses, after fees paid indirectly, in excess of 1.65% for the Technology Fund.

For the three years commencing November 1, 2000 and ending October 31, 2003, CFMC has contractually agreed to reimburse expenses, after fees paid indirectly, in excess of 0.75% for the Short Term Bond Fund.

For the six months ended June 30, 2002, CFMC has contractually agreed to reimburse expenses, after fees paid indirectly, in excess of 0.65% for the National Municipal Bond Fund.

At June 30, 2002, the Balanced Fund and the Fixed Income Securities Fund had investments in securities of U.S. Bank N.A., which provides primarily custodian services for these Funds.

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 5 -- CAPITAL STOCK ACTIVITY:
(IN THOUSANDS)

                                         COMMON STOCK FUND                   GROWTH FUND               INTERNATIONAL STOCK FUND
                                    ---------------------------      ---------------------------      ---------------------------
                                     SIX MONTHS                       SIX MONTHS                       SIX MONTHS
                                       ENDED           YEAR             ENDED           YEAR             ENDED           YEAR
                                      JUNE 30,        ENDED            JUNE 30,        ENDED            JUNE 30,        ENDED
                                        2002       DECEMBER 31,          2002       DECEMBER 31,          2002       DECEMBER 31,
                                    (UNAUDITED)        2001          (UNAUDITED)        2001          (UNAUDITED)        2001
                                    ------------   ------------      ------------   ------------      ------------   ------------
SHARES:
 Shares sold....................           3,657        10,491              2,959         6,698              3,746         10,570
 Shares reinvested for dividends
   and distributions............              --           145                 --           191                 --             11
                                    ------------   ------------      ------------   ------------      ------------   ------------
                                           3,657        10,636              2,959         6,889              3,746         10,581
 Shares redeemed................          (6,233)      (13,300)            (6,178)      (12,490)            (3,181)       (11,177)
                                    ------------   ------------      ------------   ------------      ------------   ------------
 Net increase (decrease)........          (2,576)       (2,664)            (3,219)       (5,601)               565           (596)
                                    ============   ============      ============   ============      ============   ============
AMOUNTS:
 Sales..........................    $     69,390(1) $   223,544(2)   $     85,246   $   224,937       $     44,719   $    137,761
 Reinvestment of dividends and
   distributions................              --         2,905                 --         6,121                 --            129
                                    ------------   ------------      ------------   ------------      ------------   ------------
                                          69,390       226,449             85,246       231,058             44,719        137,890
 Less redemptions...............        (116,518)     (281,982)          (174,290)     (422,011)           (37,840)      (145,055)
                                    ------------   ------------      ------------   ------------      ------------   ------------
 Net increase (decrease)........    $    (47,128)  $   (55,533)      $    (89,044)  $  (190,953)      $      6,879   $     (7,165)
                                    ============   ============      ============   ============      ============   ============
 Capital stock authorized.......     100 million                      100 million                      100 million
 Par value......................          no par                     $       0.01                           no par

                                                                             SHORT TERM                      FIXED INCOME
                                           BALANCED FUND                      BOND FUND                     SECURITIES FUND
                                    ---------------------------      ---------------------------      ---------------------------
                                     SIX MONTHS                       SIX MONTHS                       SIX MONTHS
                                       ENDED           YEAR             ENDED           YEAR             ENDED           YEAR
                                      JUNE 30,        ENDED            JUNE 30,        ENDED            JUNE 30,        ENDED
                                        2002       DECEMBER 31,          2002       DECEMBER 31,          2002       DECEMBER 31,
                                    (UNAUDITED)        2001          (UNAUDITED)        2001          (UNAUDITED)        2001
                                    ------------   ------------      ------------   ------------      ------------   ------------
SHARES:
 Shares sold....................           3,860        10,632              5,709         6,668              8,295         18,022
 Shares reinvested for dividends
   and distributions............             596         1,349                173           276                911          1,807
                                    ------------   ------------      ------------   ------------      ------------   ------------
                                           4,456        11,981              5,882         6,944              9,206         19,829
 Shares redeemed................          (8,924)      (13,467)            (3,284)       (3,873)            (8,581)       (13,794)
                                    ------------   ------------      ------------   ------------      ------------   ------------
 Net increase (decrease)........          (4,468)       (1,486)             2,598         3,071                625          6,035
                                    ============   ============      ============   ============      ============   ============
AMOUNTS:
 Sales..........................    $     77,562   $   229,671       $     48,828   $    57,224       $    109,519   $    237,932
 Reinvestment of dividends and
   distributions................          11,664        27,875              1,483         2,359             12,045         23,906
                                    ------------   ------------      ------------   ------------      ------------   ------------
                                          89,226       257,546             50,311        59,583            121,564        261,838
 Less redemptions...............        (176,592)     (287,223)           (28,082)      (33,118)          (113,360)      (181,940)
                                    ------------   ------------      ------------   ------------      ------------   ------------
 Net increase (decrease)........    $    (87,366)  $   (29,677)      $     22,229   $    26,465       $      8,204   $     79,898
                                    ============   ============      ============   ============      ============   ============
 Capital stock authorized.......     100 million                      100 million                      200 million
 Par value......................          no par                     $       0.01                     $       0.01

(1) Includes $4,174 of securities received in an in-kind transfer

(2) Includes $17,070 of securities received in an in-kind transfer

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                           SPECIAL FUND                 SMALL CAP FUND            REAL ESTATE EQUITY FUND
                                    ---------------------------   ---------------------------   ---------------------------
                                     SIX MONTHS                    SIX MONTHS                    SIX MONTHS
                                       ENDED           YEAR          ENDED           YEAR          ENDED           YEAR
                                      JUNE 30,        ENDED         JUNE 30,        ENDED         JUNE 30,        ENDED
                                        2002       DECEMBER 31,       2002       DECEMBER 31,       2002       DECEMBER 31,
                                    (UNAUDITED)        2001       (UNAUDITED)        2001       (UNAUDITED)        2001
                                    ------------   ------------   ------------   ------------   ------------   ------------
SHARES:
 Shares sold....................           7,061        10,828          15,136        23,701          15,519        19,257
 Shares reinvested for dividends
   and distributions............              --         1,813              --            --             654         1,288
                                    ------------   ------------   ------------   ------------   ------------   ------------
                                           7,061        12,641          15,136        23,701          16,173        20,545
 Shares redeemed................          (7,771)      (14,684)         (9,501)      (15,927)         (8,565)      (10,495)
                                    ------------   ------------   ------------   ------------   ------------   ------------
 Net increase (decrease)........            (710)       (2,043)          5,635         7,774           7,608        10,050
                                    ============   ============   ============   ============   ============   ============
AMOUNTS:
 Sales..........................    $    130,584   $   233,730    $    319,648   $   523,951    $    295,320   $   342,012
 Reinvestment of dividends and
   distributions................              --        35,254              --            --          12,701        22,872
                                    ------------   ------------   ------------   ------------   ------------   ------------
                                         130,584       268,984         319,648       523,951         308,021       364,884
 Less redemptions...............        (144,149)     (307,849)       (199,847)     (348,626)       (163,667)     (185,457)
                                    ------------   ------------   ------------   ------------   ------------   ------------
 Net increase (decrease)........    $    (13,565)  $   (38,865)   $    119,801   $   175,325    $    144,354   $   179,427
                                    ============   ============   ============   ============   ============   ============
 Capital stock authorized.......     100 million                   100 million                   100 million
 Par value......................    $       0.01                        no par                        no par

                                        NATIONAL MUNICIPAL             OREGON MUNICIPAL                 HIGH YIELD
                                             BOND FUND                     BOND FUND                       FUND
                                    ---------------------------   ---------------------------   ---------------------------
                                     SIX MONTHS                    SIX MONTHS                    SIX MONTHS
                                       ENDED           YEAR          ENDED           YEAR          ENDED           YEAR
                                      JUNE 30,        ENDED         JUNE 30,        ENDED         JUNE 30,        ENDED
                                        2002       DECEMBER 31,       2002       DECEMBER 31,       2002       DECEMBER 31,
                                    (UNAUDITED)        2001       (UNAUDITED)        2001       (UNAUDITED)        2001
                                    ------------   ------------   ------------   ------------   ------------   ------------
SHARES:
 Shares sold....................             362           648           6,656        12,007          33,222        34,218
 Shares reinvested for dividends
   and distributions............              26            51             715         1,491           1,322         1,452
                                    ------------   ------------   ------------   ------------   ------------   ------------
                                             388           699           7,371        13,498          34,544        35,670
 Shares redeemed................            (433)         (399)         (7,793)       (8,799)        (12,446)      (19,588)
                                    ------------   ------------   ------------   ------------   ------------   ------------
 Net increase (decrease)........             (45)          300            (422)        4,699          22,098        16,082
                                    ============   ============   ============   ============   ============   ============
AMOUNTS:
 Sales..........................    $      3,594   $     6,425    $     81,507   $   147,270    $    291,712   $   308,627
 Reinvestment of dividends and
   distributions................             265           508           8,758        18,269          11,495        13,034
                                    ------------   ------------   ------------   ------------   ------------   ------------
                                           3,859         6,933          90,265       165,539         303,207       321,661
 Less redemptions...............          (4,271)       (3,955)        (95,345)     (107,912)       (108,833)     (175,677)
                                    ------------   ------------   ------------   ------------   ------------   ------------
 Net increase (decrease)........    $       (412)  $     2,978    $     (5,080)  $    57,627    $    194,374   $   145,984
                                    ============   ============   ============   ============   ============   ============
 Capital stock authorized.......     100 million                   100 million                   100 million
 Par value......................    $       0.01                        no par                        no par

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                          TECHNOLOGY FUND             STRATEGIC VALUE FUND
                                    ---------------------------    ---------------------------
                                     SIX MONTHS                     SIX MONTHS
                                       ENDED           YEAR           ENDED           YEAR
                                      JUNE 30,        ENDED          JUNE 30,        ENDED
                                        2002       DECEMBER 31,        2002       DECEMBER 31,
                                    (UNAUDITED)        2001        (UNAUDITED)        2001
                                    ------------   ------------    ------------   ------------
SHARES:
 Shares sold....................           1,110         2,783           18,477         13,572
 Shares reinvested for dividends
   and distributions............              --            --               --             34
                                    ------------   ------------    ------------   ------------
                                           1,110         2,783           18,477         13,606
 Shares redeemed................            (671)       (1,591)          (4,981)        (4,847)
                                    ------------   ------------    ------------   ------------
 Net increase (decrease)........             439         1,192           13,496          8,759
                                    ============   ============    ============   ============
AMOUNTS:
 Sales..........................    $      6,482   $    18,876     $    277,994   $    178,940
 Reinvestment of dividends and
   distributions................              --            --               --            500
                                    ------------   ------------    ------------   ------------
                                           6,482        18,876          277,994        179,440
 Less redemptions...............          (3,739)       (9,287)         (74,174)       (63,849)
                                    ------------   ------------    ------------   ------------
 Net increase (decrease)........    $      2,743   $     9,589     $    203,820   $    115,591
                                    ============   ============    ============   ============
 Capital stock authorized.......     100 million                    100 million
 Par value......................          no par                         no par

                                          COLUMBIA DAILY
                                          INCOME COMPANY
                                    ---------------------------
                                     SIX MONTHS
                                       ENDED           YEAR
                                      JUNE 30,        ENDED
                                        2002       DECEMBER 31,
                                    (UNAUDITED)        2001
                                    ------------   ------------
SHARES:
 Shares sold....................         662,866     1,507,707
 Shares reinvested for dividends
   and distributions............           7,642        45,211
                                    ------------   ------------
                                         670,508     1,552,918
 Shares redeemed................        (718,073)   (1,497,534)
                                    ------------   ------------
 Net increase (decrease)........         (47,565)       55,384
                                    ============   ============
AMOUNTS:
 Sales..........................    $    662,866   $ 1,507,707
 Reinvestment of dividends and
   distributions................           7,642        45,211
                                    ------------   ------------
                                         670,508     1,552,918
 Less redemptions...............        (718,073)   (1,497,534)
                                    ------------   ------------
 Net increase (decrease)........    $    (47,565)  $    55,384
                                    ============   ============
 Capital stock authorized.......       2 billion
 Par value......................    $      0.001

                             [COLUMBIA FUNDS LOGO]



                                 COLUMBIA FUNDS
              -- 1301 S.W. FIFTH AVENUE, PORTLAND, OREGON 97201 --



                                 -- DIRECTORS --
                                 JAMES C. GEORGE
                              J. JERRY INSKEEP, JR.
                               PATRICK J. SIMPSON
                              RICHARD L. WOOLWORTH


                            -- INVESTMENT ADVISOR --
                       COLUMBIA FUNDS MANAGEMENT COMPANY
                             1300 S.W. SIXTH AVENUE
                             PORTLAND, OREGON 97201


                               -- LEGAL COUNSEL --
                                 STOEL RIVES LLP
                        900 S.W. FIFTH AVENUE, SUITE 2300
                           PORTLAND, OREGON 97204-1268


                              -- TRANSFER AGENT --
                             COLUMBIA TRUST COMPANY
                             1301 S.W. FIFTH AVENUE
                             PORTLAND, OREGON 97201




 This information must be preceded or accompanied by a current prospectus.
                Please read it carefully before investing.
The managers' views contained in this report are subject to change at any time, based on market and other considerations.
 Portfolio changes should not be considered recommendations for action by individual investors.
               Funds distributed by PFPC Distributors, Inc.

  Mutual fund shares are not insured by the FDIC or any other governmental entity; are not deposits or other obligations of, or guaranteed by, any bank; and involve risks, including loss of principal.